EQUITY FUNDS
                               SEMI-ANNUAL REPORT
                               For the six months ended December 31, 2001

                                                                [One Group Logo]

                                                      ONE GROUP(R) SMALL CAP GROWTH FUND
                                                      ONE GROUP(R) SMALL CAP VALUE FUND
                                                      ONE GROUP(R) MID CAP GROWTH FUND
                                                      ONE GROUP(R) MID CAP VALUE FUND
                                                      ONE GROUP(R) DIVERSIFIED MID CAP FUND
                                                      ONE GROUP(R) LARGE CAP GROWTH FUND
                                                      ONE GROUP(R) LARGE CAP VALUE FUND
                                                      ONE GROUP(R) EQUITY INCOME FUND
                                                      ONE GROUP(R) DIVERSIFIED EQUITY FUND
                                                      ONE GROUP(R) BALANCED FUND
                                                      ONE GROUP(R) EQUITY INDEX FUND
                                                      ONE GROUP(R) MARKET EXPANSION INDEX FUND
                                                      ONE GROUP(R) TECHNOLOGY FUND
                                                      ONE GROUP(R) HEALTH SCIENCES FUND
                                                      ONE GROUP(R) INTERNATIONAL EQUITY INDEX FUND
                                                      ONE GROUP(R) DIVERSIFIED INTERNATIONAL FUND

              NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

     This material must be preceded or accompanied by a current prospectus.

Table of Contents
--------------------------------------------------------------------------------
ONE GROUP MUTUAL FUNDS                                         DECEMBER 31, 2001

Schedules of Portfolio Investments .........................    2
Statements of Assets and Liabilities .......................   78
Statements of Operations ...................................   81
Statements of Changes in Net Assets ........................   84
Schedules of Capital Stock Activity ........................   89
Financial Highlights .......................................   94
Notes to Financial Statements ..............................  118

One Group Mutual Funds
Small Cap Growth Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                              DECEMBER 31, 2001
(Amounts in thousands)
(Unaudited)

                                                   MARKET
SHARES            SECURITY DESCRIPTION             VALUE
------   ---------------------------------------  --------
COMMON STOCKS (97.4%):
Business Equipment & Services (7.7%):
  48     Administaff, Inc. (b) .................  $  1,318
  43     Advanced Marketing Services, Inc. .....       788
  46     Advo, Inc. (b) ........................     1,982
  65     Armor Holdings, Inc. (b) ..............     1,754
  38     Concord Communications, Inc. (b) ......       785
  60     Dendrite International, Inc. (b) ......       840
  75     Factset Research Systems, Inc. ........     2,618
  57     Fair Issac & Co., Inc. ................     3,605
  95     Global Payments, Inc. .................     3,271
 101     Insight Enterprises, Inc. (b) .........     2,490
  66     John H. Harland Co. ...................     1,454
  72     Maximus, Inc. (b) .....................     3,037
  47     Philadelphia Consolidated Holding Corp.
           (b) .................................     1,780
  35     Startek, Inc. (b) .....................       661
  73     Varian Semiconductor Equipment Assoc.,
           Inc. (b) ............................     2,539
  72     Zebra Technologies Corp., Class A
           (b) .................................     3,970
                                                  --------
                                                    32,892
                                                  --------
Capital Goods (5.6%):
  72     Advanced Energy Industries, Inc.
           (b) .................................     1,915
  56     Clarcor, Inc. .........................     1,507
  52     Cymer, Inc. (b) .......................     1,390
  44     Elcor Corp. ...........................     1,212
 117     Graco, Inc. ...........................     4,582
  51     Helix Technology Corp. ................     1,152
  50     Insituform Technologies, Inc. (b) .....     1,271
  35     Intermagnetics General Corp. (b) ......       902
  55     Manitowoc Co., Inc. ...................     1,711
  55     Metro One Telecommunications, Inc.
           (b) .................................     1,652
  71     Roper Industries, Inc. ................     3,514
  76     Technitrol, Inc. ......................     2,099
  71     Vicor Corp. (b) .......................     1,142
                                                  --------
                                                    24,049
                                                  --------
Consumer Durable (5.9%):
  64     Apogee Enterprises, Inc. ..............     1,012
  66     Arbitron, Inc. (b) ....................     2,257
 220     Axcelis Technologies, Inc. (b) ........     2,840
 177     Copart, Inc. (b) ......................     6,449
  38     Corinthian Colleges, Inc. (b) .........     1,558
 108     Harman International Industries,
           Inc. ................................     4,889
  53     Polaris Industries, Inc. ..............     3,072
  47     Winnebago Industries, Inc. ............     1,718
  68     WMS Industries, Inc. (b) ..............     1,362
                                                  --------
                                                    25,157
                                                  --------
Consumer Non-Durable (4.2%):
  30     American Italian Pasta Co., Class A
           (b) .................................     1,244
  80     AptarGroup, Inc. ......................     2,816

                                                   MARKET
SHARES            SECURITY DESCRIPTION             VALUE
------   ---------------------------------------  --------
COMMON STOCKS, CONTINUED:
Consumer Non-Durable, continued:
  51     Fossil, Inc. (b) ......................  $  1,065
  54     ITT Educational Services, Inc. (b) ....     1,980
  86     Ivex Packaging Corp. (b) ..............     1,630
  33     Libbey, Inc. ..........................     1,061
 114     NBTY, Inc. (b) ........................     1,328
  72     Pacific Sunwear of California, Inc.
           (b) .................................     1,468
  94     Performance Food Group Co. (b) ........     3,317
  82     United Natural Foods, Inc. (b) ........     2,058
                                                  --------
                                                    17,967
                                                  --------
Consumer Services (3.9%):
  71     Action Performance Cos., Inc. (b) .....     2,182
  78     Argosy Gaming Co. (b) .................     2,540
  34     International Game Technologies (b) ...     2,295
  51     Kroll, Inc. (b) .......................       767
 138     Midway Games, Inc. (b) ................     2,073
  35     On Assignment, Inc. (b) ...............       797
  86     SCP Pool Corp. (b) ....................     2,373
  74     THQ, Inc. (b) .........................     3,577
                                                  --------
                                                    16,604
                                                  --------
Energy (2.2%):
  82     Cal Dive International, Inc. (b) ......     2,011
  89     Power Integrations, Inc. (b) ..........     2,037
 305     XTO Energy, Inc. ......................     5,340
                                                  --------
                                                     9,388
                                                  --------
Financial Services (7.0%):
  48     Barra, Inc. (b) .......................     2,251
  50     Boston Private Financial Holdings,
           Inc. ................................     1,101
 160     Commerce Bancorp, Inc. ................     6,299
 126     Community First Bankshares, Inc. ......     3,240
 122     First Midwest Bancorp, Inc. ...........     3,555
  43     Hilb, Rogal & Hamilton Co. ............     2,399
 137     Hudson United Bancorp .................     3,920
  58     Southwest Bancorp of Texas (b) ........     1,768
 105     Sterling Bancshares, Inc. .............     1,311
 159     TrustCo Bank Corp. ....................     1,992
  28     UCBH Holdings, Inc. ...................       785
  45     United Bankshares, Inc. ...............     1,299
                                                  --------
                                                    29,920
                                                  --------
Health Care (19.5%):
  71     Accredo Health, Inc. (b) ..............     2,809
 189     AdvancePCS (b) ........................     5,532
  26     Arthrocare Corp. (b) ..................       464
 130     Bio-Technology General Corp. (b) ......     1,069
 124     Cephalon, Inc. (b) ....................     9,335
  33     Cooper Cos., Inc. .....................     1,654
  41     Cryolife, Inc. (b) ....................     1,235
  82     Diagnostic Products Corp. .............     3,617

                                       2
Continued

One Group Mutual Funds
Small Cap Growth Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2001
(Amounts in thousands)
(Unaudited)

                                                   MARKET
SHARES            SECURITY DESCRIPTION             VALUE
------   ---------------------------------------  --------
COMMON STOCKS, CONTINUED:
Health Care, continued:
  40     Enzo Biochem, Inc. (b) ................  $    949
  57     Haemonetics Corp. (b) .................     1,937
  98     Hooper Holmes, Inc. ...................       878
  74     IDEXX Laboratories, Inc. (b) ..........     2,118
  26     Impath, Inc. (b) ......................     1,135
  47     Inamed Corp. (b) ......................     1,404
  56     Invacare Corp. ........................     1,881
  76     Medicis Pharmaceuticals, Inc. (b) .....     4,883
  69     Mentor Corp. ..........................     1,973
  76     MGI Pharma, Inc. (b) ..................     1,157
 125     Mid Atlantic Medical Services, Inc.
           (b) .................................     2,838
  75     NDCHealth Corp. .......................     2,605
 146     Orthodontic Centers of America, Inc.
           (b) .................................     4,444
  76     Owens & Minor, Inc. ...................     1,400
  98     Pharmaceutical Product Development,
           Inc. (b) ............................     3,180
  90     Priority Healthcare Corp., Class B
           (b) .................................     3,167
  71     Province Healthcare Co. (b) ...........     2,191
  99     Regeneron Pharmaceuticals, Inc. (b) ...     2,774
 127     Renal Care Group, Inc. (b) ............     4,083
  87     Resmed, Inc. (b) ......................     4,675
  92     Respironics, Inc. (b) .................     3,197
  21     Surmodics, Inc. (b) ...................       751
  62     Sybron Dental Specialties, Inc. (b) ...     1,336
  55     Syncor International Corp. (b) ........     1,587
  29     Vital Signs, Inc. .....................     1,002
                                                  --------
                                                    83,260
                                                  --------
Raw Materials (3.7%):
  52     Cambrex Corp. .........................     2,263
  65     Georgia Gulf Corp. ....................     1,195
 132     Harmonic Lightwaves, Inc. (b) .........     1,587
  54     OM Group, Inc. ........................     3,594
  65     Scotts Co., Class A (b) ...............     3,084
 106     Techne Corp. (b) ......................     3,906
                                                  --------
                                                    15,629
                                                  --------
Retail (15.4%):
 138     99 Cents Only Stores (b) ..............     5,244
 130     Applebee's International, Inc. ........     4,444
  60     CEC Entertainment, Inc. (b) ...........     2,621
  56     Chico's FAS, Inc. (b) .................     2,229
  59     Christopher & Banks Corp. (b) .........     2,009
  36     Cost Plus, Inc. (b) ...................       954
  66     Delta & Pine Land Co. .................     1,498
  87     Ethan Allen Interiors, Inc. ...........     3,618
  35     Genesco, Inc. (b) .....................       718
  27     Hot Topic, Inc. (b) ...................       841
  88     Jack in the Box, Inc. (b) .............     2,426
 145     Michael's Stores, Inc. (b) ............     4,765

                                                   MARKET
SHARES            SECURITY DESCRIPTION             VALUE
------   ---------------------------------------  --------
COMMON STOCKS, CONTINUED:
Retail, continued:
 161     O'Reilly Automotive, Inc. (b) .........  $  5,882
  26     P.F. Chang's China Bistro, Inc. (b) ...     1,216
  38     Panera Bread Co. (b) ..................     1,978
 219     Pier 1 Imports, Inc. ..................     3,789
  94     Regis Corp. ...........................     2,421
 208     Ruby Tuesday, Inc. ....................     4,281
  83     Sonic Corp. (b) .......................     2,983
 114     The Cheesecake Factory, Inc. (b) ......     3,969
  95     Too, Inc. (b) .........................     2,624
 128     Whole Foods Market, Inc. (b) ..........     5,571
                                                  --------
                                                    66,081
                                                  --------
Shelter (1.6%):
  49     Mobile Mini, Inc. (b) .................     1,929
  19     NVR, Inc. (b) .........................     3,774
  31     Thor Industries, Inc. .................     1,156
                                                  --------
                                                     6,859
                                                  --------
Technology (16.8%):
 146     Aeroflex, Inc. (b) ....................     2,769
  53     Alliant Techsystems, Inc. (b) .........     4,081
  99     Alpha Industries, Inc. (b) ............     2,147
  68     ATMI, Inc. (b) ........................     1,631
  85     Avant Corp. (b) .......................     1,742
  32     BEI Technologies, Inc. ................       562
  57     CACI International, Inc., Class A
           (b) .................................     2,259
  29     Catapult Communications Corp. (b) .....       756
  87     Cerner Corp. (b) ......................     4,353
  82     Cognex Corp. (b) ......................     2,110
  35     Dionex Corp. (b) ......................       903
  61     Elantec Semiconductor, Inc. (b) .......     2,331
  97     ESS Technology, Inc. (b) ..............     2,062
  80     Filenet Corp. (b) .....................     1,623
 119     Inter-Tel, Inc. .......................     2,278
 141     Intervoice-Brite, Inc. (b) ............     1,804
  77     Itron, Inc. (b) .......................     2,333
 174     Kopin Corp. (b) .......................     2,442
  55     Kronos, Inc. (b) ......................     2,661
  42     Manhattan Associates, Inc. (b) ........     1,224
  49     Mercury Computer Systems, Inc. (b) ....     1,932
  44     Micros Systems, Inc. (b) ..............     1,104
  74     Microsemi Corp. (b) ...................     2,204
  50     MRO Software, Inc. (b) ................     1,169
  51     Netegrity, Inc. (b) ...................       987
  44     NYFIX, Inc. (b) .......................       875
  49     Photon Dynamics, Inc. (b) .............     2,219
  68     Photronics, Inc. (b) ..................     2,132
 113     Progress Software Corp. (b) ...........     1,956
 270     Read-Rite Corp. (b) ...................     1,785
  59     Roxio, Inc. (b) .......................       980

                                       3
Continued

One Group Mutual Funds
Small Cap Growth Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2001
(Amounts in thousands)
(Unaudited)

                                                   MARKET
SHARES            SECURITY DESCRIPTION             VALUE
------   ---------------------------------------  --------
COMMON STOCKS, CONTINUED:
Technology, continued:
  37     Rudolph Technologies, Inc. (b) ........  $  1,253
  72     Teledyne Technologies, Inc. (b) .......     1,170
 144     Tetra Tech, Inc. (b) ..................     2,876
  31     Tollgrade Communications, Inc. (b) ....     1,017
  57     Trimble Navigation Ltd. (b) ...........       927
  76     Varian Medical Systems, Inc. (b) ......     5,401
                                                  --------
                                                    72,058
                                                  --------
Transportation (2.8%):
  87     Atlantic Coast Airlines, Inc. (b) .....     2,019
  54     Forward Air Corp. (b) .................     1,845
  97     Heartland Express, Inc. (b) ...........     2,703
  24     Landstar System, Inc. (b) .............     1,762
 146     Skywest, Inc. .........................     3,721
                                                  --------
                                                    12,050
                                                  --------

                                                   MARKET
SHARES            SECURITY DESCRIPTION             VALUE
------   ---------------------------------------  --------
COMMON STOCKS, CONTINUED:
Utilities (1.1%):
 127     Philadelphia Suburban Corp. ...........  $  2,860
  62     UGI Corp. .............................     1,857
   0     WorldCom, Inc. (b) ....................         1
   0     WorldCom, Inc. - MCI Group ............         0
                                                  --------
                                                     4,718
                                                  --------
  Total Common Stocks                              416,632
                                                  --------
INVESTMENT COMPANIES (0.0%):
   0     One Group Prime Money Market Fund,
           Class I .............................         0
                                                  --------
  Total Investment Companies                             0
                                                  --------
Total (Cost $345,676)(a)                          $416,632
                                                  ========

------------
Percentages indicated are based on net assets of $427,899.

 (a) Represents cost for financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows (amounts in thousands):

                   Unrealized appreciation......................  $77,965
                   Unrealized depreciation......................   (7,009)
                                                                  -------
                   Net unrealized appreciation (depreciation)...  $70,956
                                                                  =======

    Aggregate cost for federal income tax purposes is substantially the same.

(b) Non-income producing securities.

    Amounts shown as 0 rounded to less than 1,000.

See notes to financial statements.

One Group Mutual Funds
Small Cap Value Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                              DECEMBER 31, 2001
(Amounts in thousands)
(Unaudited)

                                                   MARKET
SHARES            SECURITY DESCRIPTION             VALUE
------   ---------------------------------------  --------
COMMON STOCKS (98.2%):
Business Equipment & Services (7.5%):
  206    AAR Corp. .............................  $  1,852
  101    Angelica Corp. ........................     1,091
  314    Applied Industrial Technologies,
           Inc. ................................     5,848
   63    Banta Corp. ...........................     1,845
  175    Bowne & Co., Inc. .....................     2,245
  124    CDI Corp. (b) .........................     2,349
  141    G & K Services, Inc., Class A .........     4,554
  108    IKON Office Solutions, Inc. ...........     1,259
  138    Kelly Services, Inc., Class A .........     3,016
  204    Paxar Corp. (b) .......................     2,891
  231    Ryder Systems, Inc. ...................     5,112
   25    Tennant Co. ...........................       928
  213    Unifirst Corp. ........................     4,808
  164    Wackenhut Corrections Corp. (b) .......     2,273
                                                  --------
                                                    40,071
                                                  --------
Capital Goods (9.3%):
   25    Astec Industries, Inc. (b) ............       367
  114    Briggs & Stratton Corp. ...............     4,864
  180    Bush Industries, Inc. .................     1,955
   52    Butler Manufacturing Co. ..............     1,451
  136    CompX International, Inc. .............     1,765
  229    Cummins Engine, Inc. ..................     8,820
  220    HON Industries, Inc. ..................     6,077
   24    Lawson Products, Inc. .................       627
   24    Lincoln Electric Holdings, Inc. .......       582
   56    Nacco Industries, Inc., Class A .......     3,186
   35    Paccar, Inc. ..........................     2,270
   52    SPS Technologies, Inc. (b) ............     1,805
   68    Tecumseh Products Co. .................     3,448
  246    Trinity Industries, Inc. ..............     6,670
   69    Watts Industries, Inc., Class A .......     1,040
  136    York International Corp. ..............     5,170
                                                  --------
                                                    50,097
                                                  --------
Consumer Durable (6.1%):
   81    Arctic Cat, Inc. ......................     1,370
  266    Arvinmeritor, Inc. ....................     5,227
   85    Bassett Furniture Industries, Inc. ....     1,191
   23    Borg Warner, Inc. .....................     1,212
  193    Brunswick Corp. .......................     4,189
   93    Coachmen Industries, Inc. .............     1,112
   51    Dana Corp. ............................       708
  222    Interface, Inc. .......................     1,245
  294    Intermet Corp. ........................       985
   48    Mohawk Industries, Inc. (b) ...........     2,642
   75    Myers Industries, Inc. ................     1,022
   51    National R.V. Holdings, Inc. (b) ......       500
  176    Oneida Ltd. ...........................     2,273

                                                   MARKET
SHARES            SECURITY DESCRIPTION             VALUE
------   ---------------------------------------  --------
COMMON STOCKS, CONTINUED:
Consumer Durable, continued:
   67    Smith (A.O.) Corp. ....................  $  1,308
  198    Snap-On, Inc. .........................     6,662
   82    Watsco, Inc. ..........................     1,164
                                                  --------
                                                    32,810
                                                  --------
Consumer Non-Durable (3.1%):
    0    Farmer Brothers Co. ...................       106
  111    Interstate Bakeries Corp. .............     2,691
   42    Lancaster Colony Corp. ................     1,481
   97    Smithfield Foods, Inc. (b) ............     2,138
  301    United Stationers, Inc. (b) ...........    10,125
                                                  --------
                                                    16,541
                                                  --------
Energy (3.7%):
  134    Ashland Co, Inc. ......................     6,176
  103    Helmerich & Payne, Inc. ...............     3,421
  151    Maverick Tube Corp. (b) ...............     1,957
  206    Ocean Energy, Inc. ....................     3,949
  173    Parker Drilling Co. (b) ...............       637
   89    Tesoro Petroleum Corp. (b) ............     1,165
   73    Valero Energy Corp. ...................     2,794
                                                  --------
                                                    20,099
                                                  --------
Financial Services (18.4%):
   86    A.G. Edwards, Inc. ....................     3,807
   33    Affiliated Managers Group, Inc. (b) ...     2,333
   66    Alfa Corp. ............................     1,470
   88    Allmerica Financial Corp. .............     3,911
   39    American Financial Group, Inc. ........       945
   87    Associated Banc-Corp. .................     3,053
   51    City National Corp. ...................     2,403
   61    Colonial BancGroup, Inc. ..............       852
  124    Commerce Bancshares, Inc. .............     4,829
   44    Commerce Group, Inc. ..................     1,651
   62    Community First Bankshares, Inc. ......     1,585
  133    Compass Bancshares, Inc. ..............     3,764
  130    Countrywide Credit Industries, Inc. ...     5,319
   53    FBL Financial Group, Inc., Class A ....       879
  110    Fidelity National Financial, Inc. .....     2,724
  246    First American Financial Corp. ........     4,608
  225    FirstMerit Corp. ......................     6,085
   13    GBC Bancorp California ................       386
   55    LandAmerica Financial Group, Inc. .....     1,570
   41    Mercantile Bank Corp. (b) .............       719
   34    Mercantile Bankshares Corp. ...........     1,450
  125    Nationwide Financial Services, Inc.,
           Class A .............................     5,199
   87    North Valley Bancorp ..................     1,184
   77    Old Republic International Corp. ......     2,148
  117    PXRE Group Ltd. .......................     2,062
  116    Radian Group, Inc. ....................     4,999

                                       5
Continued

One Group Mutual Funds
Small Cap Value Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2001
(Amounts in thousands)
(Unaudited)

                                                   MARKET
SHARES            SECURITY DESCRIPTION             VALUE
------   ---------------------------------------  --------
COMMON STOCKS, CONTINUED:
Financial Services, continued:
   37    Raymond James Financial, Inc. .........  $  1,304
   37    Selective Insurance Group, Inc. .......       808
  195    Silicon Valley Bankshares (b) .........     5,216
  177    Sovereign Bancorp, Inc. ...............     2,160
  104    State Auto Financial Corp. ............     1,686
  118    Susquehanna Bancshares, Inc. ..........     2,460
   84    SWS Group, Inc. .......................     2,133
   44    Triad Guaranty, Inc. (b) ..............     1,589
  151    Washington Federal, Inc. ..............     3,895
   39    Washington Trust Bancorp, Inc. ........       741
  105    Webster Financial Corp. ...............     3,314
   78    Whitney Holding Corp. .................     3,407
                                                  --------
                                                    98,648
                                                  --------
Health Care (2.7%):
   73    Gentiva Health Services, Inc. (b) .....     1,605
  236    Health Net, Inc. (b) ..................     5,142
  121    Ocular Sciences, Inc. (b) .............     2,812
  132    Staar Surgical Co. (b) ................       507
  157    Theragenics Corp. (b) .................     1,548
  103    West Pharmaceutical Services, Inc. ....     2,737
                                                  --------
                                                    14,351
                                                  --------
Raw Materials (10.3%):
  122    Applied Extrusion Technology, Inc.
           (b) .................................       866
  155    Brush Engineered Materials, Inc. ......     2,211
  142    Centex Construction Products, Inc. ....     4,564
  224    Chase Industries, Inc. (b) ............     2,047
   63    H.B. Fuller Co. .......................     1,821
  201    Harsco Corp. ..........................     6,905
  189    Lafarge Corp. .........................     7,090
  123    Mueller Industries, Inc. (b) ..........     4,083
  326    Olin Corp. ............................     5,263
   84    Rock-Tenn Co., Class A ................     1,211
  111    Ryerson Tull, Inc. ....................     1,222
    2    Steel Dynamics, Inc. (b) ..............        23
  127    Steel Technologies, Inc. ..............     1,156
   62    Stepan Co. ............................     1,501
   67    Temple-Inland, Inc. ...................     3,784
   53    Texas Industries, Inc. ................     1,959
  423    Unifi, Inc. (b) .......................     3,063
   45    Universal Forest Products, Inc. .......       944
  163    Wellman, Inc. .........................     2,525
  266    Wolverine Tube, Inc. (b) ..............     3,021
                                                  --------
                                                    55,259
                                                  --------
Real Estate Investment Trust (4.2%):
   62    Colonial Properties Trust .............     1,916
  148    Developers Diversified Realty Corp. ...     2,823
  201    Felcor Lodging Trust, Inc. ............     3,357
   75    First Industrial Realty Trust .........     2,345

                                                   MARKET
SHARES            SECURITY DESCRIPTION             VALUE
------   ---------------------------------------  --------
COMMON STOCKS, CONTINUED:
Real Estate Investment Trust, continued:
  174    Great Lakes REIT, Inc. ................  $  2,781
  110    Highwoods Properties, Inc. ............     2,855
   61    Prentiss Properties Trust .............     1,663
  189    Thornburg Mortgage, Inc. ..............     3,716
   72    United Dominion Realty Trust, Inc. ....     1,043
                                                  --------
                                                    22,499
                                                  --------
Retail (10.0%):
  231    Bob Evans Farms, Inc. .................     5,673
  189    Bon-Ton Stores, Inc. (b) ..............       511
   38    Borders Group, Inc. (b) ...............       762
  101    Brookstone, Inc. (b) ..................     1,188
  222    Casey's General Stores, Inc. ..........     3,300
   57    CBRL Group, Inc. ......................     1,687
  132    Circuit City Stores, Inc. .............     3,420
   27    Dress Barn, Inc. (b) ..................       678
  189    Haverty Furniture Cos., Inc. ..........     3,120
  160    Kellwood Co. ..........................     3,839
  107    Men's Wearhouse, Inc. (b) .............     2,216
  259    Nautica Enterprises, Inc. (b) .........     3,313
   52    O'Charleys, Inc. (b) ..................       959
   89    Pier 1 Imports, Inc. ..................     1,550
  213    REX Stores Corp. (b) ..................     5,969
   75    Ruddick Corp. .........................     1,193
  168    Stein Mart, Inc. (b) ..................     1,407
  276    The Steak n Shake Co. (b) .............     3,049
  132    Tractor Supply Co. (b) ................     4,482
   20    V.F. Corp. ............................       772
  109    Zale Corp. (b) ........................     4,561
                                                  --------
                                                    53,649
                                                  --------
Shelter (1.5%):
  117    Clayton Homes, Inc. ...................     2,004
   78    Crossmann Communities, Inc. ...........     2,581
  154    Fleetwood Enterprises, Inc. ...........     1,747
   31    Palm Harbor Homes, Inc. (b) ...........       735
  151    Patrick Industries, Inc. ..............     1,069
                                                  --------
                                                     8,136
                                                  --------
Technology (11.9%):
  150    Actel Corp. (b) .......................     2,977
  151    Adaptec, Inc. (b) .....................     2,192
   64    Adtran, Inc. (b) ......................     1,628
   22    Analogic Corp. ........................       832
  203    Asyst Technologies, Inc. (b) ..........     2,588
  122    Audiovox Corp., Class A (b) ...........       912
  129    Avnet, Inc. ...........................     3,273
   80    Benchmark Electronics, Inc. (b) .......     1,507
  222    Brightpoint, Inc. (b) .................       696
   87    Captaris, Inc. (b) ....................       321
   46    Cognex Corp. (b) ......................     1,173

                                       6
Continued

One Group Mutual Funds
Small Cap Value Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2001
(Amounts in thousands)
(Unaudited)

                                                   MARKET
SHARES            SECURITY DESCRIPTION             VALUE
------   ---------------------------------------  --------
COMMON STOCKS, CONTINUED:
Technology, continued:
   59    Coherent, Inc. (b) ....................  $  1,824
  169    Cohu, Inc. ............................     3,346
  269    Credence Systems Corp. (b) ............     5,001
  220    Cyberoptics Corp. (b) .................     2,916
   62    Dupont Photomasks, Inc. (b) ...........     2,690
  177    Electroglas, Inc. (b) .................     2,607
   71    Electronics for Imaging, Inc. (b) .....     1,588
  112    Filenet Corp. (b) .....................     2,262
  120    Hyperion Solutions Corp. (b) ..........     2,375
  192    Instinet Group, Inc. (b) ..............     1,925
  209    Interphase Corp. (b) ..................     1,135
  192    Kulicke & Soffa Industries, Inc.
           (b) .................................     3,295
   59    Lam Research Corp. (b) ................     1,372
   48    Lattice Semiconductor Corp. (b) .......       977
   42    Park Electrochemical Corp. ............     1,119
  260    Parlex Corp. (b) ......................     4,087
  264    Pioneer-Standard Electronics, Inc. ....     3,348
   74    Veeco Instruments, Inc. (b) ...........     2,679
  148    X-Rite, Inc. ..........................     1,255
                                                  --------
                                                    63,900
                                                  --------
Transportation (5.8%):
  108    Airborne, Inc. ........................     1,603
  117    Alaska Air Group, Inc. (b) ............     3,405
  109    Alexander & Baldwin, Inc. .............     2,897
  100    Atlas Air, Inc. (b) ...................     1,469
  237    CNF, Inc. .............................     7,941

                                                   MARKET
SHARES            SECURITY DESCRIPTION             VALUE
------   ---------------------------------------  --------
COMMON STOCKS, CONTINUED:
Transportation, continued:
   99    J.B. Hunt Transport Services, Inc.
           (b) .................................  $  2,288
   20    Landstar System, Inc. (b) .............     1,450
    4    Old Dominion Freight Line, Inc. (b) ...        56
  158    US Freightways Corp. ..................     4,974
   68    Werner Enterprises, Inc. ..............     1,650
  127    Yellow Corp. (b) ......................     3,190
                                                  --------
                                                    30,923
                                                  --------
Utilities (3.7%):
   70    Alliant Energy Corp. ..................     2,125
   55    Hawaiian Electric Industries, Inc. ....     2,215
   43    MDU Resources Group, Inc. .............     1,196
  173    Northwest Natural Gas Co. .............     4,413
   47    PNM Resources, Inc. ...................     1,305
   36    UIL Holdings Corp. ....................     1,867
   65    Vectren Corp. .........................     1,561
  223    Wisconsin Energy Corp. ................     5,036
                                                  --------
                                                    19,718
                                                  --------
  Total Common Stocks                              526,701
                                                  --------
INVESTMENT COMPANIES (2.1%):
   70    iShares Russell 2000 Value ............     8,960
2,413    One Group Prime Money Market Fund,
           Class I .............................     2,413
                                                  --------
  Total Investment Companies                        11,373
                                                  --------
Total (Cost $442,135)(a)                          $538,074
                                                  ========

------------
Percentages indicated are based on net assets of $536,465.

 (a) Represents cost for financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows (amounts in thousands):

                   Unrealized appreciation......................  $104,278
                   Unrealized depreciation......................    (8,339)
                                                                  --------
                   Net unrealized appreciation (depreciation)...  $ 95,939
                                                                  ========

    Aggregate cost for federal income tax purposes is substantially the same.

(b) Non-income producing securities.

    Amounts shown as 0 rounded to less than 1,000.

See notes to financial statements.

One Group Mutual Funds
Mid Cap Growth Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                              DECEMBER 31, 2001
(Amounts in thousands)
(Unaudited)

                                                   MARKET
SHARES            SECURITY DESCRIPTION             VALUE
------   --------------------------------------  ----------
COMMON STOCKS (97.7%):
Business Equipment & Services (13.8%):
  368    Affiliated Computer Services, Inc.,
           Class A (b) ........................  $   39,096
  516    Apollo Group, Inc., Class A (b) ......      23,238
  791    BJ Services Co. (b) ..................      25,677
  294    Catalina Marketing Corp. (b) .........      10,193
  360    ChoicePoint, Inc. (b) ................      18,260
  229    CSG Systems International, Inc.
           (b) ................................       9,270
  591    DST Systems, Inc. (b) ................      29,440
  177    Education Management Corp. (b) .......       6,420
  180    Fiserv, Inc. (b) .....................       7,622
  274    Herman Miller, Inc. ..................       6,493
  347    Jack Henry & Assoc., Inc. ............       7,585
  205    Jacobs Engineering Group, Inc. (b) ...      13,528
  535    Manpower, Inc. .......................      18,021
  601    McData Corp., Class A (b) ............      14,722
  327    Reynolds & Reynolds Co., Class A .....       7,922
  327    Sotheby's Holdings, Inc., Class A
           (b) ................................       5,427
1,591    SunGard Data Systems, Inc. (b) .......      46,036
                                                 ----------
                                                    288,950
                                                 ----------
Capital Goods (4.1%):
  285    American Standard Cos., Inc. (b) .....      19,418
  488    Diebold, Inc. ........................      19,748
  101    Fastenal Co. .........................       6,723
  316    Flowserve Corp. (b) ..................       8,400
  151    HON Industries, Inc. .................       4,169
  197    SPX Corp. (b) ........................      26,984
                                                 ----------
                                                     85,442
                                                 ----------
Consumer Durable (1.6%):
  259    Gentex Corp. (b) .....................       6,912
  358    Mohawk Industries, Inc. (b) ..........      19,644
  303    Sonoco Products Co. ..................       8,062
                                                 ----------
                                                     34,618
                                                 ----------
Consumer Non-Durable (4.0%):
  827    Dial Corp. ...........................      14,189
  645    Hormel Foods Corp. ...................      17,326
  190    Jones Apparel Group, Inc. (b) ........       6,304
  553    McCormick & Co., Inc. ................      23,190
  442    Smithfield Foods, Inc. (b) ...........       9,739
  202    Timberland Co., Class A (b) ..........       7,486
  155    Tootsie Roll Industries ..............       6,060
                                                 ----------
                                                     84,294
                                                 ----------
Consumer Services (5.6%):
  234    Coach, Inc. (b) ......................       9,108
  574    Dun & Bradstreet Corp. (b) ...........      20,250
  218    Entercom Communications Corp. (b) ....      10,886
  500    Reader's Digest Assoc., Inc. Class
           A ..................................      11,548
  290    Scholastic Corp. (b) .................      14,575

                                                   MARKET
SHARES            SECURITY DESCRIPTION             VALUE
------   --------------------------------------  ----------
COMMON STOCKS, CONTINUED:
Consumer Services, continued:
  270    Valassis Communications, Inc. (b) ....  $    9,618
   32    Washington Post Co. ..................      16,881
   69    Weight Watchers Int'l, Inc. (b) ......       2,322
  768    Westwood One, Inc. (b) ...............      23,081
                                                 ----------
                                                    118,269
                                                 ----------
Financial Services (9.7%):
  207    Arthur J. Gallagher & Co. ............       7,142
  438    Certegy, Inc. (b) ....................      15,004
  353    Eaton Vance Corp. ....................      12,540
  419    First Tennessee National Corp. .......      15,188
  196    Investors Financial Services Corp. ...      12,971
  458    Legg Mason, Inc. .....................      22,878
  270    National Commerce Financial Co. ......       6,820
  347    Neuberger Berman, Inc. ...............      15,233
1,029    North Fork Bancorp, Inc. .............      32,907
  495    SEI Investments Co. ..................      22,320
  454    TCF Financial Corp. ..................      21,795
  218    Waddell & Reed Financial, Inc.,
           Class A ............................       7,022
  172    Westamerica Bancorp ..................       6,819
  243    Willis Group Holdings Ltd. (b) .......       5,731
                                                 ----------
                                                    204,370
                                                 ----------
Health Care (24.6%):
  356    Apogent Technologies, Inc. (b) .......       9,179
  214    Barr Laboratories, Inc. (b) ..........      16,958
  474    Beckman Coulter, Inc. ................      20,979
  288    COR Therapeutics, Inc. (b) ...........       6,899
  299    Covance, Inc. (b) ....................       6,786
  525    Cytyc Corp. (b) ......................      13,710
  365    Dentsply International, Inc. .........      18,305
  290    Edwards Lifesciences Corp. (b) .......       8,020
  555    Express Scripts, Inc., Class A (b) ...      25,962
  190    First Health Group Corp. (b) .........       4,704
  103    Genzyme Corp. (b) ....................       6,137
  661    Gilead Sciences, Inc. (b) ............      43,442
  274    ICN Pharmaceuticals, Inc. ............       9,180
  881    IDEC Pharmaceuticals Corp. (b) .......      60,742
  992    IVAX Corp. (b) .......................      19,989
  373    Lincare Holdings, Inc. (b) ...........      10,686
  243    MedImmune, Inc. (b) ..................      11,283
1,016    Millennium Pharmaceuticals, Inc.
           (b) ................................      24,893
  612    Mylan Laboratories, Inc. .............      22,966
  477    Oxford Health Plans, Inc. (b) ........      14,374
  197    Patterson Dental Co. (b) .............       8,043
  743    Protein Design Labs, Inc. (b) ........      24,385
  427    Quest Diagnostics, Inc. (b) ..........      30,612
  405    Sepracor, Inc. (b) ...................      23,129
  343    Steris Corp. (b) .....................       6,274

                                       8
Continued

One Group Mutual Funds
Mid Cap Growth Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2001
(Amounts in thousands)
(Unaudited)

                                                   MARKET
SHARES            SECURITY DESCRIPTION             VALUE
------   --------------------------------------  ----------
COMMON STOCKS, CONTINUED:
Health Care, continued:
   462    Universal Health Services, Inc.,
            Class B (b) ........................  $   19,762
   383    Vertex Pharmaceuticals, Inc. (b) .....       9,408
   286    VISX, Inc. (b) .......................       3,795
   895    Waters Corp. (b) .....................      34,676
                                                  ----------
                                                     515,278
                                                  ----------
 Multi-Industry (1.0%):
   226    Mid-Cap 400 Depository Receipt .......      21,008
                                                  ----------
 Raw Materials (1.4%):
   117    Cabot Microelectronics Corp. (b) .....       9,283
   158    Ferro Corp. ..........................       4,075
   532    Solutia, Inc. ........................       7,456
   236    Valspar Corp. ........................       9,343
                                                  ----------
                                                      30,157
                                                  ----------
 Retail (7.5%):
   518    Abercrombie & Fitch Co., Class A
            (b) ................................      13,746
   379    American Eagle Outfitters, Inc.
            (b) ................................       9,929
   248    Bed Bath & Beyond, Inc. (b) ..........       8,402
   210    BJ's Wholesale Club, Inc. (b) ........       9,282
 1,035    Brinker International, Inc. (b) ......      30,804
   455    CDW Computer Centers, Inc. (b) .......      24,424
   577    Dollar Tree Stores, Inc. (b) .........      17,823
   155    Lands' End, Inc. (b) .................       7,766
   242    Outback Steakhouse, Inc. (b) .........       8,273
   336    Papa John's International, Inc.
            (b) ................................       9,226
   206    Ross Stores, Inc. ....................       6,606
   276    Williams-Sonoma, Inc. (b) ............      11,854
                                                  ----------
                                                     158,135
                                                  ----------
 Technology (21.9%):
   133    Advent Software, Inc. (b) ............       6,648
 1,302    Cadence Design Systems, Inc. (b) .....      28,550
   380    Cirrus Logic, Inc. (b) ...............       5,020
   366    Cree Research, Inc. (b) ..............      10,773
   514    Cypress Semiconductor Corp. (b) ......      10,243
   293    DeVry, Inc. (b) ......................       8,346
   767    Electronic Arts, Inc. (b) ............      45,981
   144    FEI Co. (b) ..........................       4,539
   615    Integrated Device Technology, Inc.
            (b) ................................      16,359
   239    Internet Security, Inc. (b) ..........       7,660
   255    Investment Technology Group (b) ......       9,977
   263    Keane, Inc. (b) ......................       4,748

                                                   MARKET
SHARES            SECURITY DESCRIPTION             VALUE
------   --------------------------------------  ----------
COMMON STOCKS, CONTINUED:
Technology, continued:
   277    L-3 Communications Holdings, Inc.
            (b) ................................  $   24,886
   592    Lam Research Corp. (b) ...............      13,753
   463    Lattice Semiconductor Corp. (b) ......       9,519
   961    Legato Systems, Inc. (b) .............      12,461
   238    LTX Corp. (b) ........................       4,980
   424    Macrovision Corp. (b) ................      14,923
   203    Mentor Graphics Corp. (b) ............       4,776
   535    Micrel, Inc. (b) .....................      14,045
   681    Microchip Technology, Inc. (b) .......      26,393
   431    National Instruments Corp. (b) .......      16,139
   814    Networks Associates, Inc. (b) ........      21,046
   177    Plantronics, Inc. (b) ................       4,542
   130    Plexus Corp. (b) .....................       3,463
   315    Polycom, Inc. (b) ....................      10,729
   874    Rational Software Corp. (b) ..........      17,040
   206    Retek, Inc. (b) ......................       6,141
   718    RF Micro Devices, Inc. (b) ...........      13,815
   516    Semtech Corp. (b) ....................      18,408
   371    Symantec Corp. (b) ...................      24,594
   248    Synopsys, Inc. (b) ...................      14,664
   533    Titan Corp. (b) ......................      13,308
   438    TriQuint Semiconductor, Inc. (b) .....       5,374
   318    Wind River Systems, Inc. (b) .........       5,689
                                                  ----------
                                                     459,532
                                                  ----------
 Transportation (1.4%):
   431    C.H. Robinson Worldwide, Inc. ........      12,472
   316    Expeditors International of
            Washington, Inc. ...................      18,014
                                                  ----------
                                                      30,486
                                                  ----------
 Utilities (1.1%):
   458    DPL, Inc. ............................      11,040
   342    Equitable Resources, Inc. ............      11,646
                                                  ----------
                                                      22,686
                                                  ----------
   Total Common Stocks                             2,053,225
                                                  ----------
 INVESTMENT COMPANIES (2.3%):
49,121    One Group Prime Money Market Fund,
            Class I ............................      49,121
                                                  ----------
   Total Investment Companies                         49,121
                                                  ----------
 Total (Cost $1,892,999)(a)                       $2,102,346
                                                  ==========

                                       9
Continued

One Group Mutual Funds
Mid Cap Growth Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2001
(Amounts in thousands)
(Unaudited)

------------
Percentages indicated are based on net assets of $2,103,260.

 (a) Represents cost for financial reporting purposes and differs from value by net unrealized appreciation (depreciation) of securities as follows (amounts in thousands):

                   Unrealized appreciation......................  $ 334,974
                   Unrealized depreciation......................   (125,627)
                                                                  ---------
                   Net unrealized appreciation (depreciation)...  $ 209,347
                                                                  =========

    Aggregate cost for federal income tax purposes is substantially the same.

(b) Non-income producing securities.

See notes to financial statements.

One Group Mutual Funds
Mid Cap Value Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                              DECEMBER 31, 2001
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                          MARKET
 AMOUNT            SECURITY DESCRIPTION            VALUE
---------   -----------------------------------  ----------
COMMON STOCKS (97.8%):
Business Equipment & Services (1.9%):
    123     Acxiom Corp. (b) ..................  $    2,145
    327     Checkfree Corp. (b) ...............       5,885
    295     KEMET Corp. (b) ...................       5,242
    105     Manpower, Inc. ....................       3,553
    175     Pittston Brink's Group ............       3,876
    136     Reynolds & Reynolds Co., Class
              A ...............................       3,303
    157     Viad Corp. ........................       3,708
                                                 ----------
                                                     27,712
                                                 ----------
Capital Goods (4.8%):
    357     Cooper Cameron Corp. (b) ..........      14,416
    109     Diebold, Inc. .....................       4,388
    143     Flowserve Corp. (b) ...............       3,808
    350     Hubbell, Inc., Class B ............      10,286
    136     Martin Marietta Materials, Inc. ...       6,356
    260     Teleflex, Inc. ....................      12,320
    278     Trinity Industries, Inc. ..........       7,553
    257     York International Corp. ..........       9,811
                                                 ----------
                                                     68,938
                                                 ----------
Consumer Durable (3.0%):
    228     Arvinmeritor, Inc. ................       4,480
    178     Borg Warner, Inc. .................       9,280
    145     ITT Industries, Inc. ..............       7,333
    361     Lear Corp. (b) ....................      13,760
    367     Republic Services, Inc. (b) .......       7,333
                                                 ----------
                                                     42,186
                                                 ----------
Consumer Non-Durable (7.8%):
    101     Dean Foods Co. (b) ................       6,884
    393     Dole Food Co., Inc. ...............      10,550
    496     Energizer Holdings, Inc. (b) ......       9,443
    215     Lennar Corp. ......................      10,071
    245     Mead Corp. ........................       7,580
    329     Packaging Corporation of America
              (b) .............................       5,964
     79     Payless Shoesource, Inc. (b) ......       4,447
    939     PepsiAmericas, Inc. ...............      12,960
    422     RJ Reynolds Tobacco Holdings,
              Inc. ............................      23,741
  1,727     Tyson Foods, Inc., Class A ........      19,947
                                                 ----------
                                                    111,587
                                                 ----------
Consumer Services (5.1%):
    604     Belo Corp., Class A ...............      11,324
    249     Callaway Golf Co. .................       4,776
    436     Emmis Communications Corp. (b) ....      10,302
    502     Hispanic Broadcasting Corp. (b) ...      12,792
    190     International Speedway Corp.,
              Class A .........................       7,417

 SHARES
   OR
PRINCIPAL                                          MARKET
 AMOUNT            SECURITY DESCRIPTION            VALUE
---------   -----------------------------------  ----------
COMMON STOCKS, CONTINUED:
Consumer Services, continued:
    146     Lee Enterprises, Inc. .............  $    5,299
    145     Media General, Inc. ...............       7,245
    359     Park Place Entertainment Corp.
              (b) .............................       3,289
    509     Six Flags, Inc. (b) ...............       7,831
    129     Sylvan Learning Systems, Inc.
              (b) .............................       2,851
                                                 ----------
                                                     73,126
                                                 ----------
Energy (8.6%):
    325     El Paso Corp. .....................      14,478
    361     ENSCO International, Inc. .........       8,976
    208     Great Plains Energy, Inc. .........       5,244
    491     Hanover Compressor Co. (b) ........      12,400
    265     Murphy Oil Corp. ..................      22,288
    606     Pennzoil-Quaker State Co. .........       8,762
    632     Pioneer Natural Resources Co.
              (b) .............................      12,172
    139     Smith International, Inc. (b) .....       7,442
    191     Ultramar Diamond Shamrock Corp. ...       9,461
    566     Weatherford International, Inc.
              (b) .............................      21,082
                                                 ----------
                                                    122,305
                                                 ----------
Financial Services (27.7%):
    378     A.G. Edwards, Inc. ................      16,674
     99     Ace Ltd. ..........................       3,967
    329     AmeriCredit Corp. (b) .............      10,389
    575     Astoria Financial Corp. ...........      15,225
    549     Banknorth Group, Inc. .............      12,363
    101     Bear Stearns Co., Inc. ............       5,934
    301     City National Corp. ...............      14,083
    659     Compass Bancshares, Inc. ..........      18,663
    100     Countrywide Credit Industries,
              Inc. ............................       4,116
    214     Cullen/Frost Bankers, Inc. ........       6,611
    142     Dime Bancorp, Inc. ................       5,131
  1,628     E*Trade Group, Inc. (b) ...........      16,689
    219     Everest Re Group Ltd. .............      15,469
    146     Fidelity National Financial,
              Inc. ............................       3,613
    206     GATX Corp. ........................       6,693
    473     GreenPoint Financial Corp. ........      16,903
    147     Independence Community Bank
              Corp. ...........................       3,334
    202     LaBranche & Co., Inc. (b) .........       6,975
     49     Lehman Brothers Holding, Inc. .....       3,293
    377     M & T Bank Corp. ..................      27,487
    420     Marshall & Ilsley Corp. ...........      26,604
    346     Mercantile Bankshares Corp. .......      14,870
    381     Metris Cos., Inc. .................       9,798
    911     National Commerce Financial Co. ...      23,038

                                       11
Continued

One Group Mutual Funds
Mid Cap Value Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2001
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                          MARKET
 AMOUNT            SECURITY DESCRIPTION            VALUE
---------   -----------------------------------  ----------
COMMON STOCKS, CONTINUED:
Financial Services, continued:
    308     New Plan Excel Realty Trust .......  $    5,862
    311     New York Community Bancorp ........       7,110
    554     Old Republic International
              Corp. ...........................      15,518
    397     Pacific Century Financial Corp. ...      10,265
    248     PMI Group, Inc. ...................      16,605
    390     Protective Life Corp. .............      11,291
    145     Prudential Financial, Inc. (b) ....       4,796
    366     Radian Group, Inc. ................      15,707
    820     Sovereign Bancorp, Inc. ...........      10,031
    270     Webster Financial Corp. ...........       8,500
                                                 ----------
                                                    393,607
                                                 ----------
Health Care (2.8%):
    303     Health Net, Inc. (b) ..............       6,604
    583     Incyte Genomics, Inc. (b) .........      11,336
    309     Omnicare, Inc. ....................       7,695
    119     Trigon Healthcare, Inc. (b) .......       8,237
    147     Universal Health Services, Inc.,
              Class B (b) .....................       6,284
                                                 ----------
                                                     40,156
                                                 ----------
Raw Materials (5.7%):
    321     AK Steel Holding Corp. ............       3,655
    269     Bowater, Inc. .....................      12,845
    503     Cabot Corp. .......................      17,953
     41     Cabot Microelectronics Corp.
              (b) .............................       3,241
    902     Crompton Corp. ....................       8,114
    251     Cytec Industries, Inc. (b) ........       6,780
    168     Ferro Corp. .......................       4,322
    361     Lubrizol Corp. ....................      12,664
    125     Rayonier, Inc. ....................       6,314
    123     Valspar Corp. .....................       4,863
                                                 ----------
                                                     80,751
                                                 ----------
Retail (2.4%):
    212     Barnes & Noble, Inc. (b) ..........       6,278
    172     Bed Bath & Beyond, Inc. (b) .......       5,834
    261     Borders Group, Inc. (b) ...........       5,170
    162     Furniture Brands International,
              Inc. (b) ........................       5,194
    128     Longs Drug Stores, Inc. ...........       3,000
    146     Neiman-Marcus Group, Inc., Class A
              (b) .............................       4,527
    483     Saks, Inc. (b) ....................       4,514
                                                 ----------
                                                     34,517
                                                 ----------
Shelter (1.5%):
    719     Clayton Homes, Inc. ...............      12,294

 SHARES
   OR
PRINCIPAL                                          MARKET
 AMOUNT            SECURITY DESCRIPTION            VALUE
---------   -----------------------------------  ----------
COMMON STOCKS, CONTINUED:
Shelter, continued:
    262     Pentair, Inc. .....................  $    9,577
                                                 ----------
                                                     21,871
                                                 ----------
Technology (10.0%):
    300     Adtran, Inc. (b) ..................       7,653
    441     Advanced Fibre Communication, Inc.
              (b) .............................       7,789
    448     Arrow Electronics, Inc. (b) .......      13,393
  2,069     Ascential Software Corp. (b) ......       8,380
  1,540     Atmel Corp. (b) ...................      11,348
    471     Avnet, Inc. .......................      11,984
    170     Avocent Corp. (b) .................       4,120
    662     Ceridian Corp. (b) ................      12,404
    242     Credence Systems Corp. (b) ........       4,496
    184     Dycom Industries, Inc. (b) ........       3,081
    370     Enterasys Networks, Inc. (b) ......       3,275
    175     Harris Corp. ......................       5,324
    181     International Rectifier Corp.
              (b) .............................       6,313
    312     Quantum Corp.-DLT & Storage (b) ...       3,076
    226     SanDisk Corp. (b) .................       3,256
    517     Storage Technology Corp. (b) ......      10,678
    627     Sybase, Inc. (b) ..................       9,874
    189     Tech Data Corp. (b) ...............       8,193
    452     Vishay Intertechnology, Inc.
              (b) .............................       8,804
                                                 ----------
                                                    143,441
                                                 ----------
Transportation (1.9%):
    140     Alexander & Baldwin, Inc. .........       3,730
    350     CNF, Inc. .........................      11,755
     65     Expeditors International of
              Washington, Inc. ................       3,725
    198     Southwest Airlines Co. ............       3,665
    213     Swift Transportation Co., Inc.
              (b) .............................       4,590
                                                 ----------
                                                     27,465
                                                 ----------
Utilities (14.6%):
    131     Alliant Energy Corp. ..............       3,983
    431     American Water Works Co., Inc. ....      17,977
    150     CenturyTel, Inc. ..................       4,913
    510     Conectiv ..........................      12,487
    668     Energy East Corp. .................      12,676
    422     Equitable Resources, Inc. .........      14,371
    165     IDACORP, Inc. .....................       6,683
    257     Kinder Morgan, Inc. ...............      14,318
    462     Nextel Communications, Inc.,
              Class A (b) .....................       5,058
    326     Niagara Mohawk Holdings, Inc.
              (b) .............................       5,782
    306     Northeast Utilities ...............       5,402
    310     NSTAR .............................      13,886

                                       12
Continued

One Group Mutual Funds
Mid Cap Value Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2001
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                          MARKET
 AMOUNT            SECURITY DESCRIPTION            VALUE
---------   -----------------------------------  ----------
COMMON STOCKS, CONTINUED:
Utilities, continued:
    360     OGE Energy Corp. ..................  $    8,313
    528     Potomac Electric Power Co. ........      11,924
    205     Puget Energy, Inc. ................       4,487
    334     Scana Corp. .......................       9,290
    138     Telephone & Data Systems, Inc. ....      12,368
    314     UtiliCorp United, Inc. ............       7,896
    343     Vectren Corp. .....................       8,232
    575     Williams Cos., Inc. ...............      14,679
    632     Wisconsin Energy Corp. ............      14,251
                                                 ----------
                                                    208,976
                                                 ----------
  Total Common Stocks                             1,396,638
                                                 ----------
WARRANTS (0.0%):
Financial Services (0.0%):
    424     Dime Bancorp, Inc. (b) ............          64
                                                 ----------
  Total Warrants                                         64
                                                 ----------

 SHARES
   OR
PRINCIPAL                                          MARKET
 AMOUNT            SECURITY DESCRIPTION            VALUE
---------   -----------------------------------  ----------
U.S. TREASURY OBLIGATIONS (0.6%):
U.S. Treasury Bills (0.6%):
 $1,575     1/3/02 ............................  $    1,575
  3,000     1/10/02 ...........................       2,999
    288     1/31/02 ...........................         288
  3,300     2/21/02 ...........................       3,292
                                                 ----------
  Total U.S. Treasury Obligations                     8,154
                                                 ----------
INVESTMENT COMPANIES (1.3%):
 18,521     One Group Prime Money Market Fund,
              Class I .........................      18,521
                                                 ----------
  Total Investment Companies                         18,521
                                                 ----------
Total (Cost $1,254,091)(a)                       $1,423,377
                                                 ==========

------------
Percentages indicated are based on net assets of $1,427,607.

(a) Represents cost for financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows (amounts in thousands):

                   Unrealized appreciation......................  $221,792
                   Unrealized depreciation......................   (52,506)
                                                                  --------
                   Net unrealized appreciation (depreciation)...  $169,286
                                                                  ========

    Aggregate cost for federal income tax purposes is substantially the same.

(b) Non-income producing securities.

See notes to financial statements.

One Group Mutual Funds
Diversified Mid Cap Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                              DECEMBER 31, 2001
(Amounts in thousands)
(Unaudited)

                                                   MARKET
SHARES            SECURITY DESCRIPTION             VALUE
------   --------------------------------------  ----------
COMMON STOCKS (96.8%):
Business Equipment & Services (9.2%):
  107    Affiliated Computer Services, Inc.,
           Class A (b) ........................  $   11,358
  221    BJ Services Co. (b) ..................       7,170
  159    Catalina Marketing Corp. (b) .........       5,525
  261    DST Systems, Inc. (b) ................      13,027
  123    Fiserv, Inc. (b) .....................       5,187
  155    Jacobs Engineering Group, Inc. (b) ...      10,198
  307    Manpower, Inc. .......................      10,350
  326    Office Depot, Inc. (b) ...............       6,036
   93    Peregrine Systems, Inc. (b) ..........       1,383
  340    Reynolds & Reynolds Co., Class A .....       8,241
  625    SunGard Data Systems, Inc. (b) .......      18,070
                                                 ----------
                                                     96,545
                                                 ----------
Capital Goods (5.1%):
  122    American Standard Cos., Inc. (b) .....       8,312
  168    Cooper Cameron Corp. (b) .............       6,778
  228    Crane Co. ............................       5,856
  216    IDEX Corp. ...........................       7,436
   88    SPX Corp. (b) ........................      12,114
  175    Teleflex, Inc. .......................       8,257
  127    York International Corp. .............       4,857
                                                 ----------
                                                     53,610
                                                 ----------
Consumer Durable (3.7%):
  263    Borg Warner, Inc. ....................      13,747
  307    Dana Corp. ...........................       4,259
  235    Leggett & Platt, Inc. ................       5,395
  172    Mohawk Industries, Inc. (b) ..........       9,427
  120    Snap-On, Inc. ........................       4,053
  217    Tower Automotive, Inc. (b) ...........       1,960
                                                 ----------
                                                     38,841
                                                 ----------
Consumer Non-Durable (5.8%):
  163    AptarGroup, Inc. .....................       5,723
  362    Dole Food Co., Inc. ..................       9,712
  242    McCormick & Co., Inc. ................      10,155
  901    PepsiAmericas, Inc. ..................      12,439
  208    RJ Reynolds Tobacco Holdings,
           Inc. ...............................      11,735
  938    Tyson Foods, Inc., Class A ...........      10,832
                                                 ----------
                                                     60,596
                                                 ----------
Consumer Services (4.3%):
  202    Callaway Golf Co. ....................       3,875
  600    Charter Communicatons, Inc. (b) ......       9,852
  263    Hispanic Broadcasting Corp. (b) ......       6,717
  269    New York Times Co., Class A ..........      11,631
  248    Reader's Digest Assoc., Inc. Class
           A ..................................       5,728
  269    Six Flags, Inc. (b) ..................       4,132

                                                   MARKET
SHARES            SECURITY DESCRIPTION             VALUE
------   --------------------------------------  ----------
COMMON STOCKS, CONTINUED:
Consumer Services, continued:
   75    Univision Communications, Inc. (b) ...  $    3,036
                                                 ----------
                                                     44,971
                                                 ----------
Energy (4.0%):
  165    El Paso Corp. ........................       7,362
  249    Hanover Compressor Co. (b) ...........       6,295
  138    Murphy Oil Corp. .....................      11,577
  117    Nabors Industries, Inc. (b) ..........       4,017
  113    Noble Drilling Corp. (b) .............       3,831
  234    Weatherford International, Inc.
           (b) ................................       8,718
                                                 ----------
                                                     41,800
                                                 ----------
Financial Services (17.9%):
  263    A.G. Edwards, Inc. ...................      11,614
   92    AMBAC Financial Group, Inc. ..........       5,327
  201    AmeriCredit Corp. (b) ................       6,329
  284    AmSouth Bancorp ......................       5,362
  179    Associated Banc-Corp. ................       6,300
  419    Banknorth Group, Inc. ................       9,425
   84    Bear Stearns Co., Inc. ...............       4,932
  182    City National Corp. ..................       8,526
  433    Compass Bancshares, Inc. .............      12,251
  180    Concord EFS, Inc. (b) ................       5,899
  184    Everest Re Group Ltd. ................      13,005
  373    First Tennessee National Corp. .......      13,524
  195    FirstMerit Corp. .....................       5,277
  147    GreenPoint Financial Corp. ...........       5,245
  277    Metris Cos., Inc. ....................       7,131
  257    National Commerce Financial Co. ......       6,496
  222    Old Republic International Corp. .....       6,222
  101    PMI Group, Inc. ......................       6,795
  315    Radian Group, Inc. ...................      13,514
  182    SEI Investments Co. ..................       8,190
  226    Southtrust Corp. .....................       5,564
   56    Transatlantic Holdings, Inc. .........       5,069
  129    Union Planters Corp. .................       5,827
  285    Waddell & Reed Financial, Inc.,
           Class A ............................       9,180
                                                 ----------
                                                    187,004
                                                 ----------
Health Care (12.7%):
   48    Allergan, Inc. .......................       3,630
   85    AmerisourceBergen Corp. ..............       5,405
  172    Beckman Coulter, Inc. ................       7,621
  126    Dentsply International, Inc. .........       6,336
  233    Edwards Lifesciences Corp. (b) .......       6,451
  208    Express Scripts, Inc., Class A (b) ...       9,715
   59    Forest Laboratories, Inc. (b) ........       4,856
  164    Gilead Sciences, Inc. (b) ............      10,806
  208    Health Management Associates, Inc.,
           Class A (b) ........................       3,834

                                       14
Continued

One Group Mutual Funds
Diversified Mid Cap Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2001
(Amounts in thousands)
(Unaudited)

                                                    MARKET
SHARES             SECURITY DESCRIPTION             VALUE
------    --------------------------------------  ----------
COMMON STOCKS, CONTINUED:
Health Care, continued:
   266    Health Net, Inc. (b) .................  $    5,801
   245    IDEC Pharmaceuticals Corp. (b) .......      16,887
   242    Incyte Genomics, Inc. (b) ............       4,703
   321    IVAX Corp. (b) .......................       6,467
   259    Luminex Corp. (b) ....................       4,384
    99    MedImmune, Inc. (b) ..................       4,577
   235    Millennium Pharmaceuticals, Inc.
            (b) ................................       5,755
   191    Protein Design Labs, Inc. (b) ........       6,251
   208    Universal Health Services, Inc.,
            Class B (b) ........................       8,877
   288    Waters Corp. (b) .....................      11,148
                                                  ----------
                                                     133,504
                                                  ----------
 Multi-Industry (0.2%):
    56    Textron, Inc. ........................       2,338
                                                  ----------
 Raw Materials (5.0%):
    68    Avery Dennison Corp. .................       3,831
   203    Bowater, Inc. ........................       9,674
   126    Cabot Corp. ..........................       4,500
   587    Crompton Corp. .......................       5,282
   194    Engelhard Corp. ......................       5,368
   257    Harsco Corp. .........................       8,816
   182    Lubrizol Corp. .......................       6,396
    76    OM Group, Inc. .......................       5,035
    98    Valspar Corp. ........................       3,864
                                                  ----------
                                                      52,766
                                                  ----------
 Retail (3.6%):
   277    Abercrombie & Fitch Co., Class A
            (b) ................................       7,346
   349    Barnes & Noble, Inc. (b) .............      10,316
   148    Bed Bath & Beyond, Inc. (b) ..........       5,028
   365    Brinker International, Inc. (b) ......      10,861
    83    Liz Claiborne, Inc. ..................       4,129
                                                  ----------
                                                      37,680
                                                  ----------
 Technology (15.7%):
   173    Adtran, Inc. (b) .....................       4,411
   208    Altera Corp. (b) .....................       4,417
   362    AMETEK, Inc. .........................      11,559
   135    Amkor Technology, Inc. (b) ...........       2,159
   124    Analog Devices, Inc. (b) .............       5,516
   256    Arrow Electronics, Inc. (b) ..........       7,644
   996    Atmel Corp. (b) ......................       7,337
   208    BMC Software, Inc. (b) ...............       3,410
   490    Cadence Design Systems, Inc. (b) .....      10,750
   353    Ceridian Corp. (b) ...................       6,624
   121    Citrix System, Inc. (b) ..............       2,742
    72    Comverse Technology, Inc. (b) ........       1,622
   231    Electronic Arts, Inc. (b) ............      13,841

                                                    MARKET
 SHARES            SECURITY DESCRIPTION             VALUE
 ------   --------------------------------------  ----------
 COMMON STOCKS, CONTINUED:
 Technology, continued:
    55    L-3 Communications Holdings, Inc.
            (b) ................................  $    4,992
   283    Lam Research Corp. (b) ...............       6,568
    91    Lexmark International, Inc. (b) ......       5,347
   150    Linear Technology Corp. ..............       5,849
   234    Microchip Technology, Inc. (b) .......       9,047
   122    Microtune, Inc. (b) ..................       2,852
   220    Parametric Technology Corp. (b) ......       1,716
   313    Rational Software Corp. (b) ..........       6,101
   207    RF Micro Devices, Inc. (b) ...........       3,973
   438    Sanmina Corp. (b) ....................       8,709
   200    Symantec Corp. (b) ...................      13,288
   211    Symbol Technologies, Inc. ............       3,351
   120    Teradyne, Inc. (b) ...................       3,631
   197    TriQuint Semiconductor, Inc. (b) .....       2,414
   198    Vishay Intertechnology, Inc. (b) .....       3,867
                                                  ----------
                                                     163,737
                                                  ----------
 Transportation (1.0%):
   138    Alaska Air Group, Inc. (b) ...........       4,021
   191    CNF, Inc. ............................       6,403
                                                  ----------
                                                      10,424
                                                  ----------
 Utilities (8.6%):
   228    Allegheny Energy, Inc. ...............       8,242
   111    Cinergy Corp. ........................       3,721
   141    Constellation Energy Group, Inc. .....       3,739
    87    Dynegy, Inc. .........................       2,224
   427    Energy East Corp. ....................       8,116
    94    Entergy Corp. ........................       3,663
   219    Equitable Resources, Inc. ............       7,456
   117    First Energy Corp. ...................       4,083
   118    Kinder Morgan, Inc. ..................       6,553
   511    Northeast Utilities ..................       9,006
   171    Pinnacle West Capital Corp. ..........       7,168
   255    Potomac Electric Power Co. ...........       5,763
   133    Scana Corp. ..........................       3,692
   121    Telephone & Data Systems, Inc. .......      10,874
   270    Wisconsin Energy Corp. ...............       6,086
                                                  ----------
                                                      90,386
                                                  ----------
   Total Common Stocks                             1,014,202
                                                  ----------
 INVESTMENT COMPANIES (3.2%):
33,807    One Group Prime Money Market Fund,
            Class I ............................      33,807
                                                  ----------
   Total Investment Companies                         33,807
                                                  ----------
 Total (Cost $905,556)(a)                         $1,048,009
                                                  ==========

                                       15
Continued

One Group Mutual Funds
Diversified Mid Cap Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2001
(Amounts in thousands)
(Unaudited)

------------
Percentages indicated are based on net assets of $1,047,771.

(a) Represents cost for financial reporting purposes and differs from value by net unrealized appreciation (depreciation) of securities as follows (amounts in thousands):

                   Unrealized appreciation......................  $226,642
                   Unrealized depreciation......................   (84,189)
                                                                  --------
                   Net unrealized appreciation (depreciation)...  $142,453
                                                                  ========

    Aggregate cost for federal income tax purposes is substantially the same.

(b) Non-income producing securities.

See notes to financial statements.

One Group Mutual Funds
Large Cap Growth Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                              DECEMBER 31, 2001
(Amounts in thousands)
(Unaudited)

                                                   MARKET
SHARES            SECURITY DESCRIPTION             VALUE
------   --------------------------------------  ----------
COMMON STOCKS (99.4%):
Business Equipment & Services (3.7%):
  474    Automatic Data Processing, Inc. ......  $   27,932
  212    eBay, Inc. (b) .......................      14,151
  339    Electronic Data Systems Corp. ........      23,247
  301    First Data Corp. .....................      23,640
  227    Paychex, Inc. ........................       7,899
  235    SunGard Data Systems, Inc. (b) .......       6,795
  224    Yahoo, Inc. (b) ......................       3,980
                                                 ----------
                                                    107,644
                                                 ----------
Capital Goods (8.9%):
  158    Black & Decker Corp. .................       5,965
5,763    General Electric Co. .................     230,999
  204    Molex, Inc. ..........................       6,321
  310    Tyco International Ltd. ..............      18,250
                                                 ----------
                                                    261,535
                                                 ----------
Consumer Durable (0.6%):
  198    Harley-Davidson, Inc. ................      10,757
  171    Lear Corp. (b) .......................       6,541
                                                 ----------
                                                     17,298
                                                 ----------
Consumer Non-Durable (5.6%):
1,385    Coca-Cola Co. ........................      65,299
   89    Colgate Palmolive Co. ................       5,160
  542    PepsiCo, Inc. ........................      26,407
  977    Philip Morris Co. ....................      44,801
  921    Sysco Corp. ..........................      24,158
                                                 ----------
                                                    165,825
                                                 ----------
Consumer Services (4.9%):
2,771    AOL Time Warner, Inc. (b) ............      88,943
   89    Clear Channel Communications, Inc.
           (b) ................................       4,513
  125    Comcast Corp., Class A (b) ...........       4,484
  583    Interpublic Group of Cos., Inc. ......      17,220
  119    McGraw-Hill Co., Inc. ................       7,240
  195    Univision Communications, Inc. (b) ...       7,872
  318    Viacom, Inc., Class B (b) ............      14,020
                                                 ----------
                                                    144,292
                                                 ----------
Energy (1.5%):
  342    Baker Hughes, Inc. ...................      12,465
  387    El Paso Corp. ........................      17,257
  263    Hanover Compressor Co. (b) ...........       6,644
  185    Weatherford International, Inc.
           (b) ................................       6,885
                                                 ----------
                                                     43,251
                                                 ----------
Financial Services (7.9%):
  134    AMBAC Financial Group, Inc. ..........       7,728
  785    American International Group, Inc. ...      62,364
  385    Bank of New York Co., Inc. ...........      15,715
  258    Capital One Financial Corp. ..........      13,920

                                                   MARKET
SHARES            SECURITY DESCRIPTION             VALUE
------   --------------------------------------  ----------
COMMON STOCKS, CONTINUED:
Financial Services, continued:
1,062    Charles Schwab Corp. .................  $   16,424
  562    Citigroup, Inc. ......................      28,358
  258    Concord EFS, Inc. (b) ................       8,447
  283    Fifth Third Bancorp ..................      17,377
  512    Freddie Mac ..........................      33,454
  100    Goldman Sachs Group, Inc. (b) ........       9,281
   85    Household International, Inc. ........       4,906
  142    Merrill Lynch & Co., Inc. ............       7,395
  190    Moody's Corp. ........................       7,560
                                                 ----------
                                                    232,929
                                                 ----------
Health Care (26.5%):
  349    Abbott Laboratories ..................      19,442
  246    Allergan, Inc. .......................      18,426
  932    American Home Products Corp. .........      57,165
  208    AmerisourceBergen Corp. ..............      13,235
  827    Amgen, Inc. (b) ......................      46,695
  534    Baxter International, Inc. ...........      28,644
  441    Biomet, Inc. .........................      13,613
  886    Bristol-Myers Squibb Co. .............      45,176
  121    Cardinal Health, Inc. ................       7,820
  447    Eli Lilly & Co. ......................      35,089
  246    Forest Laboratories, Inc. (b) ........      20,174
  102    Genzyme Corp. (b) ....................       6,116
  175    Guidant Corp. (b) ....................       8,691
  318    HCA-The Healthcare Corp. .............      12,244
  382    Human Genome Sciences, Inc. (b) ......      12,890
  285    IDEC Pharmaceuticals Corp. (b) .......      19,677
  969    Johnson & Johnson ....................      57,271
  411    MedImmune, Inc. (b) ..................      19,067
  929    Medtronic, Inc. ......................      47,594
  640    Merck & Co., Inc. ....................      37,613
3,820    Pfizer, Inc. .........................     152,224
1,015    Pharmacia Corp. ......................      43,290
  460    Protein Design Labs, Inc. (b) ........      15,093
  683    Schering-Plough Corp. ................      24,464
  451    Waters Corp. (b) .....................      17,470
                                                 ----------
                                                    779,183
                                                 ----------
Retail (10.4%):
  391    Bed Bath & Beyond, Inc. (b) ..........      13,269
   89    Best Buy Co., Inc. (b) ...............       6,653
  407    Brinker International, Inc. (b) ......      12,097
  230    Costco Wholesale Corp. (b) ...........      10,196
1,497    Home Depot, Inc. .....................      76,375
  257    Kohl's Corp. (b) .....................      18,093
  434    Lowe's Cos., Inc. ....................      20,154
  516    Target Corp. .........................      21,174
1,884    Wal-Mart Stores, Inc. ................     108,451

                                       17
Continued

One Group Mutual Funds
Large Cap Growth Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2001
(Amounts in thousands)
(Unaudited)

                                                    MARKET
SHARES             SECURITY DESCRIPTION             VALUE
------    --------------------------------------  ----------
COMMON STOCKS, CONTINUED:
Retail, continued:
   555    Walgreen Co. .........................  $   18,664
                                                  ----------
                                                     305,126
                                                  ----------
Technology (27.3%):
 1,767    ADC Telecommunications, Inc. (b) .....       8,127
   263    Agilent Technologies, Inc. (b) .......       7,503
   203    Altera Corp. (b) .....................       4,302
   130    Analog Devices, Inc. (b) .............       5,761
   621    Applied Materials, Inc. (b) ..........      24,909
   395    BMC Software, Inc. (b) ...............       6,469
   152    Brocade Communications Systems,
            Inc. (b) ...........................       5,049
 4,037    Cisco Systems, Inc. (b) ..............      73,105
   713    Citizens Communications Co. (b) ......       7,597
   326    Citrix System, Inc. (b) ..............       7,390
 1,293    Dell Computer Corp. (b) ..............      35,133
   105    Electronic Arts, Inc. (b) ............       6,279
 1,127    EMC Corp. (b) ........................      15,145
   692    IBM Corp. ............................      83,727
 3,834    Intel Corp. ..........................     120,587
   138    Jabil Circuit, Inc. (b) ..............       3,143
   255    KLA-Tencor Corp. (b) .................      12,630
   220    Lam Research Corp. (b) ...............       5,111
   157    Linear Technology Corp. ..............       6,127
   226    Macrovision Corp. (b) ................       7,976
    47    Maxim Integrated Products, Inc.
            (b) ................................       2,482
   556    Micromuse, Inc. (b) ..................       8,337
   192    Micron Technology, Inc. (b) ..........       5,949
 2,617    Microsoft Corp. (b) ..................     173,367
   176    Novellus Systems, Inc. (b) ...........       6,947

                                                    MARKET
SHARES             SECURITY DESCRIPTION             VALUE
------    --------------------------------------  ----------
COMMON STOCKS, CONTINUED:
Technology, continued:
 2,145    Oracle Corp. (b) .....................  $   29,623
 1,183    Parametric Technology Corp. (b) ......       9,237
   329    PeopleSoft, Inc. (b) .................      13,222
    87    Qlogic Corp. (b) .....................       3,872
   598    Qualcomm, Inc. (b) ...................      30,200
 1,779    Sun Microsystems, Inc. (b) ...........      21,877
    81    Symantec Corp. (b) ...................       5,372
    89    Teradyne, Inc. (b) ...................       2,688
 1,162    Texas Instruments, Inc. ..............      32,546
   202    VeriSign, Inc. (b) ...................       7,675
    99    Xilinx, Inc. (b) .....................       3,857
                                                  ----------
                                                     803,321
                                                  ----------
Utilities (2.1%):
 1,233    AT&T Wireless Services, Inc. (b) .....      17,713
   718    Nextel Communications, Inc., Class A
            (b) ................................       7,868
   253    SBC Communications, Inc. .............       9,915
   657    Sprint Corp., PCS Group (b) ..........      16,035
   444    Williams Cos., Inc. ..................      11,319
                                                  ----------
                                                      62,850
                                                  ----------
   Total Common Stocks                             2,923,254
                                                  ----------
INVESTMENT COMPANIES (0.6%):
17,498    One Group Prime Money Market Fund,
            Class I ............................      17,498
                                                  ----------
   Total Investment Companies                         17,498
                                                  ----------
Total (Cost $2,280,040)(a)                        $2,940,752
                                                  ==========

------------
Percentages indicated are based on net assets of $2,941,155.

(a) Represents cost for financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows (amounts in thousands):

                   Unrealized appreciation......................  $ 834,171
                   Unrealized depreciation......................   (173,459)
                                                                  ---------
                   Net unrealized appreciation (depreciation)...  $ 660,712
                                                                  =========

    Aggregate cost for federal income tax purposes is substantially the same.

(b) Non-income producing securities.

See notes to financial statements.

One Group Mutual Funds
Large Cap Value Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                              DECEMBER 31, 2001
(Amounts in thousands)
(Unaudited)

                                                   MARKET
SHARES            SECURITY DESCRIPTION             VALUE
------   --------------------------------------  ----------
COMMON STOCKS (98.8%):
Business Equipment & Services (2.4%):
   56    Computer Sciences Corp. (b) ..........  $    2,743
   46    Electronic Data Systems Corp. ........       3,153
  145    Manpower, Inc. .......................       4,896
  720    Novell, Inc. (b) .....................       3,305
  171    United Parcel Service, Inc., Class
           B ..................................       9,324
  309    Waste Management, Inc. ...............       9,860
                                                 ----------
                                                     33,281
                                                 ----------
Capital Goods (6.0%):
  136    Black & Decker Corp. .................       5,131
  138    Boeing Co. ...........................       5,352
  168    Caterpillar, Inc. ....................       8,759
  129    Cummins Engine, Inc. .................       4,980
   65    Johnson Controls, Inc. ...............       5,246
   97    Molex, Inc. ..........................       2,993
  150    Navistar International Corp. .........       5,925
  586    Tyco International Ltd. ..............      34,515
  173    United Technologies Corp. ............      11,181
                                                 ----------
                                                     84,082
                                                 ----------
Consumer Durable (2.3%):
  104    Danaher Corp. ........................       6,254
  381    Delphi Automotive Systems Corp. ......       5,204
  279    Ford Motor Co. .......................       4,386
   89    General Motors Corp. .................       4,325
  129    Lear Corp. (b) .......................       4,920
   64    Mohawk Industries, Inc. (b) ..........       3,512
   74    Stanley Works ........................       3,446
                                                 ----------
                                                     32,047
                                                 ----------
Consumer Non-Durable (2.6%):
  323    ConAgra Foods, Inc. ..................       7,685
  231    International Paper Co. ..............       9,312
  565    McDonald's Corp. .....................      14,955
   85    Philip Morris Co. ....................       3,897
                                                 ----------
                                                     35,849
                                                 ----------
Consumer Services (8.1%):
1,268    AOL Time Warner, Inc. (b) ............      40,704
  179    Carnival Corp. .......................       5,020
  222    Clear Channel Communications, Inc.
           (b) ................................      11,302
  254    Comcast Corp., Class A (b) ...........       9,158
  138    Knight-Ridder, Inc. ..................       8,960
  238    Starwood Hotels & Resorts
           Worldwide, Inc. ....................       7,097
   73    Tribune Co. ..........................       2,732
  455    Viacom, Inc., Class B (b) ............      20,088
  373    Walt Disney Co. ......................       7,729
                                                 ----------
                                                    112,790
                                                 ----------

                                                   MARKET
SHARES            SECURITY DESCRIPTION             VALUE
------   --------------------------------------  ----------
COMMON STOCKS, CONTINUED:
Energy (12.1%):
  220    Baker Hughes, Inc. ...................  $    8,006
  365    ChevronTexaco Corp. ..................      32,714
  369    El Paso Corp. ........................      16,461
2,114    Exxon Mobil Corp. ....................      83,086
  114    Murphy Oil Corp. .....................       9,582
  149    Noble Drilling Corp. (b) .............       5,089
  289    Royal Dutch Petroleum Co. ............      14,167
                                                 ----------
                                                    169,105
                                                 ----------
Financial Services (29.2%):
  231    AFLAC, Inc. ..........................       5,673
  111    AMBAC Financial Group, Inc. ..........       6,422
  280    American Express Co. .................       9,993
  533    American International Group, Inc. ...      42,320
  528    Bank of America Corp. ................      33,238
  198    Bank of New York Co., Inc. ...........       8,078
  271    Charles Schwab Corp. .................       4,192
1,474    Citigroup, Inc. ......................      74,409
   62    Countrywide Credit Industries,
           Inc. ...............................       2,532
   16    Everest Re Group Ltd. ................       1,135
  111    Fifth Third Bancorp ..................       6,808
  440    FleetBoston Financial Corp. ..........      16,060
  259    Freddie Mac ..........................      16,936
   55    Goldman Sachs Group, Inc. (b) ........       5,101
  173    Household International, Inc. ........      10,024
   30    Jefferson-Pilot Corp. ................       1,388
  737    JP Morgan Chase & Co. ................      26,790
  142    Lehman Brothers Holding, Inc. ........       9,486
  167    Lincoln National Corp. ...............       8,111
  151    Loews Corp. ..........................       8,362
  105    MBNA Corp. ...........................       3,696
  318    Merrill Lynch & Co., Inc. ............      16,574
  317    Morgan Stanley Dean Witter & Co. .....      17,740
   67    Progressive Corp. ....................       9,973
  150    Prudential Financial, Inc. (b) .......       4,979
  268    Southtrust Corp. .....................       6,612
   52    Stilwell Financial, Inc. .............       1,415
  829    U.S. Bancorp .........................      17,351
  225    Washington Mutual, Inc. ..............       7,358
  589    Wells Fargo & Co. ....................      25,592
    0    XL Capital, Ltd., Class A ............           9
                                                 ----------
                                                    408,357
                                                 ----------
Health Care (2.4%):
   88    AmerisourceBergen Corp. ..............       5,592
   43    Cigna Corp. ..........................       3,953
  245    HCA-The Healthcare Corp. .............       9,443
  109    King Pharmaceuticals, Inc. (b) .......       4,612
  129    MedImmune, Inc. (b) ..................       5,979

                                       19
Continued

One Group Mutual Funds
Large Cap Value Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2001
(Amounts in thousands)
(Unaudited)

                                                    MARKET
SHARES             SECURITY DESCRIPTION             VALUE
------    --------------------------------------  ----------
COMMON STOCKS, CONTINUED:
Health Care, continued:
   102    Pharmacia Corp. ......................  $    4,350
                                                  ----------
                                                      33,929
                                                  ----------
Multi-Industry (1.1%):
   117    Honeywell International, Inc. ........       3,942
    95    Minnesota Mining & Manufacturing
            Co. ................................      11,201
                                                  ----------
                                                      15,143
                                                  ----------
Raw Materials (3.4%):
   549    Alcan Aluminum Ltd. ..................      19,737
    82    Cabot Corp. ..........................       2,913
   261    Dow Chemical Co. .....................       8,826
   305    Engelhard Corp. ......................       8,447
   146    Praxair, Inc. ........................       8,041
                                                  ----------
                                                      47,964
                                                  ----------
Retail (3.6%):
   107    Albertson's, Inc. ....................       3,369
   159    Bed Bath & Beyond, Inc. (b) ..........       5,390
   230    Costco Wholesale Corp. (b) ...........      10,207
   115    CVS Corp. ............................       3,404
   214    Federated Department Stores, Inc.
            (b) ................................       8,753
   103    Home Depot, Inc. .....................       5,274
   153    Safeway, Inc. (b) ....................       6,389
    87    Sears Roebuck & Co. ..................       4,145
   148    Staples, Inc. (b) ....................       2,768
                                                  ----------
                                                      49,699
                                                  ----------
Technology (7.9%):
 1,938    ADC Telecommunications, Inc. (b) .....       8,915
   167    Andrew Corp. (b) .....................       3,656
   207    Apple Computer, Inc. (b) .............       4,526
   148    Applied Materials, Inc. (b) ..........       5,954
   458    BMC Software, Inc. (b) ...............       7,497
   216    Ceridian Corp. (b) ...................       4,042
   479    Compaq Computer Corp. ................       4,670
   329    Compuware Corp. (b) ..................       3,879
   106    General Dynamics Corp. ...............       8,446
   491    Hewlett-Packard Co. ..................      10,087
    67    Jabil Circuit, Inc. (b) ..............       1,522
   216    Lockheed Martin Corp. ................      10,077
    81    LSI Logic Corp. (b) ..................       1,286
   601    Lucent Technologies, Inc. ............       3,780
   184    Micron Technology, Inc. (b) ..........       5,706
   302    Motorola, Inc. .......................       4,536
    63    Novellus Systems, Inc. (b) ...........       2,483
   223    Raytheon Co. .........................       7,254
   144    Sanmina Corp. (b) ....................       2,866

                                                    MARKET
SHARES             SECURITY DESCRIPTION             VALUE
------    --------------------------------------  ----------
COMMON STOCKS, CONTINUED:
Technology, continued:
   286    Tellabs, Inc. (b) ....................  $    4,279
    80    Teradyne, Inc. (b) ...................       2,422
    98    Texas Instruments, Inc. ..............       2,744
                                                  ----------
                                                     110,627
                                                  ----------
Transportation (1.1%):
   196    Canadian National Railway Co. ........       9,483
   315    Southwest Airlines Co. ...............       5,825
                                                  ----------
                                                      15,308
                                                  ----------
Utilities (16.6%):
   114    Allegheny Energy, Inc. ...............       4,126
   194    Alltel Corp. .........................      11,969
   166    American Electric Power Co., Inc. ....       7,213
 1,270    AT&T Corp. ...........................      23,038
   723    AT&T Wireless Services, Inc. (b) .....      10,390
   320    BellSouth Corp. ......................      12,208
   119    CenturyTel, Inc. .....................       3,900
    55    Dominion Resources, Inc. .............       3,289
   194    Duke Energy Corp. ....................       7,624
   161    Entergy Corp. ........................       6,314
    59    Exelon Corp. .........................       2,825
   143    First Energy Corp. ...................       4,985
    50    FPL Group, Inc. ......................       2,801
   233    Kinder Morgan, Inc. ..................      12,976
   102    PG&E Corp. ...........................       1,969
   101    Progress Energy, Inc. ................       4,564
   125    Public Service Enterprise Group,
            Inc. ...............................       5,274
    66    Reliant Energy, Inc. .................       1,747
   702    SBC Communications, Inc. .............      27,498
   241    Sprint Corp., FON Group ..............       4,829
   313    Sprint Corp., PCS Group (b) ..........       7,640
   143    TXU Corp. ............................       6,742
   550    Verizon Communications ...............      26,103
   414    Williams Cos., Inc. ..................      10,565
 1,157    WorldCom, Inc. (b) ...................      16,291
   200    XCEL Energy, Inc. ....................       5,548
                                                  ----------
                                                     232,428
                                                  ----------
   Total Common Stocks                             1,380,609
                                                  ----------
INVESTMENT COMPANIES (0.8%):
10,732   One Group Prime Money Market Fund,
            Class I ............................      10,732
                                                  ----------
   Total Investment Companies                         10,732
                                                  ----------
Total (Cost $1,277,901)(a)                        $1,391,341
                                                  ==========

                                       20
Continued

One Group Mutual Funds
Large Cap Value Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2001
(Amounts in thousands)
(Unaudited)

------------
Percentages indicated are based on net assets of $1,396,419.

(a) Represents cost for financial reporting purposes and differs from value by net unrealized appreciation (depreciation) of securities as follows (amounts in thousands):

                   Unrealized appreciation......................  $182,533
                   Unrealized depreciation......................   (69,093)
                                                                  --------
                   Net unrealized appreciation (depreciation)...  $113,440
                                                                  ========

    Aggregate cost for federal income tax purposes is substantially the same.

(b) Non-income producing securities.

    Amounts shown as 0 rounded to less than 1,000.

See notes to financial statements

One Group Mutual Funds
Equity Income Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                              DECEMBER 31, 2001
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
COMMON STOCKS (95.0%):
Business Equipment & Services (1.6%):
     75     Automatic Data Processing, Inc. .....  $  4,417
     50     Electronic Data Systems Corp. .......     3,428
     45     Paychex, Inc. .......................     1,568
                                                   --------
                                                      9,413
                                                   --------
Capital Goods (9.9%):
     60     Black & Decker Corp. ................     2,264
    100     Boeing Co. ..........................     3,878
     25     Emerson Electric Co. ................     1,428
    840     General Electric Co. ................    33,666
     45     Illinois Tool Works, Inc. ...........     3,047
     30     Ingersoll-Rand Co. ..................     1,254
     40     Johnson Controls, Inc. ..............     3,230
     45     Tyco International Ltd. .............     2,651
    120     United Technologies Corp. ...........     7,756
                                                   --------
                                                     59,174
                                                   --------
Consumer Durable (1.0%):
    135     Ford Motor Co. ......................     2,122
     85     Stanley Works .......................     3,959
                                                   --------
                                                      6,081
                                                   --------
Consumer Non-Durable (9.2%):
    153     Archer-Daniels-Midland Co. ..........     2,199
    225     Coca-Cola Co. .......................    10,609
    150     ConAgra Foods, Inc. .................     3,566
     75     Gillette Co. ........................     2,505
    100     Kimberly-Clark Corp. ................     5,980
     75     Kraft Foods, Inc. ...................     2,552
    100     McDonald's Corp. ....................     2,647
    126     PepsiCo, Inc. .......................     6,135
    225     Philip Morris Co. ...................    10,316
     80     Proctor & Gamble Co. ................     6,330
    125     Sara Lee Corp. ......................     2,779
                                                   --------
                                                     55,618
                                                   --------
Consumer Services (2.2%):
     35     Gannett Co., Inc. ...................     2,353
     90     McGraw-Hill Co., Inc. ...............     5,488
     40     Omnicom Group, Inc. .................     3,574
    100     Walt Disney Co. .....................     2,072
                                                   --------
                                                     13,487
                                                   --------
Energy (8.2%):
     35     Anadarko Petroleum Corp. ............     1,990
     73     ChevronTexaco Corp. .................     6,555

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
COMMON STOCKS, CONTINUED:
Energy, continued:
     50     Conoco, Inc. ........................  $  1,415
     40     El Paso Corp. .......................     1,784
    625     Exxon Mobil Corp. ...................    24,563
    220     Royal Dutch Petroleum Co. ...........    10,784
     40     Schlumberger Ltd. ...................     2,198
                                                   --------
                                                     49,289
                                                   --------
Financial Services (18.7%):
    100     AFLAC, Inc. .........................     2,456
     70     Allstate Corp. ......................     2,359
    100     American Express Co. ................     3,569
     25     American International Group,
              Inc. ..............................     1,985
    180     Bank of America Corp. ...............    11,331
     25     Bank of New York Co., Inc. ..........     1,020
    385     Citigroup, Inc. .....................    19,434
    135     Fannie Mae ..........................    10,733
    125     First Tennessee National Corp. ......     4,533
     45     Household International, Inc. .......     2,607
    200     JP Morgan Chase & Co. ...............     7,270
     60     Marsh & McLennan Co. ................     6,447
     50     MBNA Corp. ..........................     1,760
    110     Merrill Lynch & Co., Inc. ...........     5,733
     55     Morgan Stanley Dean Witter & Co. ....     3,077
     60     National City Corp. .................     1,754
     60     Prudential Financial, Inc. (b) ......     3,492
    150     Southtrust Corp. ....................     3,701
     35     St. Paul Co., Inc. ..................     1,539
    253     U.S. Bancorp ........................     5,295
     75     Washington Mutual, Inc. .............     2,453
    220     Wells Fargo & Co. ...................     9,559
                                                   --------
                                                    112,107
                                                   --------
Health Care (14.8%):
    100     Abbott Laboratories .................     5,575
    230     American Home Products Corp. ........    14,112
    190     Baxter International, Inc. ..........    10,190
    200     Bristol-Myers Squibb Co. ............    10,200
     10     Cigna Corp. .........................       927
    120     Johnson & Johnson ...................     7,092
     70     Medtronic, Inc. .....................     3,585
    140     Merck & Co., Inc. ...................     8,232
    500     Pfizer, Inc. ........................    19,924
     85     Pharmacia Corp. .....................     3,612
    150     Schering-Plough Corp. ...............     5,372
                                                   --------
                                                     88,821
                                                   --------

                                       22
Continued

One Group Mutual Funds
Equity Income Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2001
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
COMMON STOCKS, CONTINUED:
 Multi-Industry (1.6%):
     60     Honeywell International, Inc. .......  $  2,029
     65     Minnesota Mining & Manufacturing
              Co. ...............................     7,684
                                                   --------
                                                      9,713
                                                   --------
Raw Materials (1.9%):
     80     Air Products and Chemicals, Inc. ....     3,753
    125     Dow Chemical Co. ....................     4,222
     80     Du Pont (EI) de Nemours & Co. .......     3,401
                                                   --------
                                                     11,376
                                                   --------
Real Estate Investment Trust (5.9%):
    110     Archstone-Smith Trust ...............     2,893
     63     Avalon Bay Communities, Inc. ........     2,957
     95     Carramerica Realty Corp. ............     2,860
     55     Cincinnati Financial Corp. ..........     2,098
     55     Colonial Properties Trust ...........     1,713
    130     Developers Diversified Realty
              Corp. .............................     2,483
    125     Duke Realty Investments, Inc. .......     3,041
    129     Equity Office Properties Trust ......     3,867
    120     Equity Residential Properties
              Trust .............................     3,445
     98     Kimco Realty Corp. ..................     3,187
     60     Public Storage, Inc. ................     2,004
     85     Simon Property Group, Inc. ..........     2,493
     65     Vornado Realty Trust ................     2,704
                                                   --------
                                                     35,745
                                                   --------
Retail (7.4%):
    100     Albertson's, Inc. ...................     3,149
    180     Home Depot, Inc. ....................     9,182
     40     Nike, Inc., Class B .................     2,250
     75     Sherwin-Williams Co. ................     2,063
    125     Target Corp. ........................     5,131
    320     Wal-Mart Stores, Inc. ...............    18,415
    130     Walgreen Co. ........................     4,376
                                                   --------
                                                     44,566
                                                   --------
Technology (4.4%):
    110     Hewlett-Packard Co. .................     2,259
    140     IBM Corp. ...........................    16,934
     90     Intel Corp. .........................     2,831
    125     Motorola, Inc. ......................     1,878
     90     Texas Instruments, Inc. .............     2,520
                                                   --------
                                                     26,422
                                                   --------
Transportation (0.6%):
     75     Canadian National Railway Co. .......     3,621
                                                   --------

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
COMMON STOCKS, CONTINUED:
Utilities (7.6%):
    100     American Electric Power Co., Inc. ...  $  4,353
    125     AT&T Corp. ..........................     2,268
    110     BellSouth Corp. .....................     4,197
    100     Entergy Corp. .......................     3,911
     95     Pinnacle West Capital Corp. .........     3,976
    285     SBC Communications, Inc. ............    11,162
    100     Sprint Corp., FON Group .............     2,008
    210     Verizon Communications ..............     9,967
    150     XCEL Energy, Inc. ...................     4,161
                                                   --------
                                                     46,003
                                                   --------
  Total Common Stocks                               571,436
                                                   --------
PREFERRED STOCKS (0.6%):
Business Equipment & Services (0.6%):
     60     Electronic Data Systems, Inc.,
              7.63%, 8/17/04 ....................     3,375
                                                   --------
  Total Preferred Stocks                              3,375
                                                   --------
CONVERTIBLE BONDS (1.1%):
Consumer Services (1.1%):
 $4,250     Interpublic Group, 1.87%, 6/1/06,
              Callable 6/5/02 @ 89.67 ...........     3,368
     40     Tribune Co., 2.00%, 5/15/29 .........     3,473
                                                   --------
  Total Convertible Bonds                             6,841
                                                   --------
CONVERTIBLE PREFERRED STOCKS (2.9%):
Capital Goods (0.6%):
    125     Georgia-Pacific Group, 7.50%,
              8/16/02 ...........................     3,886
                                                   --------
Energy (1.5%):
    140     Duke Energy Corp., 8.25%, 5/18/04 ...     3,689
     90     El Paso Energy Capital, 4.75%,
              3/31/28 ...........................     5,130
                                                   --------
                                                      8,819
                                                   --------
Financial Services (0.8%):
     50     Metlife Capital Trust ...............     4,960
                                                   --------
  Total Convertible Preferred Stocks                 17,665
                                                   --------
INVESTMENT COMPANIES (0.5%):
  3,291     One Group Prime Money Market Fund,
              Class I ...........................     3,291
                                                   --------
  Total Investment Companies                          3,291
                                                   --------
Total (Cost $316,267)(a)                           $602,608
                                                   ========

                                       23
Continued

One Group Mutual Funds
Equity Income Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2001
(Amounts in thousands)
(Unaudited)

------------
Percentages indicated are based on net assets of $602,207.

 (a) Represents cost for financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows (amounts in thousands):

                   Unrealized appreciation......................  $290,791
                   Unrealized depreciation......................    (4,450)
                                                                  --------
                   Net unrealized appreciation (depreciation)...  $286,341
                                                                  ========

    Aggregate cost for federal income tax purposes is substantially the same.

(b) Non-income producing securities.

See notes to financial statements.

One Group Mutual Funds
Diversified Equity Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                              DECEMBER 31, 2001
(Amounts in thousands)
(Unaudited)

                                                   MARKET
SHARES            SECURITY DESCRIPTION             VALUE
------   --------------------------------------  ----------
COMMON STOCKS (96.2%):
Business Equipment & Services (2.7%):
  240    Automatic Data Processing, Inc. ......  $   14,154
  318    Electronic Data Systems Corp. ........      21,798
  339    Paychex, Inc. ........................      11,821
  140    United Parcel Service, Inc., Class
           B ..................................       7,632
                                                 ----------
                                                     55,405
                                                 ----------
Capital Goods (7.8%):
  146    Cooper Cameron Corp. (b) .............       5,879
  309    Crane Co. ............................       7,919
1,902    General Electric Co. .................      76,251
  206    Johnson Controls, Inc. ...............      16,654
   77    SPX Corp. (b) ........................      10,487
  711    Tyco International Ltd. ..............      41,864
                                                 ----------
                                                    159,054
                                                 ----------
Consumer Durable (2.3%):
  257    Danaher Corp. ........................      15,482
  263    General Motors Corp. .................      12,803
  232    Lear Corp. (b) .......................       8,863
  123    Whirlpool Corp. ......................       9,047
                                                 ----------
                                                     46,195
                                                 ----------
Consumer Non-Durable (7.1%):
  622    Coca-Cola Co. ........................      29,313
  467    ConAgra Foods, Inc. ..................      11,106
  272    Dole Food Co., Inc. ..................       7,284
  322    General Mills, Inc. ..................      16,747
  264    Interstate Bakeries Corp. ............       6,393
  157    Kimberly-Clark Corp. .................       9,416
  161    Kraft Foods, Inc. ....................       5,490
  229    McDonald's Corp. .....................       6,061
  652    Philip Morris Co. ....................      29,875
  145    Proctor & Gamble Co. .................      11,496
  419    Sysco Corp. ..........................      10,992
                                                 ----------
                                                    144,173
                                                 ----------
Consumer Services (5.1%):
1,131    AOL Time Warner, Inc. (b) ............      36,294
  313    Comcast Corp., Class A (b) ...........      11,271
  222    Omnicom Group, Inc. ..................      19,863
  602    Viacom, Inc., Class B (b) ............      26,579
  427    Walt Disney Co. ......................       8,840
                                                 ----------
                                                    102,847
                                                 ----------
Energy (5.9%):
  183    ChevronTexaco Corp. ..................      16,425
  269    El Paso Corp. ........................      11,980
1,877    Exxon Mobil Corp. ....................      73,755
  236    Hanover Compressor Co. (b) ...........       5,951
  134    Murphy Oil Corp. .....................      11,224
                                                 ----------
                                                    119,335
                                                 ----------

                                                   MARKET
SHARES            SECURITY DESCRIPTION             VALUE
------   --------------------------------------  ----------
COMMON STOCKS, CONTINUED:
Financial Services (17.2%):
  355    American Express Co. .................  $   12,660
  597    American International Group, Inc. ...      47,378
  400    Bank of America Corp. ................      25,150
  305    Charter One Financial, Inc. ..........       8,271
1,377    Citigroup, Inc. ......................      69,526
  640    FleetBoston Financial Corp. ..........      23,345
  577    Freddie Mac ..........................      37,725
  250    Hartford Financial Services Group,
           Inc. ...............................      15,697
  419    JP Morgan Chase & Co. ................      15,247
  177    Marsh & McLennan Co. .................      19,046
  399    Morgan Stanley Dean Witter & Co. .....      22,298
  169    Pacific Century Financial Corp. ......       4,372
  573    Southtrust Corp. .....................      14,138
  170    SunTrust Banks, Inc. .................      10,671
  194    Waddell & Reed Financial, Inc.,
           Class A ............................       6,241
  425    Wells Fargo & Co. ....................      18,448
                                                 ----------
                                                    350,213
                                                 ----------
Health Care (13.9%):
  350    Abbott Laboratories ..................      19,528
  412    American Home Products Corp. .........      25,267
  366    Amgen, Inc. (b) ......................      20,637
  389    Baxter International, Inc. ...........      20,851
  552    Bristol-Myers Squibb Co. .............      28,174
  109    Cigna Corp. ..........................      10,085
  266    Johnson & Johnson ....................      15,743
  258    MedImmune, Inc. (b) ..................      11,981
  414    Medtronic, Inc. ......................      21,199
  246    Merck & Co., Inc. ....................      14,470
1,435    Pfizer, Inc. .........................      57,198
  193    Pharmacia Corp. ......................       8,251
  393    Schering-Plough Corp. ................      14,056
  365    Waters Corp. (b) .....................      14,162
    0    Zimmer Holdings, Inc (b) .............           0
                                                 ----------
                                                    281,602
                                                 ----------
Multi-Industry (1.1%):
  292    Honeywell International, Inc. ........       9,884
  111    Minnesota Mining & Manufacturing
           Co. ................................      13,099
                                                 ----------
                                                     22,983
                                                 ----------
Raw Materials (2.5%):
  533    Alcoa, Inc. ..........................      18,957
  220    Cabot Corp. ..........................       7,839
  501    Crompton Corp. .......................       4,510
  296    Cytec Industries, Inc. (b) ...........       7,997

                                       25
Continued

One Group Mutual Funds
Diversified Equity Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2001
(Amounts in thousands)
(Unaudited)

                                                   MARKET
SHARES            SECURITY DESCRIPTION             VALUE
------   --------------------------------------  ----------
COMMON STOCKS, CONTINUED:
Raw Materials, continued:
   267    Sigma-Aldrich Corp. ..................  $   10,507
                                                  ----------
                                                      49,810
                                                  ----------
Retail (6.6%):
   230    Bed Bath & Beyond, Inc. (b) ..........       7,782
   485    Brinker International, Inc. (b) ......      14,437
   449    Home Depot, Inc. .....................      22,898
   536    Limited, Inc. ........................       7,893
   317    Target Corp. .........................      13,016
   197    Tricon Global Restaurants, Inc.
            (b) ................................       9,713
   753    Wal-Mart Stores, Inc. ................      43,343
   461    Walgreen Co. .........................      15,517
                                                  ----------
                                                     134,599
                                                  ----------
Shelter (0.8%):
   313    Georgia-Pacific Corp. ................       8,644
   186    Pentair, Inc. ........................       6,775
                                                  ----------
                                                      15,419
                                                  ----------
Technology (14.9%):
   969    ADC Telecommunications, Inc. (b) .....       4,457
   317    Applied Materials, Inc. (b) ..........      12,727
 1,125    Cisco Systems, Inc. (b) ..............      20,366
   180    Comverse Technology, Inc. (b) ........       4,030
   261    Dell Computer Corp. (b) ..............       7,080
   339    EMC Corp. (b) ........................       4,562
   388    Hewlett-Packard Co. ..................       7,971
   309    IBM Corp. ............................      37,340
 1,418    Intel Corp. ..........................      44,582
   216    Linear Technology Corp. ..............       8,426
 1,056    Microsoft Corp. (b) ..................      69,957
   415    Motorola, Inc. .......................       6,229
   793    Oracle Corp. (b) .....................      10,948
   265    Qualcomm, Inc. (b) ...................      13,364
   250    Rational Software Corp. (b) ..........       4,871

                                                    MARKET
 SHARES            SECURITY DESCRIPTION             VALUE
 ------   --------------------------------------  ----------
COMMON STOCKS, CONTINUED:
Technology, continued:
   357    Sun Microsystems, Inc. (b) ...........  $    4,389
   146    Symantec Corp. (b) ...................       9,669
   320    Symbol Technologies, Inc. ............       5,076
   392    Texas Instruments, Inc. ..............      10,977
   437    Xerox Corp. ..........................       4,557
   249    Xilinx, Inc. (b) .....................       9,721
                                                  ----------
                                                     301,299
                                                  ----------
Utilities (8.3%):
   340    AT&T Corp. ...........................       6,173
   229    CenturyTel, Inc. .....................       7,520
   262    CMS Energy Corp. .....................       6,302
   228    Dynegy, Inc. .........................       5,817
   331    Energy East Corp. ....................       6,283
   192    First Energy Corp. ...................       6,724
   291    FPL Group, Inc. ......................      16,401
   205    Kinder Morgan, Inc. ..................      11,400
   448    Pinnacle West Capital Corp. ..........      18,734
   360    Qwest Communications International,
            Inc. ...............................       5,084
   903    SBC Communications, Inc. .............      35,372
   386    Verizon Communications ...............      18,298
   327    Williams Cos., Inc. ..................       8,353
 1,095    WorldCom, Inc. (b) ...................      15,424
                                                  ----------
                                                     167,885
                                                  ----------
   Total Common Stocks                             1,950,819
                                                  ----------
INVESTMENT COMPANIES (3.9%):
78,822    One Group Prime Money Market Fund,
            Class I ............................      78,822
                                                  ----------
   Total Investment Companies                         78,822
                                                  ----------
Total (Cost $1,724,823)(a)                        $2,029,641
                                                  ==========

------------
Percentages indicated are based on net assets of $2,027,560.

(a) Represents cost for financial reporting purposes and differs from value by net unrealized appreciation (depreciation) of securities as follows (amounts in thousands):

                   Unrealized appreciation......................  $ 460,563
                   Unrealized depreciation......................   (155,745)
                                                                  ---------
                   Net unrealized appreciation (depreciation)...  $ 304,818
                                                                  =========

    Aggregate cost for federal income tax purposes is substantially the same.

(b) Non-income producing securities.

    Amounts shown as 0 rounded to less than 1,000.

See notes to financial statements.

One Group Mutual Funds
Balanced Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                              DECEMBER 31, 2001
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
ASSET BACKED SECURITIES (4.4%):
 $ 1,164    Advanta Equipment Receivables,
              Series 98-1, Class A4, 5.98%,
              12/15/06 ..........................  $  1,166
     798    Arcadia Automobile Receivables
              Trust, Series 97-C, Class A5,
              6.55%, 6/15/05 ....................       806
   1,000    Arcadia Automobile Receivables
              Trust, Series 98-B, Class A5,
              6.06%, 6/15/06 ....................     1,026
     229    Barnett Auto Trust, Series 97-A,
              Class A5, 6.26%, 2/15/03 ..........       229
   1,350    Contimortgage Home Equity Loan
              Trust, Series 98-1, Class A6,
              6.58%, 12/15/18 ...................     1,395
     600    Dayton Hudson Credit Card Master
              Trust, Series 97-1, Class A, 6.25%,
              8/25/05 ...........................       618
     350    Dayton Hudson Credit Card Master
              Trust, Series 98-1A, 5.90%,
              5/26/06 ...........................       363
     580    EQCC Home Equity Loan Trust,
              Series 98-2, Class A6F, 6.16%,
              4/15/08 ...........................       598
      13    EQCC Home Equity Loan Trust,
              Series 98-1, Class A3F, 6.23%,
              12/15/12 ..........................        13
     341    EQCC Home Equity Loan Trust,
              Series 97-2, Class A7, 6.89%,
              2/15/20 ...........................       353
     750    EQCC Home Equity Loan Trust,
              Series 98-2, Class A4F, 6.33%,
              1/15/22 ...........................       771
     505    Fleetwood Credit Corp., Grantor
              Trust, Series 97-B, Class A, 6.40%,
              5/15/13 ...........................       524
     367    Green Tree Recreational, Equipment
              and Consulting, Series 98-B,
              Class A5, 6.10%, 12/15/13 .........       379
     242    Green Tree Recreational, Equipment
              and Consulting, Series 97-D,
              Class A1, 6.90%, 3/15/29 ..........       255
   2,000    Harley-Davidson Eaglemark
              Motorcycle Trust, Series 00-1,
              Class A2, 7.14%, 3/15/06 ..........     2,089
   2,400    Household Automotive Trust, Series
              00-1, Class A4, 7.48%, 12/18/06 ...     2,556
     244    Key Auto Finance Trust, Series 99-1
              Class A4, 5.83%, 1/15/07 ..........       251
   2,000    Onyx Acceptance Auto Trust, Series
              98-A, Class CTFS, 5.99%,
              1/15/05 ...........................     2,011

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
ASSET BACKED SECURITIES, CONTINUED:
 $ 1,407    SLM Student Loan Trust, Series 99-1,
              Class A1T, 2.57%, 4/25/08 * .......  $  1,411
     459    The Money Store Home Equity Trust,
              Series 96-B, Class A8, 7.91%,
              5/15/24 ...........................       480
     400    The Money Store Home Equity Trust,
              Series 96-A, Class A8, 7.66%,
              8/15/26 ...........................       419
   2,000    Union Acceptance Corp., Series
              98-B, Class A5, 6.02%, 1/9/06 .....     2,059
                                                   --------
  Total Asset Backed Securities                      19,772
                                                   --------
COMMON STOCKS (59.7%):
Business Equipment & Services (1.7%):
      33    Automatic Data Processing, Inc. .....     1,972
      44    Electronic Data Systems Corp. .......     3,036
      47    Paychex, Inc. .......................     1,647
      20    United Parcel Service, Inc., Class
              B .................................     1,063
                                                   --------
                                                      7,718
                                                   --------
Capital Goods (4.9%):
      20    Cooper Cameron Corp. (b) ............       819
      43    Crane Co. ...........................     1,103
     265    General Electric Co. ................    10,620
      29    Johnson Controls, Inc. ..............     2,320
      11    SPX Corp. (b) .......................     1,461
      99    Tyco International Ltd. .............     5,832
                                                   --------
                                                     22,155
                                                   --------
Consumer Durable (1.4%):
      36    Danaher Corp. .......................     2,156
      37    General Motors Corp. ................     1,784
      32    Lear Corp. (b) ......................     1,235
      17    Whirlpool Corp. .....................     1,260
                                                   --------
                                                      6,435
                                                   --------
Consumer Non-Durable (4.4%):
      87    Coca-Cola Co. .......................     4,083
      65    ConAgra Foods, Inc. .................     1,547
      38    Dole Food Co., Inc. .................     1,015
      45    General Mills, Inc. .................     2,333
      37    Interstate Bakeries Corp. ...........       891
      22    Kimberly-Clark Corp. ................     1,311
      22    Kraft Foods, Inc. ...................       765
      32    McDonald's Corp. ....................       844
      91    Philip Morris Co. ...................     4,160
      20    Proctor & Gamble Co. ................     1,602
      58    Sysco Corp. .........................     1,531
                                                   --------
                                                     20,082
                                                   --------

                                       27
Continued

One Group Mutual Funds
Balanced Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2001
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
COMMON STOCKS, CONTINUED:
Consumer Services (3.2%):
     157    AOL Time Warner, Inc. (b) ...........  $  5,056
      44    Comcast Corp., Class A (b) ..........     1,570
      31    Omnicom Group, Inc. .................     2,766
      84    Viacom, Inc., Class B (b) ...........     3,702
      59    Walt Disney Co. .....................     1,231
                                                   --------
                                                     14,325
                                                   --------
Energy (3.7%):
      26    ChevronTexaco Corp. .................     2,288
      37    El Paso Corp. .......................     1,669
     261    Exxon Mobil Corp. ...................    10,273
      33    Hanover Compressor Co. (b) ..........       829
      19    Murphy Oil Corp. ....................     1,563
                                                   --------
                                                     16,622
                                                   --------
Financial Services (10.7%):
      49    American Express Co. ................     1,763
      83    American International Group,
              Inc. ..............................     6,599
      56    Bank of America Corp. ...............     3,503
      42    Charter One Financial, Inc. .........     1,152
     192    Citigroup, Inc. .....................     9,686
      89    FleetBoston Financial Corp. .........     3,252
      80    Freddie Mac .........................     5,255
      35    Hartford Financial Services Group,
              Inc. ..............................     2,186
      58    JP Morgan Chase & Co. ...............     2,124
      25    Marsh & McLennan Co. ................     2,652
      56    Morgan Stanley Dean Witter & Co. ....     3,106
      24    Pacific Century Financial Corp. .....       609
      80    Southtrust Corp. ....................     1,969
      24    SunTrust Banks, Inc. ................     1,486
      27    Waddell & Reed Financial, Inc.,
              Class A ...........................       869
      59    Wells Fargo & Co. ...................     2,570
                                                   --------
                                                     48,781
                                                   --------
Health Care (8.6%):
      49    Abbott Laboratories .................     2,720
      57    American Home Products Corp. ........     3,520
      51    Amgen, Inc. (b) .....................     2,874
      54    Baxter International, Inc. ..........     2,904
      77    Bristol-Myers Squibb Co. ............     3,924
      15    Cigna Corp. .........................     1,406
      37    Johnson & Johnson ...................     2,193
      36    MedImmune, Inc. (b) .................     1,669
      58    Medtronic, Inc. .....................     2,953
      34    Merck & Co., Inc. ...................     2,015
     200    Pfizer, Inc. ........................     7,968
      27    Pharmacia Corp. .....................     1,149

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
COMMON STOCKS, CONTINUED:
Health Care, continued:
      55    Schering-Plough Corp. ...............  $  1,958
      51    Waters Corp. (b) ....................     1,972
                                                   --------
                                                     39,225
                                                   --------
Multi-Industry (0.7%):
      41    Honeywell International, Inc. .......     1,377
      15    Minnesota Mining & Manufacturing
              Co. ...............................     1,824
                                                   --------
                                                      3,201
                                                   --------
Raw Materials (1.5%):
      74    Alcoa, Inc. .........................     2,640
      31    Cabot Corp. .........................     1,092
       0    Cabot Microelectronics Corp. (b) ....         0
      70    Crompton Corp. ......................       628
      41    Cytec Industries, Inc. (b) ..........     1,114
      37    Sigma-Aldrich Corp. .................     1,464
                                                   --------
                                                      6,938
                                                   --------
Retail (4.1%):
      32    Bed Bath & Beyond, Inc. (b) .........     1,084
      68    Brinker International, Inc. (b) .....     2,011
      63    Home Depot, Inc. ....................     3,189
      75    Limited, Inc. .......................     1,099
      44    Target Corp. ........................     1,813
      27    Tricon Global Restaurants, Inc.
              (b) ...............................     1,353
     105    Wal-Mart Stores, Inc. ...............     6,037
      64    Walgreen Co. ........................     2,161
                                                   --------
                                                     18,747
                                                   --------
Shelter (0.5%):
      44    Georgia-Pacific Corp. ...............     1,204
      26    Pentair, Inc. .......................       943
                                                   --------
                                                      2,147
                                                   --------
Technology (9.2%):
     135    ADC Telecommunications, Inc. (b) ....       621
      44    Applied Materials, Inc. (b) .........     1,773
       0    Avaya, Inc. (b) .....................         0
     157    Cisco Systems, Inc. (b) .............     2,837
      25    Comverse Technology, Inc. (b) .......       561
      36    Dell Computer Corp. (b) .............       986
      47    EMC Corp. (b) .......................       636
      54    Hewlett-Packard Co. .................     1,110
      43    IBM Corp. ...........................     5,200
     197    Intel Corp. .........................     6,211
      30    Linear Technology Corp. .............     1,174
     147    Microsoft Corp. (b) .................     9,746
      58    Motorola, Inc. ......................       868
     110    Oracle Corp. (b) ....................     1,525

                                       28
Continued

One Group Mutual Funds
Balanced Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2001
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
COMMON STOCKS, CONTINUED:
Technology, continued:
      37    Qualcomm, Inc. (b) ..................  $  1,862
      35    Rational Software Corp. (b) .........       678
      50    Sun Microsystems, Inc. (b) ..........       611
      20    Symantec Corp. (b) ..................     1,346
      45    Symbol Technologies, Inc. ...........       707
      55    Texas Instruments, Inc. .............     1,529
      61    Xerox Corp. .........................       635
      35    Xilinx, Inc. (b) ....................     1,354
                                                   --------
                                                     41,970
                                                   --------
Utilities (5.1%):
      47    AT&T Corp. ..........................       860
       0    AT&T Wireless Services, Inc. (b) ....         0
      32    CenturyTel, Inc. ....................     1,047
      37    CMS Energy Corp. ....................       878
      32    Dynegy, Inc. ........................       810
      46    Energy East Corp. ...................       875
      27    First Energy Corp. ..................       937
      41    FPL Group, Inc. .....................     2,285
      29    Kinder Morgan, Inc. .................     1,588
      62    Pinnacle West Capital Corp. .........     2,610
      50    Qwest Communications International,
              Inc. ..............................       708
     126    SBC Communications, Inc. ............     4,927
      54    Verizon Communications ..............     2,549
      46    Williams Cos., Inc. .................     1,164
     153    WorldCom, Inc. (b) ..................     2,148
                                                   --------
                                                     23,386
                                                   --------
  Total Common Stocks                               271,732
                                                   --------
CORPORATE BONDS (11.0%):
Airlines (0.4%):
 $ 2,000    United Airlines, 7.19%, 4/1/11 ......     1,744
                                                   --------
Banking, Finance & Insurance (4.3%):
   1,000    Associates Corp., 8.58%, 11/23/04 ...     1,106
     750    Capital One Bank Co., 6.88%,
              2/1/06 ............................       732
   1,000    CIT Group, Inc., 6.88%, 2/16/05 .....     1,062
   2,200    First Hawaiian, Inc., Series A,
              6.93%, 12/1/03 ....................     2,305
   1,800    Ford Motor Credit Co., 7.38%,
              2/1/11 ............................     1,772
     500    General Electric Capital Corp.,
              8.63%, 6/15/08 ....................       581
   1,250    GMAC, 8.25%, 2/24/04 ................     1,333
   1,500    GMAC, 7.25%, 3/2/11 .................     1,509
   2,000    Goldman Sachs Group, Inc., 7.20%,
              3/1/07 ............................     2,123

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
CORPORATE BONDS, CONTINUED:
Banking, Finance & Insurance, continued:
 $ 2,000    Household Finance Corp., 8.00%,
              7/15/10 ...........................  $  2,156
     250    Household Finance Corp., 6.75%,
              5/15/11 ...........................       249
   1,200    Morgan Stanley Dean Witter, 6.75%,
              4/15/11 ...........................     1,230
   1,400    National Rural Utilities, 6.00%,
              5/15/06 ...........................     1,424
   2,000    Nynex Capital Funding, 8.23%,
              10/15/09 ..........................     2,167
                                                   --------
                                                     19,749
                                                   --------
Capital Goods (0.7%):
   1,000    Cummins Engine Co., Inc., 6.45%,
              3/1/05 ............................       975
   2,000    Tyco International Group, 6.25%,
              6/15/03 ...........................     2,082
                                                   --------
                                                      3,057
                                                   --------
Consumer Durable (0.9%):
     900    Avon Products, 7.15%, 11/15/09 ......       958
   1,200    DaimlerChrysler, 7.20%, 9/1/09 ......     1,201
     600    Delphi Auto Systems Corp., 6.55%,
              6/15/06 ...........................       601
   1,500    General Motors, 7.20%, 1/15/11 ......     1,506
                                                   --------
                                                      4,266
                                                   --------
Consumer Services (1.0%):
   2,400    Rental Car Finance, 6.45%,
              8/25/05 ...........................     2,491
     700    Royal Caribbean Cruises, 8.75%,
              2/2/11 ............................       545
   1,400    Time Warner, Inc., 9.13%, 1/15/13 ...     1,662
                                                   --------
                                                      4,698
                                                   --------
Energy (0.8%):
   1,250    Occidental Petroleum Corp., 9.25%,
              8/1/19 ............................     1,461
     500    Union Pacific Co., 7.60%, 5/1/05 ....       538
   1,400    Union Pacific Co., 6.65%, 1/15/11 ...     1,428
                                                   --------
                                                      3,427
                                                   --------
Retail (0.6%):
   1,000    Dayton Hudson Corp., 7.25%,
              9/1/04 ............................     1,076
   1,400    Kroger Co., 8.05%, 2/1/10 ...........     1,546
                                                   --------
                                                      2,622
                                                   --------
Telecommunications (0.2%):
     700    Qwest Capital Funding, 7.90%,
              8/15/10 ...........................       713
                                                   --------

                                       29
Continued

One Group Mutual Funds
Balanced Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2001
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
CORPORATE BONDS, CONTINUED:
Utilities (2.1%):
 $   750    AT&T Corp., 7.50%, 6/1/06 ...........  $    792
   2,400    Columbia Gas System, 6.80%,
              11/28/05 ..........................     2,492
   2,000    Exelon Corp, 6.75%, 5/1/11 ..........     2,031
   2,500    Hydro Quebec, 6.52%, 2/23/06 ........     2,634
   1,500    Verizon Global Funding Corp., 7.25%,
              12/1/10 ...........................     1,609
                                                   --------
                                                      9,558
                                                   --------
  Total Corporate Bonds                              49,834
                                                   --------
U.S. GOVERNMENT AGENCIES (0.3%):
Tennessee Valley Authority (0.3%):
   1,500    5.00%, 12/18/03 .....................     1,550
                                                   --------
  Total U.S. Government Agencies                      1,550
                                                   --------
U.S. GOVERNMENT AGENCY MORTGAGES (14.1%):
Fannie Mae (6.3%):
   2,854    7.24%, 10/1/03, Pool #73712 .........     2,986
   2,126    7.13%, 7/1/06, Pool #381781 .........     2,286
   1,065    6.94%, 12/1/06, Pool #73798 .........     1,137
     238    7.00%, 9/1/07, Pool #185265 .........       248
     859    6.79%, 11/1/07, Pool #313832 ........       912
   1,260    6.53%, 12/1/07, Pool #375568 ........     1,321
     800    8.30%, 10/25/08, Series 93-197,
              Class SC, IF * ....................       861
     757    7.50%, 8/1/09, Pool #292020 .........       796
     391    6.50%, 5/1/11, Pool #337195 .........       401
     878    6.50%, 4/1/13, Pool #414513 .........       899
     493    7.00%, 6/1/13, Pool #427488 .........       512
   2,000    6.50%, 6/25/13, Series 94-1,
              Class K ...........................     2,086
   1,690    6.00%, 1/1/14, Pool #440777 .........     1,706
     769    8.50%, 11/1/18, Pool #313280 ........       835
     330    8.50%, 1/25/20, Series 90-7,
              Class B ...........................       356
     153    9.50%, 4/25/20, Series 90-35,
              Class E ...........................       167
     260    7.00%, 7/25/20, Series 90-76,
              Class G ...........................       268
     639    8.50%, 9/25/20, Series 90-106,
              Class J ...........................       683
     135    7.50%, 4/25/21, Series 92-178,
              Class D ...........................       136
     148    8.00%, 7/25/21, Series 91-73,
              Class A ...........................       157
     260    5.76%, 8/25/21, Series 93-38,
              Class V ...........................       262
     284    6.85%, 8/25/21, Pool #1993-17 .......       289
   1,067    7.50%, 7/25/22, Series G92-35,
              Class E ...........................     1,108
     381    7.50%, 10/25/22, Series 92-195,
              Class C ...........................       395
   1,174    8.00%, 11/1/22, Pool #124555 ........     1,247
     125    0.00%, 5/25/23, Series 93-92,
              Class E, PO .......................       123
     157    8.00%, 6/1/24, Pool #270402 .........       166
      99    8.00%, 6/1/24, Pool #250085 .........       105
     325    9.00%, 8/1/24, Pool #250114 .........       353

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Fannie Mae, continued:
 $   423    9.50%, 11/18/24, Series 97-88,
              Class BA ..........................  $    444
     494    9.00%, 5/18/25, Series 98-2,
              Class KC ..........................       519
     380    7.00%, 7/1/25, Pool #317252 .........       390
     394    6.50%, 2/1/26, Pool #337115 .........       397
     487    7.00%, 3/1/26, Pool #365488 .........       501
     177    8.00%, 3/18/26, Series 97-45,
              Class CB ..........................       178
     344    7.00%, 5/1/26, Pool #346269 .........       352
     270    7.50%, 5/1/26, Pool #344916 .........       281
     300    6.00%, 6/25/26, Series 99-27,
              Class G ...........................       294
     149    7.50%, 11/1/26, Pool #363626 ........       155
     774    6.50%, 2/1/28, Pool #417157 .........       779
   1,589    6.00%, 8/1/28, Pool #436125 .........     1,566
                                                   --------
                                                     28,657
                                                   --------
Freddie Mac (4.8%):
       2    9.00%, 5/1/06, Pool #B0-0282 ........         2
      48    8.00%, 3/1/08, Pool #E45796 .........        51
   1,200    7.00%, 11/15/08, Series 1275,
              Class VJ ..........................     1,230
     102    9.00%, 8/1/09, Pool #279063 .........       111
     735    8.00%, 10/1/10, Pool #G10518 ........       772
     150    7.00%, 12/15/11, Series 1914,
              Class AC ..........................       149
     392    7.00%, 1/1/12, Pool #E66116 .........       408
     708    6.50%, 3/1/13, Pool #E69466 .........       726
     567    6.50%, 6/1/13, Pool #E00552 .........       580
     495    7.00%, 6/1/13, Pool #E00554 .........       515
   1,711    6.00%, 4/1/14, Pool #E76469 .........     1,730
     358    8.00%, 6/15/20, Series 50, Class
              I .................................       383
     108    10.50%, 10/1/20, Pool #D24679 .......       123
     184    8.50%, 6/15/21, Pool #1087- I .......       197
     147    6.00%, 9/15/21, Series 1136,
              Class H ...........................       150
      33    7.30%, 11/15/21, Pool #1355 K .......        33
   1,486    6.50%, 11/15/22, Pool #1152 .........     1,492
   2,000    7.15%, 1/15/23, Pool #1517-I ........     2,079
     250    7.00%, 2/15/23, Series 1532,
              Class C ...........................       258
     500    6.50%, 5/25/23, Series 32,
              Class PK ..........................       510
     153    8.00%, 4/1/25, Pool #C00401 .........       162
     165    8.00%, 5/1/25, Pool #D60455 .........       174
     441    8.00%, 5/1/25, Pool #C80313 .........       467
     354    6.50%, 2/1/26, Pool #D68616 .........       357
     492    6.50%, 2/1/26, Pool #D68124 .........       497
     177    7.00%, 2/1/26, Pool #D69343 .........       182
     298    7.00%, 3/1/26, Pool #D69430 .........       306
     287    7.50%, 5/1/26, Pool #C00460 .........       298
     129    8.50%, 7/1/26, Pool #C00472 .........       139
     739    7.00%, 10/1/26, Pool #D75494 ........       757
     280    7.50%, 8/1/27, Pool #C00542 .........       290

                                       30
Continued

One Group Mutual Funds
Balanced Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2001
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
 $   734    6.00%, 10/15/27, Series 2097,
              Class PX ..........................  $    730
   1,000    6.00%, 1/15/28, Series 2136,
              Class PE ..........................       992
     646    8.50%, 7/1/28, Gold Pool #G00981 ....       695
   1,756    6.00%, 8/1/28, Pool #C13638 .........     1,731
     730    6.00%, 11/15/28, Series 2091,
              Class GB ..........................       727
   1,592    8.00%, 11/15/28, Series 2097,
              Class PD ..........................     1,753
                                                   --------
                                                     21,756
                                                   --------
Government National Mortgage Assoc. (3.0%):
      74    7.50%, 8/15/07, Pool #329613 ........        78
     222    6.50%, 7/15/08, Pool #349693 ........       231
     137    7.00%, 7/15/08, Pool #326444 ........       144
     902    7.00%, 7/15/08, Pool #348872 ........       948
      25    6.50%, 3/15/09, Pool #367398 ........        26
     603    6.50%, 5/15/09, Pool #366779 ........       626
     311    5.50%, 4/20/11, Pool #2222 ..........       312
       4    13.50%, 5/15/11, Pool #047241 .......         5
   1,425    6.50%, 9/15/13, Pool #468228 ........     1,465
      10    12.00%, 3/15/14, Pool #109220 .......        12
       5    13.50%, 9/15/14, Pool #119582 .......         6
      14    9.00%, 12/15/16, Pool #203620 .......        16
      39    8.00%, 4/15/17, Pool #192100 ........        42
      42    10.00%, 7/15/18, Pool #248404 .......        47
      20    8.00%, 5/15/22, Pool #329176 ........        21
     720    8.50%, 6/15/22, Pool #323423 ........       779
     419    8.50%, 12/15/22, Pool #780708 .......       455
      49    6.50%, 1/15/24, Pool #376656 ........        50
     507    7.00%, 4/15/24, Pool #355120 ........       523
      54    8.00%, 4/15/24, Pool #376038 ........        58
     231    8.00%, 8/15/24, Pool #394024 ........       245
     556    7.50%, 6/15/25, Pool #401860 ........       580
     728    7.00%, 8/15/25, Pool #413007 ........       749
     779    8.50%, 9/20/25, Pool #412336 ........       829
     671    6.50%, 4/15/26, Pool #416192 ........       678
     548    6.50%, 4/15/26, Pool #424185 ........       554
     410    7.00%, 5/15/26, Pool #375344 ........       421
     263    7.50%, 5/15/26, Pool #408313 ........       274
     123    7.50%, 5/15/26, Pool #375345 ........       128

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Government National Mortgage Assoc., continued:
 $   142    8.00%, 5/15/26, Pool #426783 ........  $    150
     151    8.50%, 1/15/27, Pool #432266 ........       162
     374    8.00%, 9/15/27, Pool #451932 ........       394
     696    6.50%, 3/15/28, Pool #430634 ........       700
     422    8.00%, 7/20/28, Pool #2619 ..........       442
   1,535    6.00%, 10/20/28, Pool #2657 .........     1,501
                                                   --------
                                                     13,651
                                                   --------
 Total U.S. Government Agency Mortgages              64,064
                                                   --------
U.S. TREASURY OBLIGATIONS (8.8%):
U.S. Treasury Bonds (4.0%):
  13,000    10.38%, 11/15/12 ....................    16,681
   1,200    7.25%, 5/15/16 ......................     1,388
                                                   --------
                                                     18,069
                                                   --------
U.S. Treasury Inflation Protected Bonds (1.0%):
   4,328    3.37%, 1/15/09 ......................     4,428
                                                   --------
U.S. Treasury STRIPS (3.8%):
  13,000    5/15/09 .............................     8,910
   4,000    5/15/10 .............................     2,563
  12,500    2/15/15 .............................     5,828
                                                   --------
                                                     17,301
                                                   --------
 Total U.S. Treasury Obligations                     39,798
                                                   --------
INVESTMENT COMPANIES (1.4%):
   6,152    One Group Prime Money Market Fund,
              Class I ...........................     6,152
                                                   --------
 Total Investment Companies                           6,152
                                                   --------
Total (Cost $412,819)(a)                           $452,902
                                                   ========

------------

Percentages indicated are based on net assets of $454,207.

 (a) Represents cost for financial reporting purposes and differs from value by net unrealized appreciation (depreciation) of securities as follows (amounts in thousands):

                   Unrealized appreciation......................  $ 61,695
                   Unrealized depreciation......................   (21,612)
                                                                  --------
                   Net unrealized appreciation (depreciation)...  $ 40,083
                                                                  ========

    Aggregate cost for federal income tax purposes is substantially the same.

(b) Non-income producing securities.

    Amounts shown as 0 rounded to less than 1,000.

  * The interest rate for this variable rate bond, which will change periodically, is based upon prime rates or an index of market rates.

    The rate reflected on the Schedule of Portfolio Investments is the rate in effect at December 31, 2001.

                                       31
Continued

One Group Mutual Funds
Balanced Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2001
(Amounts in thousands)
(Unaudited)

Principal Only (PO) represent the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (increase) in a specified index.

See notes to financial statements.

One Group Mutual Funds
Equity Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                              DECEMBER 31, 2001
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                          MARKET
 AMOUNT            SECURITY DESCRIPTION            VALUE
---------   -----------------------------------  ----------
COMMON STOCKS (99.0%):
Business Equipment & Services (2.2%):
     55     Allied Waste Industries, Inc.
              (b) .............................  $      769
    171     Automatic Data Processing, Inc. ...      10,069
     47     Cintas Corp. ......................       2,259
     47     Computer Sciences Corp. (b) .......       2,313
     48     Convergys Corp. (b) ...............       1,789
     18     Deluxe Corp. ......................         765
    131     Electronic Data Systems Corp. .....       9,010
     40     Equifax, Inc. .....................         970
    106     First Data Corp. ..................       8,298
     52     Fiserv, Inc. (b) ..................       2,196
     51     H & R Block, Inc. .................       2,274
    100     Novell, Inc. (b) ..................         461
     40     NVIDIA Corp. (b) ..................       2,682
     85     Office Depot, Inc. (b) ............       1,578
    104     Paychex, Inc. .....................       3,617
     68     Pitney Bowes, Inc. ................       2,543
     32     R.R. Donnelley & Sons Co. .........         943
     49     Robert Half International, Inc.
              (b) .............................       1,298
     17     Ryder Systems, Inc. ...............         373
     37     Sabre Group Holdings, Inc. (b) ....       1,567
     35     Sapient Corp. (b) .................         270
    174     Waste Management, Inc. ............       5,555
    158     Yahoo, Inc. (b) ...................       2,802
                                                 ----------
                                                     64,401
                                                 ----------
Capital Goods (6.8%):
     22     Black & Decker Corp. ..............         835
    232     Boeing Co. ........................       9,005
     95     Caterpillar, Inc. .................       4,971
     26     Cooper Industries, Inc. ...........         906
     17     Crane Co. .........................         424
     11     Cummins Engine, Inc. ..............         440
     65     Deere & Co. .......................       2,841
     56     Dover Corp. .......................       2,081
    119     Emerson Electric Co. ..............       6,775
  2,753     General Electric Co. ..............     110,324
     84     Illinois Tool Works, Inc. .........       5,721
     47     Ingersoll-Rand Co. ................       1,947
     24     Johnson Controls, Inc. ............       1,954
     54     Molex, Inc. .......................       1,679
     16     Navistar International Corp. ......         650
     21     Paccar, Inc. ......................       1,396
     33     Parker-Hannifin Corp. .............       1,493
     47     PPG Industries, Inc. ..............       2,414
     49     Thermo Electron Corp. (b) .........       1,176
    553     Tyco International Ltd. ...........      32,583
    130     United Technologies Corp. .........       8,396

 SHARES
   OR
PRINCIPAL                                          MARKET
 AMOUNT            SECURITY DESCRIPTION            VALUE
---------   -----------------------------------  ----------
COMMON STOCKS, CONTINUED:
Capital Goods, continued:
     26     W.W. Grainger, Inc. ...............  $    1,245
                                                 ----------
                                                    199,256
                                                 ----------
Consumer Durable (1.4%):
     30     AutoZone, Inc. (b) ................       2,146
     24     Brunswick Corp. ...................         528
     20     Cooper Tire & Rubber Co. ..........         321
     41     Dana Corp. ........................         572
     40     Danaher Corp. .....................       2,390
    155     Delphi Automotive Systems Corp. ...       2,122
     81     Eastman Kodak Co. .................       2,374
     19     Eaton Corp. .......................       1,430
    502     Ford Motor Co. ....................       7,892
    154     General Motors Corp. ..............       7,485
     48     Genuine Parts Co. .................       1,763
     45     Goodyear Tire & Rubber Co. ........       1,077
     84     Harley-Davidson, Inc. .............       4,559
     25     ITT Industries, Inc. ..............       1,238
     54     Leggett & Platt, Inc. .............       1,251
     21     Maytag Corp. ......................         660
     16     Snap-On, Inc. .....................         539
     24     Stanley Works .....................       1,102
     36     Visteon Corp. .....................         544
     19     Whirlpool Corp. ...................       1,361
                                                 ----------
                                                     41,354
                                                 ----------
Consumer Non-Durable (8.1%):
     10     Adolph Coors Co., Class B .........         535
     16     Alberto-Culver Co., Class B .......         702
     18     American Greetings Corp., Class
              A ...............................         243
    245     Anheuser-Busch Co., Inc. ..........      11,085
    183     Archer-Daniels-Midland Co. ........       2,631
     66     Avon Products, Inc. ...............       3,046
      8     Ball Corp. ........................         537
     15     Bemis Co., Inc. ...................         720
     19     Brown-Forman Corp., Class B .......       1,185
    114     Campbell Soup Co. .................       3,393
     64     Clorox Co. ........................       2,550
    690     Coca-Cola Co. .....................      32,510
    123     Coca-Cola Enterprises, Inc. .......       2,337
    153     Colgate Palmolive Co. .............       8,834
    149     ConAgra Foods, Inc. ...............       3,541
     41     Fortune Brands, Inc. ..............       1,631
    101     General Mills, Inc. ...............       5,253
    293     Gillette Co. ......................       9,773
     97     H.J. Heinz Co. ....................       3,992
     38     Hershey Foods Corp. ...............       2,546

                                       33
Continued

One Group Mutual Funds
Equity Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2001
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                          MARKET
 AMOUNT            SECURITY DESCRIPTION            VALUE
---------   -----------------------------------  ----------
COMMON STOCKS, CONTINUED:
Consumer Non-Durable, continued:
     26     International Flavors & Fragrances,
              Inc. ............................  $      781
    134     International Paper Co. ...........       5,392
     35     Jones Apparel Group, Inc. (b) .....       1,154
    113     Kellogg Co. .......................       3,392
    146     Kimberly-Clark Corp. ..............       8,707
    356     McDonald's Corp. ..................       9,434
     27     Mead Corp. ........................         849
     74     Newell Rubbermaid, Inc. ...........       2,038
     44     Pactiv Corp. (b) ..................         784
     79     Pepsi Bottling Group, Inc. ........       1,850
    485     PepsiCo, Inc. .....................      23,620
    601     Philip Morris Co. .................      27,545
    359     Proctor & Gamble Co. ..............      28,427
     16     Reebok International Ltd. (b) .....         433
    217     Sara Lee Corp. ....................       4,828
     37     SuperValu, Inc. ...................         818
    185     Sysco Corp. .......................       4,846
     16     Tupperware Corp. ..................         309
    158     Unilever N V ......................       9,130
     46     UST, Inc. .........................       1,605
     62     Wm. Wrigley Junior Co. ............       3,208
                                                 ----------
                                                    236,194
                                                 ----------
Consumer Services (4.7%):
  1,227     AOL Time Warner, Inc. (b) .........      39,399
    163     Carnival Corp. ....................       4,564
    272     Cendant Corp. (b) .................       5,337
    166     Clear Channel Communications, Inc.
              (b) .............................       8,436
    262     Comcast Corp., Class A (b) ........       9,432
     24     Dow Jones & Co., Inc. .............       1,289
     73     Gannett Co., Inc. .................       4,937
     31     Harrah's Entertainment, Inc.
              (b) .............................       1,152
     48     Hasbro, Inc. ......................         776
    102     Hilton Hotels Corp. ...............       1,116
     24     International Game Technologies
              (b) .............................       1,662
    105     Interpublic Group of Cos., Inc. ...       3,093
     23     Knight-Ridder, Inc. ...............       1,514
     67     Marriott International, Inc., Class
              A ...............................       2,716
    120     Mattel, Inc. ......................       2,058
     54     McGraw-Hill Co., Inc. .............       3,268
     14     Meredith Corp. ....................         487
     42     New York Times Co., Class A .......       1,818
     52     Omnicom Group, Inc. ...............       4,604
     55     Starwood Hotels & Resorts
              Worldwide, Inc. .................       1,637
     83     Tribune Co. .......................       3,092

 SHARES
   OR
PRINCIPAL                                          MARKET
 AMOUNT            SECURITY DESCRIPTION            VALUE
---------   -----------------------------------  ----------
COMMON STOCKS, CONTINUED:
Consumer Services, continued:
     58     Univision Communications, Inc.
              (b) .............................  $    2,357
    492     Viacom, Inc., Class B (b) .........      21,708
    565     Walt Disney Co. ...................      11,712
                                                 ----------
                                                    138,164
                                                 ----------
Energy (6.6%):
     25     Amerada Hess Corp. ................       1,537
     69     Anadarko Petroleum Corp. ..........       3,921
     38     Apache Corp. ......................       1,896
     19     Ashland Co, Inc. ..................         882
     93     Baker Hughes, Inc. ................       3,396
     56     Burlington Resources, Inc. ........       2,090
    296     ChevronTexaco Corp. ...............      26,506
    173     Conoco, Inc. ......................       4,908
     35     Devon Energy Corp. ................       1,350
    141     El Paso Corp. .....................       6,312
     32     EOG Resources, Inc. ...............       1,252
  1,897     Exxon Mobil Corp. .................      74,541
    119     Halliburton Co. ...................       1,558
     28     Kerr-McGee Corp. ..................       1,522
     17     McDermott International, Inc.
              (b) .............................         209
    111     Mirant Corp. (b) ..................       1,779
     39     Nabors Industries, Inc. (b) .......       1,341
     37     Noble Drilling Corp. (b) ..........       1,248
    104     Occidental Petroleum Corp. ........       2,748
    106     Phillips Petroleum Co. ............       6,371
     26     Rowan Cos., Inc. (b) ..............         503
    589     Royal Dutch Petroleum Co. .........      28,869
    160     Schlumberger Ltd. .................       8,772
     22     Sunoco, Inc. ......................         814
     88     Transocean Sedco Forex, Inc. ......       2,989
     68     Unocal Corp. ......................       2,440
     86     USX-Marathon Group, Inc. ..........       2,574
                                                 ----------
                                                    192,328
                                                 ----------
Financial Services (17.5%):
    145     AFLAC, Inc. .......................       3,556
    198     Allstate Corp. ....................       6,663
     29     AMBAC Financial Group, Inc. .......       1,693
    370     American Express Co. ..............      13,203
    724     American International Group,
              Inc. ............................      57,516
    101     AmSouth Bancorp ...................       1,910
     75     Aon Corp. .........................       2,651
    436     Bank of America Corp. .............      27,462
    204     Bank of New York Co., Inc. ........       8,331
    323     Bank One Corp. ....................      12,625
    126     BB&T Corp. ........................       4,536
     26     Bear Stearns Co., Inc. ............       1,531

                                       34
Continued

One Group Mutual Funds
Equity Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2001
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                          MARKET
 AMOUNT            SECURITY DESCRIPTION            VALUE
---------   -----------------------------------  ----------
COMMON STOCKS, CONTINUED:
Financial Services, continued:
     60     Capital One Financial Corp. .......  $    3,214
    379     Charles Schwab Corp. ..............       5,862
     62     Charter One Financial, Inc. .......       1,692
     47     Chubb Corp. .......................       3,248
  1,427     Citigroup, Inc. ...................      72,011
     49     Comerica, Inc. ....................       2,829
    140     Concord EFS, Inc. (b) .............       4,578
     96     Conseco, Inc. (b) .................         426
     34     Countrywide Credit Industries,
              Inc. ............................       1,388
    277     Fannie Mae ........................      22,021
    160     Fifth Third Bancorp ...............       9,826
    290     FleetBoston Financial Corp. .......      10,576
     72     Franklin Resources, Inc. ..........       2,550
    193     Freddie Mac .......................      12,604
     44     Golden West Financial Corp. .......       2,572
     68     Hartford Financial Services Group,
              Inc. ............................       4,271
    127     Household International, Inc. .....       7,353
     70     Huntington Bancshares, Inc. .......       1,196
     42     Jefferson-Pilot Corp. .............       1,930
     83     John Hancock Financial Services,
              Inc. ............................       3,420
    547     JP Morgan Chase & Co. .............      19,885
    117     Key Corp. .........................       2,858
     66     Lehman Brothers Holding, Inc. .....       4,414
     53     Lincoln National Corp. ............       2,551
     53     Loews Corp. .......................       2,940
     76     Marsh & McLennan Co. ..............       8,182
     41     MBIA, Inc. ........................       2,207
    236     MBNA Corp. ........................       8,313
    130     Mellon Financial Corp. ............       4,880
    235     Merrill Lynch & Co., Inc. .........      12,231
    201     MetLife, Inc. .....................       6,366
     30     MGIC Investment Corp. .............       1,832
     43     Moody's Corp. .....................       1,724
    304     Morgan Stanley Dean Witter &
              Co. .............................      17,011
    168     National City Corp. ...............       4,913
     62     Northern Trust Corp. ..............       3,709
     79     PNC Financial Services Group ......       4,427
     20     Progressive Corp. .................       3,035
     79     Providian Financial Corp. .........         281
     63     Regions Financial Corp. ...........       1,888
     35     SAFECO Corp. ......................       1,103
     95     Southtrust Corp. ..................       2,344
     58     St. Paul Co., Inc. ................       2,529
     90     State Street Corp. ................       4,712
     61     Stilwell Financial, Inc. ..........       1,670
     80     SunTrust Banks, Inc. ..............       5,021

 SHARES
   OR
PRINCIPAL                                          MARKET
 AMOUNT            SECURITY DESCRIPTION            VALUE
---------   -----------------------------------  ----------
COMMON STOCKS, CONTINUED:
Financial Services, continued:
     81     Synovus Financial Corp. ...........  $    2,023
     34     T. Rowe Price Group, Inc. .........       1,189
     34     Torchmark Corp. ...................       1,354
    541     U.S. Bancorp ......................      11,322
     38     Union Planters Corp. ..............       1,719
     67     UnumProvident Corp. ...............       1,779
     43     USA Education, Inc. ...............       3,652
    377     Wachovia Corp. ....................      11,833
    243     Washington Mutual, Inc. ...........       7,942
    470     Wells Fargo & Co. .................      20,423
     37     XL Capital, Ltd., Class A .........       3,361
     25     Zions Bancorp .....................       1,338
                                                 ----------
                                                    514,205
                                                 ----------
Health Care (14.2%):
    430     Abbott Laboratories ...............      23,998
     40     Aetna, Inc. .......................       1,311
     36     Allergan, Inc. ....................       2,730
    366     American Home Products Corp. ......      22,445
     29     AmerisourceBergen Corp. ...........       1,812
    290     Amgen, Inc. (b) ...................      16,361
     15     Bausch & Lomb, Inc. ...............         560
    164     Baxter International, Inc. ........       8,779
     72     Becton, Dickinson & Co. ...........       2,376
     41     Biogen, Inc. (b) ..................       2,352
     75     Biomet, Inc. ......................       2,310
    112     Boston Scientific Corp. (b) .......       2,697
    536     Bristol-Myers Squibb Co. ..........      27,360
     14     C.R. Bard, Inc. ...................         914
    125     Cardinal Health, Inc. .............       8,084
     52     Chiron Corp. (b) ..................       2,299
     40     Cigna Corp. .......................       3,715
    312     Eli Lilly & Co. ...................      24,482
     49     Forest Laboratories, Inc. (b) .....       4,044
     59     Genzyme Corp. (b) .................       3,522
     84     Guidant Corp. (b) .................       4,208
    143     HCA-The Healthcare Corp. ..........       5,504
     68     Health Management Associates, Inc.,
              Class A (b) .....................       1,251
    109     HealthSouth Corp. (b) .............       1,612
     47     Humana, Inc. (b) ..................         551
    151     Immunex Corp. (b) .................       4,184
     82     IMS Health, Inc. ..................       1,599
    851     Johnson & Johnson .................      50,264
     68     King Pharmaceuticals, Inc. (b) ....       2,869
     28     Manor Care, Inc. (b) ..............         673
     79     McKesson HBOC, Inc. ...............       2,966
     59     MedImmune, Inc. (b) ...............       2,751

                                       35
Continued

One Group Mutual Funds
Equity Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2001
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                          MARKET
 AMOUNT            SECURITY DESCRIPTION            VALUE
---------   -----------------------------------  ----------
COMMON STOCKS, CONTINUED:
Health Care, continued:
    336     Medtronic, Inc. ...................  $   17,190
    631     Merck & Co., Inc. .................      37,086
     13     Millipore Corp. ...................         804
  1,743     Pfizer, Inc. ......................      69,463
    358     Pharmacia Corp. ...................      15,248
     33     Quintiles Transnational Corp.
              (b) .............................         532
    406     Schering-Plough Corp. .............      14,537
     24     St. Jude Medical, Inc. (b) ........       1,874
     55     Stryker Corp. .....................       3,182
     90     Tenet Healthcare Corp. (b) ........       5,299
     86     UnitedHealth Group, Inc. ..........       6,118
     30     Watson Pharmaceuticals, Inc.
              (b) .............................         927
     18     Wellpoint Health Networks, Inc.
              (b) .............................       2,066
     54     Zimmer Holdings, Inc (b) ..........       1,641
                                                 ----------
                                                    416,550
                                                 ----------
Multi-Industry (0.9%):
    262     Corning, Inc. .....................       2,339
      9     FMC Corp. (b) .....................         515
    225     Honeywell International, Inc. .....       7,626
    109     Minnesota Mining & Manufacturing
              Co. .............................      12,851
     39     Textron, Inc. .....................       1,624
                                                 ----------
                                                     24,955
                                                 ----------
Raw Materials (2.0%):
     63     Air Products and Chemicals,
              Inc. ............................       2,957
     89     Alcan Aluminum Ltd. ...............       3,197
    235     Alcoa, Inc. .......................       8,372
     22     Allegheny Technologies, Inc. ......         372
     30     Avery Dennison Corp. ..............       1,722
     28     B. F. Goodrich Co. ................         752
    149     Barrick Gold Corp. ................       2,370
    250     Dow Chemical Co. ..................       8,447
    284     Du Pont (EI) de Nemours & Co. .....      12,084
     21     Eastman Chemical Co. ..............         833
     35     Ecolab, Inc. ......................       1,427
     36     Engelhard Corp. ...................         996
     40     Freeport-McMoRan Copper & Gold,
              Inc., Class B (b) ...............         534
     14     Great Lakes Chemical Corp. ........         338
     30     Hercules, Inc. (b) ................         302
     50     Inco Ltd. (b) .....................         854
     54     Newmont Mining Corp. ..............       1,039
     22     Nucor Corp. .......................       1,142
     34     Pall Corp. ........................         815
     22     Phelps Dodge Corp. ................         707
     91     Placer Dome, Inc. .................         993

 SHARES
   OR
PRINCIPAL                                          MARKET
 AMOUNT            SECURITY DESCRIPTION            VALUE
---------   -----------------------------------  ----------
COMMON STOCKS, CONTINUED:
Raw Materials, continued:
     45     Praxair, Inc. .....................  $    2,464
     61     Rohm & Haas Co. ...................       2,116
     20     Sigma-Aldrich Corp. ...............         802
     14     Temple-Inland, Inc. ...............         775
     25     USX-U.S. Steel Group, Inc. ........         446
     28     Vulcan Materials Co. ..............       1,346
     28     Westvaco Corp. ....................         807
     24     Worthington Industries, Inc. ......         336
                                                 ----------
                                                     59,345
                                                 ----------
Real Estate Investment Trust (0.2%):
     45     Cincinnati Financial Corp. ........       1,709
    115     Equity Office Properties Trust ....       3,455
     75     Equity Residential Properties
              Trust ...........................       2,156
                                                 ----------
                                                      7,320
                                                 ----------
Retail (7.4%):
    113     Albertson's, Inc. .................       3,546
     80     Bed Bath & Beyond, Inc. (b) .......       2,726
     58     Best Buy Co., Inc. (b) ............       4,354
     31     Big Lots, Inc. ....................         326
     58     Circuit City Stores, Inc. .........       1,499
    125     Costco Wholesale Corp. (b) ........       5,565
    108     CVS Corp. .........................       3,207
     32     Darden Restaurants, Inc. ..........       1,144
     23     Dillard's, Inc., Class A ..........         371
     92     Dollar General Corp. ..............       1,365
     48     Family Dollar Stores, Inc. ........       1,433
     53     Federated Department Stores, Inc.
              (b) .............................       2,185
    239     Gap, Inc. .........................       3,333
    650     Home Depot, Inc. ..................      33,143
     73     J.C. Penney, Inc. .................       1,968
    138     KMart, Inc. (b) ...................         755
     93     Kohl's Corp. (b) ..................       6,542
    223     Kroger Co. (b) ....................       4,648
    119     Limited, Inc. .....................       1,749
     15     Liz Claiborne, Inc. ...............         724
    215     Lowe's Cos., Inc. .................       9,964
     83     May Department Stores Co. .........       3,068
     74     Nike, Inc., Class B ...............       4,189
     37     Nordstrom, Inc. ...................         754
     50     RadioShack Corp. ..................       1,496
    139     Safeway, Inc. (b) .................       5,810
     89     Sears Roebuck & Co. ...............       4,261
     43     Sherwin-Williams Co. ..............       1,178
    128     Staples, Inc. (b) .................       2,393
    106     Starbucks Corp. (b) ...............       2,014

                                       36
Continued

One Group Mutual Funds
Equity Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2001
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                          MARKET
 AMOUNT            SECURITY DESCRIPTION            VALUE
---------   -----------------------------------  ----------
COMMON STOCKS, CONTINUED:
Retail, continued:
    250     Target Corp. ......................  $   10,276
     40     Tiffany & Co. .....................       1,273
     76     TJX Cos., Inc. ....................       3,014
     55     Toys "R" Us, Inc. (b) .............       1,142
     40     Tricon Global Restaurants, Inc.
              (b) .............................       1,990
     31     V.F. Corp. ........................       1,200
  1,236     Wal-Mart Stores, Inc. .............      71,123
    283     Walgreen Co. ......................       9,520
     29     Wendy's International, Inc. .......         846
     39     Winn-Dixie Stores, Inc. ...........         555
                                                 ----------
                                                    216,649
                                                 ----------
Shelter (0.5%):
     16     Boise Cascade Corp. ...............         547
     17     Centex Corp. ......................         962
     22     Fluor Corp. .......................         831
     64     Georgia-Pacific Corp. .............       1,759
     14     KB Home ...........................         560
     29     Louisiana-Pacific Corp. ...........         244
    127     Masco Corp. .......................       3,118
     16     Pulte Corp. .......................         729
     23     Sealed Air Corp. (b) ..............         946
     60     Weyerhaeuser Co. ..................       3,242
     32     Willamette Industries, Inc. .......       1,648
                                                 ----------
                                                     14,586
                                                 ----------
Technology (17.5%):
    219     ADC Telecommunications, Inc.
              (b) .............................       1,007
     66     Adobe Systems, Inc. ...............       2,042
     94     Advanced Micro Devices, Inc.
              (b) .............................       1,494
    128     Agilent Technologies, Inc. (b) ....       3,641
    107     Altera Corp. (b) ..................       2,266
     54     American Power Conversion Corp.
              (b) .............................         784
    100     Analog Devices, Inc. (b) ..........       4,453
     23     Andrew Corp. (b) ..................         494
     97     Apple Computer, Inc. (b) ..........       2,130
     59     Applera Corp.- Applied Biosystems
              Group ...........................       2,308
    226     Applied Materials, Inc. (b) .......       9,076
     83     Applied Micro Circuits Corp.
              (b) .............................         936
     15     Autodesk, Inc. ....................         566
     80     Avaya, Inc. (b) ...................         966
     68     BMC Software, Inc. (b) ............       1,109
     73     Broadcom Corp., Class A (b) .......       2,973
     91     CIENA Corp. (b) ...................       1,298
  2,034     Cisco Systems, Inc. (b) ...........      36,831
     78     Citizens Communications Co. (b) ...         828
     52     Citrix System, Inc. (b) ...........       1,179

 SHARES
   OR
PRINCIPAL                                          MARKET
 AMOUNT            SECURITY DESCRIPTION            VALUE
---------   -----------------------------------  ----------
COMMON STOCKS, CONTINUED:
Technology, continued:
    470     Compaq Computer Corp. .............  $    4,584
    160     Computer Associates International,
              Inc. ............................       5,509
    103     Compuware Corp. (b) ...............       1,216
     51     Comverse Technology, Inc. (b) .....       1,150
     71     Conexant Systems, Inc. (b) ........       1,015
    724     Dell Computer Corp. (b) ...........      19,670
    614     EMC Corp. (b) .....................       8,256
     90     Gateway, Inc. (b) .................         722
     56     General Dynamics Corp. ............       4,456
    538     Hewlett-Packard Co. ...............      11,049
    478     IBM Corp. .........................      57,775
  1,861     Intel Corp. .......................      58,530
     59     Intuit, Inc. (b) ..................       2,515
     55     Jabil Circuit, Inc. (b) ...........       1,242
    368     JDS Uniphase Corp. (b) ............       3,195
     51     KLA-Tencor Corp. (b) ..............       2,546
     36     Lexmark International, Inc. (b) ...       2,127
     88     Linear Technology Corp. ...........       3,427
    122     Lockheed Martin Corp. .............       5,700
    102     LSI Logic Corp. (b) ...............       1,605
    947     Lucent Technologies, Inc. .........       5,954
     90     Maxim Integrated Products, Inc.
              (b) .............................       4,702
     23     Mercury Interactive Corp. (b) .....         778
    166     Micron Technology, Inc. (b) .......       5,151
  1,493     Microsoft Corp. (b) ...............      98,932
    617     Motorola, Inc. ....................       9,269
     49     National Semiconductor Corp.
              (b) .............................       1,502
     27     NCR Corp. (b) .....................         993
     92     Network Appliance, Inc. (b) .......       2,008
    887     Nortel Networks Corp. .............       6,656
     31     Northrop Grumman Corp. ............       3,087
     40     Novellus Systems, Inc. (b) ........       1,568
  1,542     Oracle Corp. (b) ..................      21,296
    157     Palm, Inc. (b) ....................         610
     73     Parametric Technology Corp. (b) ...         569
     84     PeopleSoft, Inc. (b) ..............       3,376
     34     PerkinElmer, Inc. .................       1,196
     46     PMC -- Sierra, Inc. (b) ...........         973
     22     Power-One, Inc. (b) ...............         229
     26     Qlogic Corp. (b) ..................       1,143
    212     Qualcomm, Inc. (b) ................      10,704
    108     Raytheon Co. ......................       3,519
     51     Rockwell Collins ..................         993
     51     Rockwell International Corp. ......         910
    144     Sanmina Corp. (b) .................       2,874
    128     Siebel Systems, Inc. (b) ..........       3,587

                                       37
Continued

One Group Mutual Funds
Equity Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2001
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                          MARKET
 AMOUNT            SECURITY DESCRIPTION            VALUE
---------   -----------------------------------  ----------
COMMON STOCKS, CONTINUED:
Technology, continued:
    228     Solectron Corp. (b) ...............  $    2,567
    899     Sun Microsystems, Inc. (b) ........      11,055
     63     Symbol Technologies, Inc. .........       1,006
     26     Tektronix, Inc. (b) ...............         658
    114     Tellabs, Inc. (b) .................       1,701
     50     Teradyne, Inc. (b) ................       1,511
    480     Texas Instruments, Inc. ...........      13,448
     16     Thomas & Betts Corp. ..............         341
     31     TMP Worldwide, Inc. (b) ...........       1,315
     35     TRW, Inc. .........................       1,297
     88     Unisys Corp. (b) ..................       1,110
    111     Veritas Software Corp. (b) ........       4,983
     53     Vitesse Semiconductor Corp. (b) ...         657
    200     Xerox Corp. .......................       2,080
     93     Xilinx, Inc. (b) ..................       3,617
                                                 ----------
                                                    512,595
                                                 ----------
Transportation (0.7%):
     43     AMR Corp. (b) .....................         950
    107     Burlington Northern Santa Fe
              Corp. ...........................       3,059
     59     CSX Corp. .........................       2,073
     34     Delta Airlines, Inc. ..............         998
     83     FedEx Corp. (b) ...................       4,288
    107     Norfolk Southern Corp. ............       1,959
    212     Southwest Airlines Co. ............       3,922
     69     Union Pacific Corp. ...............       3,926
     19     US Airways Group, Inc. (b) ........         119
                                                 ----------
                                                     21,294
                                                 ----------
Utilities (8.3%):
    148     AES Corp. (b) .....................       2,417
     35     Allegheny Energy, Inc. ............       1,256
     86     Alltel Corp. ......................       5,313
     38     Ameren Corp. ......................       1,614
     89     American Electric Power Co.,
              Inc. ............................       3,889
    981     AT&T Corp. ........................      17,795
    702     AT&T Wireless Services, Inc.
              (b) .............................      10,082
    520     BellSouth Corp. ...................      19,855
     85     Calpine Corp. (b) .................       1,421
     39     CenturyTel, Inc. ..................       1,282
     44     Cinergy Corp. .....................       1,473
     37     CMS Energy Corp. ..................         886
     59     Consolidated Edison, Inc. .........       2,375
     45     Constellation Energy Group,
              Inc. ............................       1,205
     73     Dominion Resources, Inc. ..........       4,383
     45     DTE Energy Co. ....................       1,891

 SHARES
   OR
PRINCIPAL                                          MARKET
 AMOUNT            SECURITY DESCRIPTION            VALUE
---------   -----------------------------------  ----------
COMMON STOCKS, CONTINUED:
Utilities, continued:
    215     Duke Energy Corp. .................  $    8,449
     97     Dynegy, Inc. ......................       2,481
     90     Edison International, Inc. (b) ....       1,364
     61     Entergy Corp. .....................       2,397
     89     Exelon Corp. ......................       4,260
     83     First Energy Corp. ................       2,886
     49     FPL Group, Inc. ...................       2,749
     39     Keyspan Corp. .....................       1,336
     31     Kinder Morgan, Inc. ...............       1,724
    221     Nextel Communications, Inc., Class
              A (b) ...........................       2,426
     44     Niagara Mohawk Holdings, Inc.
              (b) .............................         787
     12     NICOR, Inc. .......................         517
     57     NiSource, Inc. ....................       1,322
     10     Peoples Energy Corp. ..............         372
    107     PG&E Corp. ........................       2,064
     23     Pinnacle West Capital Corp. .......         983
     41     PPL Corp. .........................       1,415
     61     Progress Energy, Inc. .............       2,731
     58     Public Service Enterprise Group,
              Inc. ............................       2,427
    462     Qwest Communications International,
              Inc. ............................       6,523
     83     Reliant Energy, Inc. ..............       2,192
    932     SBC Communications, Inc. ..........      36,510
     43     Scientific Atlanta, Inc. ..........       1,037
     57     Sempra Energy .....................       1,410
    193     Southern Co. ......................       4,886
    246     Sprint Corp., FON Group ...........       4,939
    273     Sprint Corp., PCS Group (b) .......       6,671
     39     TECO Energy, Inc. .................       1,015
     74     TXU Corp. .........................       3,466
    753     Verizon Communications ............      35,721
    143     Williams Cos., Inc. ...............       3,647
    818     WorldCom, Inc. (b) ................      11,514
     96     XCEL Energy, Inc. .................       2,658
                                                 ----------
                                                    242,016
                                                 ----------
  Total Common Stocks                             2,901,212
                                                 ----------
U.S. TREASURY OBLIGATIONS (0.1%):
U.S. Treasury Bills (0.1%):
 $  855     1/17/02 (c) .......................         854
  1,555     3/21/02 (c) .......................       1,550
                                                 ----------
  Total U.S. Treasury Obligations                     2,404
                                                 ----------

                                       38
Continued

One Group Mutual Funds
Equity Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2001
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                          MARKET
 AMOUNT            SECURITY DESCRIPTION            VALUE
---------   -----------------------------------  ----------
INVESTMENT COMPANIES (1.0%):
 29,567     One Group Prime Money Market Fund,
              Class I .........................  $   29,567
                                                 ----------
  Total Investment Companies                         29,567
                                                 ----------
Total (Cost $1,995,727)(a)                       $2,933,183
                                                 ==========

------------
Percentages indicated are based on net assets of $2,929,063.

 (a) Represents cost for financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows (amounts in thousands):

                   Unrealized appreciation......................  $1,170,941
                   Unrealized depreciation......................    (233,485)
                                                                  ----------
                   Net unrealized appreciation (depreciation)...  $  937,456
                                                                  ==========

     Aggregate cost for federal income tax purposes is substantially the same.

 (b) Non-income producing securities.

 (c) Serves as collateral for futures contracts.

See notes to financial statements.

One Group Mutual Funds
Market Expansion Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                              DECEMBER 31, 2001
(Amounts in thousands)
(Unaudited)

                                                   MARKET
SHARES             SECURITY DESCRIPTION             VALUE
------   ----------------------------------------  -------
COMMON STOCKS (98.9%):
Business Equipment & Services (7.0%):
   1     AAR Corp. ..............................  $     7
   1     Aaron Rents, Inc. ......................       10
   1     ABM Industries, Inc. ...................       24
   1     Administaff, Inc. (b) ..................       24
   1     Advanced Marketing Services, Inc. ......       10
   1     Advo, Inc. (b) .........................       27
   3     Affiliated Computer Services, Inc.,
           Class A (b) ..........................      321
   0     Angelica Corp. .........................        3
   4     Apollo Group, Inc., Class A (b) ........      201
   1     Applied Industrial Technologies,
           Inc. .................................       11
   1     Armor Holdings, Inc. (b) ...............       26
   1     Banta Corp. ............................       31
  10     BJ Services Co. (b) ....................      329
   1     Bowne & Co., Inc. ......................       13
   1     CDI Corp. (b) ..........................       11
   1     Central Parking Corp. ..................       22
   1     Checkpoint Systems, Inc. (b) ...........       13
   0     Chemed Corp. ...........................       11
   2     ChoicePoint, Inc. (b) ..................      111
   2     Ciber, Inc. (b) ........................       17
   1     Computer Task Group, Inc. (b) ..........        2
   1     Concord Communications, Inc. (b) .......       11
   0     Consolidated Graphics, Inc. (b) ........        8
   3     Covanta Energy Corp. (b) ...............       14
   1     CSG Systems International, Inc. (b) ....       39
   1     Cuno, Inc. (b) .........................       16
   0     Curtiss Wright Corp. Class B ...........        0
   1     Dendrite International, Inc. (b) .......       18
   5     DST Systems, Inc. (b) ..................      244
   1     Education Management Corp. (b) .........       40
   1     F.Y.I., Inc. (b) .......................       17
   2     Fair Issac & Co., Inc. .................       95
   1     Franklin Covey Co. (b) .................        4
   1     G & K Services, Inc., Class A ..........       21
   4     Gartner Group Inc., Class B (b) ........       41
   1     Heidrick & Struggles International,
           Inc. (b) .............................       12
   4     HNC Software, Inc. (b) .................       79
   1     Information Resources, Inc. (b) ........        8
   0     Insurance Auto Auctions, Inc. (b) ......        6
   0     Jack Henry & Assoc., Inc. ..............        6
   2     Jacobs Engineering Group, Inc. (b) .....      114
   1     John H. Harland Co. ....................       20
   2     Kelly Services, Inc., Class A ..........       34
   9     KEMET Corp. (b) ........................      165
   1     Korn/Ferry International (b) ...........       13
   1     Labor Ready, Inc. (b) ..................        7

                                                   MARKET
SHARES             SECURITY DESCRIPTION             VALUE
------   ----------------------------------------  -------
COMMON STOCKS, CONTINUED:
Business Equipment & Services, continued:
   2     Lennox International, Inc. .............  $    16
   3     Manpower, Inc. .........................      112
   2     Massey Energy Co. ......................       49
   1     Maximus, Inc. (b) ......................       28
   5     McData Corp., Class A (b) ..............      118
   0     Memberworks, Inc. (b) ..................        7
   4     Modis Professional Services, Inc.
           (b) ..................................       30
   1     NCO Group, Inc. (b) ....................       18
   0     New England Business Services ..........        8
   1     Paxar Corp. (b) ........................       19
   1     Pegasus Solutions, Inc. (b) ............       12
   1     Philadelphia Consolidated Holding
           Corp. (b) ............................       24
   4     Pittston Brink's Group .................       80
   1     Prepaid Legal Services, Inc. (b) .......       15
   1     Profit Recovery Group International,
           Inc. (b) .............................       12
   0     QRS Corp. (b) ..........................        6
   1     Radisys Corp. (b) ......................       10
   7     Reynolds & Reynolds Co., Class A .......      170
   1     Rollins, Inc. ..........................       19
   2     Spherion Corp. (b) .....................       18
   1     Standard Register Co. ..................       16
   0     Startek, Inc. (b) ......................        8
  10     SunGard Data Systems, Inc. (b) .........      277
   1     Sykes Enterprises, Inc. (b) ............       11
   0     Tetra Technologies, Inc. (b) ...........       10
   1     URS Corp. (b) ..........................       15
   3     Varian Semiconductor Equipment
           Assoc., Inc. (b) .....................      104
   2     Viad Corp. .............................       41
   0     Volt Information Sciences, Inc. (b) ....        8
   2     Wallace Computer Services, Inc. ........       33
                                                   -------
                                                     3,550
                                                   -------
Capital Goods (5.1%):
   9     AGCO Corp. .............................      139
   5     American Standard Cos., Inc. (b) .......      315
   1     Astec Industries, Inc. (b) .............        9
   1     Baldor Electric Co. ....................       22
   1     Barnes Group, Inc. .....................       14
   1     Belden, Inc. ...........................       18
   1     Briggs & Stratton Corp. ................       24
   1     Brooks Automation, Inc. (b) ............       21
   0     Building Material Holding Co. (b) ......        3
   0     Butler Manufacturing Co. ...............        5
   1     C&D Technologies, Inc. .................       19
   1     C-COR.net Corp. (b) ....................       14
   1     Castle (A. M.) & Co. ...................        5

                                       40
Continued

One Group Mutual Funds
Market Expansion Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2001
(Amounts in thousands)
(Unaudited)

                                                   MARKET
SHARES             SECURITY DESCRIPTION             VALUE
------   ----------------------------------------  -------
COMMON STOCKS, CONTINUED:
Capital Goods, continued:
   1     Century Aluminum Co. ...................  $     7
   1     Clarcor, Inc. ..........................       21
   1     Cymer, Inc. (b) ........................       25
   3     Diebold, Inc. ..........................      123
   2     Donaldson Co., Inc. ....................       70
   1     Elcor Corp. ............................       17
   0     Emcor Group, Inc. (b) ..................       18
   1     Esterline Technologies Corp. (b) .......       10
   0     Federal Signal Corp. ...................        1
   3     Flowserve Corp. (b) ....................       87
   1     Foster Wheeler Ltd. ....................        7
   0     Gardner Denver Machinery, Inc. (b) .....       11
   0     Hall, Kinion & Associates, Inc. (b) ....        4
   1     Helix Technology Corp. .................       16
   2     HON Industries, Inc. ...................       50
   1     Hubbell, Inc., Class B .................       26
   1     Hughes Supply, Inc. ....................       23
   1     IDEX Corp. .............................       32
   1     Imco Recycling, Inc. (b) ...............        4
   1     Insituform Technologies, Inc. (b) ......       22
   1     Intermagnetics General Corp. (b) .......       14
   1     Ionics, Inc. (b) .......................       15
   1     JLG Industries, Inc. ...................       14
   1     Kaman Corp., Class A ...................       11
   4     Kennametal, Inc. .......................      152
   0     Lawson Products, Inc. ..................        8
   0     Lindsay Manufacturing Co. ..............        8
   1     Magnetek, Inc. (b) .....................        7
   1     Manitowoc Co., Inc. ....................       24
   2     Martin Marietta Materials, Inc. ........       95
   0     Material Sciences Corp. (b) ............        4
   1     Methode Electronics, Inc., Class A .....        9
   1     Metro One Telecommunications, Inc.
           (b) ..................................       17
   1     Milacron, Inc. .........................       17
   1     Nordson Corp. ..........................       37
   1     Oshkosh Truck Corp. ....................       25
   4     Precision Castparts Corp. ..............      108
   2     Quanta Services, Inc. (b) ..............       27
   1     Regal Beloit Corp. .....................       14
   0     Robbins & Myers, Inc. ..................        8
   1     RTI International Metals, Inc. (b) .....        7
   0     Sequa Corp. (b) ........................       14
   1     Shaw Group, Inc. (b) ...................       31
   0     Simpson Manufacturing Co., Inc. (b) ....       22
   0     SPS Technologies, Inc. (b) .............       14
   1     SPX Corp. (b) ..........................      163
   0     Standex International Corp. ............        9
   1     Stewart & Stevenson Services, Inc. .....       17
   1     Tecumseh Products Co. ..................       29

                                                   MARKET
SHARES             SECURITY DESCRIPTION             VALUE
------   ----------------------------------------  -------
COMMON STOCKS, CONTINUED:
Capital Goods, continued:
   4     Teleflex, Inc. .........................  $   172
   2     Timken Co. .............................       26
   2     Trinity Industries, Inc. ...............       44
   2     UCAR International, Inc. (b) ...........       26
   1     Valmont Industries, Inc. ...............       11
   1     Vicor Corp. (b) ........................       21
   1     Wabash National Corp. ..................        5
   1     Watts Industries, Inc., Class A ........       13
   4     York International Corp. ...............      152
                                                   -------
                                                     2,572
                                                   -------
Consumer Durable (3.2%):
   1     Acuity Brands, Inc. (b) ................       15
   1     Apogee Enterprises, Inc. ...............       15
   1     Arbitron, Inc. (b) .....................       31
   1     Arctic Cat, Inc. .......................       12
   2     Arvinmeritor, Inc. .....................       38
   3     Axcelis Technologies, Inc. (b) .........       39
   1     Bandag, Inc. ...........................       31
   0     Bassett Furniture Industries, Inc. .....        4
   2     Borg Warner, Inc. ......................      108
   0     Carbo Ceramics, Inc. ...................       16
   1     Carreker Corp. (b) .....................        4
   0     Coachmen Industries, Inc. ..............        6
   1     Concord Camera Corp. (b) ...............        7
   2     Copart, Inc. (b) .......................       67
   1     Corinthian Colleges, Inc. (b) ..........       23
   1     Fedders Corp. ..........................        3
   3     Gentex Corp. (b) .......................       86
   2     Interface, Inc. ........................        9
   1     Intermet Corp. .........................        2
   1     Kaydon Corp. ...........................       29
   4     Lear Corp. (b) .........................      170
   1     Modine Manufacturing Co. ...............       30
   4     Mohawk Industries, Inc. (b) ............      223
   1     Monaco Coach Corp. (b) .................       19
   1     Myers Industries, Inc. .................       10
   2     Polaris Industries, Inc. ...............      131
   7     Republic Services, Inc. (b) ............      145
   0     Royal Appliance Manufacturing
           Co. (b) ..............................        2
   1     Smith (A.O.) Corp. .....................       14
   8     Sonoco Products Co. ....................      211
   0     Standard Motor Products, Inc. ..........        5
   2     Stratos Lightwave, Inc. (b) ............       10
   1     Superior Industries International,
           Inc. .................................       32
   1     TBC Corp. (b) ..........................        8
   0     Titan International, Inc. ..............        2

                                       41
Continued

One Group Mutual Funds
Market Expansion Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2001
(Amounts in thousands)
(Unaudited)

                                                   MARKET
SHARES             SECURITY DESCRIPTION             VALUE
------   ----------------------------------------  -------
COMMON STOCKS, CONTINUED:
Consumer Durable, continued:
   0     Toro Co. ...............................  $    18
   1     Tower Automotive, Inc. (b) .............       12
   1     Watsco, Inc. ...........................       12
   1     Winnebago Industries, Inc. .............       24
   1     WMS Industries, Inc. (b) ...............       21
                                                   -------
                                                     1,644
                                                   -------
Consumer Non-Durable (5.6%):
   1     Albany International Corp. .............       29
   1     American Italian Pasta Co., Class A
           (b) ..................................       23
   1     Applica, Inc. (b) ......................        6
   1     AptarGroup, Inc. .......................       39
   1     Ashworth, Inc. (b) .....................        4
   3     Blyth Industries, Inc. .................       80
   1     BMC Industries, Inc. ...................        2
   1     Brown Shoe Co., Inc. ...................        9
   1     Church & Dwight, Inc. ..................       32
   0     Coca-Cola Bottling Co. .................        8
   1     Constellation Brands, Inc. (b) .........       54
   1     Corn Products International, Inc. ......       37
   0     CPI Corp. ..............................        3
   1     Cross (A.T.) Co. (b) ...................        3
   2     Dean Foods Co. (b) .....................      159
   0     Department 56, Inc. (b) ................        3
   4     Dial Corp. .............................       69
   1     Dimon, Inc. ............................       10
   2     Dole Food Co., Inc. ....................       57
   0     Enesco Group, Inc. (b) .................        2
   5     Fleming Co., Inc. ......................       85
   0     Flow International Corp. (b) ...........        6
   1     Fossil, Inc. (b) .......................       20
   0     Haggar Corp. ...........................        2
   1     Hain Celestial Group, Inc. (b) .........       29
   5     Hormel Foods Corp. .....................      130
   2     Imation Corp. (b) ......................       32
   1     International Multifoods Corp. .........       14
   6     Interstate Bakeries Corp. ..............      148
   1     ITT Educational Services, Inc. (b) .....       22
   0     J & J Snack Foods Corp. (b) ............        6
   0     K Swiss, Inc. ..........................       12
   2     La-Z-Boy Chair Co. .....................       45
   4     Lancaster Colony Corp. .................      135
   1     Lance, Inc. ............................       12
   2     Lennar Corp. ...........................       92
   0     Libbey, Inc. ...........................       15
   1     Luby's Cafeteria, Inc. (b) .............        3
   2     McCormick & Co., Inc. ..................       88
   0     Nash Finch Co. .........................       12

                                                   MARKET
SHARES             SECURITY DESCRIPTION             VALUE
------   ----------------------------------------  -------
COMMON STOCKS, CONTINUED:
Consumer Non-Durable, continued:
   0     National Presto Industries, Inc. .......  $     5
   0     Natures Sunshine Products, Inc. ........        5
   2     NBTY, Inc. (b) .........................       24
   0     Oshkosh 'B' Gosh, Inc. .................       17
   0     Oxford Industries, Inc. ................        5
   1     Pacific Sunwear of California, Inc.
           (b) ..................................       20
   8     Packaging Corporation of America (b) ...      144
   1     Payless Shoesource, Inc. (b) ...........       43
   0     Penford Corp. ..........................        3
   1     Performance Food Group Co. (b) .........       39
   1     Quiksilver, Inc. (b) ...................       13
   1     Ralcorp Holdings, Inc. (b) .............       20
   5     RJ Reynolds Tobacco Holdings,
           Inc. .................................      255
   1     Russ Berrie & Co., Inc. ................       18
   1     Russell Corp. ..........................       15
   0     Salton, Inc. (b) .......................        7
   0     Schweitzer-Mauduit International,
           Inc. .................................       12
   2     Sensient Technologies Corp .............       42
   1     SLI, Inc. ..............................        3
   8     Smithfield Foods, Inc. (b) .............      185
   1     Smucker (J.M.) Co. .....................       37
   1     Stride Rite Corp. ......................        9
   0     Thomas Industries, Inc. ................       12
   2     Timberland Co., Class A (b) ............       59
   1     Triarc Cos., Inc. (b) ..................       16
   0     Triumph Group, Inc. (b) ................       13
  11     Tyson Foods, Inc., Class A .............      121
   1     United Natural Foods, Inc. (b) .........       14
   1     United Stationers, Inc. (b) ............       36
   2     Universal Corp. ........................       85
   1     Wet Seal, Inc., Class A (b) ............       16
   1     Wolverine World Wide, Inc. .............       20
                                                   -------
                                                     2,850
                                                   -------
Consumer Services (5.0%):
   0     4Kids Entertainment, Inc. (b) ..........        9
   1     Action Performance Cos., Inc. (b) ......       16
   1     Argosy Gaming Co. (b) ..................       25
   1     Aztar Corp. (b) ........................       22
   3     Callaway Golf Co. ......................       49
   1     Coach, Inc. (b) ........................       37
   0     Cox Radio, Inc. (b) ....................        7
   5     Dun & Bradstreet Corp. (b) .............      181
   8     Emmis Communications Corp. (b) .........      177
   1     Entercom Communications Corp. (b) ......       40
   3     Extended Stay America, Inc. (b) ........       54

                                       42
Continued

One Group Mutual Funds
Market Expansion Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2001
(Amounts in thousands)
(Unaudited)

                                                   MARKET
SHARES             SECURITY DESCRIPTION             VALUE
------   ----------------------------------------  -------
COMMON STOCKS, CONTINUED:
Consumer Services, continued:
   3     Gtech Holdings Corp. (b) ...............  $   156
   5     Harte-Hanks, Inc. ......................      146
   0     Huffy Corp. (b) ........................        3
   1     Imagistics International, Inc. (b) .....        8
   1     Information Holdings, Inc. (b) .........       20
   1     International Speedway Corp.,
           Class A ..............................       41
   1     Jakks Pacific, Inc. (b) ................       11
   0     K2, Inc. (b) ...........................        3
   1     Kroll, Inc. (b) ........................       11
   2     Lee Enterprises, Inc. ..................       62
   5     Mandalay Resort Group (b) ..............      118
   1     Marcus Corp. ...........................       12
   1     Meade Instruments Corp. (b) ............        2
   2     Media General, Inc. ....................      114
   1     Midway Games, Inc. (b) .................       17
   1     On Assignment, Inc. (b) ................       17
  12     Park Place Entertainment Corp. (b) .....      114
   1     Penton Media, Inc. .....................        6
   1     Pinnacle Entertainment, Inc. (b) .......        5
   1     Prime Hospitality Corp. (b) ............       15
   1     Rare Hospitality International (b) .....       14
   8     Reader's Digest Assoc., Inc. Class A ...      177
   4     Scholastic Corp. (b) ...................      182
   1     SCP Pool Corp. (b) .....................       22
   1     Shurgard Storage Centers ...............       27
   1     Sturm Ruger & Co., Inc. ................       10
   6     Sylvan Learning Systems, Inc. (b) ......      129
   0     Thomas Nelson, Inc. ....................        5
   1     THQ, Inc. (b) ..........................       35
   5     Valassis Communications, Inc. (b) ......      182
   0     Washington Post Co. ....................       97
   1     Waste Connections, Inc. (b) ............       27
   5     Westwood One, Inc. (b) .................      140
                                                   -------
                                                     2,545
                                                   -------
Energy (5.3%):
   2     Ashland Co, Inc. .......................       72
   0     Atwood Oceanics, Inc. (b) ..............       14
   1     Cabot Oil & Gas Corp., Class A .........       24
   1     Cal Dive International, Inc. (b) .......       25
   1     Dril-Quip, Inc. (b) ....................       12
   2     ENSCO International, Inc. ..............       37
   1     Evergreen Resources, Inc. (b) ..........       19
   5     Forest Oil Corp. (b) ...................      137
   2     Hanover Compressor Co. (b) .............       58
   0     Helmerich & Payne, Inc. ................       13
   2     Input/Output, Inc. (b) .................       13
   1     Laclede Group, Inc. ....................       15
   1     Murphy Oil Corp. .......................       75
   7     National-Oil Well, Inc. (b) ............      148

                                                   MARKET
SHARES             SECURITY DESCRIPTION             VALUE
------   ----------------------------------------  -------
COMMON STOCKS, CONTINUED:
Energy, continued:
   4     Newfield Exploration Co. (b) ...........  $   125
   1     Nuevo Energy Co. (b) ...................        9
   7     Ocean Energy, Inc. .....................      140
   1     Oceaneering International, Inc. (b) ....       16
   1     Offshore Logistics, Inc. (b) ...........       12
   1     Patina Oil & Gas Corp. .................       20
   3     Patterson-UTI Energy, Inc. (b) .........       69
   8     Pioneer Natural Resources Co. (b) ......      161
   1     Plains Resources, Inc. (b) .............       15
   1     Power Integrations, Inc. (b) ...........       16
   9     Pride International, Inc. (b) ..........      141
   0     Prima Energy (b) .......................        7
   1     Remington Oil & Gas Corp. (b) ..........       14
   1     Saint Mary Land & Exploration Corp. ....       17
   1     Seacor Smit, Inc. (b) ..................       24
   1     Seitel, Inc. (b) .......................       11
   1     Smith International, Inc. (b) ..........       59
   1     Stone Energy Corp. (b) .................       32
   1     Swift Energy Co. (b) ...................       17
   6     Tidewater, Inc. ........................      188
   3     Ultramar Diamond Shamrock Corp. ........      155
   1     Unit Corp. (b) .........................       13
   3     Valero Energy Corp. ....................       99
   7     Varco International, Inc. (b) ..........      109
   2     Veritas DGC, Inc. (b) ..................       31
   6     Vintage Petroleum, Inc. ................       90
   5     Weatherford International, Inc. (b) ....      201
   2     Western Gas Resources, Inc. ............       65
   2     WGL Holdings, Inc. .....................       51
   7     XTO Energy, Inc. .......................      125
                                                   -------
                                                     2,694
                                                   -------
Financial Services (16.0%):
   3     A.G. Edwards, Inc. .....................      126
   2     Allmerica Financial Corp. ..............       96
   7     American Financial Group, Inc. .........      165
   1     American Financial Holdings, Inc. ......       15
   8     AmeriCredit Corp. (b) ..................      248
   1     Anchor Bancorp Wisconsin, Inc. .........       10
   4     Arthur J. Gallagher & Co. ..............      122
   5     Associated Banc-Corp. ..................      180
   7     Astoria Financial Corp. ................      173
   1     Banknorth Group, Inc. ..................       32
   1     Barra, Inc. (b) ........................       32
   2     BISYS Group, Inc. (b) ..................      126
   1     Boston Private Financial Holdings,
           Inc. .................................       16
   1     Chittenden Corp. .......................       28
   2     City National Corp. ....................       80
  10     Colonial BancGroup, Inc. ...............      147

                                       43
Continued

One Group Mutual Funds
Market Expansion Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2001
(Amounts in thousands)
(Unaudited)

                                                   MARKET
SHARES             SECURITY DESCRIPTION             VALUE
------   ----------------------------------------  -------
COMMON STOCKS, CONTINUED:
Financial Services, continued:
   2     Commercial Federal Corp. ...............  $    38
   5     Community First Bankshares, Inc. .......      127
   9     Compass Bancshares, Inc. ...............      257
   1     Delphi Financial Group, Class A (b) ....       20
   4     Dime Bancorp, Inc. .....................      158
   0     Dime Community Bancshares ..............       13
  17     E*Trade Group, Inc. (b) ................      169
   1     East-West Bancorp, Inc. ................       19
   6     Eaton Vance Corp. ......................      201
   1     Everest Re Group Ltd. ..................       65
   8     Fidelity National Financial, Inc. ......      204
   0     Financial Federal Corp. (b) ............       13
   2     First American Financial Corp. .........       35
   1     First Bancorp/Puerto Rico ..............       23
   0     First Republic Bancorp, Inc. (b) .......       10
   8     First Tennessee National Corp. .........      296
   1     First Virginia Banks, Inc. .............       70
   1     Firstfed Financial Corp. (b) ...........       13
   6     FirstMerit Corp. .......................      163
   2     Fremont General Corp. ..................       16
   1     GATX Corp. .............................       26
   0     GBC Bancorp California .................       11
   8     Golden State Bancorp ...................      209
   1     Greater Bay Bancorp ....................       38
   7     GreenPoint Financial Corp. .............      251
   2     HCC Insurance Holding, Inc. ............       63
  11     Hibernia Corp., Class A ................      196
   0     Hilb, Rogal & Hamilton Co. .............       24
   2     Horace Mann Educators Corp. ............       37
   3     Hospitality Properties Trust ...........       79
   5     Hudson United Bancorp ..................      142
   2     Independence Community Bank
           Corp. ................................       49
   1     Jefferies Group, Inc. ..................       32
   1     Kilroy Realty Corp. ....................       20
   2     LaBranche & Co., Inc. (b) ..............       76
   0     LandAmerica Financial Group, Inc. ......       13
   1     Legg Mason, Inc. .......................       70
   1     Leucadia National Corp. ................       23
   3     M & T Bank Corp. .......................      184
   1     MAF Bancorp, Inc. ......................       20
   4     Marshall & Ilsley Corp. ................      238
   1     Mercantile Bankshares Corp. ............       44
   2     Metris Cos., Inc. ......................       60
   1     Mutual Risk Management Ltd. ............        9
   4     National Commerce Financial Co. ........      102
   1     Neuberger Berman, Inc. .................       34
   4     New Plan Excel Realty Trust ............       71

                                                   MARKET
SHARES             SECURITY DESCRIPTION             VALUE
------   ----------------------------------------  -------
COMMON STOCKS, CONTINUED:
Financial Services, continued:
   3     New York Community Bancorp .............  $    65
   7     North Fork Bancorp, Inc. ...............      226
   2     Ohio Casualty Corp. (b) ................       38
   8     Old Republic International Corp. .......      222
   3     Pacific Century Financial Corp. ........       81
   2     PMI Group, Inc. ........................      126
   1     Presidential Life Corp. ................       18
   6     Protective Life Corp. ..................      184
   1     Provident Bankshares Corp. .............       20
   2     Provident Financial Group, Inc. ........       46
   4     Radian Group, Inc. .....................      165
   4     Raymond James Financial, Inc. ..........      157
   1     Riggs National Corp. Washington D.C. ...       12
   0     RLI Corp. ..............................       14
   4     Roslyn Bancorp, Inc. ...................       67
   0     Scpie Holdings, Inc. ...................        8
   4     SEI Investments Co. ....................      160
   1     Selective Insurance Group, Inc. ........       17
   1     South Financial Group, Inc. ............       23
  10     Sovereign Bancorp, Inc. ................      127
   1     StanCorp Financial Group, Inc. .........       52
   2     Staten Island Bancorp, Inc. ............       34
   1     Sterling Bancshares, Inc. ..............       16
   0     Stewart Information Services Corp.
           (b) ..................................        8
   1     Susquehanna Bancshares, Inc. ...........       24
   1     SWS Group, Inc. ........................       13
   1     TCF Financial Corp. ....................       49
   1     Trenwick Group Ltd. ....................       12
   2     TrustCo Bank Corp. .....................       28
   1     UCBH Holdings, Inc. ....................       18
   1     United Bankshares, Inc. ................       35
   0     Unitrin, Inc. ..........................       16
   3     Waddell & Reed Financial, Inc.,
           Class A ..............................      110
   5     Webster Financial Corp. ................      171
   1     Westamerica Bancorp ....................       49
   1     Whitney Holding Corp. ..................       37
   1     Zenith National Insurance Corp. ........       15
                                                   -------
                                                     8,090
                                                   -------
Health Care (12.8%):
   1     Accredo Health, Inc. (b) ...............       32
   2     Advanced Tissue Sciences, Inc. (b) .....        9
   6     AdvancePCS (b) .........................      182
   1     Alpharma, Inc. .........................       32
   3     Apogent Technologies, Inc. (b) .........       83
   5     Apria Healthcare Group, Inc. (b) .......      116
   1     ArQule (b) .............................       11

                                       44
Continued

One Group Mutual Funds
Market Expansion Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2001
(Amounts in thousands)
(Unaudited)

                                                   MARKET
SHARES             SECURITY DESCRIPTION             VALUE
------   ----------------------------------------  -------
COMMON STOCKS, CONTINUED:
Health Care, continued:
   1     Arthrocare Corp. (b) ...................  $    12
   1     Bally Total Fitness Holding Corp.
           (b) ..................................       18
   3     Barr Laboratories, Inc. (b) ............      230
   4     Beckman Coulter, Inc. ..................      184
   2     Bio-Technology General Corp. (b) .......       14
   2     Cephalon, Inc. (b) .....................      157
   1     Conmed Corp. (b) .......................       14
   0     Cooper Cos., Inc. ......................       24
   2     COR Therapeutics, Inc. (b) .............       53
   3     Covance, Inc. (b) ......................       60
   4     Coventry Health Care, Inc. (b) .........       87
   1     Cryolife, Inc. (b) .....................       18
   0     Curative Health Services, Inc. (b) .....        3
   1     Cygnus, Inc. (b) .......................        5
   5     Cytyc Corp. (b) ........................      133
   0     Datascope Corp. ........................       15
   4     Dentsply International, Inc. ...........      201
   1     Edwards Lifesciences Corp. (b) .........       21
   1     Enzo Biochem, Inc. (b) .................       19
   2     Express Scripts, Inc., Class A (b) .....      112
   1     First Health Group Corp. (b) ...........       15
   4     Gilead Sciences, Inc. (b) ..............      271
   2     Haemonetics Corp. (b) ..................       66
  10     Health Net, Inc. (b) ...................      212
   2     Henry Schein, Inc. (b) .................       57
   4     Hillenbrand Industries, Inc. ...........      201
   1     Hologic, Inc. (b) ......................        5
   2     Hooper Holmes, Inc. ....................       18
   4     ICN Pharmaceuticals, Inc. ..............      130
   5     IDEC Pharmaceuticals Corp. (b) .........      370
   1     IDEXX Laboratories, Inc. (b) ...........       29
   1     Impath, Inc. (b) .......................       22
   0     Inamed Corp. (b) .......................       14
   3     Invacare Corp. .........................       96
   9     IVAX Corp. (b) .........................      174
   7     Lincare Holdings, Inc. (b) .............      200
   1     Mentor Corp. ...........................       21
   1     MGI Pharma, Inc. (b) ...................        8
   2     Mid Atlantic Medical Services, Inc.
           (b) ..................................       34
   7     Millennium Pharmaceuticals, Inc. (b) ...      176
   8     Mylan Laboratories, Inc. ...............      301
   4     NDCHealth Corp. ........................      150
   1     Noven Pharmaceuticals, Inc. (b) ........       13
   7     Omnicare, Inc. .........................      165
   1     Organogenesis, Inc. (b) ................        5
   1     Orthodontic Centers of America, Inc.
           (b) ..................................       45
   0     Osteotech, Inc. (b) ....................        2

                                                   MARKET
SHARES             SECURITY DESCRIPTION             VALUE
------   ----------------------------------------  -------
COMMON STOCKS, CONTINUED:
Health Care, continued:
   1     Owens & Minor, Inc. ....................  $    19
   2     Oxford Health Plans, Inc. (b) ..........       69
   1     Pacificare Health Systems, Inc. (b) ....       24
   1     Parexel International Corp. (b) ........       11
   2     Patterson Dental Co. (b) ...............       85
   1     Pediatrix Medical Group, Inc. (b) ......       26
   0     PolyMedica, Corp. (b) ..................        7
   2     Protein Design Labs, Inc. (b) ..........       76
   1     Province Healthcare Co. (b) ............       30
   3     Quest Diagnostics, Inc. (b) ............      203
   1     Rehabcare Group, Inc. (b) ..............       16
   3     Renal Care Group, Inc. (b) .............      111
   1     Resmed, Inc. (b) .......................       49
   2     Respironics, Inc. (b) ..................       71
   1     Sepracor, Inc. (b) .....................       29
   1     Sierra Health Services, Inc. (b) .......        6
   1     Sola International, Inc. (b) ...........       15
   0     Spacelabs Medical, Inc. (b) ............        3
   8     Steris Corp. (b) .......................      153
   1     Sybron Dental Specialties, Inc. (b) ....       24
   1     Syncor International Corp. (b) .........       22
   1     Theragenics Corp. (b) ..................        9
   1     Triad Hospitals, Inc. (b) ..............       38
   2     Trigon Healthcare, Inc. (b) ............      110
   5     Universal Health Services, Inc.,
           Class B (b) ..........................      211
   3     US Oncology, Inc. (b) ..................       21
   4     Vertex Pharmaceuticals, Inc. (b) .......       91
   1     Viasys Healthcare, Inc. (b) ............       16
   2     VISX, Inc. (b) .........................       25
   0     Vital Signs, Inc. ......................       14
   7     Waters Corp. (b) .......................      266
                                                   -------
                                                     6,495
                                                   -------
Multi-Industry (3.3%):
   1     Griffon Corp. (b) ......................       15
  17     Mid-Cap 400 Depository Receipt .........    1,545
   5     United Rentals, Inc. (b) ...............      116
                                                   -------
                                                     1,676
                                                   -------
Raw Materials (3.7%):
   1     A. Schulman, Inc. ......................       12
   6     Airgas, Inc. (b) .......................       92
   1     Albemarle Corp. ........................       34
   1     Arch Chemicals, Inc. ...................       17
   0     Bowater, Inc. ..........................       17
   1     Brady Corp., Class A ...................       26

                                       45
Continued

One Group Mutual Funds
Market Expansion Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2001
(Amounts in thousands)
(Unaudited)

                                                   MARKET
SHARES             SECURITY DESCRIPTION             VALUE
------   ----------------------------------------  -------
COMMON STOCKS, CONTINUED:
Raw Materials, continued:
   1     Brush Engineered Materials, Inc. .......  $     8
   1     Buckeye Technologies, Inc. (b) .........       12
   4     Cabot Corp. ............................      138
   0     Cabot Microelectronics Corp. (b) .......        0
   1     Caraustar Industries, Inc. .............        5
   1     Carpenter Technology Corp. .............       21
   0     Chemfirst, Inc. ........................       12
   0     Cleveland Cliffs, Inc. .................        7
   0     Commercial Metals Co. ..................       16
   1     Commonwealth Industries, Inc. ..........        2
   3     Crompton Corp. .........................       31
   1     Cytec Industries, Inc. (b) .............       34
   1     Ferro Corp. ............................       38
   1     Florida Rock Industries, Inc. ..........       32
   1     Georgia Gulf Corp. .....................       18
   1     H.B. Fuller Co. ........................       35
   2     Harmonic Lightwaves, Inc. (b) ..........       22
   4     Harsco Corp. ...........................      153
   0     Key Production Company, Inc. (b) .......        8
   4     Lubrizol Corp. .........................      130
   1     Macdermid, Inc. ........................       16
   1     Mississippi Chemical Corp. (b) .........        2
   4     Mueller Industries, Inc. (b) ...........      121
   0     Nui Corp. ..............................       10
   2     Olin Corp. .............................       30
   1     OM Group, Inc. .........................       50
   1     Omnova Solutions, Inc. .................        9
   3     Polyone Corp. ..........................       28
   0     Quaker Chemical Corp. ..................        7
   0     Quanex Corp. ...........................       14
   1     Rayonier, Inc. .........................       59
   1     Reliance Steel & Aluminum Co. ..........       21
   9     RPM, Inc. ..............................      136
   1     Ryerson Tull, Inc. .....................        9
   1     Scotts Co., Class A (b) ................       42
  11     Solutia, Inc. ..........................      158
   1     Steel Dynamics, Inc. (b) ...............       17
   0     Steel Technologies, Inc. ...............        4
   5     Stillwater Mining Co. (b) ..............      100
   1     Texas Industries, Inc. .................       25
   1     Tredegar Industries Corp. ..............       23
   2     Unifi, Inc. (b) ........................       12
   1     Universal Forest Products, Inc. ........       14
   1     Valence Technology, Inc. (b) ...........        4
   0     WD-40 Co. ..............................       12
   4     Wellman, Inc. ..........................       56
   0     Wolverine Tube, Inc. (b) ...............        5
                                                   -------
                                                     1,904
                                                   -------

                                                   MARKET
SHARES             SECURITY DESCRIPTION             VALUE
------   ----------------------------------------  -------
COMMON STOCKS, CONTINUED:
Real Estate Investment Trust (0.0%):
   1     Colonial Properties Trust ..............  $    18
                                                   -------
Retail (6.4%):
   1     99 Cents Only Stores (b) ...............       33
   6     Abercrombie & Fitch Co., Class A (b) ...      169
   3     American Eagle Outfitters, Inc. (b) ....       76
   1     Ann Taylor Stores Corp. (b) ............       31
   4     Applebee's International, Inc. .........      138
   1     Bell Microproducts, Inc. (b) ...........        7
   4     BJ's Wholesale Club, Inc. (b) ..........      190
   1     Bob Evans Farms, Inc. ..................       37
   9     Borders Group, Inc. (b) ................      170
   7     Brinker International, Inc. (b) ........      223
   1     Burlington Coat Factory Warehouse
           Corp. ................................       22
   1     Casey's General Stores, Inc. ...........       22
   1     Cash America International, Inc. .......        6
   1     Cato Corp., Class A ....................       14
   2     CBRL Group, Inc. .......................       62
   4     CDW Computer Centers, Inc. (b) .........      206
   1     Chico's FAS, Inc. (b) ..................       33
   1     Christopher & Banks Corp. (b) ..........       24
   2     Claire's Stores, Inc. ..................       32
   1     Cost Plus, Inc. (b) ....................       17
   1     Delta & Pine Land Co. ..................       27
   3     Dollar Tree Stores, Inc. (b) ...........      101
   1     Dress Barn, Inc. (b) ...................       14
   1     Ethan Allen Interiors, Inc. ............       51
   0     Factory 2-U Stores, Inc. (b) ...........        8
   1     Footstar, Inc. (b) .....................       19
   2     Furniture Brands International, Inc.
           (b) ..................................       49
   1     Genesco, Inc. (b) ......................       15
   1     Goody's Family Clothing, Inc. (b) ......        4
   1     Great Atlantic & Pacific Tea, Inc.
           (b) ..................................       23
   1     Group 1 Automotive, Inc. (b) ...........       19
   1     Gymboree Corp. (b) .....................       10
   1     Hancock Fabrics, Inc. ..................        8
   1     Hot Topic, Inc. (b) ....................       17
   1     IHOP Corp. (b) .........................       17
   1     Jack in the Box, Inc. (b) ..............       33
   0     Jo-Ann Stores, Inc. (b) ................        3
   1     Kellwood Co. ...........................       18
   1     Landry's Seafood Restaurants, Inc. .....       13
   1     Linens 'N Things, Inc. (b) .............       31
   1     Lone Star Steakhouse & Saloon,
           Inc. .................................       10
   2     Longs Drug Stores, Inc. ................       38

                                       46
Continued

One Group Mutual Funds
Market Expansion Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2001
(Amounts in thousands)
(Unaudited)

                                                   MARKET
SHARES             SECURITY DESCRIPTION             VALUE
------   ----------------------------------------  -------
COMMON STOCKS, CONTINUED:
Retail, continued:
   1     Men's Wearhouse, Inc. (b) ..............  $    26
   4     Michael's Stores, Inc. (b) .............      148
   0     Midas, Inc. ............................        5
   1     Nautica Enterprises, Inc. (b) ..........       13
   1     O'Charleys, Inc. (b) ...................        9
   2     O'Reilly Automotive, Inc. (b) ..........       57
   2     Outback Steakhouse, Inc. (b) ...........       80
   0     P.F. Chang's China Bistro, Inc. (b) ....       16
   0     Panera Bread Co. (b) ...................       24
   1     Papa John's International, Inc. (b) ....       27
   2     Pep Boys-Manny, Moe & Jack .............       27
   1     Phillips-Van Heusen Corp. ..............       10
   3     Pier 1 Imports, Inc. ...................       57
   1     Regis Corp. ............................       33
   7     Ross Stores, Inc. ......................      215
   2     Ruby Tuesday, Inc. .....................       38
   2     Ruddick Corp. ..........................       32
   1     Ryan's Family Steakhouses, Inc. (b) ....       19
  13     Saks, Inc. (b) .........................      119
   1     School Specialty, Inc. (b) .............       12
   1     Shopko Stores, Inc. (b) ................        8
   1     Sonic Corp. (b) ........................       30
   1     Stein Mart, Inc. (b) ...................       11
   1     The Steak n Shake Co. (b) ..............        9
   1     Too, Inc. (b) ..........................       25
   0     Ultimate Electronics, Inc. (b) .........       11
   4     Zale Corp. (b) .........................      160
                                                   -------
                                                     3,261
                                                   -------
Shelter (1.4%):
   2     Champion Enterprises, Inc. (b) .........       19
   0     Chesapeake Corp. .......................       13
   4     D.R. Horton, Inc. ......................      126
   0     Deltic Timber Corp. ....................       10
   1     Fleetwood Enterprises, Inc. ............       12
   1     Glatfelter (P. H.) Co. .................       21
   2     Longview Fibre Co. .....................       19
   1     Lydall, Inc. (b) .......................        5
   1     MDC Holdings, Inc. .....................       31
   0     Mobile Mini, Inc. (b) ..................       16
   1     NVR, Inc. (b) ..........................      152
   3     Pentair, Inc. ..........................      127
   0     Pope & Talbot, Inc. ....................        7
   0     Ryland Group, Inc. .....................       32
   0     Skyline Corp. ..........................        8
   1     Standard Pacific Corp. .................       24
   0     Thor Industries, Inc. ..................       13
   1     Toll Brothers, Inc. (b) ................       50

                                                   MARKET
SHARES             SECURITY DESCRIPTION             VALUE
------   ----------------------------------------  -------
COMMON STOCKS, CONTINUED:
Shelter, continued:
   2     Wausau-Mosinee Paper Corp. .............  $    20
                                                   -------
                                                       705
                                                   -------
Technology (15.1%):
   1     Actel Corp. (b) ........................       15
   8     Adaptec, Inc. (b) ......................      112
   1     Adtran, Inc. (b) .......................       31
   4     Advanced Fibre Communication, Inc.
           (b) ..................................       66
   1     Advent Software, Inc. (b) ..............       55
   2     Aeroflex, Inc. (b) .....................       35
   1     Allen Telecom, Inc. (b) ................        7
   1     Alliance Semiconductor Corp. (b) .......       16
   2     Alliant Techsystems, Inc. (b) ..........      161
   1     American Management Systems, Inc.
           (b) ..................................       23
   1     AMETEK, Inc. ...........................       41
   0     Analogic Corp. .........................       15
   1     Analysts International Corp. ...........        3
   1     Anixter International, Inc. (b) ........       34
   1     Apw Ltd. (b) ...........................        2
   7     Arrow Electronics, Inc. (b) ............      198
   1     Artesyn Technologies, Inc. (b) .........       11
   9     Ascential Software Corp. (b) ...........       34
   2     Aspect Communications Corp. (b) ........        6
   1     Aspen Technology, Inc. (b) .............       16
   9     Atmel Corp. (b) ........................       66
   1     ATMI, Inc. (b) .........................       21
   1     Audiovox Corp., Class A (b) ............        5
   1     Avant Corp. (b) ........................       25
   1     Avid Technology, Inc. (b) ..............       10
   8     Avnet, Inc. ............................      195
   2     Avocent Corp. (b) ......................       39
   1     Aware, Inc. (b) ........................        6
   1     AXT, Inc. (b) ..........................       10
   1     BE Aerospace, Inc. (b) .................        8
   0     BEI Technologies, Inc. .................        7
   0     Bel Fuse, Inc., Class B ................        9
   1     Benchmark Electronics, Inc. (b) ........       12
   2     Black Box Corp. (b) ....................      110
   2     Brightpoint, Inc. (b) ..................        5
   0     Brooktrout, Inc. (b) ...................        2
   1     CACI International, Inc., Class A
           (b) ..................................       27
  11     Cadence Design Systems, Inc. (b) .......      239
   1     Captaris, Inc. (b) .....................        3
   0     Catapult Communications Corp. (b) ......       11
   1     Ceridian Corp. (b) .....................       18
   1     Cohu, Inc. .............................       12
   5     Commscope, Inc. (b) ....................      115
   1     Credence Systems Corp. (b) .............       24

                                       47
Continued

One Group Mutual Funds
Market Expansion Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2001
(Amounts in thousands)
(Unaudited)

                                                   MARKET
SHARES             SECURITY DESCRIPTION             VALUE
------   ----------------------------------------  -------
COMMON STOCKS, CONTINUED:
Technology, continued:
   3     Cree Research, Inc. (b) ................  $    92
   1     CTS Corp. ..............................       14
   5     Cypress Semiconductor Corp. (b) ........       99
   0     Davox Corp. (b) ........................        4
   0     Digi International, Inc. (b) ...........        3
   1     Dionex Corp. (b) .......................       17
   2     DMC Stratex Networks, Inc. (b) .........       18
   1     DSP Group, Inc. (b) ....................       27
   1     Dupont Photomasks, Inc. (b) ............       24
   2     Dycom Industries, Inc. (b) .............       31
   1     Elantec Semiconductor, Inc. (b) ........       21
   3     Electro Scientific Industries, Inc.
           (b) ..................................       88
   1     Electroglas, Inc. (b) ..................       10
   6     Electronic Arts, Inc. (b) ..............      348
   8     Enterasys Networks, Inc. (b) ...........       68
   1     Epresence, Inc. (b) ....................        3
   1     ESS Technology, Inc. (b) ...............       29
   1     Exar Corp. (b) .........................       21
   3     FEI Co. (b) ............................      104
   1     Filenet Corp. (b) ......................       22
   1     Gencorp, Inc. ..........................       18
   1     Gerber Scientific, Inc. ................        5
   6     Harris Corp. ...........................      188
   1     Hutchinson Technology, Inc. (b) ........       18
   1     Hyperion Solutions Corp. (b) ...........       20
   2     Infocus Corp. (b) ......................       37
   1     Integrated Device Technology, Inc.
           (b) ..................................       35
   1     Inter-Tel, Inc. ........................       16
   2     International Rectifier Corp. (b) ......       67
   2     Internet Security, Inc. (b) ............       61
   1     Intervoice-Brite, Inc. (b) .............       13
   5     Investment Technology Group (b) ........      199
   1     Itron, Inc. (b) ........................       16
   6     Keane, Inc. (b) ........................      107
   1     Keithley Instruments, Inc. .............        9
   2     Kopin Corp. (b) ........................       28
   1     Kronos, Inc. (b) .......................       28
   2     Kulicke & Soffa Industries, Inc. (b) ...       26
   1     L-3 Communications Holdings, Inc.
           (b) ..................................       93
   9     Lam Research Corp. (b) .................      218
   8     Lattice Semiconductor Corp. (b) ........      174
   1     Lone Star Technologies, Inc. (b) .......       13
   2     LTX Corp. (b) ..........................       35
   2     Macrovision Corp. (b) ..................       53
   1     Manhattan Associates, Inc. (b) .........       27
   0     MapInfo Corp. (b) ......................        7
   7     Mentor Graphics Corp. (b) ..............      165
   1     Micrel, Inc. (b) .......................       18

                                                   MARKET
SHARES             SECURITY DESCRIPTION             VALUE
------   ----------------------------------------  -------
COMMON STOCKS, CONTINUED:
Technology, continued:
   7     Microchip Technology, Inc. (b) .........  $   273
   1     Micros Systems, Inc. (b) ...............       13
   1     Microsemi Corp. (b) ....................       25
   1     MIPS Technologies, Inc. (b) ............       10
   1     MRO Software, Inc. (b) .................       15
   1     Netegrity, Inc. (b) ....................       19
   1     Network Equipment Tech, Inc. (b) .......        4
   5     Networks Associates, Inc. (b) ..........      141
   4     Newport Corp. ..........................       79
   0     Northrop Grumman Corp. .................       28
   1     NYFIX, Inc. (b) ........................       16
   1     Park Electrochemical Corp. .............       14
   1     PC-Tel, Inc. (b) .......................        5
   1     Pericom Semiconductor Corp. (b) ........       12
   1     Phoenix Technologies Ltd. (b) ..........        9
   0     Photon Dynamics, Inc. (b) ..............       18
   1     Photronics, Inc. (b) ...................       29
   2     Pinnacle Systems, Inc. (b) .............       12
   1     Pioneer-Standard Electronics, Inc. .....       10
   2     Plantronics, Inc. (b) ..................       39
   4     Polycom, Inc. (b) ......................      134
   2     Price Communications Corp. (b) .........       40
   1     Progress Software Corp. (b) ............       19
   1     Proxim, Inc. (b) .......................        8
  12     Quantum Corp.-DLT & Storage (b) ........      120
   1     Radiant Systems, Inc. (b) ..............       10
   1     Rainbow Technologies, Inc. (b) .........        6
   2     Rational Software Corp. (b) ............       45
   4     Read-Rite Corp. (b) ....................       24
   2     Retek, Inc. (b) ........................       57
   6     RF Micro Devices, Inc. (b) .............      121
   0     Rogers Corp. (b) .......................       15
   0     Roxio, Inc. (b) ........................        5
   0     Rudolph Technologies, Inc. (b) .........       17
   0     SBS Technologies, Inc. (b) .............        7
   0     SCM Microsystems, Inc. (b) .............        6
   3     Semtech Corp. (b) ......................      108
   0     SPSS, Inc. (b) .........................        7
   1     Standard Microsystems Corp. (b) ........        8
   9     Storage Technology Corp. (b) ...........      189
   0     Supertex, Inc. (b) .....................        7
  10     Sybase, Inc. (b) .......................      153
   5     Symantec Corp. (b) .....................      304
   1     Symmetricom, Inc. (b) ..................        6
   4     Synopsys, Inc. (b) .....................      233
   1     Systems & Computer Technology
           Corp. (b) ............................       10

                                       48
Continued

One Group Mutual Funds
Market Expansion Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2001
(Amounts in thousands)
(Unaudited)

                                                   MARKET
SHARES             SECURITY DESCRIPTION             VALUE
------   ----------------------------------------  -------
COMMON STOCKS, CONTINUED:
Technology, continued:
   1     Take-Two Interactive Software, Inc.
           (b) ..................................  $    15
   5     Tech Data Corp. (b) ....................      200
   1     Teledyne Technologies, Inc. (b) ........       17
   1     THERMA-WAVE, Inc. (b) ..................        9
   1     Three-Five Systems, Inc. (b) ...........       11
   0     Tollgrade Communications, Inc. (b) .....       13
   1     Transaction Systems Architects, Inc.
           (b) ..................................       13
   1     Trimble Navigation Ltd. (b) ............       12
   5     TriQuint Semiconductor, Inc. (b) .......       62
   1     Ultratech Stepper, Inc. (b) ............       11
   1     Veeco Instruments, Inc. (b) ............       33
   1     Verity, Inc. (b) .......................       21
   1     ViaSat, Inc. (b) .......................       11
   9     Vishay Intertechnology, Inc. (b) .......      173
   1     Visual Networks, Inc. (b) ..............        4
   0     Woodward Governor Co. ..................       20
   1     X-Rite, Inc. ...........................        6
   1     Zixit Corp. (b) ........................        3
                                                   -------
                                                     7,661
                                                   -------
Transportation (1.9%):
   2     Airborne, Inc. .........................       31
   1     Alaska Air Group, Inc. (b) .............       33
   2     Alexander & Baldwin, Inc. ..............       42
   1     Arkansas Best Corp. (b) ................       18
   1     Atlantic Coast Airlines, Inc. (b) ......       32
   1     Atlas Air, Inc. (b) ....................       17
   4     C.H. Robinson Worldwide, Inc. ..........      104
   2     Expeditors International of
           Washington, Inc. .....................      107
   1     Forward Air Corp. (b) ..................       23
   1     Frontier Airlines, Inc. (b) ............       12
   1     Heartland Express, Inc. (b) ............       28
   2     J.B. Hunt Transport Services, Inc.
           (b) ..................................       36
   2     Kansas City Southern Industries, Inc.
           (b) ..................................       21
   1     Kirby Corp. (b) ........................       20
   0     Landstar System, Inc. (b) ..............       19
   1     Mesa Air Group, Inc. (b) ...............        8
   0     Midwest Express Holdings, Inc. (b) .....        6
   5     Overseas Shipholding Group, Inc. .......      120
   1     Roadway Express, Inc. ..................       21
   2     Skywest, Inc. ..........................       51
   2     Swift Transportation Co., Inc. (b) .....       48
   1     US Freightways Corp. ...................       25
   5     Werner Enterprises, Inc. ...............      131
   1     Yellow Corp. (b) .......................       18
                                                   -------
                                                       971
                                                   -------

                                                   MARKET
SHARES             SECURITY DESCRIPTION             VALUE
------   ----------------------------------------  -------
COMMON STOCKS, CONTINUED:
Utilities (7.1%):
   2     AGL Resources, Inc. ....................  $    40
   3     Alliant Energy Corp. ...................      103
   0     American States Water Co. ..............       12
   4     American Water Works Co., Inc. .........      181
   5     Arch Coal, Inc. ........................      117
   1     Atmos Energy Corp. .....................       27
   4     Avista Corp. ...........................       51
   3     Black Hills Corp. ......................      117
   1     Boston Communications Group (b) ........        7
   7     Broadwing, Inc. (b) ....................       62
   0     Cascade Natural Gas Corp. ..............        9
   0     Central Vermont Public Services
           Corp. ................................        7
   1     CH Energy Group, Inc. ..................       24
   4     Conectiv ...............................       95
   8     DPL, Inc. ..............................      181
   5     DQE, Inc. ..............................       87
   1     El Paso Electric Co. (b) ...............       21
   1     Energen Corp. ..........................       33
   8     Energy East Corp. ......................      148
   6     Equitable Resources, Inc. ..............      197
   5     General Communication, Inc. (b) ........       40
   0     Green Mountain Power Corp. .............        5
   3     Hawaiian Electric Industries, Inc. .....      126
   2     IDACORP, Inc. ..........................       63
   5     MDU Resources Group, Inc. ..............      149
   3     Montana Power Co. (b) ..................       18
   5     National Fuel Gas Co. ..................      111
   1     New Jersey Resources Corp. .............       26
   1     Northeast Utilities ....................       18
   1     Northwestern Corp. .....................       16
   3     NSTAR ..................................      134
   0     OGE Energy Corp. .......................        0
   2     Oneok, Inc. ............................       37
   1     Philadelphia Suburban Corp. ............       25
   5     PNM Resources, Inc. ....................      148
   0     Potomac Electric Power Co. .............        6
   1     Puget Energy, Inc. .....................       26
   6     Questar Corp. ..........................      146
   1     RGS Energy Group, Inc. .................       42
   3     Scana Corp. ............................       88
  10     Sierra Pacific Resources ...............      147
   1     Southwest Gas Corp. ....................       22
   1     Southwestern Energy Co. (b) ............        9
   3     Telephone & Data Systems, Inc. .........      227
   1     UGI Corp. ..............................       26

                                       49
Continued

One Group Mutual Funds
Market Expansion Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2001
(Amounts in thousands)
(Unaudited)

                                                   MARKET
SHARES             SECURITY DESCRIPTION             VALUE
------   ----------------------------------------  -------
COMMON STOCKS, CONTINUED:
Utilities, continued:
   0     UIL Holdings Corp. .....................  $    23
   1     Unisource Energy Corp. .................       18
   9     UtiliCorp United, Inc. .................      226
   0     Vectren Corp. ..........................        1
   2     Western Resources, Inc. ................       38
   7     Wisconsin Energy Corp. .................      147
                                                   -------
                                                     3,627
                                                   -------
  Total Common Stocks                               50,263
                                                   -------

                                                   MARKET
SHARES             SECURITY DESCRIPTION             VALUE
------   ----------------------------------------  -------
INVESTMENT COMPANIES (1.6%):
 788     One Group Prime Money Market Fund,
           Class I ..............................  $   788
                                                   -------
  Total Investment Companies                           788
                                                   -------
Total (Cost $45,919)(a)                            $51,051
                                                   =======

------------
Percentages indicated are based on net assets of $50,778.

(a) Represents cost for financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows (amounts in thousands):

                   Unrealized appreciation......................  $ 9,083
                   Unrealized depreciation......................   (3,951)
                                                                  -------
                   Net unrealized appreciation (depreciation)...  $ 5,132
                                                                  =======

    Aggregate cost for federal income tax purposes is substantially the same.

(b) Non-income producing securities.

    Amounts shown as 0 rounded to less than 1000.

See notes to financial statements.

One Group Mutual Funds
Technology Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                              DECEMBER 31, 2001
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  -------
COMMON STOCKS (96.4%):
Business Equipment & Services (9.4%):
     11     Accenture Ltd. (b) ...................  $   304
     83     AOL Time Warner, Inc. (b) ............    2,672
     12     Ceridian Corp. (b) ...................      221
      5     Checkfree Corp. (b) ..................       86
      8     First Data Corp. .....................      643
      4     Molex, Inc. ..........................      124
                                                    -------
                                                      4,050
                                                    -------
Communications-Technology & Software (30.2%):
     57     ADC Telecommunications, Inc. (b) .....      261
      6     Adobe Systems, Inc. ..................      171
     10     Advanced Fibre Communication, Inc.
              (b) ................................      177
      1     Affiliated Computer
              Services - Class A .................      106
     13     BMC Software, Inc. (b) ...............      214
      6     Cadence Design Systems, Inc. (b) .....      129
      5     Check Point Software Technologies
              Ltd. (b) ...........................      180
    140     Cisco Systems, Inc. (b) ..............    2,539
      9     Citrix Systems, Inc. (b) .............      215
      6     Computer Sciences Corp. (b) ..........      289
      5     Intuit, Inc. (b) .....................      201
      8     JDS Uniphase Corp. (b) ...............       70
     46     Lucent Technologies, Inc. ............      286
      3     Macromedia, Inc. (b) .................       53
      5     Macrovision Corp. (b) ................      169
     59     Microsoft Corp. (b) ..................    3,930
     34     Motorola, Inc. .......................      511
      3     Networks Associates, Inc. (b) ........       78
     40     Nortel Networks Corp. ................      303
    106     Oracle Corp. (b) .....................    1,461
     26     Parametric Technology Corp. (b) ......      202
      6     Peregrine Systems, Inc. (b) ..........       90
      5     Scientific-Atlanta, Inc. .............      129
     11     Siebel Systems, Inc. (b) .............      298
      2     Symantec Corp. (b) ...................      146
      6     Symbol Technologies, Inc. ............       98
      2     Synopsys, Inc. (b) ...................      100
     14     Tellabs, Inc. (b) ....................      216
      9     Veritas Software Corp. (b) ...........      403
                                                    -------
                                                     13,025
                                                    -------
Consumer Services (0.4%):
      5     Amdocs Ltd. (b) ......................      153
                                                    -------
Financial Services (0.8%):
     10     Concord EFS, Inc. (b) ................      338
                                                    -------
Hardware & Services (25.5%):
     14     Apple Computer, Inc. (b) .............      302

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  -------
COMMON STOCKS, CONTINUED:
Hardware & Services, continued:
     15     Automatic Data Processing, Inc. ......  $   866
      3     Brocade Communications Systems,
              Inc. (b) ...........................      103
     31     Compaq Computer Corp. ................      304
     50     Dell Computer Corp. (b) ..............    1,362
     12     Electronic Data Systems Corp. ........      809
     39     EMC Corp. (b) ........................      517
      6     Fiserv, Inc. (b) .....................      271
      8     Flextronics International Ltd. (b) ...      187
     34     Hewlett-Packard Co. ..................      692
     32     IBM Corp. ............................    3,870
      6     Network Appliance, Inc. (b) ..........      136
     10     Paychex, Inc. ........................      335
      8     Sanmina Corp. (b) ....................      153
     11     Solectron Corp. (b) ..................      125
     57     Sun Microsystems, Inc. (b) ...........      704
      9     Sungard Data Systems, Inc. (b) .......      263
                                                    -------
                                                     10,999
                                                    -------
Internet (2.4%):
      7     eBay, Inc. (b) .......................      455
     12     Sybase, Inc. (b) .....................      186
      7     VeriSign, Inc. (b) ...................      274
      7     Yahoo, Inc. (b) ......................      122
                                                    -------
                                                      1,037
                                                    -------
Semiconductors (20.5%):
      9     Agilent Technologies (b) .............      262
      7     Altera Corp. (b) .....................      142
      6     Analog Devices, Inc. (b) .............      275
     18     Applied Materials, Inc. (b) ..........      734
    118     Intel Corp. ..........................    3,721
      6     KLA-Tencor Corp. (b) .................      312
      8     Lam Research Corp. (b) ...............      174
      6     Linear Technology Corp. ..............      250
      7     Maxim Integrated Products, Inc.
              (b) ................................      352
     13     Micron Technology, Inc. (b) ..........      391
     21     STMicroelectronics N V ...............      662
      5     Teradyne, Inc. (b) ...................      157
     37     Texas Instruments, Inc. ..............    1,039
      6     Vishay Intenational Technology, Inc.
              (b) ................................      115
      6     Xilinx, Inc. (b) .....................      230
                                                    -------
                                                      8,816
                                                    -------
Technology (7.2%):
      6     Arrow Electronics, Inc. (b) ..........      182
     37     Ascential Software Corp. (b) .........      149
     10     ASML Holding N V (b) .................      162

                                       51
Continued

One Group Mutual Funds
Technology Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2001
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  -------
COMMON STOCKS, CONTINUED:
Technology, continued:
      8     Avnet, Inc. ..........................  $   194
      3     Electronic Arts, Inc. (b) ............      192
      4     Jabil Circuit, Inc. (b) ..............       82
      2     Lexmark International Group, Inc.
              (b) ................................       89
     10     LSI Logic Corp. (b) ..................      163
      6     Micromuse, Inc. (b) ..................       93
      4     National Instruments Corp. (b) .......      157
      6     Novellus Systems, Inc. (b) ...........      237
     10     PeopleSoft, Inc. (b) .................      381
      2     Qlogic Corp. (b) .....................       85
     18     Qualcomm, Inc. (b) ...................      883
      4     Wind River Systems, Inc. (b) .........       75
                                                    -------
                                                      3,124
                                                    -------
  Total Common Stocks                                41,542
                                                    -------

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  -------
INVESTMENT COMPANIES (4.0%):
  1,716     One Group Prime Money Market Fund,
              Class I ............................  $ 1,716
                                                    -------
  Total Investment Companies                          1,716
                                                    -------
REPURCHASE AGREEMENTS (0.4%):
   $172     State Street Bank and Trust, 1.62%,
              1/2/02 (proceeds at maturity
              $172) ..............................      172
                                                    -------
  Total Repurchase Agreements                           172
                                                    -------
Total (Cost $58,612)(a)                             $43,430
                                                    =======

------------
Percentages indicated are based on net assets of $43,102.

(a) Represents cost for financial reporting purposes and differs from value by net unrealized appreciation (depreciation) of securities as follows (amounts in thousands):

                   Unrealized appreciation......................  $  2,848
                   Unrealized depreciation......................   (18,030)
                                                                  --------
                   Net unrealized appreciation (depreciation)...  $(15,182)
                                                                  ========

   Aggregate cost for federal income tax purposes is substantially the same.

(b) Non-income producing securities.

See notes to financial statements.

One Group Mutual Funds
Health Sciences Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                              DECEMBER 31, 2001
(Amounts in thousands)
(Unaudited)

                                                   MARKET
SHARES             SECURITY DESCRIPTION             VALUE
------   ----------------------------------------  -------
COMMON STOCKS (96.1%):
Health Care (96.1%):
   5     Abbott Laboratories ....................  $   278
   6     Allergan, Inc. .........................      468
  17     American Home Products Corp. ...........    1,028
   6     AmerisourceBergen Corp. ................      400
  15     Amgen, Inc. (b) ........................      868
   9     Anthem, Inc. (b) .......................      460
  13     Baxter International, Inc. .............      700
  14     Biomet, Inc. ...........................      423
  19     Bristol-Myers Squibb Co. ...............      969
   4     Eli Lilly & Co. ........................      314
   7     Express Scripts, Inc., Class A (b) .....      346
   6     Forest Laboratories, Inc. (b) ..........      486
  11     Genzyme Corp. (b) ......................      669
   9     Gilead Sciences, Inc. (b) ..............      577
  14     HCA-The Healthcare Corp. ...............      525
  14     Human Genome Sciences, Inc. (b) ........      483
   9     IDEC Pharmaceuticals Corp. (b) .........      596
  27     Luminex Corp. (b) ......................      449
  14     MedImmune, Inc. (b) ....................      659

                                                   MARKET
SHARES             SECURITY DESCRIPTION             VALUE
------   ----------------------------------------  -------
COMMON STOCKS, CONTINUED:
Health Care, continued:
  18     Medtronic, Inc. ........................  $   901
  35     Pfizer, Inc. ...........................    1,410
  20     Pharmacia Corp. ........................      861
  18     Protein Design Labs, Inc. (b) ..........      574
   5     Schering-Plough Corp. ..................      180
   8     Therasense, Inc. (b) ...................      188
  10     Universal Health Services, Inc.,
           Class B (b) ..........................      424
  15     Waters Corp. (b) .......................      579
   2     Wellpoint Health Networks, Inc. (b) ....      256
  16     Wright Medical Group, Inc. (b) .........      286
                                                   -------
  Total Common Stocks                               16,357
                                                   -------
INVESTMENT COMPANIES (4.5%):
 766     One Group Prime Money Market Fund,
           Class I ..............................      766
                                                   -------
  Total Investment Companies                           766
                                                   -------
Total (Cost $16,009)(a)                            $17,123
                                                   =======

------------
Percentages indicated are based on net assets of $17,021.

(a) Represents cost for financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows (amounts in thousands):

                   Unrealized appreciation......................  $1,686
                   Unrealized depreciation......................    (572)
                                                                  ------
                   Net unrealized appreciation (depreciation)...  $1,114
                                                                  ======

   Aggregate cost for federal income tax purposes is substantially the same.

(b) Non-income producing securities.

See notes to financial statements.

One Group Mutual Funds
International Equity Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                              DECEMBER 31, 2001
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
COMMON STOCKS (94.1%):
ARGENTINA (0.4%):
      56    Banco Frances Rio SA ................  $    165
      36    Grupo Financiero Galicia ARS ........       114
     482    PC Holdings SA ......................       833
      16    Siderar SA, Class A (b) .............        17
     254    Siderca SA ..........................       584
      44    Telecom Argentina SA-SP ADR .........       287
     125    Transportadora de Has Del Sur .......       163
       8    YPF Sociedad Anonima ................       192
                                                   --------
                                                      2,355
                                                   --------
AUSTRALIA (3.3%):
      58    Amcor Ltd. ..........................       214
     113    Amp Ltd. ............................     1,066
      81    Australian Gas Light Co. ............       377
      84    Boral Ltd. ..........................       141
      99    Brambles Industries Ltd. ............       528
     321    Broken Hill Proprietary Co., Ltd. ...     1,728
      99    Coca-Cola Amatil Ltd. ...............       304
     139    Coles Myer Ltd. .....................       596
     120    Commonwealth Bank of Australia ......     1,836
      44    Computershare Ltd. ..................       119
      14    CSL Ltd. ............................       365
     106    CSR Ltd. ............................       369
     175    Foster's Brewing Group Ltd. .........       435
      64    Futuris Corp., Ltd. .................        60
     216    General Property Trust ..............       313
     286    Goodman Fielder Ltd. ................       202
      38    Iluka Resources Ltd. ................        87
      71    James Hardie Industries Nv ..........       216
      35    Leighton Holdings Ltd. ..............       186
      44    Lend Lease Corp. ....................       291
     152    National Australia Bank Ltd. ........     2,478
     198    News Corp., Ltd. ....................     1,584
      42    Onesteel Ltd. .......................        23
       1    Orica Ltd. ..........................         2
       3    Origin Energy Ltd. ..................         4
     187    Pacific Dunlop Ltd. .................        99
      22    Paperlinx Ltd. ......................        54
      72    QBE Insurance Group Ltd. ............       282
      36    Rio Tinto Ltd. ......................       691
      50    Santos Ltd. .........................       158
      82    Southcorp Holdings Ltd. .............       317
     145    Stockland Trust Group ...............       321
      36    Tabcorp Holdings Ltd. ...............       183
     430    Telstra Corp., Ltd. .................     1,198
       8    Wesfarmers Ltd. .....................       119
     200    Westfield Trust .....................       354
     201    Westpac Banking Corp., Ltd. .........     1,618

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
COMMON STOCKS, CONTINUED:
Australia, continued:
     144    WMC Ltd. ............................  $    708
      85    Woolworth Ltd. ......................       491
                                                   --------
                                                     20,117
                                                   --------
AUSTRIA (0.7%):
       6    Boehler Uddeholm ....................       256
      11    BWT AG ..............................       240
       9    Flughafen Wien AG ...................       233
       6    Mayr-Melnhof Karton AG ..............       275
      15    OMV AG ..............................     1,286
      16    Osterreichische
              Elekrizitaitswirtschafts-AG, Class
              A .................................     1,163
      11    Radex-Heraklith Industriebeteiligungs
              AG ................................        74
       9    VA Technologie AG ...................       187
      29    Wienerberger Baustoffindustrie AG ...       407
                                                   --------
                                                      4,121
                                                   --------
BELGIUM (2.1%):
      10    Agfa Gevaert NV .....................       135
       4    Bekaert SA ..........................       154
      21    Bel Suez Lyonnaise Des Eaux SA ......       626
       6    Colrayt .............................       262
      10    Electrabel SA .......................     1,984
     119    Fortis ..............................     3,098
      22    Groupe Bruxelles Lambert SA .........     1,162
      22    Interbrew Co. .......................       602
      53    Kredietbank NV ......................     1,781
       0    SA D'Ieteren NV .....................        66
      16    Solvay SA ...........................       990
      36    Suez Lyonnaise Des Eaux Strip .......         0
       8    Total Fina SA, Class B ..............     1,084
      12    Total Fina SA, Strip ................         0
      19    UCB Cap Npv Ord .....................       757
       3    Union Miniere Group SA ..............       118
                                                   --------
                                                     12,819
                                                   --------
BRAZIL (0.7%):
     205    Ambev Cia Bebid .....................        38
       2    Brasil Telecom Participacoes SA
              ADR ...............................        78
  43,175    Centrais Electricas Brasileiras
              SA ................................       622
   9,188    Centrais Geradoras do Sul do Brasil
              SA (b) ............................        16
     195    Cia Paulista de Forca e Luz .........         6
      20    Companhia de Bebidas ADR ............       406
   4,228    Companhia Siderurgica Nacional ......        67
       5    Companhia Vidraria Santa Maria ......         8
     195    CPFL Geracao de Energia SA (b) ......         1

                                       54
Continued

One Group Mutual Funds
International Equity Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2001
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
COMMON STOCKS, CONTINUED:
Brazil, continued:
      10    Embraer Aircraft Corp., SP ADR ......  $    221
   1,865    Embratel Participacoes SA ...........         9
      10    Embratel Participacoes SA ADR .......        42
      20    Petroleo Brasileiro SA ADR ..........       466
      33    Souza Cruz SA .......................       203
   2,001    Tele Centro Sul Participacoes .......        15
  10,727    Tele Norte Leste Participacoes ......       142
   4,045    Telefonica Data Brasil Holding
              (b) ...............................         1
      27    Telefonica SA ADR (b) ...............     1,067
      83    Telekom Austria AG (b) ..............       688
   3,244    Telesp Celular Participacoes ........        10
   4,045    Telesp Participacoes SA .............        44
                                                   --------
                                                      4,150
                                                   --------
CANADA (0.0%):
       3    Alcan Aluminum Ltd. .................        92
                                                   --------
CHILE (0.3%):
       9    Banco de Santiago ADR ...............       202
       9    Cristalerias de Chile ADR ...........       160
      14    Embotelladora Andina SA ADR .........       112
       7    Embotelladora Andina SA, Series A
              ADR ...............................        67
      23    Enersis SA ADR ......................       301
      17    Madeco SA ADR (b) ...................        44
      14    Masisa SA ADR .......................       178
       6    Quimica Y Minera Chile SA ADR .......       149
      35    Telecomunicaciones de Chile SA
              ADR (b) ...........................       468
       5    Vina Concho y Toro SA ADR ...........       162
                                                   --------
                                                      1,843
                                                   --------
DENMARK (1.3%):
       2    Bang & Olufsen Holding A/S ..........        43
       3    Carlsberg A/S, Class B ..............       140
       0    D/S 1912, Class B ...................     1,147
       0    D/S Svendborg A/S, Class B ..........     1,074
       9    Danisco A/S .........................       304
      75    Danske Bank .........................     1,196
       3    Falck A/S ...........................       336
       6    FLS Industries A/S, Class B .........        49
      11    GN Store Nord A/S (GN Great
              Nordic) ...........................        63
       4    ISS A/S (b) .........................       182
     103    Nordic Baltic Holding AB ............       543
      46    Novo Nordisk A/S ....................     1,882
       9    Novozymes A/S, Class B (b) ..........       186
      31    Tele Danmark A/S, Class B ...........     1,097
                                                   --------
                                                      8,242
                                                   --------

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
COMMON STOCKS, CONTINUED:
FINLAND (1.0%):
       3    FNM Instrumentarium .................  $    134
      55    Nokia Corp., ADR ....................     1,349
     141    Nokia Oyj, Class A ..................     3,636
      20    Outokumpo Oy, Class A ...............       212
       4    Pohjola Insurance Group, Class B ....        62
      28    Sampo Insurance Co. .................       215
      34    Sonera Group Oyj ....................       173
       0    Tieto Corp., Class B ................        13
      10    UPM-Kymmene Corp. ...................       321
                                                   --------
                                                      6,115
                                                   --------
FRANCE (9.2%):
      18    Accor SA ............................       640
      82    Alcatel Alsthom .....................     1,399
     127    AXA .................................     2,654
      41    Banque Nationale de Paris ...........     3,686
       7    BBVA Banco Frances SA ...............        46
       2    Beghin-Say (b) ......................        70
       6    BIC .................................       213
      27    Bouygues SA .........................       877
       6    Cap Gemini Sogeti SA ................       440
      53    Carrefour SA ........................     2,770
       7    Casino Guichard-Perrachon ...........       523
       2    Cereol (b) ..........................        49
       2    Cerestar (b) ........................        53
       0    Club Mediterranee SA ................        12
       6    Compagnie de Saint Gobain ...........       943
       2    Compagnie Francaise d'Etudes et de
              Construction Technip ..............       331
       9    Dassault Systems SA .................       441
       6    Essilor International ...............       183
      62    France Telecom SA ...................     2,462
      11    Groupe Danone .......................     1,341
       1    Imetal SA ...........................       143
       2    L'Air Liquide .......................       293
       7    L'Air Liquide, Registered Shares ....       974
      53    L'Oreal SA ..........................     3,815
      10    Lafarge SA ..........................       972
       8    Lagardere SCA .......................       350
      37    LVMH (Louis Vuitton Moet
              Hennessy) .........................     1,525
      14    Michelin, Class B, Registered
              Shares ............................       450
       0    Natexis SA ..........................         5
       4    Pechiney SA, Class A ................       193
       6    Pernod-Ricard .......................       447
      10    Pinault Printemps Redoute SA ........     1,322
       2    Provimi (b) .........................        37

                                       55
Continued

One Group Mutual Funds
International Equity Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2001
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
COMMON STOCKS, CONTINUED:
France, continued:
      17    Psa Peugeot Citroen .................  $    722
      42    Rhone-Poulenc SA ....................     3,002
       3    Sagem SA ............................       183
      57    Sanofi Synthelabo SA ................     4,255
      31    Societe Generale, Class A ...........     1,712
      18    Sodexho Alliance SA .................       783
      36    STMicroelectronics NV ...............     1,156
      64    Suez Lyonnaise Des Eaux SA ..........     1,928
      16    Thomson CSF .........................       547
      56    Total SA, Class B ...................     7,976
      21    Usinor ..............................       262
       6    Valeo SA ............................       248
       2    Vinci ...............................       144
      70    Vivendi Universal SA ................     3,846
                                                   --------
                                                     56,423
                                                   --------
GERMANY (10.9%):
       5    Adidas AG ...........................       384
      25    Allianz AG ..........................     5,982
       7    AMB Aachener und Muenchener
              Beteiligungs AG ...................       703
      81    BASF AG .............................     3,034
      95    Bayer AG ............................     3,010
      90    Bayerische Vereinsbank AG ...........     2,750
      10    Beiersdorf AG, Series ABC ...........     1,167
       3    Carbon AG (b) .......................        53
       3    CKAG Colonia Konzern AG .............       197
      10    Continental AG ......................       135
     125    Daimler-Chrysler AG .................     5,364
      84    Deutsche Bank AG, Registered
              Shares ............................     5,949
     321    Deutsche Telekom AG .................     5,538
       5    Douglas Holding AG ..................       124
      24    Elan Corp., PLC (b) .................     1,099
       6    Heidelberger Zement AG ..............       291
      12    Karstadt Quelle AG ..................       453
       9    Kugelfischer Georg Schaefer AG ......        98
      11    Linde AG ............................       435
      52    Lufthansa AG ........................       693
      20    Man AG ..............................       432
      22    Merck KGaA ..........................       806
      35    Metro AG ............................     1,233
       1    Metro AG (b) ........................        17
      29    Muenchener Rueckversicherungs
              Gesellschaft AG, Registered
              Shares ............................     7,939
      24    Preussag AG .........................       590
      59    RWE AG ..............................     2,234
      35    SAP AG ..............................     4,561

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
COMMON STOCKS, CONTINUED:
Germany, continued:
      23    Schering AG .........................  $  1,249
      92    Siemens AG ..........................     6,112
      68    Thyssen Krupp AG ....................     1,002
      35    VEBA AG .............................     1,837
      43    Volkswagen AG .......................     2,015
                                                   --------
                                                     67,486
                                                   --------
GREECE (0.6%):
      12    Alpha Credit Bank SA ................       207
      12    Attica Enterprises (b) ..............        54
      14    Bank of Piraeus .....................       124
       8    Commercial Bank of Greece SA ........       256
      14    Eurobank ............................       192
       3    Fourlis SA ..........................        12
       9    Hellenic Bottling Co., SA ...........       130
       8    Hellenic Petroleum SA ...............        50
      28    Hellenic Telecommunication
              Organization ......................       462
       8    Intracom SA .........................       103
       6    Lambrakis Press SA ..................        23
      38    National Bank of Greece SA ..........       905
      24    Panafon Hellenic Telecom SA .........       124
       2    Papastratos Cigarette Co. ...........        28
      80    Public Power Corp. GDR (b) ..........       904
       3    Titan Cement Co. ....................       107
                                                   --------
                                                      3,681
                                                   --------
HONG KONG (2.1%):
      70    Bank of East Asia Ltd. ..............       151
     120    Beijing Datang Power Generation
              Ltd. ..............................        38
     248    Cathay Pacific Airways Ltd. .........       318
     499    China Mobile Ltd. (b) ...............     1,757
     145    Citic Pacific Ltd. ..................       323
     202    CLP Holdings Ltd. ...................       771
     240    Denway Motors Ltd. ..................        75
      88    Hang Seng Bank Ltd. .................       968
     406    Hong Kong & China Gas Co., Ltd. .....       497
     304    HSBC Holdings PLC ...................     3,560
     126    Huaneng Power International Inc. ....        76
     210    Hutchison Whampoa Ltd. ..............     2,027
      22    Hysan Development Co., Ltd. .........        22
     226    Johnson Electric Holdings ...........       238
     408    Legend Holdings Ltd. ................       208
      68    Li & Fung Ltd. ......................        76
     588    Pacific Century Cyberworks Ltd.
              (b) ...............................       162
   1,200    Petrochina Co., Ltd. ................       212
      18    Shangri-La Asia Ltd. ................        14

                                       56
Continued

One Group Mutual Funds
International Equity Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2001
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
COMMON STOCKS, CONTINUED:
Hong Kong, continued:
     103    Sino Land Co. .......................  $     41
      62    Sun Hung Kai Properties Ltd. ........       501
     143    Sunevision Holdings Ltd. (b) ........        30
      45    Swire Pacific Ltd., Class A .........       245
     250    Tan Chong International Ltd. ........        37
      75    Television Broadcasts Ltd. ..........       325
      30    Wharf Holdings ......................        73
                                                   --------
                                                     12,745
                                                   --------
HUNGARY (0.4%):
       4    Danubius Hotel and SpA Rt ...........        48
       8    Gedeon Richter Rt ...................       416
     270    Matav Rt ............................       891
      22    MOL Magyar Olaj-Es Gazipari Rt ......       405
      11    OTP Bank Rt .........................       648
                                                   --------
                                                      2,408
                                                   --------
INDIA (0.7%):
       7    Aptech Ltd. GDR .....................         5
      74    Arvind Mills Ltd. GDR (b) ...........        15
       3    Ashok Leyland Ltd. GDR (b) ..........        11
      21    Bajaj Auto Ltd. GDR .................       171
      22    Bombay Dye & Manufacturing Co.
              GDR ...............................        18
      89    Century Textile & Industries Ltd.
              GDR ...............................        71
      14    East India Hotels Ltd. GDR ..........        71
      12    Grasim Industries Ltd. GDR ..........        69
      30    Grasim Industries Ltd. GDR ..........       180
      19    Great Eastern Shipping Co. GDR ......        44
      53    Gujarat Ambuja Cements Ltd. GDR .....       215
      17    Hindalco Industries Ltd. GDR ........       228
      10    ICICI Bank Ltd. ADR .................        48
      56    India Cements Ltd. GDR ..............        48
      23    Indian Aluminum Co., Ltd. GDR .......        39
      19    Indian Hotels Co., Ltd. GDR .........        96
      10    Indian Petrochemicals Corp., Ltd.
              GDR ...............................        30
      41    Indian Rayon & Industries Ltd. GDR
              (b) ...............................        59
      95    Indo Gulf Fertilizers and Chemicals
              Corp., Ltd. GDR (b) ...............        67
      11    Infosys Technologies Ltd. ...........       658
      17    ITC Ltd. GDR ........................       264
      28    Larsen & Toubro Ltd. GDR ............       209
      24    Mahanagar Telephone ADR (b) .........       141
       8    Mahindra & Mahindra Ltd. GDR (b) ....        13
      20    Ranbaxy Laboratories Ltd. GDR .......       323
       8    Raymond Ltd. GDR ....................        30

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
COMMON STOCKS, CONTINUED:
India, continued:
      61    Reliance Industries Ltd. GDR ........  $    850
      20    State Bank of India GDR .............       160
      20    Steel Authority of India Ltd. GDR
              (b) ...............................        29
      16    Tata Engineering & Locomotive Co.,
              Ltd. GDR (b) ......................        32
      25    United Phosphorus Ltd. GDR ..........        22
                                                   --------
                                                      4,216
                                                   --------
IRELAND (0.7%):
     103    Allied Irish Banks PLC ..............     1,196
      42    Allied Irish Banks PLC ..............       482
      28    CRH PLC .............................       498
      32    CRH PLC .............................       560
       5    DCC PLC .............................        55
      67    Independent Newspapers PLC ..........       126
       1    Iona Technologies PLC (b) ...........        29
      38    Irish Life & Permanent PLC ..........       391
      17    Kerry Group, Class A PLC ............       207
      77    Ryanair Holdings PLC (b) ............       486
     105    Smufit (Jefferson) Group ............       228
                                                   --------
                                                      4,258
                                                   --------
ISRAEL (0.6%):
       0    Africa-Israel Investments Ltd.
              (b) ...............................        40
       1    Agis Industries Ltd. (b) ............         5
       2    American Israeli Paper Mills (b) ....        76
     229    Bank Hapoalim Ltd. ..................       494
     340    Bezeq Israeli Telecom Co. (b) .......       460
       5    Check Point Software Technologies
              Ltd. (b) ..........................       199
       9    Clal Insurance Enterprise
              Holdings ..........................       137
      13    ECI Telecommunications (b) ..........        71
       6    Elco Holdings Ltd. (b) ..............        41
      80    First International Bank of Israel,
              Class 1 ...........................        90
      20    First International Bank of Israel,
              Class 5 ...........................       131
       3    Gilat Satellite Networks Ltd. (b) ...        16
       7    IDB Holding Corp., Ltd. .............       183
      49    Industrial Buildings Corp. ..........        67
     278    Israel Chemicals Ltd. ...............       300
       1    Israel Corp., Ltd. (b) ..............       149
       0    Israel Petrochemical Enterprises ....         1
       6    Koor Industries ADR (b) .............        40
      94    Makhteshim Agan Industries (b) ......       193
      22    Osem Investment Ltd. ................       190
       1    Property & Building Corp., Ltd.
              (b) ...............................        78

                                       57
Continued

One Group Mutual Funds
International Equity Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2001
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
COMMON STOCKS, CONTINUED:
Israel, continued:
       8    Scitex Corp., Ltd. (b) ..............  $     35
      11    Super-Sol Ltd. ADR ..................       219
      11    Teva Pharmaceutical ADR .............       704
                                                   --------
                                                      3,919
                                                   --------
ITALY (7.3%):
     230    Alitalia SpA (b) ....................       205
     206    Assicurazioni Generali SpA ..........     5,723
     150    Banca Intesa SpA ....................       269
      50    Banca Popolare di Milano ............       176
     225    Bancario San Paolo di Torino ........     2,412
     759    Banco Ambrosiano Veneto SpA .........     1,899
     200    Bipop-Carire SpA ....................       331
      44    Bulgari SpA .........................       339
     238    Enel Spa ............................     1,339
     594    Eni Spa .............................     7,451
      60    Fiat SpA ............................       959
      18    Fiat SpA (Non-convertible) ..........       187
      32    Italcementi SpA .....................       249
      51    Italgas SpA .........................       474
      37    La Rinascente SpA ...................       127
      13    Marzotto (Gaetano) & Figli SpA ......       105
     207    Mediaset SpA ........................     1,514
     126    Mediobanca SpA ......................     1,408
      49    Mondadori (Arnoldo) Editore SpA .....       312
     115    Parmalat Finanziaria SpA ............       310
     283    Pirelli SpA .........................       497
      92    Riuniune Adriatici de Sicurta SpA ...     1,085
      41    Seat Pagine Gialle SpA (b) ..........        33
       1    Sirti SpA (b) .......................         1
     450    Snam Rete Gas SpA (b) ...............     1,190
      62    Snia SpA ............................        84
     593    Telecom Italia Mobile SpA ...........     5,066
   1,082    Telecom Italia Mobile SpA di Risp ...     6,042
     143    Telecom Italia SpA ..................       763
     239    Telecom Italia SpA ..................       915
      14    Tiscali SpA (b) .....................       127
     855    Unicredito Italiano SpA .............     3,432
                                                   --------
                                                     45,024
                                                   --------
JAPAN (26.5%):
      54    77th Bank Ltd. ......................       239
      18    Acom Co., Ltd. ......................     1,297
      10    Advantest Corp. .....................       583
      70    Ajinomoto Co., Inc. .................       684
      19    Alps Electric Co., Ltd. .............       129
      38    Amada Co., Ltd. .....................       151
      21    Amano Corp. .........................       126

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
COMMON STOCKS, CONTINUED:
Japan, continued:
       9    Aoyama Trading Co., Ltd. ............  $     86
      79    Asahi Breweries Ltd. ................       711
     166    Asahi Chemical Industry Co., Ltd. ...       583
     135    Asahi Glass Co., Ltd. ...............       798
       5    Autobacs Seven Co., Ltd. ............       126
      91    Bank of Yokohama Ltd. ...............       317
       6    Benesse Corp. .......................       156
      95    Bridgestone Corp. ...................     1,005
     160    Canon, Inc. .........................     5,506
      44    Casio Computer Co., Ltd. ............       191
       0    Central Japan Railway Co. ...........       647
     113    Chichibu Onoda Cement Co. ...........       172
      28    Chugai Pharmaceutical Co., Ltd. .....       325
      34    Citizen Watch Co., Ltd. .............       169
      24    Credit Saison Co., Ltd. .............       465
      10    CSK Corp. ...........................       225
      98    Dai Nippon Printing Co., Ltd. .......       980
      34    Dai-Ichi Pharmaceuticals ............       662
      53    Daicel Chemical Industries Ltd. .....       156
      59    Daiei, Inc. (b) .....................        33
      20    Daifuku Co., Ltd. ...................        81
      35    Daikin Industries Ltd. ..............       549
      37    Daimura, Inc. .......................       149
     103    Dainippon Ink & Chemicals, Inc. .....       147
      20    Daito Trust Construction Co.,
              Ltd. ..............................       312
      64    Daiwa House Industry Co., Ltd. ......       365
     152    Daiwa Securities Co., Ltd. ..........       799
      56    Denki Kagaku Kogyo Kabushiki
              Kaisha ............................       130
     101    Denso Corp. .........................     1,338
       8    Dianippon Screen Manufacturing Co.,
              Ltd. ..............................        25
       0    East Japan Railway Co. ..............     2,096
      37    Ebara Corp. .........................       223
      36    Eisai Co., Ltd. .....................       895
      24    Fanuc Co., Ltd. .....................     1,005
      57    Fuji Photo Film Co., Ltd. ...........     2,035
       0    Fuji Television Network, Inc. .......       202
      48    Fujikura Ltd. .......................       180
     205    Fujitsu Ltd. ........................     1,492
      82    Furukawa Electric Co., Ltd. .........       435
      81    Gunma Bank Ltd. .....................       371
      31    Gunze Ltd. ..........................       112
      30    Hankyu Department Stores, Inc. ......       180
       4    Hirose Electric Co., Ltd. ...........       252
     379    Hitachi Ltd. ........................     2,776
     141    Hitachi Zosen Corp. (b) .............        66
     105    Honda Motor Co., Ltd. ...............     4,190

                                       58
Continued

One Group Mutual Funds
International Equity Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2001
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
COMMON STOCKS, CONTINUED:
Japan, continued:
      15    House Foods Corp. ...................  $    123
      12    Hoya Corp. ..........................       717
      25    Isetan Co., Ltd. ....................       256
      59    Ishihara Sangyo Kaisha Ltd. (b) .....        83
      46    ITO-Yokado Co., Ltd. ................     2,078
     171    Itochu Corp. ........................       386
     218    Japan Airlines Co., Ltd. ............       522
     129    Japan Energy Corp. ..................       145
      32    JGC Corp. ...........................       236
      37    JUSCO Co., Ltd. .....................       836
     118    Kajima Corp. ........................       321
      31    Kamigumi Co., Ltd. ..................       127
      91    Kanebo Ltd. (b) .....................       139
      43    Kaneka Corp. ........................       262
     120    Kansai Electric Power Co., Inc. .....     1,711
      75    Kao Corp. ...........................     1,559
     177    Kawasaki Heavy Industries Ltd.
              (b) ...............................       162
      61    Kawasaki Kisen Kaisha Ltd. ..........        81
     364    Kawasaki Steel Corp. ................       369
      95    Keihin Electric Express Railway Co.,
              Ltd. ..............................       359
      24    Kikkoman Corp. ......................       130
      45    Kinden Corp. ........................       210
     158    Kinki Nippon Railway Co., Ltd. ......       507
     109    Kirin Brewery Co., Ltd. .............       779
      18    Kokuyo Co., Ltd. ....................       151
     116    Komatsu Ltd. ........................       415
      10    Komori Corp. ........................       113
      17    Konami Co., Ltd. ....................       499
      40    Konica Corp. ........................       235
      29    Koyo Seiko Co., Ltd. ................       102
     160    Kubota Corp. ........................       420
      46    Kuraray Co., Ltd. ...................       294
      18    Kurita Water Industries Ltd. ........       223
      19    Kyocera Corp. .......................     1,226
      49    Kyowa Hakko Kogyo Co., Ltd. .........       233
      17    Makita Corp. ........................        84
     165    Marubeni Corp. (b) ..................        99
      41    Marui Co., Ltd. .....................       485
     214    Matsushita Electric Industrial Co.,
              Ltd. ..............................     2,748
      42    Meiji Milk Products Co., Ltd. .......       103
      40    Meiji Seika Kaisha Ltd. .............       160
      44    Minebea Co., Ltd. ...................       237
     232    Mitsubishi Chemical Corp. ...........       494
     179    Mitsubishi Corp. ....................     1,162
     251    Mitsubishi Electric Corp. ...........       971
     140    Mitsubishi Estate Co., Ltd. .........     1,024

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
COMMON STOCKS, CONTINUED:
Japan, continued:
      68    Mitsubishi Gas Chemical Co., Inc. ...  $     95
     396    Mitsubishi Heavy Industries Ltd. ....     1,058
      30    Mitsubishi Logistics Corp. ..........       212
      86    Mitsubishi Materials Corp. ..........       117
      34    Mitsubishi Paper Mills Ltd. .........        49
     101    Mitsubishi Rayon Co., Ltd. ..........       264
       1    Mitsubishi Tokyo Financial Group,
              Inc. (b) ..........................     4,017
     182    Mitsui & Co., Ltd. ..................       901
      90    Mitsui Engineering & Shipbuilding
              Co., Ltd. (b) .....................        89
      87    Mitsui Fudosan Co., Ltd. ............       664
     182    Mitsui Marine & Fire Insurance Co.,
              Ltd. ..............................       854
      32    Mitsui Mining & Smelting Co.,
              Ltd. ..............................       105
      59    Mitsukoshi Ltd. .....................       166
       1    Mizuho Holdings, Inc. ...............     1,316
      14    Mori Seiki Co., Ltd. ................        84
      55    Murata Manufacturing Co., Ltd. ......     3,298
       8    Namco Ltd. ..........................       151
     183    NEC Corp. ...........................     1,867
      48    NGK Insulators Ltd. .................       356
      31    NGK Spark Plug Co., Ltd. ............       223
       1    Nichido Fire & Marine Insurance Co.,
              Ltd. ..............................         3
      49    Nichirei Corp. ......................       109
     200    Nikko Securities Co., Ltd. ..........       893
      38    Nikon Corp. .........................       293
      13    Nintendo Co., Ltd. ..................     2,346
      19    Nippon Comsys Corp. .................       102
     123    Nippon Express Co., Ltd. ............       418
      42    Nippon Meat Packers, Inc. ...........       445
     196    Nippon Oil Co. ......................       748
      67    Nippon Sheet Glass Co., Ltd. ........       212
      24    Nippon Shokubai K.K. Co. ............        86
     777    Nippon Steel Co. ....................     1,121
       1    Nippon Telegraph and Telephone
              Corp. .............................     3,486
       0    Nippon Unipac Holding ...............       411
     135    Nippon Yusen Kabushiki Kaisha .......       407
      39    Nishimatsu Construction .............       115
     325    Nissan Motor Co., Ltd. (b) ..........     1,723
      42    Nisshinbo Industries, Inc. ..........       156
      14    Nissin Food Products Co., Ltd. ......       273
      18    Nitto Denko Corp. ...................       416
     228    Nomura Securities Co., Ltd. .........     2,923
      19    Noritake Co., Ltd. ..................        72
      69    NSK Ltd. ............................       238

                                       59
Continued

One Group Mutual Funds
International Equity Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2001
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
COMMON STOCKS, CONTINUED:
Japan, continued:
      63    NTN Corp. ...........................  $    102
       0    NTT Mobile Communication ............     5,288
      81    Obayashi Corp. ......................       230
       0    Odakyu Electric Railway Co., Ltd. ...         0
     106    Oji Paper Co., Ltd. .................       423
      38    Okumura Corp. .......................        93
      24    Olympus Optical Co., Ltd. ...........       345
      31    Omron Corp. .........................       414
      22    Onward Kashiyama Co., Ltd. ..........       211
      10    Orix Corp. ..........................       887
     290    Osaka Gas Co., Ltd. .................       693
      19    Pioneer Electronic Corp. ............       415
      14    Promise Co., Ltd. ...................       757
     100    Ricoh ...............................     1,862
      12    Rohm Co., Ltd. ......................     1,557
      22    Sanden Corp. ........................        65
      55    Sankyo Co., Ltd. ....................       942
       8    Sanrio Co., Ltd. ....................        63
     229    Sanyo Electric Co., Ltd. ............     1,082
      36    Sapporo Breweries Ltd. ..............       100
      30    Secom Co., Ltd. .....................     1,506
      52    Sega Enterprises Ltd. (b) ...........     1,046
      17    Seino Transportation Co., Ltd. ......        69
      15    Seiyu Ltd. (b) ......................        31
      69    Sekisui Chemical Co., Ltd. ..........       182
      85    Sekisui House Ltd. ..................       616
      60    Seven-Eleven Japan Ltd. .............     2,188
     129    Sharp Corp. .........................     1,509
       7    Shimachu Co., Ltd. ..................        92
      16    Shimano, Inc. .......................       182
      97    Shimizu Corp. .......................       329
      46    Shin-Etsu Chemical Co. ..............     1,668
      27    Shionogi & Co., Ltd. ................       461
      48    Shisiedo Co., Ltd. ..................       444
     133    Showa Denko K.K. (b) ................       142
      13    Skylark Co., Ltd. ...................       218
       8    SMC Corp. ...........................       784
      41    Snow Brand Milk Products Co.,
              Ltd. ..............................        68
      26    Softbank Corp. ......................       421
     120    Sony Corp. ..........................     5,485
     436    Sumitomo Bank Ltd. ..................     1,846
     192    Sumitomo Chemical Co. ...............       652
     125    Sumitomo Corp. ......................       573
      85    Sumitomo Electric Industries Ltd. ...       593
      26    Sumitomo Forestry Co., Ltd. .........       136
      79    Sumitomo Heavy Industries Ltd.
              (b) ...............................        42
      37    Sumitomo Metal Mining Co., Ltd. .....       123
      59    Sumitomo Osaka Cement Co., Ltd. .....        86

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
COMMON STOCKS, CONTINUED:
Japan, continued:
      44    Taisho Pharmaceutical Co. ...........  $    692
      10    Taiyo Yuden Co., Ltd. ...............       151
      25    Takara Shuzo Co., Ltd. ..............       210
      39    Takashimaya Co., Ltd. ...............       230
     102    Takeda Chemical Industries Ltd. .....     4,615
      10    Takefuji Corp. ......................       723
      14    Takuma Co., Ltd. ....................        96
      38    Teijin Ltd. .........................       146
      76    Teikoku Oil Co., Ltd. ...............       278
      20    TKD Corp. ...........................       943
     116    Tobu Railway Co., Ltd. ..............       305
       2    Toho Co. ............................       249
      90    Tohoku Electric Power Co., Inc. .....     1,240
     175    Tokio Marine & Fire Insurance Co.,
              Ltd. ..............................     1,279
      21    Tokyo Broadcasting System, Inc. .....       319
     159    Tokyo Electric Power Co., Ltd. ......     3,381
      19    Tokyo Electron Ltd. .................       917
     340    Tokyo Gas Co., Ltd. .................       911
      14    Tokyo Style Co., Ltd. ...............       120
     131    Tokyu Corp. .........................       395
      91    Toppan Printing Co., Ltd. ...........       839
     171    Toray Industries, Inc. ..............       414
     290    Toshiba Corp. .......................       996
      77    Tosoh Corp. .........................       150
      44    Tostem Corp. ........................       595
      48    Toto Ltd. ...........................       227
      26    Toyo Seikan Kaisha Ltd. .............       331
     118    Toyobo Ltd. .........................       148
     363    Toyota Motor Corp. ..................     9,194
       3    Trans Cosmos, Inc. ..................        86
     116    Ube Industries Ltd. .................       114
       9    Uni-Charm Corp. .....................       178
      22    UNY Co., Ltd. .......................       224
      18    Wacoal Corp. ........................       143
      18    Yamaha Corp. ........................       133
      50    Yamato Transport Co., Ltd. ..........       942
      27    Yamazaki Baking Co., Ltd. ...........       148
       1    Yen Ufj Holdings (b) ................     1,103
      18    Yokogawa Electric Corp. .............       144
                                                   --------
                                                    163,715
                                                   --------
KOREA (0.1%):
       3    Samsung Electronics Co. .............       531
                                                   --------
MEXICO (0.9%):
      32    Alfa SA de CV, Class A ..............        36
     658    America Movil SA de CV ..............       635
     166    America Movil SA de CV ..............       162

                                       60
Continued

One Group Mutual Funds
International Equity Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2001
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
COMMON STOCKS, CONTINUED:
Mexico, continued:
      13    Apasco SA de CV .....................  $     66
      25    Cemex SA de CV, Series CPO ..........       124
       1    Cemex SA de OV ADR (b) ..............         0
     124    Cifra SA de CV, Series C (b) ........       295
     209    Cifra SA de CV, Series V ............       570
      11    Compania Cervezas Unidas SA
              ADR ...............................       203
      39    Controladora Comercial Mexicana SA
              de CV -- UB (b) ...................        68
      25    Controladora Comercial Mexicana SA
              de CV -- UBC (b) ..................        19
      65    Desc SA de CV, Series B .............        34
      60    Empresas ICA Sociedad
              Controladora SA de CV (b) .........        26
      22    Empresas La Moderna SA de CV (b) ....         7
      40    Fomento Economico Mexicano SA (b) ...       137
      40    Grupo Carso SA de CV, Series A-1
              (b) ...............................       132
      33    Grupo Continental SA ................        49
      35    Grupo Elektra SA de CV ..............        22
     240    Grupo Financiero Bancomer SA de
              CV, Class O (b) ...................       220
      33    Grupo Mexico SA de CV, Class B ......        33
     160    Grupo Modelo SA, Series C ...........       359
     160    Grupo Televisa SA, Series CPO (b) ...       340
      32    Industrias Penoles SA, Series CP ....        31
      85    Kimberly-Clark de Mexico SA de CV,
              Class A ...........................       249
     166    Telefonos de Mexico SA, Series A ....       296
     658    Telefonos de Mexico SA, Series L ....     1,149
      30    Vitro SA ............................        24
                                                   --------
                                                      5,286
                                                   --------
NETHERLANDS (2.6%):
      66    ABN AMRO Holding NV .................     1,061
      47    Aegon NV ............................     1,262
      15    Akzo Nobel NV .......................       652
      20    ASM Lithography Holding NV (b) ......       348
      20    Corus Group PLC (b) .................        22
      37    Elsevier NV .........................       432
      17    Heineken NV .........................       646
      84    ING Groep NV ........................     2,132
       2    KLM Royal Dutch Airlines (b) ........        28
      15    Koninklijke Ahold NV ................       431
      42    Koninklijke KPN NV (b) ..............       211
      58    Philips Electronics NV ..............     1,709
      90    Royal Dutch Petroleum Co. ...........     4,547
      20    TNT Post Groep NV ...................       439

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
COMMON STOCKS, CONTINUED:
Netherlands, continued:
      27    Unilever NV .........................  $  1,586
      17    Wolters Kluwer CVA ..................       380
                                                   --------
                                                     15,886
                                                   --------
NEW ZEALAND (0.3%):
     268    Carter Holt Harvey Ltd. .............       190
      43    Fisher & Paykel Appliances &
              Holdings Ltd. (b) .................       179
      41    Fisher & Paykel Industries Ltd. .....       291
      95    Fletcher Building Ltd. ..............       117
     136    Fletcher Challenge Forestry Ltd.
              (b) ...............................        12
     125    Lion Nathan Ltd. ....................       295
     394    Telecom Corp. of New Zealand Ltd. ...       821
                                                   --------
                                                      1,905
                                                   --------
NORWAY (1.3%):
      18    Bergesen Dy ASA, Class A ............       319
     201    Den Norske Bank ASA .................       904
      15    Elkem ASA ...........................       244
      25    Frontline Ltd. (b) ..................       259
      14    Hafslund ASA, Class A ...............        53
      43    Hafslund ASA, Class B ...............       148
      26    Kvaerner ASA, Class A (b) ...........        25
      17    Leif Hoegh & Co., ASA (b) ...........       154
      30    Merkantildata ASA (b) ...............        35
      60    Norsk Hydro ASA .....................     2,517
      30    Norske Skogsindustrier ORD ASA ......       560
      51    Orkla ASA, Series A .................       865
      24    Petroleum Geo-Services ASA (b) ......       183
      16    Schibsted ASA .......................       154
      13    Smedvig ASA, Class A ................       106
      12    Smedvig ASA, Class B ................        84
      62    Storebrand ASA ......................       359
      77    Telenor ASA .........................       331
      43    Tomra Systems ASA ...................       408
                                                   --------
                                                      7,708
                                                   --------
PHILIPPINES (0.3%):
   1,103    Ayala Land, Inc. ....................       104
     710    DMCI Holdings, Inc. (b) .............         2
     825    Filinvest Land, Inc. (b) ............        27
     137    International Container Terminal
              Services, Inc. (b) ................         6
     149    Ionics Circuit, Inc. ................        18
      85    Manila Electric Co., Class B (b) ....        48
      89    Metropolitan Bank & Trust Co. (b) ...       353
   1,928    Petron Corp. (b) ....................        54

                                       61
Continued

One Group Mutual Funds
International Equity Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2001
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
COMMON STOCKS, CONTINUED:
Philippines, continued:
      37    Philippine Long Distance Telephone
              Co. ...............................  $    299
      55    Philippine National Bank (b) ........        72
     219    San Miguel Corp., Class B ...........       223
      33    Security Bank Corp. (b) .............        11
   3,802    SM Prime Holdings, Inc. .............       464
   2,543    Southeast Asia Cement Holdings,
              Inc. (b) ..........................         3
      35    Union Bank Philippines ..............        10
     330    Universal Robina Corp. ..............        28
                                                   --------
                                                      1,722
                                                   --------
PORTUGAL (0.6%):
     184    Banco Commercial Portuguese (b) .....       746
      14    Banco Espirito Santo e Commerical
              de Lisboa SA, Registered Shares ...       185
     161    BPI-SGPS SA, Registered Shares ......       324
      63    Brisa Auto-Estradas .................       267
      16    Cimpor-Cimentos de Portugal, SGPS
              SA ................................       275
     232    Electricidade de Portugal SA ........       504
      14    Estabelecimentos Jeronimo Martins
              & Filho SA (b) ....................       116
     187    Portugal Telecom SA (b) .............     1,458
     112    Sonae SGPS SA .......................        80
                                                   --------
                                                      3,955
                                                   --------
SINGAPORE (0.5%):
     106    Capitaland Ltd. .....................       107
      30    Chartered Semiconductor
              Manufacturing Ltd. (b) ............        80
      38    City Developments Ltd. ..............       125
       5    Creative Technology Ltd. ............        40
      21    Cycle & Carriage Ltd. ...............        35
      50    DBS Group Holdings Ltd. .............       374
      86    Keppel Corp. ........................       132
     176    Neptune Orient Lines Ltd. (b) .......        92
      63    Oversea Chinese Banking Corp.,
              Ltd. ..............................       373
     104    Parkway Holdings ....................        54
      70    Singapore Airlines Ltd. .............       417
      44    Singapore Press Holdings Ltd. .......       523
     501    Singapore Telecommunications Ltd. ...       478
      40    United Overseas Bank Ltd. ...........       276
      30    Venture Manufacturing Ltd. ..........       216
                                                   --------
                                                      3,322
                                                   --------
SOUTH AFRICA (0.4%):
      45    African Oxygen Ltd. .................        49

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
COMMON STOCKS, CONTINUED:
South Africa, continued:
      32    Amalgamated Banks of South Africa
              Ltd. ..............................  $     93
       3    Anglogold Ltd. ......................       101
       8    Anglovaal Industries Ltd. ...........         8
       2    Astral Foods Ltd. ...................         2
       9    Aveng Ltd. ..........................         6
      13    Barlow Ltd. .........................        65
      31    Dimension Date Holdings PLC (b) .....        37
      39    Driefontein Consolidated Ltd. .......       189
       1    Edgars Consolidated Stores Ltd. .....         3
     342    Firstrand Ltd. ......................       212
      12    Imperial Holdings Ltd. (b) ..........        57
       4    Investec Group Ltd. (b) .............        56
      14    Iscor Ltd. (b) ......................        13
      14    Kumba Resources Ltd. (b) ............        37
      15    Liberty Life Association of Africa
              Ltd. ..............................        70
      18    Mih Holdings Ltd. (b) ...............        17
      31    Murray & Roberts Holdings Ltd.
              (b) ...............................        19
      19    Nampak Ltd. .........................        19
      10    Nasionale Pers Beperk Ltd., Series
              N .................................        16
      13    Nedcor Ltd. .........................       134
      33    New Africa Capital Ltd. (b) .........        22
      13    Pepkor Ltd. .........................         5
      24    Rembrandt Group Ltd. (b) ............        39
      24    Remgro Ltd. .........................       128
      12    Rustenburg Platinum Holdings Ltd. ...       429
      13    Sappi Ltd. (b) ......................       125
      37    Sasol Ltd. ..........................       326
      19    Shoprite Holdings Ltd. ..............        10
      33    South African Breweries Ltd. ........       220
      72    Sun International Ltd. (b) ..........         9
       9    Tiger Oats Ltd. .....................        43
       6    Tradehold Ltd. (b) ..................         2
       4    Western Areas Gold Mining Ltd.
              (b) ...............................         8
                                                   --------
                                                      2,569
                                                   --------
SPAIN (4.4%):
       8    Acerinox SA, Registered Shares ......       281
       6    ACS, Actividades de Construccion y
              Servicios SA ......................       158
       5    Altadis SA (b) ......................        86
      19    Autopistas Cesa .....................       189
     383    Banco Bilbao Vizcaya Argentina SA ...     4,739
     556    Banco Santander Central Hispano
              Americano SA ......................     4,656
      31    Benetton Group SpA ..................       349

                                       62
Continued

One Group Mutual Funds
International Equity Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2001
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
COMMON STOCKS, CONTINUED:
Spain, continued:
      14    Corporacion Financiara Alba SA ......  $    305
      44    Corporacion Mapfre SA ...............       256
      43    Empresa Nacional de Electricidad
              SA ................................       450
      69    Endesa SA ...........................     1,081
      13    Fomento de Construcciones y
              Contratas SA ......................       262
      53    Gas Natural SDG SA ..................       889
      21    Grupo Dragados SA ...................       281
     119    Iberdrola SA ........................     1,549
       8    Inmobiliaria Metro SA ...............       107
      53    Modelo Continente SGPA SA ...........        81
      13    Puleva Biotech SA (b) ...............         0
     174    Repsol SA ...........................     2,530
      16    Sociedad General de Aquas de
              Barcelona SA ......................       204
      18    Sol Melia SA ........................       138
      34    Tabacalera SA .......................       573
      18    Telefonica SA (b) ...................       256
     523    Telefonica SA (b) ...................     6,993
      22    Telepizza SA (b) ....................        34
      35    Union Electric Fenosa SA ............       567
      15    Vallehermoso SA .....................        93
                                                   --------
                                                     27,107
                                                   --------
SWEDEN (1.7%):
      11    Atlas Copco AB, Series A ............       249
       5    Drott AB ............................        54
      33    Electrolux AB, Series B .............       496
     200    Ericsson AB ADR .....................     1,044
      20    Gambro AB, Class A ..................       125
      47    Hennes & Mauritz AB, Class B ........       972
     450    LM Ericsson AB, Series B ............     2,443
      11    Netcom AB, Class B (b) ..............       400
      70    Nordic Baltic Holding AB ............       370
      68    Nordic Baltic Holding AB ............       360
      22    SAS AB (b) ..........................       139
      34    Securitas AB, Class B ...............       649
      21    Sek Skanska AB, Class B .............       137
      54    Skandia Forsakrings AB ..............       388
      56    Skandiaviska Enskilda Banken, Class
              A .................................       508
       6    SKF AB, Series B ....................       118
      31    Svenska Cellulosa AB, Series B ......       840
      54    Svenska Handelsdanken, Class A ......       796
       8    Trelleborg AB, Series B .............        61
       9    Volvo AB, Class B ...................       148
                                                   --------
                                                     10,297
                                                   --------

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
COMMON STOCKS, CONTINUED:
SWITZERLAND (2.4%):
      31    ABB Ltd. ............................  $    301
      10    Adecco SA ...........................       517
      20    Compagnie Financiere Richemont
              UTS AG ............................       372
      35    Converium Holding AG (b) ............     1,701
      30    Credit Suisse Group (b) .............     1,295
       0    Givaudan ............................        59
      10    Nestle SA ...........................     2,111
      72    Novartis AG .........................     2,592
      18    Roche Holding AG ....................     1,270
       5    Roche Holding AG Ords ...............       385
       0    Societe Generale de Surveillance
              Holdings SA .......................        66
       8    Swiss Reinsurance Corp., Registered
              Shares ............................       785
       1    Swisscom AG, Registered Shares ......       391
       3    Syngenta AG (b) .....................       175
      12    The Swatch Group AG, Registered
              Shares (b) ........................       228
      34    UBS AG, Registered Shares ...........     1,700
       3    Zurich Financial Services AG ........       612
                                                   --------
                                                     14,560
                                                   --------
THAILAND (0.6%):
     242    Advance Agro PCL (b) ................        82
     500    Bangkok Bank PCL (b) ................       558
     144    Electricity Generating PCL ..........       119
     139    Hana Microelectronics PCL ...........       220
      57    I.C.C. International PCL ............       255
     106    Italian-Thai Development PCL (b) ....        43
     144    K.R. Precision PCL (b) ..............        10
     189    Nation Multimedia Group PCL (b) .....        53
     282    Nation Multimedia Group PCL,
              Foreign Registered Shares (b) .....        87
      20    Pizza PCL (b) .......................        14
     173    PTT Exploration & Production Public
              Co., Ltd. .........................       438
       6    Serm Suk PCL ........................        20
   1,242    Shin Corp., PCL (b) .................       439
      31    Siam Cement PCL, Foreign Registered
              Shares (b) ........................       370
   1,103    TelecomAsia Corp., PCL, Foreign
              Registered Shares (b) .............       252
     800    Thai Farmers Bank (b) ...............       394

                                       63
Continued

One Group Mutual Funds
International Equity Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2001
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
COMMON STOCKS, CONTINUED:
Thailand, continued:
     141    Thai Rung Union Car PCL .............  $    280
      73    Tipco Asphalt PCL (b) ...............        33
     307    United Broadcasting Corp., PCL
              (b) ...............................        56
                                                   --------
                                                      3,723
                                                   --------
TURKEY (0.6%):
  10,347    Akcansa Cimento AS ..................        68
   2,995    Aksa Akrilik Kimya Sanayii AS .......        49
   4,880    Alarko Holding ......................        96
   7,036    Anadolu Efes Biracilik ve Malt
              Sanayii AS (b) ....................       174
  19,444    Arcelik AS ..........................       204
  10,105    AYGAS AS ............................        99
     931    Brisa Bridgestone Sabanci Lastik SAN,
              Sanayii ve Ticaret AS .............        22
   3,996    Cimsa Cimento Sanayii ve Ticaret
              AS ................................        42
     124    Cukurova Elektrik AS (b) ............         0
   7,048    Eczacibasi Ilac Sanayii ve Ticaret AS
              (b) ...............................        39
  10,971    Eregli Demir ve Celik Fabrikalari
              Sanayii ve Ticaret AS (b) .........       138
   3,235    Goodyear Lastikleri Sanayii ve
              Ticaret AS (b) ....................        21
   2,345    Ihlas Holding (b) ...................         0
   5,119    Kordsa Kord Bezi Sanayii ve Ticaret
              AS ................................        26
   2,711    Migros Turk Sanayii ve Ticaret AS ...       233
   1,525    Netas-Northern Elektrik
              Telekomunikasyon AS ...............        53
  16,415    Otosan Otomobil Sanayii ve Ticaret AS
              (b) ...............................       172
   1,071    Raks Elektronik Sanayii ve Ticaret AS
              (b) ...............................         3
   3,237    Tat Konserve Sanayii ve Ticaret
              AS ................................        22
  14,762    Tofas Turk Otomobil Fabrikas Sanayii
              ve Ticaret AS (b) .................        53
  21,713    Trakya Cam Sanayii ..................        76
   2,833    Turk Demir Dokum Fabrikalari Sanayii
              ve Ticaret AS (b) .................        11
 242,700    Turkiye Garanti Bankasi Sanayii ve
              Ticaret AS (b) ....................       442
      14    Turkiye Is Bankasi Sanayii ve Ticaret
              AS, Class B .......................         8
 185,884    Turkiye Is Bankasi Sanayii ve Ticaret
              AS, Class C .......................     1,036
  37,415    Vestel Elektronik Sanayii ve Ticaret
              (b) ...............................        95
 232,062    Yapi ve Kredi Bankasi Sanayii ve
              Ticaret AS (b) ....................       710
                                                   --------
                                                      3,892
                                                   --------

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
COMMON STOCKS, CONTINUED:
UNITED KINGDOM (8.6%):
      20    3I Group PLC ........................  $    249
      56    Abbey National PLC ..................       794
     690    Amoco PLC ...........................     5,356
      34    Anglo American PLC ..................       523
      30    Arm Holdings PLC (b) ................       158
      10    BAA PLC .............................        78
     124    BAE Systems PLC .....................       558
      54    Barclays PLC ........................     1,780
      14    Barratt Developments PLC ............        85
      36    Bass PLC ............................       351
     135    BG Group PLC ........................       544
      44    Boots Co., PLC ......................       373
      43    Brambles Industries PLC (b) .........       215
      57    British Airways PLC .................       162
      28    British American Tobacco PLC ........       241
      19    British Land Co., PLC ...............       127
      64    British Sky Broadcasting Group PLC
              (b) ...............................       704
     232    British Telecommunications Group
              PLC ...............................       849
      61    Cable & Wireless PLC ................       294
      85    Cadbury Schweppes PLC ...............       541
      25    Canary Wharf Group PLC (b) ..........       160
     144    Centrica PLC ........................       464
      68    Chubb PLC (b) .......................       169
      49    Commercial Union PLC ................       599
      78    Compass Group PLC ...................       580
      89    Corus Group PLC (b) .................        92
     135    Diageo PLC ..........................     1,545
      59    Dixons Group PLC ....................       200
      29    Electrocomponents PLC ...............       229
      32    EMI Group PLC .......................       166
     200    Energis PLC (b) .....................       169
      43    GKN PLC .............................       166
     217    Glaxosmithkline PLC .................     5,447
      78    Granada Compass PLC .................       163
      41    Great Universal Stores PLC ..........       382
      47    Hanson PLC ..........................       324
      60    Hays PLC ............................       183
      79    HBOS PLC ............................       916
      33    Imperial Chemical Industries PLC ....       181
      44    Innogy Holdings PLC .................       121
     132    Invensys PLC ........................       232

                                       64
Continued

One Group Mutual Funds
International Equity Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2001
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
COMMON STOCKS, CONTINUED:
United Kingdom, continued:
      94    J Sainsbury PLC .....................  $    500
      68    Kidde PLC (b) .......................        67
      44    Kingfisher PLC ......................       252
      30    Ladbroke Group PLC ..................        92
      21    Land Securities PLC .................       237
     135    Lattice Group PLC ...................       302
     189    Legal & General Group PLC ...........       434
     188    Lloyds TSB Group PLC ................     2,028
      17    Logica PLC ..........................       153
     104    Marconin PLC ........................        62
      99    Marks & Spencer PLC .................       526
      10    Misys PLC ...........................        48
     232    MMO2 PLC (b) ........................       294
      79    National Grid Group PLC .............       493
      44    National Power PLC (b) ..............       128
      25    Nycomed Amersham PLC ................       240
      23    P & O Princess Cruises PLC (b) ......       133
      25    Pearson PLC .........................       286
      23    Peninsular & Oriental Steam
              Navigation Co., PLC ...............        78
      54    Pilkington PLC ......................        88
      75    Prudential Corp., PLC ...............       864
      21    Railtrack Group PLC .................        84
      31    Rank Group PLC ......................       102
      41    Reed International PLC ..............       339
      83    Rentokil Initial PLC ................       330
      62    Reuters Group PLC ...................       609
      32    Rexam PLC ...........................       177
      43    Rio Tinto PLC .......................       813
       1    Rolls-Royce PLC .....................         2
      34    Royal Bank of Scotland Coupons
              (b) ...............................        39
      35    Royal Bank of Scotland Group PLC ....       854
      11    Schroders PLC .......................       134
      56    Scottish Power PLC ..................       308
      33    Smiths Industries PLC ...............       325
      22    Taylor Woodrow PLC ..................        54
     294    Tesco PLC ...........................     1,063
      40    The Sage Group PLC ..................       133
     100    Unilever PLC ........................       812
   3,541    Vodaphone Group PLC .................     9,251
      47    Woolworths Group PLC ................        33
      30    WPP Group PLC .......................       330
      80    Zeneca PLC ..........................     3,603
                                                   --------
                                                     53,170
                                                   --------
  Total Common Stocks                               579,362
                                                   --------

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
CORPORATE BONDS (0.0%):
SPAIN (0.0%):
 $    65    Banco Santander, 2.00%, 10/1/03 .....  $     56
                                                   --------
UNITED KINGDOM (0.0%):
      19    BG Transco Holdings PLC, 7.06%,
              12/14/09* .........................        28
      19    BG Transco Holdings PLC, 4.19%,
              12/14/22* .........................        31
      19    BG Transco Holdings PLC, 7.00%,
              12/16/24 ..........................        30
                                                   --------
                                                         89
                                                   --------
  Total Corporate Bonds                                 145
                                                   --------
OPALS (1.1%):
KOREA (0.6%):
      40    MSCI Korea Index Fund ...............     3,679
                                                   --------
TAIWAN (0.5%):
      36    MSCI Taiwan Opal B Index Fund .......     3,101
                                                   --------
  Total Opals                                         6,780
                                                   --------
ISHARES (1.5%):
GERMANY (0.2%):
      68    MSCI Germany Index Fund .............     1,027
                                                   --------
HONG KONG (0.1%):
      70    MSCI Hong Kong Index Fund ...........       642
                                                   --------
JAPAN (0.9%):
     680    MSCI Japan Index Fund ...............     5,243
                                                   --------
KOREA (0.1%):
      52    MSCI South Korea ....................       921
                                                   --------
SINGAPORE (0.0%):
      15    MSCI Singapore Free Index Fund ......        76
                                                   --------
TAIWAN (0.2%):
     140    MSCI Taiwan Index Fund ..............     1,509
                                                   --------
  Total iShares                                       9,418
                                                   --------
PREFERRED STOCKS (1.2%):
AUSTRALIA (0.2%):
     211    News Corp., Ltd. ....................     1,410
                                                   --------
BRAZIL (0.9%):
   1,035    Ambev Cia Bebid .....................       213
     100    Aracruz Celulose SA .................       169
  69,398    Banco Bradesco SA ...................       375
   2,485    Banco do Estado De SA (b) ...........       104
   8,230    Banco Itau SA .......................       627
  55,695    Bradespar SA (b) ....................        19
  20,012    Centrais Electricas Brasilieras
              SA ................................       270
     126    Cfpl Geracao de Energia .............         0

                                       65
Continued

One Group Mutual Funds
International Equity Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2001
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
PREFERRED STOCKS, CONTINUED:
Brazil, continued:
   6,114    Companhia Brasileira de Distribuicao
              Grupo Pao de Acucar ...............  $    131
   3,761    Companhia Energetica de Minas
              Gerais ............................        54
     126    Companhia Paulista de Forca e Luz ...         5
      29    Companhia Vale do Rio Doce, Series
              A .................................       666
  10,020    Embratel Participacoes SA ...........        43
       8    Marcopolo SA ........................        11
      59    Petroleo Brasileiro SA ..............     1,314
      10    Petroleo Brasileiro SA ADR ..........       213
   9,577    Tele Centro Sul Participacoes .......        75
  13,410    Tele Norte Leste Participacoes ......       212
  27,580    Telesp Celular Participacoes ........       101
   3,218    Uniao de Bancos Brasileir ...........        71
   5,000    Votorantim Celulose e Papel SA ......       175
                                                   --------
                                                      4,848
                                                   --------
GERMANY (0.1%):
       2    Man AG Vorzugsaktien ................        34
      11    RWE AG ..............................       306
      16    Volkswagen AG .......................       499
                                                   --------
                                                        839
                                                   --------
ITALY (0.0%):
      24    Fiat SpA ............................       262
                                                   --------
  Total Preferred Stocks                              7,359
                                                   --------

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
RIGHTS (0.0%):
BRAZIL (0.0%):
     337    Cpfl Geracao de Energia SA ..........  $      0
      11    Vale Do Rio Doce Bond ...............         0
                                                   --------
NORWAY (0.0%):
      26    Kvaerner ASA, Class A ...............         1
                                                   --------
THAILAND (0.0%):
     348    TelecomAsia Corp., PLC ..............         0
                                                   --------
  Total Rights                                            1
                                                   --------
WARRANTS (0.0%):
ISRAEL (0.0%):
       0    Israel Corp., Ltd. ..................         0
                                                   --------
  Total Warrants                                          0
                                                   --------
U.S. TREASURY OBLIGATIONS (0.5%):
U.S. Treasury Bills (0.5%):
  $3,000    3/28/02 (c) .........................     2,988
                                                   --------
  Total U.S. Treasury Obligations                     2,988
                                                   --------
INVESTMENT COMPANIES (0.0%):
       0    One Group Prime Money Market Fund,
              Class I ...........................         0
                                                   --------
  Total Investment Companies                              0
                                                   --------
Total (Cost $606,516)(a)                           $606,053
                                                   ========

------------
Percentages indicated are based on net assets of $616,087.

(a) Represents cost for financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows (amounts in thousands):

                   Unrealized appreciation......................  $ 253,745
                   Unrealized depreciation......................   (254,208)
                                                                  ---------
                   Net unrealized appreciation (depreciation)...  $    (463)
                                                                  =========

   Aggregate cost for federal income tax purposes is substantially the same.

(b) Non-income producing securities.

(c) Serves as collateral for futures contracts.

   Amounts shown as 0 rounded to less than 1000.

 * The interest rate for these variable rate securities, which will change periodically, is based upon prime rates or an index of market rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at December 31, 2001.

ADR        American Depository Receipt
GDR        Global Depository Receipt

                                       66
Continued

One Group Mutual Funds
International Equity Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2001
(Amounts in thousands)
(Unaudited)

The following represents the allocations by industry for common and preferred stocks based on net assets:

                                     INDUSTRY                     PERCENTAGE
                                     --------                     ----------
                   Business Equipment & Services................      4.2%
                   Capital Goods................................      2.5%
                   Consumer Durable.............................      7.5%
                   Consumer Non-Durable.........................      4.9%
                   Consumer Services............................     12.4%
                   Electrical...................................      6.3%
                   Energy.......................................      5.0%
                   Financial Services...........................     16.3%
                   Health Care..................................      6.2%
                   Leisure......................................      1.9%
                   Multi-Industry...............................      2.7%
                   Raw Materials................................      7.5%
                   Technology...................................      9.5%
                   Transportation...............................      2.9%
                   Utilities....................................      5.5%

See notes to financial statements.

One Group Mutual Funds
Diversified International Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                              DECEMBER 31, 2001
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
COMMON STOCKS (90.2%):
ARGENTINA (0.4%):
     38     Banco Frances Rio SA ................  $    114
     22     Grupo Financiero Galicia ARS ........        71
     55     Fiber Networks, Inc. (b) ............        10
    835     PC Holdings SA ......................     1,443
     56     Siderar SA, Class A (b) .............        60
    489     Siderca SA ..........................     1,124
     19     YPF Sociedad Anonima ................       458
                                                   --------
                                                      3,280
                                                   --------
AUSTRALIA (1.2%):
    150     Amp Ltd. ............................     1,415
    100     Australian Gas Light Co. ............       465
     97     Brambles Industries Ltd. ............       517
    258     Broken Hill Proprietary Co., Ltd. ...     1,389
     28     Coles Myer Ltd. .....................       119
     25     Commonwealth Bank of Australia ......       383
    300     Computershare Ltd. ..................       811
    160     CSR Ltd. ............................       557
     84     Foster's Brewing Group Ltd. .........       210
     66     National Australia Bank Ltd. ........     1,074
     20     News Corp., Ltd. ....................       160
     64     Onesteel Ltd. .......................        36
      1     Orica Ltd. ..........................         4
      0     Paperlinx Ltd. ......................         0
     60     Publishing and Broadcasting .........       301
     56     Santos Ltd. .........................       177
     41     Sons Of Gwalia ......................       157
    200     TAB Limited .........................       278
     50     Telstra Corp., Ltd. .................       139
     93     Westpac Banking Corp., Ltd. .........       749
     82     WMC Ltd. ............................       400
     47     Woolworth Ltd. ......................       269
                                                   --------
                                                      9,610
                                                   --------
AUSTRIA (0.0%):
     13     Flughafen Wien AG ...................       347
                                                   --------
BELGIUM (1.3%):
      9     Bekaert SA ..........................       358
     17     Bel Suez Lyonnaise Des Eaux SA ......       503
      4     Electrabel SA .......................       848
     51     Fortis ..............................     1,335
     16     Groupe Bruxelles Lambert SA .........       858
     20     Interbrew Co. .......................       548
     17     Kredietbank NV ......................       561
     29     Solvay SA ...........................     1,725
     17     Suez Lyonnaise Des Eaux Strip .......         0
     26     Total Fina SA, Class B ..............     3,682
     26     Total Fina SA, Strip ................         0

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
COMMON STOCKS, CONTINUED:
Belgium, continued:
      8     Union Miniere Group SA ..............  $    304
                                                   --------
                                                     10,722
                                                   --------
BERMUDA (0.0%):
     75     Asia Global Crossing Ltd. (b) .......        89
     15     Flag Telecom Holdings Ltd. (b) ......        24
                                                   --------
                                                        113
                                                   --------
BRAZIL (2.5%):
     20     Aracruz Celulose ADR ................       355
     20     Banco Bradesco ADR ..................       514
  3,000     Celular CRT Participation, Preferred
              A Shares (b) ......................       648
     15     Cemig Ca Energ ADR (b) ..............       222
     97     Centrais Eletricas Brasileiras
              ADR ...............................       656
      8     Centrais Geradoras do Sul de Brasil
              ADR ...............................        56
     21     Compania Vale do Rio Doce ADR .......       496
    340     Embratel Participacoes SA ADR .......     1,414
     28     Globo Cabo SA ADR (b) ...............        98
      8     Klabin Fabricadora ADR ..............        34
     20     Pao De Acucar GDR ...................       440
     56     Petroleo Brasileiro ADR .............     1,244
     32     Petroleo Brasileiro SA ADR ..........       746
      6     Sider Nacional ADR ..................        97
    316     Tele Centro Oeste Celular
              Participacoes SA ..................     2,212
     55     Tele Norte Leste Participacoes SA
              ADR (b) ...........................       864
 37,849     Telecomunicacoes Brasileiras SA
              (b) ...............................         0
     45     Telecomunicacoes Brasileiras SA
              ADR ...............................     1,800
     43     Telefonica SA ADR (b) ...............     1,718
    167     Telekom Austria AG (b) ..............     1,384
 58,000     Telemar Norte Leste SA ..............     1,506
    200     Telesp Celular Participacoes SA
              ADR ...............................     1,852
     44     Unibanco Holdings GDR ...............       981
     50     Votorantim Celulose e Papel SA
              ADR ...............................       883
                                                   --------
                                                     20,220
                                                   --------
CANADA (0.1%):
      4     Alcan Aluminum Ltd. .................       152
     70     Domtar, Inc. ........................       702
                                                   --------
                                                        854
                                                   --------

                                       68
Continued

One Group Mutual Funds
Diversified International Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2001
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
COMMON STOCKS, CONTINUED:
CHILE (0.2%):
     14     Banco Santander ADR .................  $    261
     27     Enersis SA ADR ......................       362
     10     Lan Chile ADR .......................        76
     50     Telecomunicaciones de Chile SA
              ADR (b) ...........................       672
                                                   --------
                                                      1,371
                                                   --------
CHINA (1.6%):
  3,000     Beijing Capital International
              Airport ...........................       708
  6,200     China Everbright Ltd. ...............     4,651
  2,000     China Overseas Land and Investment
              Ltd. ..............................       259
    135     China Petroleum & Chemical Corp. ....     1,827
    300     China Resources Enterprises .........       281
  4,000     China Shipping Development Co. Ltd.
              (b) ...............................       636
    376     China Unicom Ltd. (b) ...............       415
    128     China Unicom Ltd. ADR (b) ...........     1,424
    200     China.Com Corp. (b) .................       600
  6,000     Guangshen Railway Co., Ltd. .........       985
     59     Petrochina Co., Ltd. ADR ............     1,041
    700     Shum Yip Investment Ltd. ............       209
  1,088     Xinao Gas Holdings Ltd. (b) .........       324
                                                   --------
                                                     13,360
                                                   --------
DENMARK (1.3%):
      3     Carlsberg A/S, Class B ..............       121
      0     D/S 1912, Class B ...................       887
      0     D/S Svendborg A/S, Class B ..........       911
     11     Danisco A/S .........................       389
    110     Danske Bank .........................     1,765
     10     Decode Genetics, Inc. (b) ...........        98
      5     Falck A/S ...........................       560
     42     Navision Software (b) ...............     1,127
     36     Nordic Baltic Holding AB ............       188
     75     Novo Nordisk A/S ....................     3,052
     54     Tele Danmark A/S, Class B ...........     1,916
                                                   --------
                                                     11,014
                                                   --------
FINLAND (3.8%):
    260     Aldata Solution Oyj (b) .............       479
    101     Hartwall Oyj AB .....................     2,059
    348     Hpy Holding Oyj, Class A ............     4,222
     15     Huhtamaki ...........................       474
    330     Jot Automation Group Oyj ............       141
     62     Kesko Oyj ...........................       569
     14     Metra AB, Class B ...................       261
    741     Nokia Oyj, Class A ..................    19,103
     16     Pohjola Insurance Group, Class B ....       281

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
COMMON STOCKS, CONTINUED:
Finland, continued:
    276     Sampo Insurance Co. .................  $  2,163
     15     Stockmann Oyj, Class A ..............       183
     82     Stonesoft Oyj (b) ...................       151
     20     Stora Enso Oyj, R Shares ............       256
    108     Tecnomen Oyj (b) ....................       169
     10     Tieto Corp., Class B ................       265
     12     UPM-Kymmene Corp. ...................       381
                                                   --------
                                                     31,157
                                                   --------
FRANCE (6.2%):
     31     Accor SA ............................     1,125
     89     Alcatel Alsthom .....................     1,513
    102     AXA .................................     2,133
    100     AXA ADR .............................     2,102
     27     Banque Nationale de Paris ...........     2,384
      2     Beghin-Say (b) ......................        59
      4     BIC .................................       143
     13     Canal Plus ..........................        43
     20     Cap Gemini Sogeti SA ................     1,413
     20     Carrefour SA ........................     1,016
      2     Cereol (b) ..........................        41
      2     Cerestar (b) ........................        44
      7     Compagnie de Saint Gobain ...........     1,024
     10     Dassault Systems SA .................       481
     16     Dexia ...............................       228
     16     Dexia-Strip (b) .....................         0
     53     France Telecom SA ...................     2,138
     16     Groupe Danone .......................     1,930
      1     Imetal SA ...........................       106
      8     L'Air Liquide, Registered Shares ....     1,068
     23     L'Oreal SA ..........................     1,677
     13     Lafarge SA ..........................     1,167
     10     Lagardere SCA .......................       418
     14     LVMH (Louis Vuitton Moet
              Hennessy) .........................       574
      8     Michelin, Class B, Registered
              Shares ............................       267
      5     Pechiney SA, Class A ................       258
      4     Pernod-Ricard .......................       299
      6     Pinault Printemps Redoute SA ........       805
      2     Provimi (b) .........................        31
     34     Psa Peugeot Citroen .................     1,460
     10     Renault SA ..........................       353
     38     Rhone-Poulenc SA ....................     2,693
     58     Sanofi Synthelabo SA ................     4,311
      7     Schneider SA ........................       328
     26     Societe Generale, Class A ...........     1,472
     30     STMicroelectronics NV ...............       963

                                       69
Continued

One Group Mutual Funds
Diversified International Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2001
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
COMMON STOCKS, CONTINUED:
France, continued:
     90     Suez Lyonnaise Des Eaux SA ..........  $  2,710
      7     Thomson CSF .........................       240
     50     Thomson Multimedia (b) ..............     1,536
     30     Total SA, Class B ...................     4,229
     27     Usinor ..............................       337
    111     Vivendi Universal SA ................     6,061
                                                   --------
                                                     51,180
                                                   --------
GERMANY (3.7%):
     10     Adidas AG ...........................       743
     10     Allianz AG ..........................     2,467
     37     BASF AG .............................     1,362
     27     Bayer AG ............................       851
     15     Bayerische Motoren Werke AG .........       528
     19     Bayerische Vereinsbank AG ...........       585
      3     Beiersdorf AG, Series ABC ...........       360
      2     Biodata Information Tech (b) ........         0
     18     Daimler-Chrysler AG .................       777
     33     Deutsche Bank AG, Registered
              Shares ............................     2,354
     70     Deutsche Post AG ....................       966
    123     Deutsche Telekom AG .................     2,116
     11     Hochtief AG .........................       161
     20     Infineon Technologies AG ............       418
      6     Linde AG ............................       226
     34     Lufthansa AG ........................       458
     28     Metro AG ............................       975
      8     Muenchener Rueckversicherungs
              Gesellschaft AG, Registered
              Shares ............................     2,276
     26     Preussag AG .........................       637
     34     RWE AG ..............................     1,302
     23     SAP AG ..............................     2,957
     17     Schering AG .........................       905
     49     Siemens AG ..........................     3,266
     30     Suess Microtec (b) ..................       839
     42     Thyssen Krupp AG ....................       610
     28     VEBA AG .............................     1,479
     10     Volkswagen AG .......................       451
                                                   --------
                                                     30,069
                                                   --------
GREECE (0.9%):
     79     Alpha Credit Bank SA ................     1,409
     40     Bank of Piraeus .....................       355
     15     Commercial Bank of Greece SA ........       495
     10     Eurobank ............................       139
     15     Folli-Follie Abee (b) ...............       260
     33     Hellenic Bottling Co., SA ...........       471
     20     Hellenic Technodomiki ...............       110

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
COMMON STOCKS, CONTINUED:
Greece, continued:
     35     Hellenic Telecommunication
              Organization ......................  $    570
     40     National Bank of Greece SA ..........       952
    130     Panafon Hellenic Telecom SA .........       671
    145     Public Power Corp. GDR (b) ..........     1,640
     20     Titan Cement Co. ....................       712
                                                   --------
                                                      7,784
                                                   --------
HONG KONG (4.6%):
    350     Asat Holdings Ltd. ADR (b) ..........       578
  1,988     Beijing Datang Power Generation
              Ltd. ..............................       637
  1,200     China Mobile Ltd. (b) ...............     4,223
     18     China Mobile Ltd. ADR (b) ...........       311
  2,000     China Southern Airlines Co., Class H
              (b) ...............................       577
    116     CLP Holdings Ltd. ...................       443
     25     Cnooc Ltd, ADR ......................       483
  4,618     Denway Motors Ltd. ..................     1,436
    200     Great Eagle Holdings Ltd. ...........       226
    111     Hang Seng Bank Ltd. .................     1,218
    250     Henderson Land Development ..........     1,129
  1,500     Hkd Chaoda Modern Agriculture LTD.
              (b) ...............................       423
    179     Hong Kong & China Gas Co., Ltd. .....       220
     22     Hong Kong Electric Holdings Ltd. ....        80
    199     HSBC Holdings PLC ...................     2,335
  5,000     Huaneng Power International Inc. ....     3,014
    392     Hutchison Whampoa Ltd. ..............     3,783
  1,577     Hysan Development Co., Ltd. .........     1,587
    800     I-Cable Communications Ltd. (b) .....       488
    906     Johnson Electric Holdings ...........       953
    257     Kerry Properties Ltd. ...............       250
  1,076     Li & Fung Ltd. ......................     1,207
    504     MTR Corp. ...........................       659
      0     New World China Land Ltd. (b) .......         0
     87     New World Development Co., Ltd. .....        76
  1,722     Pacific Century Cyberworks Ltd.
              (b) ...............................       475
  1,000     Qingling Motors Co. .................       149
    140     Serono SA ADR .......................     3,106
    300     SmarTone Telecommunications
              Holdings Ltd. (b) .................       358
    301     Sun Hung Kai Properties Ltd. ........     2,429
    715     Sunevision Holdings Ltd. (b) ........       148
    900     TCL International Holdings Ltd ......       150
     54     Television Broadcasts Ltd. ..........       234
  1,150     Tracker Fund of Hong Kong ...........     1,689
    104     Wharf Holdings ......................       254

                                       70
Continued

One Group Mutual Funds
Diversified International Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2001
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
COMMON STOCKS, CONTINUED:
Hong Kong, continued:
  5,000     Yanzhou Coal Mining Co. .............  $  1,587
  2,500     Yizheng Chemical Fibre Co. ..........       305
  2,000     Zhejiang Expressway Co., Ltd. .......       492
                                                   --------
                                                     37,712
                                                   --------
INDIA (0.1%):
     65     Aptech Ltd. GDR (b) .................        48
     25     Larsen & Toubro Ltd. GDR ............       187
    125     Mahindra & Mahindra Ltd. GDR (b) ....       216
     10     Reliance Industries Ltd. GDR (b) ....       140
     30     Videsh Sanchar Nigam Ltd. ADR .......       288
                                                   --------
                                                        879
                                                   --------
IRELAND (1.8%):
    138     Allied Irish Banks PLC ..............     1,597
    342     Bank of Ireland .....................     3,241
    222     CRH PLC .............................     3,927
     20     Elan Corp., Ltd. (b) ................       901
    561     Independent Newspapers PLC ..........     1,048
    163     Kerry Group, Class A PLC ............     1,975
     25     Magic Software Enterprises Ltd.
              (b) ...............................        50
      1     Riverdeep Group PLC ADR (b) .........        17
    821     Smufit (Jefferson) Group ............     1,791
                                                   --------
                                                     14,547
                                                   --------
ISRAEL (0.0%):
     35     Partner Communications Co., Ltd.
              ADR (b) ...........................       240
                                                   --------
ITALY (1.7%):
     35     Assicurazioni Generali SpA ..........       972
     42     Bancario San Paolo di Torino ........       456
    210     Banco Ambrosiano Veneto SpA .........       525
     88     Eni Spa .............................     1,103
     30     Luxottica Group Spay ................       492
    137     Mediaset SpA ........................     1,001
    160     Pirelli SpA .........................       281
    594     Snam Rete Gas SpA (b) ...............     1,572
    320     Telecom Italia Mobile SpA ...........     2,735
    630     Telecom Italia Mobile SpA di Risp ...     3,518
    282     Unicredito Italiano SpA .............     1,132
                                                   --------
                                                     13,787
                                                   --------
JAPAN (15.5%):
     35     Advantest Corp. .....................     1,982
     16     Aiful Corp. .........................     1,048
     74     Ajinomoto Co., Inc. .................       723
    140     Asahi Chemical Industry Co., Ltd. ...       491
     18     Benesse Corp. .......................       467
     60     Canon, Inc. .........................     2,065

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
COMMON STOCKS, CONTINUED:
Japan, continued:
     20     Cawachi Ltd. ........................  $  1,145
    170     Chugai Pharmaceutical Co., Ltd. .....     1,970
     74     Dai Nippon Printing Co., Ltd. .......       740
     87     Dai-Ichi Pharmaceuticals ............     1,693
     82     Dainippon Ink & Chemicals, Inc. .....       117
    100     Dainippon Pharmaceutical Co.,
              Ltd. ..............................     1,015
     54     Daito Trust Construction Co.,
              Ltd. ..............................       826
  1,166     Daiwa Bank Holdings, Inc. (b) .......       730
     44     Daiwa Securities Co., Ltd. ..........       231
      0     East Japan Railway Co. ..............     1,560
     36     Eisai Co., Ltd. .....................       895
     15     Fanuc Co., Ltd. .....................       639
      2     Fast Retailing Co., Ltd. ............       178
    180     Fuji Heavy Industries Ltd. ..........       772
     40     Fujitsu Ltd. ........................       291
    173     Hankyu Corp. ........................       531
     10     Hirose Electric Co., Ltd. ...........       681
     60     Hitachi Chemical Co., Ltd. ..........       562
     83     Hitachi Ltd. ........................       608
     65     Honda Motor Co., Ltd. ...............     2,594
    167     Itochu Corp. ........................       377
     16     Jafco ...............................       961
     30     Kao Corp. ...........................       624
  1,000     Kawasaki Heavy Industries Ltd.
              (b) ...............................       916
      0     Kceo, Inc. ..........................       187
     50     Keisei Electric Railway Co. .........       138
      3     Keyence .............................       532
     25     Kobayashi Pharmaceutical Co.,
              Ltd. ..............................       868
     50     Kokusai Electric Co., Ltd. ..........       177
     70     Komatsu Ltd. ........................       250
     30     Konami Co., Ltd. ....................       890
     36     Kose Corp. ..........................     1,011
    136     Kubota Corp. ........................       357
     11     Kyocera Corp. .......................       718
    208     Marubeni Corp. (b) ..................       125
    100     Matsushita Electric Industrial Co.,
              Ltd. ..............................     1,284
     78     Mitsubishi Corp. ....................       506
     65     Mitsubishi Electric Corp. ...........       251
    103     Mitsubishi Estate Co., Ltd. .........       754
    127     Mitsubishi Heavy Industries Ltd. ....       339
      0     Mitsubishi Tokyo Financial Group,
              Inc. (b) ..........................     1,616
    120     Mitsui Fudosan Co., Ltd. ............       916
     70     Mitsumi Electric Co., Ltd. ..........       803
      0     Mizuho Holdings, Inc. ...............       988
     47     Murata Manufacturing Co., Ltd. ......     2,819
    150     NEC Corp. ...........................     1,530

                                       71
Continued

One Group Mutual Funds
Diversified International Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2001
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
COMMON STOCKS, CONTINUED:
Japan, continued:
     10     NEC Soft Ltd. .......................  $    816
    500     Nippon Steel Co. ....................       721
     40     Nippon System Development Co.,
              Ltd. ..............................     1,593
    137     Nippon Telegraph and Telephone
              Corp. .............................     2,218
      1     Nippon Telegraph and Telephone
              Corp. .............................     4,379
      6     Nippon Television Network ...........     1,278
    300     Nippon Yusen Kabushiki Kaisha .......       904
    300     Nissan Motor Co., Ltd. (b) ..........     1,591
     30     Nitto Denko Corp. ...................       694
     30     Nomura Research Institute Ltd.
              (b) ...............................     3,521
    337     Nomura Securities Co., Ltd. .........     4,320
     70     NSK Ltd. ............................       241
      0     NTT Mobile Communication ............       470
     12     Oriental Land Co., Ltd. .............       825
     10     Pioneer Electronic Corp. ............       218
     15     Promise Co., Ltd. ...................       811
     75     Ricoh ...............................     1,396
     15     Rohm Co., Ltd. ......................     1,947
     61     Sankyo Co Ltd. ......................     1,837
    143     Sankyo Co., Ltd. ....................     2,450
     54     Sanyo Electric Co., Ltd. ............       255
     25     Secom Co., Ltd. .....................     1,255
    107     Sekisui House Ltd. ..................       776
     54     Seven-Eleven Japan Ltd. .............     1,969
     63     Sharp Corp. .........................       737
     62     Shin-Etsu Chemical Co. ..............     2,228
      2     SKY Perfect Communications, Inc.
              (b) ...............................     1,846
      3     SMC Corp. ...........................       305
     77     Softbank Corp. ......................     1,242
    113     Sony Corp. ..........................     5,165
     80     Sony Corp. ADR ......................     3,608
    130     Sumitomo Bank Ltd. ..................       551
     74     Sumitomo Corp. ......................       339
    462     Sumitomo Metal Industries Ltd.
              (b) ...............................       148
    150     Sumitomo Realty & Development Co.
              Ltd. ..............................       687
    160     Taiyo Yuden Co., Ltd. ...............     2,423
     90     Takeda Chemical Industries Ltd. .....     4,072
    150     Tanabe Seiyaku ......................     1,337
      7     Tokyo Electron Ltd. .................       343
     40     Tokyo Ohka Kogyo Co., Ltd. ..........       540
    423     Tokyu Corp. .........................     1,275
    100     Tonengeneral Sekiyu KK ..............       645
    600     Toshiba Corp. .......................     2,060
     39     Tostem Corp. ........................       528

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
COMMON STOCKS, CONTINUED:
Japan, continued:
     40     Toto Ltd. ...........................  $    191
     27     Toyo Information ....................       645
     30     Toyo Seikan Kaisha Ltd. .............       383
     75     Toyoda Automatic Loom Works .........     1,093
    187     Toyota Motor Corp. ..................     4,737
     50     Trans Cosmos, Inc. ..................     1,301
     90     Trend Micro, Inc. (b) ...............     2,129
      0     Yahoo Japan Corp. (b) ...............       934
      8     Yamada Denki Co. ....................       562
     50     Yamanouchi Pharmaceutical Co.,
              Ltd. ..............................     1,320
    110     Yamato Transport Co., Ltd. ..........     2,073
                                                   --------
                                                    126,423
                                                   --------
KOREA (3.3%):
  1,000     Good Morning Securities (b) .........     4,385
      3     Korea Electric Power Corp. ..........        45
     28     Korea Zinc Co. ......................       426
    135     LG Chem Ltd. (b) ....................     2,231
      6     LG Investment & Securities (b) ......        63
     30     Samsung Display Devices Co. .........     1,325
    220     Samsung Electro-Mechanics Co. .......     7,336
     54     Samsung Electronics Co. .............    11,471
                                                   --------
                                                     27,282
                                                   --------
MEXICO (2.4%):
    760     Alfa SA de CV, Class A ..............       852
  2,381     America Movil SA de CV ..............     2,295
    170     Cemex SA de CV, Series CPO ..........       853
     27     Cemex SA de OV ADR (b) ..............         7
    435     Cifra SA de CV, Series V ............     1,186
     20     Coca-Cola Femsa SA ..................       401
    646     Desc SA de CV, Series B .............       341
    154     Empresas La Moderna SA de CV (b) ....        49
     33     Fomento Economico Mexicano SA de
              CV ADR ............................     1,155
    229     Grupo Carso SA de CV, Series A-1
              (b)................................       764
  1,457     Grupo Financiero Bancomer SA de
              CV, Class O (b) ...................     1,335
    203     Grupo Mexico SA de CV, Class B ......       201
    873     Grupo Modelo SA, Series C ...........     1,956
     10     Grupo Televisa SA GDR (b) ...........       432
    692     Grupo Televisa SA, Series CPO (b) ...     1,473
    104     Industrias Penoles SA, Series CP ....       101
    485     Kimberly-Clark de Mexico SA de CV,
              Class A ...........................     1,420
  2,481     Telefonos de Mexico SA, Series L ....     4,329

                                       72
Continued

One Group Mutual Funds
Diversified International Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2001
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
COMMON STOCKS, CONTINUED:
Mexico, continued:
    100     TV Azteca SA de CV ..................  $    679
                                                   --------
                                                     19,829
                                                   --------
NETHERLANDS (3.8%):
    193     ABN AMROHolding NV ..................     3,109
     49     Aegon NV ............................     1,331
     55     Akzo Nobel NV .......................     2,454
     15     ASM Lithography Holding NV (b) ......       261
     40     Completel Europe NV (b) .............        38
     37     Elsevier NV .........................       442
     36     Fortis NPV ..........................       933
      9     Heineken NV .........................       326
     12     Hollandsche Benton ..................       129
     16     IHC Caland NV .......................       736
    190     ING Groep NV ........................     4,837
     48     Koninklijke Ahold NV ................     1,389
    163     Koninklijke KPN NV (b) ..............       827
     17     Oce NV ..............................       168
    123     Philips Electronics NV ..............     3,652
    140     Royal Dutch Petroleum Co. ...........     7,111
     30     TNT Post Groep NV ...................       657
     48     Unilever NV .........................     2,796
     15     Wolters Kluwer CVA ..................       341
      9     World Online International NV (b) ...         0
                                                   --------
                                                     31,537
                                                   --------
NEW ZEALAND (0.4%):
    400     Carter Holt Harvey Ltd. .............       283
    291     Fletcher Building Ltd. ..............       356
    250     Lion Nathan Ltd. ....................       588
    104     Sky Network Televison Ltd. (b) ......       170
    860     Telecom Corp. of New Zealand Ltd. ...     1,790
     72     Tower Ltd. ..........................       148
                                                   --------
                                                      3,335
                                                   --------
NORWAY (2.9%):
     96     Bergesen Dy ASA, Class A ............     1,703
    164     Den Norske Bank ASA .................       739
    422     Golar LNG Ltd. (b) ..................     2,211
     30     Hafslund ASA, Class A ...............       112
  5,461     Kvaerner ASA, Class A (b) ...........     5,267
     18     Leif Hoegh & Co., ASA (b) ...........       162
     60     Norsk Hydro ASA .....................     2,501
     68     Norske Skogsindustrier ORD ASA ......     1,282
    220     Nycomed Amersham PLC, Class B .......     2,084
    189     Orkla ASA, Series A .................     3,206
     80     Petroleum Geo-Services ASA (b) ......       620
    235     Smedvig ASA, Class A ................     1,910
     20     Sparebanken Nor-Cap CTF .............       607

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
COMMON STOCKS, CONTINUED:
Norway, continued:
    325     Telenor ASA .........................  $  1,399
                                                   --------
                                                     23,803
                                                   --------
PORTUGAL (0.1%):
     30     Portugal Telecom SA (b) .............       233
     50     Telecel Communicacoes Pessoai .......       401
                                                   --------
                                                        634
                                                   --------
SINGAPORE (2.0%):
    598     Capitaland Ltd. .....................       605
    221     City Developments Ltd. ..............       723
     46     Creative Technology Ltd. ............       365
    275     Datacraft Asia Ltd. .................       599
    236     DBS Group Holdings Ltd. .............     1,761
     95     Del Monte Pacific Ltd. ..............        20
    450     Flextech Holdings Ltd. ..............       123
     87     Fraser & Neave ......................       360
    281     Keppel Corp. ........................       432
    100     Natsteel Ltd. .......................        48
    152     Oversea Chinese Banking Corp.,
              Ltd. ..............................       907
    200     Sembcorp Industries Ltd. ............       173
    300     Sembcorp Logistics Ltd. .............       292
     35     Silverline Techologies Ltd. ADR .....        89
    214     Singapore Airlines Ltd. .............     1,275
    110     Singapore Press Holdings Ltd. .......     1,299
  1,497     Singapore Telecommunications
              Ltd. ..............................     1,427
  1,025     SPH Asiaone Ltd. (b) ................       167
     50     St. Assembly Test Services Ltd. ADR
              (b) ...............................       580
    308     United Overseas Bank Ltd. ...........     2,119
    400     Venture Manufacturing Ltd. ..........     2,880
                                                   --------
                                                     16,244
                                                   --------
SOUTH KOREA (6.3%):
    312     C&C Enterprise Co., Ltd. (b) ........     2,753
    788     Dreamline Corp. (b) .................     3,301
    594     Hana Bank ...........................     7,643
     29     Handysoft Corp. .....................       231
    223     Kookmin Bank (b) ....................     8,438
    276     Korea Telecom Corp. ADR .............     5,611
     50     Korea Tobacco and Ginseng 144A
              GDR (b) ...........................       388
     10     Korean Telecom Corp. ................       381
     20     LG Electronic GDR (b) ...............        96
     15     LG Home Shopping, Inc. ..............       898
    600     LG Insurance (b) ....................     1,919
    418     LG Telecom Ltd. (b) .................     2,625

                                       73
Continued

One Group Mutual Funds
Diversified International Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2001
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
COMMON STOCKS, CONTINUED:
South Korea, continued:
  1,700     Mirae Corp. .........................  $  2,964
     10     Pohang Iron & Steel Co., Ltd. ADR ...       230
     48     Samsung Securities Co., Ltd. (b) ....     1,749
    288     Sewon Telecom Ltd. ..................       815
     40     SK Telecom Co., Ltd. ................     8,161
    100     SP Comtech Co., Ltd. (b) ............     1,397
     17     Tae Young Corp. .....................       511
    300     Trigem Computer, Inc. ...............     1,494
                                                   --------
                                                     51,605
                                                   --------
SPAIN (2.6%):
     13     Acerinox SA, Registered Shares ......       439
     32     Autopistas Cesa .....................       319
    198     Banco Bilbao Vizcaya Argentina SA ...     2,452
    383     Banco Santander Central Hispano
              Americano SA ......................     3,210
     27     Corporacion Mapfre SA ...............       156
     52     Endesa SA ...........................       808
     31     Fomento de Construcciones y
              Contratas SA ......................       648
     20     Gas Natural SDG SA ..................       339
    100     Grupo Dragados SA ...................     1,338
     20     Grupo Prisa SA (b) ..................       187
     99     Iberdrola SA ........................     1,284
    137     Repsol SA ...........................     1,993
    461     Telefonica SA (b) ...................     6,175
      7     Telefonica SA (b) ...................       102
     10     Terra Networks SA (b) ...............        82
     64     Union Electric Fenosa SA ............     1,040
     29     Vallehermoso SA .....................       180
     64     Zardoya Otis SA .....................       594
                                                   --------
                                                     21,346
                                                   --------
SWEDEN (3.3%):
    250     ABB Ltd. (b) ........................     2,407
     70     Autoliv, Inc. (b) ...................     1,393
     50     Bure Invesment Aktiebolaget .........       142
     25     Capio AB (b) ........................       170
    275     Enea Data AB ........................       143
     35     Eniro AB ............................       250
    125     Ericsson AB ADR .....................       653
     60     Getinge Industrier AB, B Shares .....       984
    228     LGP Telecom Holding AB ..............     1,685
  1,865     LM Ericsson AB, Series B ............    10,133
     45     Netcom AB, Class B (b) ..............     1,622
    290     Nordic Baltic Holding AB ............     1,534
    404     Nordic Baltic Holding AB ............     2,122
     79     Novestra AB (b) .....................        92

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
COMMON STOCKS, CONTINUED:
Sweden, continued:
      8     Observer AB .........................  $     55
     92     PerBio Science AB (b) ...............     1,494
     30     Poolia AB ...........................       170
     33     Pyrosequencing AB (b) ...............       119
     10     SKF AB, Series B ....................       196
     99     Svenska Handelsdanken, Class A ......     1,453
    255     Telelogic AB (b) ....................       199
     15     Volvo AB, Class B ...................       252
                                                   --------
                                                     27,268
                                                   --------
SWITZERLAND (3.7%):
     25     ABB Ltd. ............................       238
     10     Adecco SA ...........................       543
     50     Carrier1 International ADR (b) ......        10
     79     Compagnie Financiere Richemont
              UTS AG ............................     1,468
     65     Converium Holding AG (b) ............     3,159
     39     Credit Suisse Group (b) .............     1,659
      2     Givaudan ............................       757
      3     Holcim Ltd., Class B ................       602
     27     Nestle SA ...........................     5,701
     78     Novartis AG .........................     2,806
     53     Roche Holding AG ....................     3,804
     19     Swiss Reinsurance Corp., Registered
              Shares ............................     1,871
      7     Swisscom AG, Registered Shares ......     1,884
     11     Syngenta AG (b) .....................       588
      7     The Swatch Group AG, Registered
              Shares (b) ........................       144
     77     UBS AG, Registered Shares ...........     3,878
      6     Zurich Financial Services AG ........     1,440
                                                   --------
                                                     30,552
                                                   --------
TAIWAN (2.3%):
      0     Acer, Inc. GDR ......................         0
    216     Advanced Semiconductor
              Engineering, Inc. (b) .............       201
    669     Asustek Computer, Inc. ..............     2,925
     51     Asustek Computer, Inc. GDR ..........       232
     32     China Steel Corp. GDR ...............       251
    500     Delta Electronics Inc. ..............       865
    630     Fomosa Chemicals and Fibre
              Corporation .......................       423
     23     Gigamedia Ltd. (b) ..................        60
     37     Hon Hai Precision GDR ...............       369
  1,500     Nan Ya Plastic Corp. ................     1,149
    164     Nanya Technology Corp. (b) ..........       171
     38     Powerchip Semiconductor GDR .........       182

                                       74
Continued

One Group Mutual Funds
Diversified International Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2001
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
COMMON STOCKS, CONTINUED:
Taiwan, continued:
    474     Ritek Corp. GDR .....................  $    996
    725     Siliconware Precision Industries
              Company ADR (b) ...................     3,119
     72     Synnex Technology International
              GDR (b) ...........................       384
     96     Systex Corp. ADR (b) ................       304
    478     Taiwan Semiconductor (b) ............     1,195
  1,823     United Microelectronics Corp. (b) ...     2,657
     33     Winbond Electronic Corp. GDR (b) ....       237
  4,275     Yuanta Core Pacific Securities Co.
              (b) ...............................     2,944
                                                   --------
                                                     18,664
                                                   --------
TURKEY (0.1%):
     50     SK Telecom Co., Ltd. ................     1,081
      0     Turkcell Iletisim Hizmet ADR ........         0
                                                   --------
                                                      1,081
                                                   --------
UNITED KINGDOM (10.1%):
     73     Abbey National PLC ..................     1,041
    775     Amoco PLC ...........................     6,012
     70     Astrazeneca PLC .....................     3,140
     30     AWG PLC .............................       233
     82     BAE Systems PLC .....................       367
     82     Barclays PLC ........................     2,703
     97     Bass PLC ............................       955
    253     BG Group PLC ........................     1,022
     40     BOC Group PLC .......................       623
      5     Bookham Technology PLC ADR (b) ......        11
     62     Boots Co., PLC ......................       531
     84     British Airways PLC .................       239
    264     British Sky Broadcasting Group PLC
              (b) ...............................     2,889
    649     British Telecommunications Group
              PLC ...............................     2,377
     50     Cable & Wireless PLC ................       238
    110     Cadbury Schweppes PLC ...............       703
     29     Carlton Communications PLC ..........       105
    269     Centrica PLC ........................       867
    100     Commercial Union PLC ................     1,225
    100     Compass Group PLC ...................       741
    346     Corus Group PLC (b) .................       360
    303     Diageo PLC ..........................     3,465
    100     Dimensions Data Holdings PLC (b) ....       120
     51     EMI Group PLC .......................       266
    250     Friends Provident PLC (b) ...........       724
    372     Glaxosmithkline PLC .................     9,331
     30     Granada Compass PLC .................        62
     33     Great Universal Stores PLC ..........       312
    129     Hanson PLC ..........................       884

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
COMMON STOCKS, CONTINUED:
United Kingdom, continued:
     77     Imperial Chemical Industries PLC ....  $    425
     40     Imperial Tobacco ....................       528
    129     Innogy Holdings PLC .................       360
     58     Invensys PLC ........................       101
     50     Irish Life & Permanent PLC ..........       313
     92     J Sainsbury PLC .....................       490
     94     Kingfisher PLC ......................       541
    200     Ladbroke Group PLC ..................       617
    253     Lattice Group PLC ...................       567
    334     Lloyds TSB Group PLC ................     3,616
      0     Marconin PLC ........................         0
    412     Marks & Spencer PLC .................     2,188
    649     MMO2 PLC (b) ........................       824
    100     National Grid Group PLC .............       622
    129     National Power PLC (b) ..............       378
    100     Old Mutual PLC ......................       127
    150     Parthus Technologies PLC (b) ........        79
     50     Pearson PLC .........................       573
    203     Prudential Corp., PLC ...............     2,337
     89     Rank Group PLC ......................       298
     40     Reckitt & Colman ....................       586
     50     Reed International PLC ..............       412
     35     Rentokil Initial PLC ................       141
    141     Reuters Group PLC ...................     1,387
     46     Rio Tinto PLC .......................       875
     27     RMC Group PLC .......................       240
     70     Rolls-Royce PLC .....................       169
    167     Royal & Sun Alliance Insurance
              Group PLC .........................       961
    153     Royal Bank of Scotland Group PLC ....     3,714
     50     Schroders PLC .......................       627
     92     Scottish Power PLC ..................       510
     60     Shell Transportation & Trading Co.,
              PLC ...............................       415
    200     Smith & Nephew PLC ..................     1,209
     18     Smiths Industries PLC ...............       175
    110     Taylor Woodrow PLC ..................       270
    345     Tesco PLC ...........................     1,246
    232     Unilever PLC ........................     1,890
     20     Vodafone Group ADR ..................       514
  3,778     Vodaphone Group PLC .................     9,870
     50     Wolseley PLC ........................       420
    102     Woolworths Group PLC ................        70
     50     WPP Group PLC .......................       550
                                                   --------
                                                     82,781
                                                   --------

                                       75
Continued

One Group Mutual Funds
Diversified International Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2001
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
COMMON STOCKS, CONTINUED:
UNITED STATES (0.0%):
      4     Claxson Interactive Group, Class A
              (b) ...............................  $      6
     45     Starmedia Network, Inc. (b) .........        17
      4     Transocean Sedco Forex, Inc. ........       135
                                                   --------
                                                        158
                                                   --------
  Total Common Stocks                               740,788
                                                   --------
CORPORATE BONDS (0.0%):
UNITED KINGDOM (0.0%):
 $   36     BG Transco Holdings PLC, 7.06%,
              12/14/09 * ........................        52
     36     BG Transco Holdings PLC, 4.19%,
              12/14/22 * ........................        60
     36     BG Transco Holdings PLC, 7.00%,
              12/16/24 ..........................        57
                                                   --------
  Total Corporate Bonds                                 169
                                                   --------
ISHARES (1.3%):
FRANCE (0.2%):
    100     MSCI France Index Fund ..............     1,875
                                                   --------
GERMANY (0.4%):
    225     MSCI Germany Index Fund .............     3,398
                                                   --------
JAPAN (0.5%):
    455     MSCI Japan Index Fund ...............     3,504
                                                   --------
UNITED KINGDOM (0.2%):
    110     MSCI United Kingdom Index Fund ......     1,616
                                                   --------
  Total iShares                                      10,393
                                                   --------
PREFERRED STOCKS (0.4%):
AUSTRALIA (0.3%):
    100     News Corp. Ltd. ADR .................     2,647
     12     News Corp., Ltd. ....................        77
                                                   --------
                                                      2,724
                                                   --------

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
PREFERRED STOCKS, CONTINUED:
BRAZIL (0.0%):
 57,000     Telecomunicacoes Brasileiras SA
              (b) ...............................  $      0
                                                   --------
GERMANY (0.1%):
     29     Man AG Vorzugsaktien ................       483
     10     RWE AG ..............................       278
                                                   --------
                                                        761
                                                   --------
  Total Preferred Stocks                              3,485
                                                   --------
RIGHTS (0.0%):
NORWAY (0.0%):
  5,461     Kvaerner ASA, Class A ...............       225
                                                   --------
SWITZERLAND (0.0%):
     19     Swiss Reinsurance Rights ............         0
                                                   --------
  Total Rights                                          225
                                                   --------
WARRANTS (0.0%):
THAILAND (0.0%):
     28     Siam Commercial Bank (b) ............         0
                                                   --------
  Total Warrants                                          0
                                                   --------
U.S. TREASURY OBLIGATIONS (0.6%):
U.S. Treasury Bills (0.1%):
 $  500     3/28/02 (c) .........................       498
                                                   --------
U.S. Treasury Notes (0.5%):
  4,000     6.50%, 3/31/02 (c) ..................     4,048
                                                   --------
  Total U.S. Treasury Obligations                     4,546
                                                   --------
INVESTMENT COMPANIES (3.7%):
 30,142     One Group Prime Money Market Fund,
              Class I ...........................    30,142
                                                   --------
  Total Investment Companies                         30,142
                                                   --------
Total (Cost $771,466)(a)                           $789,748
                                                   ========

------------
Percentages indicated are based on net assets of $821,361.

(a) Represents cost for financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows (amounts in thousands):

                   Unrealized appreciation......................  $ 145,977
                   Unrealized depreciation......................   (127,695)
                                                                  ---------
                   Net unrealized appreciation (depreciation)...  $  18,282
                                                                  =========

   Aggregate cost for federal income tax purposes is substantially the same.

(b) Non-income producing securities.

(c) Serves as collateral for Futures Contracts.

    Amounts shown as 0 rounded to less than 1,000.

                                       76
Continued

One Group Mutual Funds
Diversified International Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2001
(Amounts in thousands)
(Unaudited)

 * The interest rate for these variable rate securities, which will change periodically, is based upon prime rates or an index of market rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at December 31, 2001.

ADR        American Depository Receipt
GDR        Global Depository Receipt

The following represents the allocations by industry for common and preferred stocks based on net assets:

                                     INDUSTRY                     PERCENTAGE
                                     --------                     ----------
                   Business Equipment & Services................      3.7%
                   Capital Goods................................      3.2%
                   Consumer Durable.............................      2.3%
                   Consumer Non-Durable.........................      5.2%
                   Consumer Services............................      9.9%
                   Electrical...................................      8.1%
                   Energy.......................................      7.3%
                   Financial Services...........................     16.8%
                   Health Care..................................      7.2%
                   Leisure......................................      1.8%
                   Multi-Industry...............................      1.6%
                   Raw Materials................................      5.8%
                   Technology...................................     11.4%
                   Transportation...............................      3.2%
                   Utilities....................................      3.1%

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES                           DECEMBER 31, 2001
(Amounts in thousands, except per share amounts)
(Unaudited)

                                                             SMALL CAP   SMALL CAP    MID CAP      MID CAP     DIVERSIFIED
                                                              GROWTH       VALUE       GROWTH       VALUE        MID CAP
                                                               FUND        FUND         FUND         FUND         FUND
                                                             ---------   ---------   ----------   ----------   -----------
ASSETS:
Investments, at cost ......................................  $345,676    $442,135    $1,892,999   $1,254,091   $  905,556
Unrealized appreciation (depreciation) from investments ...    70,956      95,939       209,347      169,286      142,453
                                                             --------    --------    ----------   ----------   ----------
Investments, at value .....................................   416,632     538,074     2,102,346    1,423,377    1,048,009
Cash ......................................................    10,898          --            --        3,016          120
Interest and dividends receivable .........................       106         644           930        1,328          933
Receivable for capital shares issued ......................       136         670         1,038          332          298
Receivable from brokers for investments sold ..............       693       5,330         4,558        9,980           --
Collateral received for securities on loan ................    53,453      11,390       175,822       66,740      106,367
Prepaid expenses ..........................................         1           1             4            3            2
                                                             --------    --------    ----------   ----------   ----------
Total Assets ..............................................   481,919     556,109     2,284,698    1,504,776    1,155,729
                                                             --------    --------    ----------   ----------   ----------
LIABILITIES:
Dividends payable .........................................        --       1,154            --        1,850          277
Payable to brokers for investments purchased ..............        --       6,567         2,628        6,613           --
Payable for capital shares redeemed .......................        80          20           397          343          122
Options written, at value (premiums received $41) .........        --          --            --           16           --
Payable for return of collateral received for securities on
  loan ....................................................    53,453      11,390       175,822       66,740      106,367
Accrued expenses and other payables:
  Investment advisory fees ................................       255         319         1,166          873          650
  Administration fees .....................................        56          70           285          190          142
  Distribution fees .......................................        33          30           380           83           45
  Other ...................................................       143          94           760          461          355
                                                             --------    --------    ----------   ----------   ----------
Total Liabilities .........................................    54,020      19,644       181,438       77,169      107,958
                                                             --------    --------    ----------   ----------   ----------
NET ASSETS:
Capital ...................................................   428,976     435,147     2,150,606    1,254,095      900,763
Undistributed (distributions in excess of) net investment
  income ..................................................    (1,275)        (12)       (7,507)         (20)         (57)
Accumulated undistributed net realized gains (losses) from
  investments, options and futures transactions ...........   (70,758)      5,391      (249,186)       4,221        4,612
Net unrealized appreciation (depreciation) from
  investments, options and futures ........................    70,956      95,939       209,347      169,311      142,453
                                                             --------    --------    ----------   ----------   ----------
Net Assets ................................................  $427,899    $536,465    $2,103,260   $1,427,607   $1,047,771
                                                             ========    ========    ==========   ==========   ==========
NET ASSETS:
  Class I .................................................  $349,043    $460,719    $1,408,900   $1,226,534   $  879,503
  Class A .................................................    52,628      51,417       324,764      133,039      153,130
  Class B .................................................    24,227      16,018       308,556       62,129       12,749
  Class C .................................................     2,001       8,311        61,040        5,905        2,389
                                                             --------    --------    ----------   ----------   ----------
Total .....................................................  $427,899    $536,465    $2,103,260   $1,427,607   $1,047,771
                                                             ========    ========    ==========   ==========   ==========
OUTSTANDING UNITS OF BENEFICIAL INTEREST (SHARES):
  Class I .................................................    34,332      23,171        66,924       81,349       51,748
  Class A .................................................     5,222       2,633        15,795        8,789        9,123
  Class B .................................................     2,554         853        16,545        4,175          775
  Class C .................................................       206         444         3,020          397          145
                                                             --------    --------    ----------   ----------   ----------
Total .....................................................    42,314      27,101       102,284       94,710       61,791
                                                             ========    ========    ==========   ==========   ==========
Net Asset Value
  Class I -- Offering and redemption price per share ......  $  10.17    $  19.88    $    21.05   $    15.08   $    17.00
                                                             ========    ========    ==========   ==========   ==========
  Class A -- Redemption price per share ...................  $  10.08    $  19.53    $    20.56   $    15.14   $    16.78
                                                             ========    ========    ==========   ==========   ==========
    Maximum sales charge ..................................      5.25%       5.25%         5.25%        5.25%        5.25%
                                                             ========    ========    ==========   ==========   ==========
    Maximum offering price per share (100%/(100% - maximum
      sales charge) of net asset value adjusted to the
      nearest cent) .......................................  $  10.64    $  20.61    $    21.70   $    15.98   $    17.71
                                                             ========    ========    ==========   ==========   ==========
  Class B -- Offering price per share (a) .................  $   9.48    $  18.78    $    18.65   $    14.88   $    16.46
                                                             ========    ========    ==========   ==========   ==========
  Class C -- Offering price per share (a) .................  $   9.70    $  18.72    $    20.21   $    14.88   $    16.47
                                                             ========    ========    ==========   ==========   ==========

------------

(a) Redemption price for Class B and Class C shares varies based on the length of time the shares are held.
See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES                           DECEMBER 31, 2001
(Amounts in thousands, except per share amounts)
(Unaudited)

                                                             LARGE CAP    LARGE CAP     EQUITY    DIVERSIFIED
                                                               GROWTH       VALUE       INCOME      EQUITY      BALANCED
                                                                FUND         FUND        FUND        FUND         FUND
                                                             ----------   ----------   --------   -----------   --------
ASSETS:
Investments, at cost ......................................  $2,280,040   $1,277,901   $316,267   $1,724,823    $412,819
Unrealized appreciation (depreciation) from investments ...     660,712      113,440    286,341      304,818      40,083
                                                             ----------   ----------   --------   ----------    --------
Investments, at value .....................................   2,940,752    1,391,341    602,608    2,029,641     452,902
Cash ......................................................          --        5,186         74           --          --
Interest and dividends receivable .........................       2,672        1,358      1,166        2,020       1,861
Receivable for capital shares issued ......................       1,112           82        145          346         989
Receivable from brokers for investments sold ..............       1,533        7,345         --           --           1
Collateral received for securities on loan ................     120,991       72,376     23,813       98,437      37,177
Prepaid expenses ..........................................           6            3          1            4           1
                                                             ----------   ----------   --------   ----------    --------
Total Assets ..............................................   3,067,066    1,477,691    627,807    2,130,448     492,931
                                                             ----------   ----------   --------   ----------    --------
LIABILITIES:
Dividends payable .........................................          --        2,431        763        2,041         672
Payable to brokers for investments purchased ..............         763        4,873         --           --          --
Payable for capital shares redeemed .......................         562          154        108          155         130
Payable for return of collateral received for securities on
  loan ....................................................     120,991       72,376     23,813       98,437      37,177
Accrued expenses and other payables:
  Investment advisory fees ................................       1,596          875        362        1,251         193
  Administration fees .....................................         409          191         82          276          62
  Distribution fees .......................................         560           43        118           95         245
  Other ...................................................       1,030          329        354          633         245
                                                             ----------   ----------   --------   ----------    --------
Total Liabilities .........................................     125,911       81,272     25,600      102,888      38,724
                                                             ----------   ----------   --------   ----------    --------
NET ASSETS:
Capital ...................................................   3,012,180    1,372,196    309,725    1,727,287     422,423
Undistributed (distributions in excess of) net investment
  income ..................................................      (4,237)         (65)       (38)        (112)        (68)
Accumulated undistributed net realized gains (losses) from
  investments and futures transactions ....................    (727,500)     (89,152)     6,179       (4,433)     (8,231)
Net unrealized appreciation (depreciation) from investments
  and futures .............................................     660,712      113,440    286,341      304,818      40,083
                                                             ----------   ----------   --------   ----------    --------
Net Assets ................................................  $2,941,155   $1,396,419   $602,207   $2,027,560    $454,207
                                                             ==========   ==========   ========   ==========    ========
NET ASSETS:
  Class I .................................................  $2,015,193   $1,293,733   $396,335   $1,754,423    $ 73,834
  Class A .................................................     364,925       69,156     88,532      214,158     123,116
  Class B .................................................     530,949       29,436    116,164       42,112     255,874
  Class C .................................................      30,088        4,094      1,176       16,867       1,383
                                                             ----------   ----------   --------   ----------    --------
Total .....................................................  $2,941,155   $1,396,419   $602,207   $2,027,560    $454,207
                                                             ==========   ==========   ========   ==========    ========
OUTSTANDING UNITS OF BENEFICIAL INTEREST (SHARES):
  Class I .................................................     129,104       90,950     22,213      142,823       5,761
  Class A .................................................      22,820        4,825      4,978       17,491       9,598
  Class B .................................................      35,270        2,065      6,535        3,547      19,859
  Class C .................................................       2,016          287         66        1,410         107
                                                             ----------   ----------   --------   ----------    --------
Total .....................................................     189,210       98,127     33,792      165,271      35,325
                                                             ==========   ==========   ========   ==========    ========
Net Asset Value
  Class I -- Offering and redemption price per share ......  $    15.61   $    14.22   $  17.84   $    12.28    $  12.82
                                                             ==========   ==========   ========   ==========    ========
  Class A -- Redemption price per share ...................  $    15.99   $    14.33   $  17.78   $    12.24    $  12.83
                                                             ==========   ==========   ========   ==========    ========
    Maximum sales charge ..................................        5.25%        5.25%      5.25%        5.25%       5.25%
                                                             ==========   ==========   ========   ==========    ========
    Maximum offering price per share (100%/(100% - maximum
      sales charge) of net asset value adjusted to the
      nearest cent) .......................................  $    16.88   $    15.12   $  18.77   $    12.92    $  13.54
                                                             ==========   ==========   ========   ==========    ========
  Class B -- Offering price per share (a) .................  $    15.05   $    14.26   $  17.78   $    11.87    $  12.88
                                                             ==========   ==========   ========   ==========    ========
  Class C -- Offering price per share (a) .................  $    14.92   $    14.24   $  17.77   $    11.96    $  12.88
                                                             ==========   ==========   ========   ==========    ========

------------

(a) Redemption price for Class B and Class C shares varies based on the length of time the shares are held.

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES                           DECEMBER 31, 2001
(Amounts in thousands, except per share amounts)
(Unaudited)

                                                                 MARKET                   HEALTH    INTERNATIONAL    DIVERSIFIED
                                                    EQUITY     EXPANSION    TECHNOLOGY   SCIENCES      EQUITY       INTERNATIONAL
                                                  INDEX FUND   INDEX FUND      FUND        FUND      INDEX FUND         FUND
                                                  ----------   ----------   ----------   --------   -------------   -------------
ASSETS:
Investments, at cost ...........................  $1,995,727    $45,919      $ 58,612    $16,009      $606,516        $771,466
Unrealized appreciation (depreciation) from
 investments ...................................    937,456       5,132       (15,182)     1,114          (463)         18,282
                                                  ----------    -------      --------    -------      --------        --------
Investments, at value ..........................  2,933,183      51,051        43,430     17,123       606,053         789,748
Cash ...........................................         --          --             1         --            25              --
Foreign currency, at value (cost $0; $0; $0; $0;
 $16,137; $42,901) .............................         --          --            --         --        16,605          43,785
Interest and dividends receivable ..............      3,020          36            10         10         2,371           2,381
Receivable for capital shares issued ...........      2,017          60           190         76            11               6
Receivable from brokers for investments sold ...         --         198            --         --         2,134             960
Tax reclaim receivable .........................         --          --            --         --           314             234
Collateral received for securities on loan .....    193,405       1,852         1,916        478        64,212          62,568
Prepaid expenses ...............................          6          --            --         --             1               2
                                                  ----------    -------      --------    -------      --------        --------
Total Assets ...................................  3,131,631      53,197        45,547     17,687       691,726         899,684
                                                  ----------    -------      --------    -------      --------        --------
LIABILITIES:
Short Term Line of Credit Payable ..............         --          --            --         --         5,000              --
Dividends payable ..............................      5,585          35            --         --         5,198           8,274
Payable to brokers for investments purchased ...        289         473           330        105            --           5,910
Payable for capital shares redeemed ............        642           9            41         34            52             144
Net payable for variation margin on futures
 contracts .....................................        341          --            --         --           149             163
Payable for return of collateral received for
 securities on loan ............................    193,405       1,852         1,916        478        64,212          62,568
Accrued expenses and other payables:
 Investment advisory fees ......................        273           2            --         --           290             523
 Administration fees ...........................        248           2            --         --            85             111
 Distribution fees .............................        655           8            15          8            24              17
 Other .........................................      1,130          38           143         41           629             613
                                                  ----------    -------      --------    -------      --------        --------
Total Liabilities ..............................    202,568       2,419         2,445        666        75,639          78,323
                                                  ----------    -------      --------    -------      --------        --------
NET ASSETS:
Capital ........................................  2,118,414      45,509        78,141     16,332       650,778         865,502
Undistributed (distributions in excess of) net
 investment income .............................       (103)         (1)         (292)       (74)       (5,035)           (746)
Accumulated undistributed net realized gains
 (losses) from investments, options and futures
 transactions ..................................   (127,264)        138       (19,565)      (351)      (29,909)        (63,359)
Net unrealized appreciation (depreciation) from
 investments, options and futures ..............    938,016       5,132       (15,182)     1,114           253          19,964
                                                  ----------    -------      --------    -------      --------        --------
Net Assets .....................................  $2,929,063    $50,778      $ 43,102    $17,021      $616,087        $821,361
                                                  ==========    =======      ========    =======      ========        ========
NET ASSETS:
 Class I .......................................  $1,729,560    $35,003      $  4,444    $ 1,361      $567,938        $783,718
 Class A .......................................    576,886       5,948        28,408      8,241        26,186          29,141
 Class B .......................................    500,029       6,805         9,106      6,790        13,378           7,865
 Class C .......................................    122,588       3,022         1,144        629         8,585             637
                                                  ----------    -------      --------    -------      --------        --------
Total ..........................................  $2,929,063    $50,778      $ 43,102    $17,021      $616,087        $821,361
                                                  ==========    =======      ========    =======      ========        ========
OUTSTANDING UNITS OF BENEFICIAL INTEREST
 (SHARES):
 Class I .......................................     65,993       4,014           871        119        39,848          64,535
 Class A .......................................     22,010         683         5,592        722         1,838           2,405
 Class B .......................................     19,165         778         1,813        598           985             706
 Class C .......................................      4,692         354           228         56           610              57
                                                  ----------    -------      --------    -------      --------        --------
Total ..........................................    111,860       5,829         8,504      1,495        43,281          67,703
                                                  ==========    =======      ========    =======      ========        ========
Net Asset Value Class I -- Offering and
 redemption price per share ....................  $   26.21     $  8.72      $   5.10    $ 11.43      $  14.25        $  12.14
                                                  ==========    =======      ========    =======      ========        ========
 Class A -- Redemption price per share .........  $   26.21     $  8.71      $   5.08    $ 11.41      $  14.25        $  12.12
                                                  ==========    =======      ========    =======      ========        ========
   Maximum sales charge ........................       5.25%       5.25%         5.25%      5.25%         5.25%           5.25%
                                                  ==========    =======      ========    =======      ========        ========
   Maximum offering price per share
     (100%/(100% - maximum sales charge) of net
     asset value adjusted to the nearest
     cent) .....................................  $   27.66     $  9.19      $   5.36    $ 12.04      $  15.04        $  12.79
                                                  ==========    =======      ========    =======      ========        ========
 Class B -- Offering price per share (a) .......  $   26.09     $  8.75      $   5.02    $ 11.36      $  13.57        $  11.15
                                                  ==========    =======      ========    =======      ========        ========
 Class C -- Offering price per share (a) .......  $   26.13     $  8.54      $   5.03    $ 11.35      $  14.07        $  11.13
                                                  ==========    =======      ========    =======      ========        ========

------------

(a) Redemption price for Class B and Class C shares varies based on the length of time the shares are held.
See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS                      SIX MONTHS ENDED DECEMBER 31, 2001
(Amounts in thousands)
(Unaudited)

                                                          SMALL CAP   SMALL CAP   MID CAP    MID CAP    DIVERSIFIED
                                                           GROWTH       VALUE      GROWTH     VALUE       MID CAP
                                                            FUND        FUND        FUND       FUND        FUND
                                                          ---------   ---------   --------   --------   -----------
INVESTMENT INCOME:
Dividend income ........................................  $    679     $ 4,220    $  4,050   $ 10,484    $  5,672
Interest income ........................................         4           2          --         62          16
Income from securities lending .........................        93          48         383        165         187
                                                          --------     -------    --------   --------    --------
Total Income ...........................................       776       4,270       4,433     10,711       5,875
                                                          --------     -------    --------   --------    --------
EXPENSES:
Investment advisory fees ...............................     1,311       1,576       7,211      4,926       3,724
Administration fees ....................................       286         344       1,594      1,074         812
Distribution fees (Class A) ............................        89          78         545        215         273
Distribution fees (Class B) ............................       117          63       1,495        287          59
Distribution fees (Class C) ............................         8          22         293         21          10
Custodian fees .........................................        34          18          48         35          23
Legal and audit fees ...................................         5           5          13          8           6
Trustees' fees and expenses ............................         3           3          15          9           6
Transfer agent fees ....................................       186         125       1,439        350         279
Registration and filing fees ...........................        35          37         115         27          44
Printing and mailing costs .............................        25          27         156         77          52
Other ..................................................         9          11          10         13          13
                                                          --------     -------    --------   --------    --------
Total expenses before waivers ..........................     2,108       2,309      12,934      7,042       5,301
Less waivers from Investment Advisor and/or affiliates
  (a) ..................................................       (61)        (78)     (1,022)      (149)       (164)
                                                          --------     -------    --------   --------    --------
Net Expenses ...........................................     2,047       2,231      11,912      6,893       5,137
                                                          --------     -------    --------   --------    --------
Net Investment Income (Loss) ...........................    (1,271)      2,039      (7,479)     3,818         738
                                                          --------     -------    --------   --------    --------
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS,
  OPTIONS AND FUTURES:
Net realized gains (losses) from investments, options
  and futures transactions .............................   (20,165)      9,719     (66,862)    20,325      11,588
Net change in unrealized appreciation (depreciation)
  from investments, options and futures ................    17,628      32,225     (20,522)   (42,219)    (45,884)
                                                          --------     -------    --------   --------    --------
Net realized/unrealized gains (losses) on investments,
  options and futures ..................................    (2,537)     41,944     (87,384)   (21,894)    (34,296)
                                                          --------     -------    --------   --------    --------
Change in net assets resulting from operations .........  $ (3,808)    $43,983    $(94,863)  $(18,076)   $(33,558)
                                                          ========     =======    ========   ========    ========

------------
(a) Waivers include voluntary and contractual fee reductions.

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS                      SIX MONTHS ENDED DECEMBER 31, 2001
(Amounts in thousands)
(Unaudited)

                                                          LARGE CAP   LARGE CAP    EQUITY    DIVERSIFIED
                                                           GROWTH       VALUE      INCOME      EQUITY      BALANCED
                                                            FUND        FUND        FUND        FUND         FUND
                                                          ---------   ---------   --------   -----------   --------
INVESTMENT INCOME:
Dividend income ........................................  $  12,959   $  11,880   $  7,690    $ 14,047     $  1,943
Interest income ........................................          6          --         81          12        5,931
Income from securities lending .........................        201         178         38         138           59
                                                          ---------   ---------   --------    --------     --------
Total Income ...........................................     13,166      12,058      7,809      14,197        7,933
                                                          ---------   ---------   --------    --------     --------
EXPENSES:
Investment advisory fees ...............................     10,383       5,373      2,298       7,175        1,512
Administration fees ....................................      2,376       1,172        501       1,584          375
Distribution fees (Class A) ............................        648         131        157         376          215
Distribution fees (Class B) ............................      2,726         147        596         211        1,311
Distribution fees (Class C) ............................        155          19          6          85            7
Custodian fees .........................................         53          29         11          39           19
Legal and audit fees ...................................         15           9          4          11            5
Trustees' fees and expenses ............................         21          11          4          14            3
Transfer agent fees ....................................      2,425         381        246         691          391
Registration and filing fees ...........................         69          44         22          41           31
Printing and mailing costs .............................        229          90         37         123           37
Other ..................................................         27          18          9          20           19
                                                          ---------   ---------   --------    --------     --------
Total expenses before waivers ..........................     19,127       7,424      3,891      10,370        3,925
Less waivers from Investment Advisor and/or affiliates
  (a) ..................................................     (1,784)        (74)      (121)       (342)        (383)
                                                          ---------   ---------   --------    --------     --------
Net Expenses ...........................................     17,343       7,350      3,770      10,028        3,542
                                                          ---------   ---------   --------    --------     --------
Net Investment Income (Loss) ...........................     (4,177)      4,708      4,039       4,169        4,391
                                                          ---------   ---------   --------    --------     --------
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS AND
  FUTURES:
Net realized gains (losses) from investments and futures
  transactions .........................................   (158,514)    (45,822)    11,305      (4,032)      (2,261)
Net change in unrealized appreciation (depreciation)
  from investments and futures .........................   (119,041)   (131,213)   (30,036)    (91,530)      (9,933)
                                                          ---------   ---------   --------    --------     --------
Net realized/unrealized gains (losses) on investments
  and futures ..........................................   (277,555)   (177,035)   (18,731)    (95,562)     (12,194)
                                                          ---------   ---------   --------    --------     --------
Change in net assets resulting from operations .........  $(281,732)  $(172,327)  $(14,692)   $(91,393)    $ (7,803)
                                                          =========   =========   ========    ========     ========

------------
(a) Waivers include voluntary and contractual fee reductions.

See notes to financial statements.

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--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS                      SIX MONTHS ENDED DECEMBER 31, 2001
(Amounts in thousands)
(Unaudited)

                                                         MARKET                     HEALTH     INTERNATIONAL    DIVERSIFIED
                                            EQUITY      EXPANSION    TECHNOLOGY    SCIENCES       EQUITY       INTERNATIONAL
                                          INDEX FUND      FUND          FUND         FUND       INDEX FUND         FUND
                                          ----------    ---------    ----------    --------    -------------   -------------
INVESTMENT INCOME:
Dividend income ........................  $  20,749       $214        $    53       $  43        $  4,157        $  4,848
Interest income ........................         40          2              1           2              --             621
Foreign tax withholding ................         --         --             --          --            (308)           (489)
Income from securities lending .........        305          5              2           4             250             265
                                          ---------       ----        -------       -----        --------        --------
Total Income ...........................     21,094        221             56          49           4,099           5,245
                                          ---------       ----        -------       -----        --------        --------
EXPENSES:
Investment advisory fees ...............      4,384         74            206          55           1,757           3,130
Administration fees ....................      2,357         34             33          10             515             631
Distribution fees (Class A) ............      1,072          7             49          11              48              53
Distribution fees (Class B) ............      2,542         27             41          25              71              40
Distribution fees (Class C) ............        616          9              5           3              46               3
Custodian fees .........................         75         16              5           4             177             288
Interest expense .......................         --         --             --          --               6              --
Legal and audit fees ...................         14          4              3           3               6               5
Trustees' fees and expenses ............         20         --             --          --               5               5
Transfer agent fees ....................      1,585         23            162          36             205             109
Registration and filing fees ...........         45         29             58          32              38              38
Printing and mailing costs .............        188          4              8          --              42              38
Offering costs .........................         --         --             --          17              --              --
Other ..................................         31         25              5           3              63              35
                                          ---------       ----        -------       -----        --------        --------
Total expenses before waivers and
  reimbursements .......................     12,929        252            575         199           2,979           4,375
Less waivers from Investment Advisor
  and/or affiliates (a) ................     (3,891)       (90)          (227)        (76)            (43)           (186)
                                          ---------       ----        -------       -----        --------        --------
Net Expenses ...........................      9,038        162            348         123           2,936           4,189
                                          ---------       ----        -------       -----        --------        --------
Net Investment Income (Loss) ...........     12,056         59           (292)        (74)          1,163           1,056
                                          ---------       ----        -------       -----        --------        --------
REALIZED/UNREALIZED GAINS (LOSSES) FROM
  INVESTMENTS AND FUTURES:
Net realized gains (losses) from
  investments, options and futures
  transactions .........................    (42,341)       162         (6,754)       (351)        (18,883)        (51,551)
Net change in unrealized appreciation
  (depreciation) from investments,
  options and futures ..................   (155,478)       137            389         402         (53,010)         (1,664)
                                          ---------       ----        -------       -----        --------        --------
Net realized/unrealized gains (losses)
  on investments, options and futures...   (197,819)       299         (6,365)         51         (71,893)        (53,215)
                                          ---------       ----        -------       -----        --------        --------
Change in net assets resulting from
  operations ...........................  $(185,763)      $358        $(6,657)      $ (23)       $(70,730)       $(52,159)
                                          =========       ====        =======       =====        ========        ========

------------
(a) Waivers include voluntary and contractual fee reductions.

See notes to financial statements.

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--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
(Amounts in thousands)

                                              SMALL CAP                 SMALL CAP                   MID CAP
                                             GROWTH FUND               VALUE FUND                 GROWTH FUND
                                       -----------------------   -----------------------   -------------------------
                                        SIX MONTHS      YEAR      SIX MONTHS      YEAR      SIX MONTHS       YEAR
                                          ENDED        ENDED        ENDED        ENDED        ENDED         ENDED
                                       DECEMBER 31,   JUNE 30,   DECEMBER 31,   JUNE 30,   DECEMBER 31,    JUNE 30,
                                           2001         2001         2001         2001         2001          2001
                                       ------------   --------   ------------   --------   ------------   ----------
                                       (UNAUDITED)               (UNAUDITED)               (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
    Net investment income (loss) ....    $ (1,271)    $ (2,455)    $  2,039     $  3,462    $   (7,479)   $  (18,601)
    Net realized gains (losses) from
      investments, options and
      futures transactions ..........     (20,165)     (33,249)       9,719       24,483       (66,862)     (132,257)
    Net change in unrealized
      appreciation (depreciation)
      from investments and
      futures .......................      17,628        2,243       32,225       66,708       (20,522)     (191,653)
                                         --------     --------     --------     --------    ----------    ----------
Change in net assets resulting from
  operations ........................      (3,808)     (33,461)      43,983       94,653       (94,863)     (342,511)
                                         --------     --------     --------     --------    ----------    ----------
DISTRIBUTIONS TO CLASS I
  SHAREHOLDERS:
    From net investment income ......          --           --       (1,851)      (3,215)           --            --
    From net realized gains .........          --      (28,227)     (19,484)          --        (4,599)     (235,730)
DISTRIBUTIONS TO CLASS A
  SHAREHOLDERS:
    From net investment income ......          --           --         (164)        (248)           --            --
    From net realized gains .........          --       (7,977)      (2,543)          --        (1,165)      (53,128)
DISTRIBUTIONS TO CLASS B
  SHAREHOLDERS:
    From net investment income ......          --           --           (6)         (23)           --            --
    From net realized gains .........          --       (3,453)        (737)          --        (1,228)      (53,386)
DISTRIBUTIONS TO CLASS C
  SHAREHOLDERS:
    From net investment income ......          --           --           (9)          (3)           --            --
    From net realized gains .........          --         (109)        (208)          --          (222)       (9,987)
                                         --------     --------     --------     --------    ----------    ----------
Change in net assets from shareholder
  distributions .....................          --      (39,766)     (25,002)      (3,489)       (7,214)     (352,231)
                                         --------     --------     --------     --------    ----------    ----------
CAPITAL TRANSACTIONS:
Change in net assets from capital
  transactions ......................      73,821       77,016      143,327       85,764        49,501       501,319
                                         --------     --------     --------     --------    ----------    ----------
Change in net assets ................      70,013        3,789      162,308      176,928       (52,576)     (193,423)
NET ASSETS:
    Beginning of period .............     357,886      354,097      374,157      197,229     2,155,836     2,349,259
                                         --------     --------     --------     --------    ----------    ----------
    End of period ...................    $427,899     $357,886     $536,465     $374,157    $2,103,260    $2,155,836
                                         ========     ========     ========     ========    ==========    ==========

See notes to financial statements.

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--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
(Amounts in thousands)

                                                MID CAP                   DIVERSIFIED                  LARGE CAP
                                              VALUE FUND                 MID CAP FUND                 GROWTH FUND
                                       -------------------------   -------------------------   --------------------------
                                        SIX MONTHS       YEAR       SIX MONTHS       YEAR       SIX MONTHS       YEAR
                                          ENDED         ENDED         ENDED         ENDED         ENDED          ENDED
                                       DECEMBER 31,    JUNE 30,    DECEMBER 31,    JUNE 30,    DECEMBER 31,    JUNE 30,
                                           2001          2001          2001          2001          2001          2001
                                       ------------   ----------   ------------   ----------   ------------   -----------
                                       (UNAUDITED)                 (UNAUDITED)                 (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
    Net investment income (loss) ....   $    3,818    $    8,779    $      738    $    1,472    $   (4,177)   $   (24,520)
    Net realized gains (losses) from
      investments, options and
      futures transactions ..........       20,325       112,537        11,588        95,460      (158,514)      (547,753)
    Net change in unrealized
      appreciation (depreciation)
      from investments, options and
      futures .......................      (42,219)      209,940       (45,884)      (32,370)     (119,041)    (1,036,884)
                                        ----------    ----------    ----------    ----------    ----------    -----------
Change in net assets resulting from
  operations ........................      (18,076)      331,256       (33,558)       64,562      (281,732)    (1,609,157)
                                        ----------    ----------    ----------    ----------    ----------    -----------
DISTRIBUTIONS TO CLASS I
  SHAREHOLDERS:
    From net investment income ......       (3,497)       (8,329)         (696)       (1,545)           --             --
    From net realized gains .........      (96,280)      (48,965)      (43,129)     (179,075)           --       (104,822)
DISTRIBUTIONS TO CLASS A
  SHAREHOLDERS:
    From net investment income ......         (223)         (541)           --            (8)           --             --
    From net realized gains .........      (10,281)       (4,437)       (8,352)      (44,969)           --        (22,024)
DISTRIBUTIONS TO CLASS B
  SHAREHOLDERS:
    From net investment income ......           --            --            --            --            --             --
    From net realized gains .........       (4,827)       (1,707)         (612)       (3,662)           --        (34,243)
DISTRIBUTIONS TO CLASS C
  SHAREHOLDERS:
    From net investment income ......           --            (1)           --            --            --             --
    From net realized gains .........         (300)          (11)          (93)          (91)           --         (2,022)
                                        ----------    ----------    ----------    ----------    ----------    -----------
Change in net assets from shareholder
  distributions .....................     (115,408)      (63,991)      (52,882)     (229,350)           --       (163,111)
                                        ----------    ----------    ----------    ----------    ----------    -----------
CAPITAL TRANSACTIONS:
Change in net assets from capital
  transactions ......................      197,229        10,563        52,492       189,045        96,570         84,132
                                        ----------    ----------    ----------    ----------    ----------    -----------
Change in net assets ................       63,745       278,828       (33,948)       24,257      (185,162)    (1,688,136)
NET ASSETS:
    Beginning of period .............    1,363,862     1,086,034     1,081,719     1,057,462     3,126,317      4,814,453
                                        ----------    ----------    ----------    ----------    ----------    -----------
    End of period ...................   $1,427,607    $1,363,862    $1,047,771    $1,081,719    $2,941,155    $ 3,126,317
                                        ==========    ==========    ==========    ==========    ==========    ===========

See notes to financial statements.

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--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
(Amounts in thousands)

                                               LARGE CAP                    EQUITY                   DIVERSIFIED
                                              VALUE FUND                 INCOME FUND                 EQUITY FUND
                                       -------------------------   ------------------------   -------------------------
                                        SIX MONTHS       YEAR       SIX MONTHS      YEAR       SIX MONTHS       YEAR
                                          ENDED         ENDED         ENDED         ENDED        ENDED         ENDED
                                       DECEMBER 31,    JUNE 30,    DECEMBER 31,   JUNE 30,    DECEMBER 31,    JUNE 30,
                                           2001          2001          2001         2001          2001          2001
                                       ------------   ----------   ------------   ---------   ------------   ----------
                                       (UNAUDITED)                 (UNAUDITED)                (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
    Net investment income (loss) ....   $    4,708    $   10,992     $  4,039     $   7,642    $    4,169    $    4,272
    Net realized gains (losses) from
      investments and futures
      transactions ..................      (45,822)       (2,886)      11,305        69,276        (4,032)        8,602
    Net change in unrealized
      appreciation (depreciation)
      from investments and
      futures .......................     (131,213)      108,964      (30,036)      (42,436)      (91,530)     (285,525)
                                        ----------    ----------     --------     ---------    ----------    ----------
Change in net assets resulting from
  operations ........................     (172,327)      117,070      (14,692)       34,482       (91,393)     (272,651)
                                        ----------    ----------     --------     ---------    ----------    ----------
DISTRIBUTIONS TO CLASS I
  SHAREHOLDERS:
    From net investment income ......       (4,503)      (10,891)      (3,075)       (6,138)       (3,798)       (4,377)
    From net realized gains .........      (15,797)      (37,195)     (23,541)      (62,771)       (5,305)      (30,214)
DISTRIBUTIONS TO CLASS A
  SHAREHOLDERS:
    From net investment income ......         (156)         (287)        (566)         (992)         (210)         (114)
    From net realized gains .........         (871)       (1,176)      (5,139)      (12,075)         (698)       (4,805)
DISTRIBUTIONS TO CLASS B
  SHAREHOLDERS:
    From net investment income ......           --            --         (364)         (563)           --            --
    From net realized gains .........         (340)         (657)      (6,844)      (16,449)         (141)         (896)
DISTRIBUTIONS TO CLASS C
  SHAREHOLDERS:
    From net investment income ......           --            --           (4)           (6)           --            --
    From net realized gains .........          (43)          (67)         (67)         (155)          (56)         (279)
                                        ----------    ----------     --------     ---------    ----------    ----------
Change in net assets from shareholder
  distributions .....................      (21,710)      (50,273)     (39,600)      (99,149)      (10,208)      (40,685)
                                        ----------    ----------     --------     ---------    ----------    ----------
CAPITAL TRANSACTIONS:
Change in net assets from capital
  transactions ......................      (66,513)       41,985       (5,496)     (104,405)       90,268        85,876
                                        ----------    ----------     --------     ---------    ----------    ----------
Change in net assets ................     (260,550)      108,782      (59,788)     (169,072)      (11,333)     (227,460)
NET ASSETS:
    Beginning of period .............    1,656,969     1,548,187      661,995       831,067     2,038,893     2,266,353
                                        ----------    ----------     --------     ---------    ----------    ----------
    End of period ...................   $1,396,419    $1,656,969     $602,207     $ 661,995    $2,027,560    $2,038,893
                                        ==========    ==========     ========     =========    ==========    ==========

See notes to financial statements.

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--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
(Amounts in thousands)

                                              BALANCED                    EQUITY                     MARKET
                                                FUND                    INDEX FUND               EXPANSION FUND
                                       -----------------------   -------------------------   -----------------------
                                        SIX MONTHS      YEAR      SIX MONTHS       YEAR       SIX MONTHS      YEAR
                                          ENDED        ENDED        ENDED         ENDED         ENDED        ENDED
                                       DECEMBER 31,   JUNE 30,   DECEMBER 31,    JUNE 30,    DECEMBER 31,   JUNE 30,
                                           2001         2001         2001          2001          2001         2001
                                       ------------   --------   ------------   ----------   ------------   --------
                                       (UNAUDITED)               (UNAUDITED)                 (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
    Net investment income (loss) ....    $  4,391     $ 10,136    $   12,056    $   20,539     $    59      $   172
    Net realized gains (losses) from
      investments and futures
      transactions ..................      (2,261)       4,858       (42,341)      (21,432)        162          960
    Net change in unrealized
      appreciation (depreciation)
      from investments and
      futures .......................      (9,933)     (37,431)     (155,478)     (566,175)        137        1,887
                                         --------     --------    ----------    ----------     -------      -------
Change in net assets resulting from
  operations ........................      (7,803)     (22,437)     (185,763)     (567,068)        358        3,019
                                         --------     --------    ----------    ----------     -------      -------
DISTRIBUTIONS TO CLASS I
  SHAREHOLDERS:
    From net investment income ......      (1,006)      (2,419)       (9,244)      (15,836)        (56)        (164)
    From net realized gains .........          --           --            --            --        (132)      (2,937)
DISTRIBUTIONS TO CLASS A
  SHAREHOLDERS:
    From net investment income ......      (1,427)      (3,139)       (2,478)       (4,821)         (3)          (9)
    From net realized gains .........          --           --            --            --         (17)        (238)
DISTRIBUTIONS TO CLASS B
  SHAREHOLDERS:
    From net investment income ......      (2,040)      (4,579)         (226)           --          --           --
    From net realized gains .........          --           --            --            --         (22)        (303)
DISTRIBUTIONS TO CLASS C
  SHAREHOLDERS:
    From net investment income ......         (11)         (20)          (59)           --          --           --(a)
    From net realized gains .........          --           --            --            --          (5)         (25)
                                         --------     --------    ----------    ----------     -------      -------
Change in net assets from shareholder
  distributions .....................      (4,484)     (10,157)      (12,007)      (20,657)       (235)      (3,676)
                                         --------     --------    ----------    ----------     -------      -------
CAPITAL TRANSACTIONS:
Change in net assets from capital
  transactions ......................     (24,702)     (50,191)      (31,214)       30,166       9,576        8,296
                                         --------     --------    ----------    ----------     -------      -------
Change in net assets ................     (36,989)     (82,785)     (228,984)     (557,559)      9,699        7,639
NET ASSETS:
    Beginning of period .............     491,196      573,981     3,158,047     3,715,606      41,079       33,440
                                         --------     --------    ----------    ----------     -------      -------
    End of period ...................    $454,207     $491,196    $2,929,063    $3,158,047     $50,778      $41,079
                                         ========     ========    ==========    ==========     =======      =======

------------
(a) Amount is less than $1,000.

See notes to financial statements.

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--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
(Amounts in thousands)

                                                    TECHNOLOGY              HEALTH SCIENCES          INTERNATIONAL EQUITY
                                                       FUND                       FUND                    INDEX FUND
                                              -----------------------   ------------------------   ------------------------
                                               SIX MONTHS    JULY 28,    SIX MONTHS    MARCH 23,    SIX MONTHS      YEAR
                                                 ENDED       2000 TO       ENDED        2001 TO       ENDED         ENDED
                                              DECEMBER 31,   JUNE 30,   DECEMBER 31,   JUNE 30,    DECEMBER 31,   JUNE 30,
                                                  2001       2001 (A)       2001       2001 (A)        2001         2001
                                              ------------   --------   ------------   ---------   ------------   ---------
                                              (UNAUDITED)               (UNAUDITED)                (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
   Net investment income (loss) ............    $  (292)     $  (621)     $   (74)      $  (19)      $  1,163     $   9,063
   Net realized gains (losses) from
     investments and futures
     transactions ..........................     (6,754)     (12,660)        (351)          39        (18,883)       (4,794)
   Net change in unrealized appreciation
     (depreciation) from investments and
     futures ...............................        389      (15,571)         402          712        (53,010)     (231,125)
                                                -------      --------     -------       ------       --------     ---------
Change in net assets resulting from
 operations ................................     (6,657)     (28,852)         (23)         732        (70,730)     (226,856)
                                                -------      --------     -------       ------       --------     ---------
DISTRIBUTIONS TO CLASS I SHAREHOLDERS:
   From net investment income ..............         --           --           --           --         (4,925)       (7,371)
   From net realized gains .................         --           --           (3)          --             --        (1,797)
DISTRIBUTIONS TO CLASS A SHAREHOLDERS:
   From net investment income ..............         --           --           --           --           (193)         (360)
   From net realized gains .................         --           --          (18)          --             --          (126)
DISTRIBUTIONS TO CLASS B SHAREHOLDERS:
   From net investment income ..............         --           --           --           --            (51)           --
   From net realized gains .................         --           --          (13)          --             --           (61)
DISTRIBUTIONS TO CLASS C SHAREHOLDERS:
   From net investment income ..............         --           --           --           --            (30)          (18)
   From net realized gains .................         --           --           (2)          --             --           (29)
                                                -------      --------     -------       ------       --------     ---------
Change in net assets from shareholder
 distributions .............................         --           --          (36)          --         (5,199)       (9,762)
                                                -------      --------     -------       ------       --------     ---------
CAPITAL TRANSACTIONS:
Change in net assets from capital
 transactions ..............................      2,451       76,160        7,362        8,986         (2,856)       27,417
                                                -------      --------     -------       ------       --------     ---------
Change in net assets .......................     (4,206)      47,308        7,303        9,718        (78,785)     (209,201)
NET ASSETS:
   Beginning of period .....................     47,308           --        9,718           --        694,872       904,073
                                                -------      --------     -------       ------       --------     ---------
   End of period ...........................    $43,102      $47,308      $17,021       $9,718       $616,087     $ 694,872
                                                =======      ========     =======       ======       ========     =========

                                                    DIVERSIFIED
                                                 INTERNATIONAL FUND
                                              ------------------------
                                               SIX MONTHS      YEAR
                                                 ENDED         ENDED
                                              DECEMBER 31,   JUNE 30,
                                                  2001         2001
                                              ------------   ---------
                                              (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
   Net investment income (loss) ............    $  1,056     $   9,790
   Net realized gains (losses) from
     investments and futures
     transactions ..........................     (51,551)      (10,364)
   Net change in unrealized appreciation
     (depreciation) from investments and
     futures ...............................      (1,664)     (245,045)
                                                --------     ---------
Change in net assets resulting from
 operations ................................     (52,159)     (245,619)
                                                --------     ---------
DISTRIBUTIONS TO CLASS I SHAREHOLDERS:
   From net investment income ..............      (7,964)       (4,905)
   From net realized gains .................          --       (14,786)
DISTRIBUTIONS TO CLASS A SHAREHOLDERS:
   From net investment income ..............        (259)          (69)
   From net realized gains .................          --          (601)
DISTRIBUTIONS TO CLASS B SHAREHOLDERS:
   From net investment income ..............         (47)           --
   From net realized gains .................          --          (137)
DISTRIBUTIONS TO CLASS C SHAREHOLDERS:
   From net investment income ..............          (4)           --
   From net realized gains .................          --           (15)
                                                --------     ---------
Change in net assets from shareholder
 distributions .............................      (8,274)      (20,513)
                                                --------     ---------
CAPITAL TRANSACTIONS:
Change in net assets from capital
 transactions ..............................      46,504       206,061
                                                --------     ---------
Change in net assets .......................     (13,929)      (60,071)
NET ASSETS:
   Beginning of period .....................     835,290       895,361
                                                --------     ---------
   End of period ...........................    $821,361     $ 835,290
                                                ========     =========

------------

(a) Period from commencement of operations.

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
SCHEDULES OF CAPITAL STOCK ACTIVITY
(Amounts in thousands)

                                                         SMALL CAP                     SMALL CAP
                                                        GROWTH FUND                    VALUE FUND
                                                  ------------------------      ------------------------
                                                   SIX MONTHS       YEAR         SIX MONTHS       YEAR
                                                     ENDED         ENDED           ENDED         ENDED
                                                  DECEMBER 31,    JUNE 30,      DECEMBER 31,    JUNE 30,
                                                      2001          2001            2001          2001
                                                  ------------    --------      ------------    --------
                                                  (UNAUDITED)                   (UNAUDITED)
CAPITAL TRANSACTIONS:
CLASS I SHARES:
 Proceeds from shares issued ...................    $113,101      $124,395        $135,492      $109,697
 Dividends reinvested ..........................          --       23,418            5,746        1,021
 Cost of shares redeemed .......................     (37,523)     (75,335)         (18,974)     (51,110)
                                                    --------      --------        --------      --------
 Change in net assets from Class I capital
   transactions ................................    $ 75,578      $72,478         $122,264      $59,608
                                                    ========      ========        ========      ========
CLASS A SHARES:
 Proceeds from shares issued ...................    $  9,596      $35,335         $ 17,492      $32,236
 Dividends reinvested ..........................          --        7,869            2,263          171
 Cost of shares redeemed .......................     (11,397)     (43,854)         (10,364)     (13,873)
                                                    --------      --------        --------      --------
 Change in net assets from Class A capital
   transactions ................................    $ (1,801)     $  (650)        $  9,391      $18,534
                                                    ========      ========        ========      ========
CLASS B SHARES:
 Proceeds from shares issued ...................    $  2,081      $ 9,532         $  6,497      $ 7,112
 Dividends reinvested ..........................          --        3,419              705           18
 Cost of shares redeemed .......................      (2,560)      (8,694)          (1,897)        (899)
                                                    --------      --------        --------      --------
 Change in net assets from Class B capital
   transactions ................................    $   (479)     $ 4,257         $  5,305      $ 6,231
                                                    ========      ========        ========      ========
CLASS C SHARES:
 Proceeds from shares issued ...................    $    687      $ 1,173         $  6,457      $ 1,448
 Dividends reinvested ..........................          --          109              150            1
 Cost of shares redeemed .......................        (164)        (351)            (240)         (58)
                                                    --------      --------        --------      --------
 Change in net assets from Class C capital
   transactions ................................    $    523      $   931         $  6,367      $ 1,391
                                                    ========      ========        ========      ========
SHARE TRANSACTIONS:
CLASS I SHARES:
 Issued ........................................      12,053       11,627            7,426        6,297
 Reinvested ....................................          --        2,094              305           63
 Redeemed ......................................      (3,945)      (7,046)          (1,036)      (2,977)
                                                    --------      --------        --------      --------
 Change in Class I Shares ......................       8,108        6,675            6,695        3,383
                                                    ========      ========        ========      ========
CLASS A SHARES:
 Issued ........................................         995        3,345              967        1,845
 Reinvested ....................................          --          709              122           11
 Redeemed ......................................      (1,183)      (4,210)            (572)        (829)
                                                    --------      --------        --------      --------
 Change in Class A Shares ......................        (188)        (156)             517        1,027
                                                    ========      ========        ========      ========
CLASS B SHARES:
 Issued ........................................         232          893              370          419
 Reinvested ....................................          --          324               39            1
 Redeemed ......................................        (289)        (858)            (113)         (57)
                                                    --------      --------        --------      --------
 Change in Class B Shares ......................         (57)         359              296          363
                                                    ========      ========        ========      ========
CLASS C SHARES:
 Issued ........................................          75          111              367           83
 Reinvested ....................................          --           10                8           --(a)
 Redeemed ......................................         (18)         (33)             (14)          (4)
                                                    --------      --------        --------      --------
 Change in Class C Shares ......................          57           88              361           79
                                                    ========      ========        ========      ========

                                                           MID CAP
                                                         GROWTH FUND
                                                  -------------------------
                                                   SIX MONTHS       YEAR
                                                     ENDED          ENDED
                                                  DECEMBER 31,    JUNE 30,
                                                      2001          2001
                                                  ------------    ---------
                                                  (UNAUDITED)
CAPITAL TRANSACTIONS:
CLASS I SHARES:
 Proceeds from shares issued ...................   $ 174,026      $ 344,773
 Dividends reinvested ..........................       3,915        197,181
 Cost of shares redeemed .......................    (125,846)      (293,980)
                                                   ---------      ---------
 Change in net assets from Class I capital
   transactions ................................   $  52,095      $ 247,974
                                                   =========      =========
CLASS A SHARES:
 Proceeds from shares issued ...................   $  57,744      $ 193,592
 Dividends reinvested ..........................       1,130         51,712
 Cost of shares redeemed .......................     (55,156)      (141,466)
                                                   ---------      ---------
 Change in net assets from Class A capital
   transactions ................................   $   3,718      $ 103,838
                                                   =========      =========
CLASS B SHARES:
 Proceeds from shares issued ...................   $  13,625      $ 125,100
 Dividends reinvested ..........................       1,196         52,672
 Cost of shares redeemed .......................     (20,781)       (50,031)
                                                   ---------      ---------
 Change in net assets from Class B capital
   transactions ................................   $  (5,960)     $ 127,741
                                                   =========      =========
CLASS C SHARES:
 Proceeds from shares issued ...................   $   8,880      $  31,020
 Dividends reinvested ..........................         216          9,909
 Cost of shares redeemed .......................      (9,448)       (19,163)
                                                   ---------      ---------
 Change in net assets from Class C capital
   transactions ................................   $    (352)     $  21,766
                                                   =========      =========
SHARE TRANSACTIONS:
CLASS I SHARES:
 Issued ........................................       8,867         14,444
 Reinvested ....................................         190          7,368
 Redeemed ......................................      (6,241)       (12,353)
                                                   ---------      ---------
 Change in Class I Shares ......................       2,816          9,459
                                                   =========      =========
CLASS A SHARES:
 Issued ........................................       2,952          8,024
 Reinvested ....................................          56          1,972
 Redeemed ......................................      (2,870)        (6,083)
                                                   ---------      ---------
 Change in Class A Shares ......................         138          3,913
                                                   =========      =========
CLASS B SHARES:
 Issued ........................................         770          5,458
 Reinvested ....................................          65          2,190
 Redeemed ......................................      (1,198)        (2,396)
                                                   ---------      ---------
 Change in Class B Shares ......................        (363)         5,252
                                                   =========      =========
CLASS C SHARES:
 Issued ........................................         467          1,276
 Reinvested ....................................          11            381
 Redeemed ......................................        (508)          (822)
                                                   ---------      ---------
 Change in Class C Shares ......................         (30)           835
                                                   =========      =========

------------

(a) Amount is less than 1,000.

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
SCHEDULES OF CAPITAL STOCK ACTIVITY
(Amounts in thousands)

                                                           MID CAP                      DIVERSIFIED
                                                         VALUE FUND                    MID CAP FUND
                                                  -------------------------      -------------------------
                                                   SIX MONTHS       YEAR          SIX MONTHS       YEAR
                                                     ENDED          ENDED           ENDED          ENDED
                                                  DECEMBER 31,    JUNE 30,       DECEMBER 31,    JUNE 30,
                                                      2001          2001             2001          2001
                                                  ------------    ---------      ------------    ---------
                                                  (UNAUDITED)                    (UNAUDITED)
CAPITAL TRANSACTIONS:
CLASS I SHARES:
 Proceeds from shares issued ...................    $143,187      $ 165,924        $101,697      $ 185,842
 Dividends reinvested ..........................      82,203         10,255          39,364        165,352
 Cost of shares redeemed .......................     (64,195)      (195,337)        (81,832)      (164,123)
                                                    --------      ---------        --------      ---------
 Change in net assets from Class I capital
   transactions ................................    $161,195      $ (19,158)       $ 59,229      $ 187,071
                                                    ========      =========        ========      =========
CLASS A SHARES:
 Proceeds from shares issued ...................    $ 33,937      $  61,361        $ 13,839      $  80,630
 Dividends reinvested ..........................       9,940          4,666           7,916         42,559
 Cost of shares redeemed .......................     (22,374)       (52,615)        (30,781)      (131,857)
                                                    --------      ---------        --------      ---------
 Change in net assets from Class A capital
   transactions ................................    $ 21,503      $  13,412        $ (9,026)     $  (8,668)
                                                    ========      =========        ========      =========
CLASS B SHARES:
 Proceeds from shares issued ...................    $  9,802      $  18,500        $  1,945      $   9,786
 Dividends reinvested ..........................       4,631          1,666             588          3,595
 Cost of shares redeemed .......................      (3,235)        (6,290)           (951)        (4,537)
                                                    --------      ---------        --------      ---------
 Change in net assets from Class B capital
   transactions ................................    $ 11,198      $  13,876        $  1,582      $   8,844
                                                    ========      =========        ========      =========
CLASS C SHARES:
 Proceeds from shares issued ...................    $  3,412      $   2,614        $    816      $   1,910
 Dividends reinvested ..........................         246             11              40             75
 Cost of shares redeemed .......................        (325)          (192)           (149)          (187)
                                                    --------      ---------        --------      ---------
 Change in net assets from Class C capital
   transactions ................................    $  3,333      $   2,433        $    707      $   1,798
                                                    ========      =========        ========      =========
SHARE TRANSACTIONS:
CLASS I SHARES:
 Issued ........................................       9,816         10,960           6,302          9,809
 Reinvested ....................................       5,372            714           2,316          8,654
 Redeemed ......................................      (4,355)       (12,842)         (5,084)        (8,659)
                                                    --------      ---------        --------      ---------
 Change in Class I Shares ......................      10,833         (1,168)          3,534          9,804
                                                    ========      =========        ========      =========
CLASS A SHARES:
 Issued ........................................       2,297          4,037             864          4,314
 Reinvested ....................................         648            327             471          2,248
 Redeemed ......................................      (1,554)        (3,545)         (1,947)        (6,949)
                                                    --------      ---------        --------      ---------
 Change in Class A Shares ......................       1,391            819            (612)          (387)
                                                    ========      =========        ========      =========
CLASS B SHARES:
 Issued ........................................         670          1,199             124            754
 Reinvested ....................................         306            119              36            716
 Redeemed ......................................        (224)          (424)            (60)        (1,631)
                                                    --------      ---------        --------      ---------
 Change in Class B Shares ......................         752            894             100           (161)
                                                    ========      =========        ========      =========
CLASS C SHARES:
 Issued ........................................         236            168              51            189
 Reinvested ....................................          16              1               2             15
 Redeemed ......................................         (24)           (13)             (9)          (116)
                                                    --------      ---------        --------      ---------
 Change in Class C Shares ......................         228            156              44             88
                                                    ========      =========        ========      =========

                                                          LARGE CAP
                                                         GROWTH FUND
                                                  -------------------------
                                                   SIX MONTHS       YEAR
                                                     ENDED          ENDED
                                                  DECEMBER 31,    JUNE 30,
                                                      2001          2001
                                                  ------------    ---------
                                                  (UNAUDITED)
CAPITAL TRANSACTIONS:
CLASS I SHARES:
 Proceeds from shares issued ...................   $ 382,968      $ 500,501
 Dividends reinvested ..........................          --         86,402
 Cost of shares redeemed .......................    (245,047)      (513,511)
                                                   ---------      ---------
 Change in net assets from Class I capital
   transactions ................................   $ 137,921      $  73,392
                                                   =========      =========
CLASS A SHARES:
 Proceeds from shares issued ...................   $  46,843      $ 149,189
 Dividends reinvested ..........................          --         20,304
 Cost of shares redeemed .......................     (56,092)      (174,343)
                                                   ---------      ---------
 Change in net assets from Class A capital
   transactions ................................   $  (9,249)     $  (4,850)
                                                   =========      =========
CLASS B SHARES:
 Proceeds from shares issued ...................   $  15,469      $ 115,319
 Dividends reinvested ..........................          --         33,895
 Cost of shares redeemed .......................     (45,345)      (136,387)
                                                   ---------      ---------
 Change in net assets from Class B capital
   transactions ................................   $ (29,876)     $  12,827
                                                   =========      =========
CLASS C SHARES:
 Proceeds from shares issued ...................   $   3,880      $  18,671
 Dividends reinvested ..........................          --          2,005
 Cost of shares redeemed .......................      (6,106)       (17,913)
                                                   ---------      ---------
 Change in net assets from Class C capital
   transactions ................................   $  (2,226)     $   2,763
                                                   =========      =========
SHARE TRANSACTIONS:
CLASS I SHARES:
 Issued ........................................      24,911         25,412
 Reinvested ....................................          --          3,377
 Redeemed ......................................     (16,028)       (25,452)
                                                   ---------      ---------
 Change in Class I Shares ......................       8,883          3,337
                                                   =========      =========
CLASS A SHARES:
 Issued ........................................       2,932          6,747
 Reinvested ....................................          --            772
 Redeemed ......................................      (3,572)        (8,205)
                                                   ---------      ---------
 Change in Class A Shares ......................        (640)          (686)
                                                   =========      =========
CLASS B SHARES:
 Issued ........................................       1,039          5,381
 Reinvested ....................................          --          1,355
 Redeemed ......................................      (3,079)        (6,862)
                                                   ---------      ---------
 Change in Class B Shares ......................      (2,040)          (126)
                                                   =========      =========
CLASS C SHARES:
 Issued ........................................         264            858
 Reinvested ....................................          --             81
 Redeemed ......................................        (416)          (920)
                                                   ---------      ---------
 Change in Class C Shares ......................        (152)            19
                                                   =========      =========

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
SCHEDULES OF CAPITAL STOCK ACTIVITY
(Amounts in thousands)

                                                          LARGE CAP                       EQUITY
                                                         VALUE FUND                     INCOME FUND
                                                  -------------------------      -------------------------
                                                   SIX MONTHS       YEAR          SIX MONTHS       YEAR
                                                     ENDED          ENDED           ENDED          ENDED
                                                  DECEMBER 31,    JUNE 30,       DECEMBER 31,    JUNE 30,
                                                      2001          2001             2001          2001
                                                  ------------    ---------      ------------    ---------
                                                  (UNAUDITED)                    (UNAUDITED)
CAPITAL TRANSACTIONS:
CLASS I SHARES:
 Proceeds from shares issued ...................   $ 140,251      $ 209,401        $ 29,152      $  44,133
 Dividends reinvested ..........................      14,226         32,822           4,507         48,739
 Cost of shares redeemed .......................    (225,302)      (236,929)        (41,311)      (194,649)
                                                   ---------      ---------        --------      ---------
 Change in net assets from Class I capital
   transactions ................................   $ (70,825)     $   5,294        $ (7,652)     $(101,777)
                                                   =========      =========        ========      =========
CLASS A SHARES:
 Proceeds from shares issued ...................   $  24,464      $  53,410        $  5,839      $  16,693
 Dividends reinvested ..........................         767          1,313           5,033         11,876
 Cost of shares redeemed .......................     (23,773)       (23,611)         (8,916)       (27,938)
                                                   ---------      ---------        --------      ---------
 Change in net assets from Class A capital
   transactions ................................   $   1,458      $  31,112        $  1,956      $     631
                                                   =========      =========        ========      =========
CLASS B SHARES:
 Proceeds from shares issued ...................   $   4,222      $   9,165        $  3,779      $   8,125
 Dividends reinvested ..........................         325            643           6,958         16,641
 Cost of shares redeemed .......................      (2,484)        (5,361)        (10,657)       (28,099)
                                                   ---------      ---------        --------      ---------
 Change in net assets from Class B capital
   transactions ................................   $   2,063      $   4,447        $     80      $  (3,333)
                                                   =========      =========        ========      =========
CLASS C SHARES:
 Proceeds from shares issued ...................   $   1,175      $   2,027        $    273      $     454
 Dividends reinvested ..........................          32             57              66            153
 Cost of shares redeemed .......................        (416)          (952)           (219)          (533)
                                                   ---------      ---------        --------      ---------
 Change in net assets from Class C capital
   transactions ................................   $     791      $   1,132        $    120      $      74
                                                   =========      =========        ========      =========
SHARE TRANSACTIONS:
CLASS I SHARES:
 Issued ........................................       9,911         12,978           1,616          2,174
 Reinvested ....................................         935          2,031             251          2,384
 Redeemed ......................................     (15,493)       (14,542)         (2,295)        (9,438)
                                                   ---------      ---------        --------      ---------
 Change in Class I Shares ......................      (4,647)           467            (428)        (4,880)
                                                   =========      =========        ========      =========
CLASS A SHARES:
 Issued ........................................       1,681          3,230             327            820
 Reinvested ....................................          50             81             276            583
 Redeemed ......................................      (1,666)        (1,445)           (499)        (1,379)
                                                   ---------      ---------        --------      ---------
 Change in Class A Shares ......................          65          1,866             104             24
                                                   =========      =========        ========      =========
CLASS B SHARES:
 Issued ........................................         292            560             211            403
 Reinvested ....................................          21             39             382            816
 Redeemed ......................................        (173)          (327)           (601)        (1,377)
                                                   ---------      ---------        --------      ---------
 Change in Class B Shares ......................         140            272              (8)          (158)
                                                   =========      =========        ========      =========
CLASS C SHARES:
 Issued ........................................          81            125              15             22
 Reinvested ....................................           2              3               4              8
 Redeemed ......................................         (29)           (58)            (13)           (27)
                                                   ---------      ---------        --------      ---------
 Change in Class C Shares ......................          54             70               6              3
                                                   =========      =========        ========      =========

                                                         DIVERSIFIED
                                                         EQUITY FUND
                                                  -------------------------
                                                   SIX MONTHS       YEAR
                                                     ENDED          ENDED
                                                  DECEMBER 31,    JUNE 30,
                                                      2001          2001
                                                  ------------    ---------
                                                  (UNAUDITED)
CAPITAL TRANSACTIONS:
CLASS I SHARES:
 Proceeds from shares issued ...................   $ 202,064      $ 352,482
 Dividends reinvested ..........................       5,313         26,226
 Cost of shares redeemed .......................    (109,528)      (269,223)
                                                   ---------      ---------
 Change in net assets from Class I capital
   transactions ................................   $  97,849      $ 109,485
                                                   =========      =========
CLASS A SHARES:
 Proceeds from shares issued ...................   $  23,610      $  64,190
 Dividends reinvested ..........................         749          4,634
 Cost of shares redeemed .......................     (30,661)       (95,193)
                                                   ---------      ---------
 Change in net assets from Class A capital
   transactions ................................   $  (6,302)     $ (26,369)
                                                   =========      =========
CLASS B SHARES:
 Proceeds from shares issued ...................   $   2,168      $   6,191
 Dividends reinvested ..........................         137            883
 Cost of shares redeemed .......................      (3,090)        (8,870)
                                                   ---------      ---------
 Change in net assets from Class B capital
   transactions ................................   $    (785)     $  (1,796)
                                                   =========      =========
CLASS C SHARES:
 Proceeds from shares issued ...................   $   2,430      $   9,202
 Dividends reinvested ..........................          52            276
 Cost of shares redeemed .......................      (2,976)        (4,922)
                                                   ---------      ---------
 Change in net assets from Class C capital
   transactions ................................   $    (494)     $   4,556
                                                   =========      =========
SHARE TRANSACTIONS:
CLASS I SHARES:
 Issued ........................................      16,960         25,831
 Reinvested ....................................         430          1,718
 Redeemed ......................................      (9,053)       (19,039)
                                                   ---------      ---------
 Change in Class I Shares ......................       8,337          8,510
                                                   =========      =========
CLASS A SHARES:
 Issued ........................................       1,966          4,589
 Reinvested ....................................          61            306
 Redeemed ......................................      (2,580)        (6,739)
                                                   ---------      ---------
 Change in Class A Shares ......................        (553)        (1,844)
                                                   =========      =========
CLASS B SHARES:
 Issued ........................................         186            454
 Reinvested ....................................          11             59
 Redeemed ......................................        (270)          (650)
                                                   ---------      ---------
 Change in Class B Shares ......................         (73)          (137)
                                                   =========      =========
CLASS C SHARES:
 Issued ........................................         207            669
 Reinvested ....................................           4             18
 Redeemed ......................................        (260)          (362)
                                                   ---------      ---------
 Change in Class C Shares ......................         (49)           325
                                                   =========      =========

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
SCHEDULES OF CAPITAL STOCK ACTIVITY
(Amounts in thousands)

                                                          BALANCED                       EQUITY
                                                            FUND                       INDEX FUND
                                                  ------------------------      -------------------------
                                                   SIX MONTHS       YEAR         SIX MONTHS       YEAR
                                                     ENDED         ENDED           ENDED          ENDED
                                                  DECEMBER 31,    JUNE 30,      DECEMBER 31,    JUNE 30,
                                                      2001          2001            2001          2001
                                                  ------------    --------      ------------    ---------
                                                  (UNAUDITED)                   (UNAUDITED)
CAPITAL TRANSACTIONS:
CLASS I SHARES:
 Proceeds from shares issued ...................    $  3,009      $26,770        $ 208,597      $ 462,602
 Dividends reinvested ..........................         578          293            4,918          5,806
 Cost of shares redeemed .......................     (12,280)     (76,375)        (118,555)      (392,851)
                                                    --------      --------       ---------      ---------
 Change in net assets from Class I capital
   transactions ................................    $ (8,693)     $(49,312)      $  94,960      $  75,557
                                                    ========      ========       =========      =========
CLASS A SHARES:
 Proceeds from shares issued ...................    $  8,907      $32,792        $  47,901      $ 197,259
 Dividends reinvested ..........................       1,325        3,042            2,470          4,841
 Cost of shares redeemed .......................     (13,866)     (32,613)        (156,533)      (242,552)
                                                    --------      --------       ---------      ---------
 Change in net assets from Class A capital
   transactions ................................    $ (3,634)     $ 3,221        $(106,162)     $ (40,452)
                                                    ========      ========       =========      =========
CLASS B SHARES:
 Proceeds from shares issued ...................    $ 10,567      $42,045        $  16,466      $  68,142
 Dividends reinvested ..........................       1,943        4,595              191             --
 Cost of shares redeemed .......................     (24,808)     (51,559)         (37,460)       (93,938)
                                                    --------      --------       ---------      ---------
 Change in net assets from Class B capital
   transactions ................................    $(12,298)     $(4,919)       $ (20,803)     $ (25,796)
                                                    ========      ========       =========      =========
CLASS C SHARES:
 Proceeds from shares issued ...................    $    375      $ 1,406        $  17,124      $  48,904
 Dividends reinvested ..........................          10           19               44             --
 Cost of shares redeemed .......................        (462)        (606)         (16,377)       (28,047)
                                                    --------      --------       ---------      ---------
 Change in net assets from Class C capital
   transactions ................................    $    (77)     $   819        $     791      $  20,857
                                                    ========      ========       =========      =========
SHARE TRANSACTIONS:
CLASS I SHARES:
 Issued ........................................         237        1,931            8,029         14,967
 Reinvested ....................................          46           21              193            198
 Redeemed ......................................        (961)      (5,486)          (4,569)       (12,667)
                                                    --------      --------       ---------      ---------
 Change in Class I Shares ......................        (678)      (3,534)           3,653          2,498
                                                    ========      ========       =========      =========
CLASS A SHARES:
 Issued ........................................         698        2,376            1,868          6,547
 Reinvested ....................................         104          222               97            158
 Redeemed ......................................      (1,093)      (2,379)          (6,018)        (7,850)
                                                    --------      --------       ---------      ---------
 Change in Class A Shares ......................        (291)         219           (4,053)        (1,145)
                                                    ========      ========       =========      =========
CLASS B SHARES:
 Issued ........................................         827        3,045              643          2,203
 Reinvested ....................................         152          334                8             --
 Redeemed ......................................      (1,958)      (3,765)          (1,476)        (3,116)
                                                    --------      --------       ---------      ---------
 Change in Class B Shares ......................        (979)        (386)            (825)          (913)
                                                    ========      ========       =========      =========
CLASS C SHARES:
 Issued ........................................          30          102              662          1,598
 Reinvested ....................................           1            1                2             --
 Redeemed ......................................         (37)         (44)            (648)          (936)
                                                    --------      --------       ---------      ---------
 Change in Class C Shares ......................          (6)          59               16            662
                                                    ========      ========       =========      =========

                                                           MARKET
                                                       EXPANSION FUND
                                                  ------------------------
                                                   SIX MONTHS       YEAR
                                                     ENDED         ENDED
                                                  DECEMBER 31,    JUNE 30,
                                                      2001          2001
                                                  ------------    --------
                                                  (UNAUDITED)
CAPITAL TRANSACTIONS:
CLASS I SHARES:
 Proceeds from shares issued ...................    $ 6,799       $ 11,849
 Dividends reinvested ..........................        109          2,077
 Cost of shares redeemed .......................     (3,150)       (10,677)
                                                    -------       --------
 Change in net assets from Class I capital
   transactions ................................    $ 3,758       $  3,249
                                                    =======       ========
CLASS A SHARES:
 Proceeds from shares issued ...................    $ 2,391       $  2,153
 Dividends reinvested ..........................         17            241
 Cost of shares redeemed .......................       (334)          (633)
                                                    -------       --------
 Change in net assets from Class A capital
   transactions ................................    $ 2,074       $  1,761
                                                    =======       ========
CLASS B SHARES:
 Proceeds from shares issued ...................    $ 2,331       $  2,568
 Dividends reinvested ..........................         18            298
 Cost of shares redeemed .......................       (475)          (438)
                                                    -------       --------
 Change in net assets from Class B capital
   transactions ................................    $ 1,874       $  2,428
                                                    =======       ========
CLASS C SHARES:
 Proceeds from shares issued ...................    $ 1,918       $  1,507
 Dividends reinvested ..........................          3             16
 Cost of shares redeemed .......................        (51)          (665)
                                                    -------       --------
 Change in net assets from Class C capital
   transactions ................................    $ 1,870       $    858
                                                    =======       ========
SHARE TRANSACTIONS:
CLASS I SHARES:
 Issued ........................................        827          1,385
 Reinvested ....................................         13            240
 Redeemed ......................................       (381)        (1,234)
                                                    -------       --------
 Change in Class I Shares ......................        459            391
                                                    =======       ========
CLASS A SHARES:
 Issued ........................................        291            252
 Reinvested ....................................          2             28
 Redeemed ......................................        (42)           (76)
                                                    -------       --------
 Change in Class A Shares ......................        251            204
                                                    =======       ========
CLASS B SHARES:
 Issued ........................................        283            295
 Reinvested ....................................          2             34
 Redeemed ......................................        (58)           (51)
                                                    -------       --------
 Change in Class B Shares ......................        227            278
                                                    =======       ========
CLASS C SHARES:
 Issued ........................................        239            177
 Reinvested ....................................         --              2
 Redeemed ......................................         (6)           (78)
                                                    -------       --------
 Change in Class C Shares ......................        233            101
                                                    =======       ========

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
SCHEDULES OF CAPITAL STOCK ACTIVITY
(Amounts in thousands)

                                                      Technology                  Health Sciences
                                                         Fund                          Fund
                                               ------------------------      -------------------------
                                                SIX MONTHS     JULY 28,       SIX MONTHS     MARCH 23,
                                                  ENDED        2000 TO          ENDED         2001 TO
                                               DECEMBER 31,    JUNE 30,      DECEMBER 31,    JUNE 30,
                                                   2001        2001 (A)          2001        2001 (A)
                                               ------------    --------      ------------    ---------
                                               (Unaudited)                   (Unaudited)
CAPITAL TRANSACTIONS:

CLASS I SHARES:
 Proceeds from shares issued ................    $ 2,875       $ 8,515          $  310        $ 2,048
 Dividends reinvested .......................         --            --               3             --
 Cost of shares redeemed ....................     (1,375)       (4,052)            (12)        (1,135)
                                                 -------       -------          ------        -------
 Change in net assets from Class I capital
   transactions .............................    $ 1,500       $ 4,463          $  301        $   913
                                                 =======       =======          ======        =======
CLASS A SHARES:
 Proceeds from shares issued ................    $ 3,672       $60,911          $3,790        $ 4,816
 Dividends reinvested .......................         --            --              17             --
 Cost of shares redeemed ....................     (3,943)       (5,450)           (556)          (176)
                                                 -------       -------          ------        -------
 Change in net assets from Class A capital
   transactions .............................    $  (271)      $55,461          $3,251        $ 4,640
                                                 =======       =======          ======        =======
CLASS B SHARES:
 Proceeds from shares issued ................    $ 1,871       $16,080          $4,074        $ 3,045
 Dividends reinvested .......................         --            --              12             --
 Cost of shares redeemed ....................       (812)       (1,618)           (460)           (28)
                                                 -------       -------          ------        -------
 Change in net assets from Class B capital
   transactions .............................    $ 1,059       $14,462          $3,626        $ 3,017
                                                 =======       =======          ======        =======
CLASS C SHARES:
 Proceeds from shares issued ................    $   224       $ 1,913          $  208        $   417
 Dividends reinvested .......................         --            --               1             --
 Cost of shares redeemed ....................        (61)         (139)            (25)            (1)
                                                 -------       -------          ------        -------
 Change in net assets from Class C capital
   transactions .............................    $   163       $ 1,774          $  184        $   416
                                                 =======       =======          ======        =======
SHARE TRANSACTIONS:

CLASS I SHARES:
 Issued .....................................        562         1,192              28            192
 Reinvested .................................         --            --              --             --
 Redeemed ...................................       (285)         (598)             (1)          (100)
                                                 -------       -------          ------        -------
 Change in Class I Shares ...................        277           594              27             92
                                                 =======       =======          ======        =======
CLASS A SHARES:
 Issued .....................................        741         6,402             342            444
 Reinvested .................................         --            --               1             --
 Redeemed ...................................       (808)         (743)            (50)           (15)
                                                 -------       -------          ------        -------
 Change in Class A Shares ...................        (67)        5,659             293            429
                                                 =======       =======          ======        =======
CLASS B SHARES:
 Issued .....................................        389         1,847             367            274
 Reinvested .................................         --            --               1             --
 Redeemed ...................................       (168)         (255)            (41)            (3)
                                                 -------       -------          ------        -------
 Change in Class B Shares ...................        221         1,592             327            271
                                                 =======       =======          ======        =======
CLASS C SHARES:
 Issued .....................................         46           215              19             39
 Reinvested .................................         --            --              --             --
 Redeemed ...................................        (13)          (20)             (2)            --(b)
                                                 -------       -------          ------        -------
 Change in Class C Shares ...................         33           195              17             39
                                                 =======       =======          ======        =======

                                                 International Equity               Diversified
                                                      Index Fund                 International Fund
                                               -------------------------      ------------------------
                                                SIX MONTHS       YEAR          SIX MONTHS      YEAR
                                                  ENDED          ENDED           ENDED         ENDED
                                               DECEMBER 31,    JUNE 30,       DECEMBER 31,   JUNE 30,
                                                   2001          2001             2001         2001
                                               ------------    ---------      ------------   ---------
                                               (Unaudited)                    (Unaudited)
CAPITAL TRANSACTIONS:
CLASS I SHARES:
 Proceeds from shares issued ................   $ 125,800      $ 406,574        $116,417     $ 353,064
 Dividends reinvested .......................          --          2,257              --         2,485
 Cost of shares redeemed ....................    (126,629)      (353,562)        (65,726)     (162,640)
                                                ---------      ---------        --------     ---------
 Change in net assets from Class I capital
   transactions .............................   $    (829)     $  55,269        $ 50,691     $ 192,909
                                                =========      =========        ========     =========
CLASS A SHARES:
 Proceeds from shares issued ................   $  55,930      $ 157,558        $ 30,280     $ 109,306
 Dividends reinvested .......................          --            456              --           539
 Cost of shares redeemed ....................     (57,051)      (181,485)        (33,718)     (101,309)
                                                ---------      ---------        --------     ---------
 Change in net assets from Class A capital
   transactions .............................   $  (1,121)     $ (23,471)       $ (3,438)    $   8,536
                                                =========      =========        ========     =========
CLASS B SHARES:
 Proceeds from shares issued ................   $     479      $   4,513        $    422     $   5,896
 Dividends reinvested .......................          --             60              --           135
 Cost of shares redeemed ....................      (1,233)       (10,760)         (1,027)       (1,786)
                                                ---------      ---------        --------     ---------
 Change in net assets from Class B capital
   transactions .............................   $    (754)     $  (6,187)       $   (605)    $   4,245
                                                =========      =========        ========     =========
CLASS C SHARES:
 Proceeds from shares issued ................   $   1,437      $  11,599        $     75     $   1,367
 Dividends reinvested .......................          --             45              --             5
 Cost of shares redeemed ....................      (1,589)        (9,838)           (219)       (1,001)
                                                ---------      ---------        --------     ---------
 Change in net assets from Class C capital
   transactions .............................   $    (152)     $   1,806        $   (144)    $     371
                                                =========      =========        ========     =========
SHARE TRANSACTIONS:
CLASS I SHARES:
 Issued .....................................       8,799         22,003           9,831        23,396
 Reinvested .................................          --            123              --           148
 Redeemed ...................................      (8,691)       (19,134)         (5,461)      (10,777)
                                                ---------      ---------        --------     ---------
 Change in Class I Shares ...................         108          2,992           4,370        12,767
                                                =========      =========        ========     =========
CLASS A SHARES:
 Issued .....................................       3,898          8,549           2,545         7,379
 Reinvested .................................          --             25              --            32
 Redeemed ...................................      (3,926)        (9,846)         (2,798)       (6,742)
                                                ---------      ---------        --------     ---------
 Change in Class A Shares ...................         (28)        (1,272)           (253)          669
                                                =========      =========        ========     =========
CLASS B SHARES:
 Issued .....................................          35            251              39           444
 Reinvested .................................          --              4              --             9
 Redeemed ...................................         (90)          (621)            (93)         (131)
                                                ---------      ---------        --------     ---------
 Change in Class B Shares ...................         (55)          (366)            (54)          322
                                                =========      =========        ========     =========
CLASS C SHARES:
 Issued .....................................          99            645               7           106
 Reinvested .................................          --              3              --            --
 Redeemed ...................................        (113)          (559)            (20)          (80)
                                                ---------      ---------        --------     ---------
 Change in Class C Shares ...................         (14)            89             (13)           26
                                                =========      =========        ========     =========

------------

(a) Period from commencement of operations.

(b) Amount is less than 1,000.

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                               INVESTMENT ACTIVITIES
                                                            ---------------------------                             DISTRIBUTIONS
                                                                          NET REALIZED                              -------------
                                                NET ASSET      NET       AND UNREALIZED                               IN EXCESS
                                                 VALUE,     INVESTMENT       GAINS        TOTAL FROM      NET          OF NET
                                                BEGINNING     INCOME     (LOSSES) FROM    INVESTMENT   INVESTMENT    INVESTMENT
                                                OF PERIOD     (LOSS)      INVESTMENTS     ACTIVITIES     INCOME        INCOME
                                                ---------   ----------   --------------   ----------   ----------    ----------
SMALL CAP GROWTH FUND (CLASS I)
 Six Months Ended December 31, 2001
   (Unaudited)................................   $10.47       $(0.03)        $(0.27)        $(0.30)      $   --        $   --
 Year Ended June 30, 2001.....................    12.97        (0.06)         (1.05)         (1.11)          --            --
 Year Ended June 30, 2000.....................    10.62        (0.03)          3.26           3.23           --            --
 Year Ended June 30, 1999.....................    12.05           --          (0.24)         (0.24)          --            --
 Year Ended June 30, 1998.....................    10.94           --           2.44           2.44           --            --
 Year Ended June 30, 1997.....................    10.75        (0.02)          1.31           1.29           --            --
SMALL CAP VALUE FUND (CLASS I)
 Six Months Ended December 31, 2001
   (Unaudited)................................    19.53         0.09           1.47           1.56        (0.09)           --
 Year Ended June 30, 2001.....................    13.74         0.22           5.79           6.01        (0.22)           --
 Year Ended June 30, 2000.....................    14.26         0.13          (0.53)         (0.40)       (0.12)           --
 Six Months Ended June 30, 1999 (d)...........    15.02        (0.02)         (0.66)         (0.68)          --            --
 Year Ended December 31, 1998.................    16.22        (0.07)         (0.60)         (0.67)          --            --
 Year Ended December 31, 1997.................    13.80        (0.05)          4.24           4.19           --            --
 Year Ended December 31, 1996.................    12.19        (0.01)          3.13           3.12           --         (0.01)
MID CAP GROWTH FUND (CLASS I)
 Six Months Ended December 31, 2001
   (Unaudited)................................    22.13        (0.05)         (0.96)         (1.01)          --            --
 Year Ended June 30, 2001.....................    29.73        (0.15)         (3.13)         (3.28)          --            --
 Year Ended June 30, 2000.....................    25.32        (0.10)          8.59           8.49           --            --
 Year Ended June 30, 1999.....................    22.51        (0.07)          5.58           5.51           --            --
 Year Ended June 30, 1998.....................    19.46        (0.07)          5.70           5.63           --            --
 Year Ended June 30, 1997.....................    18.81         0.25           3.59           3.84        (0.25)        (0.02)
MID CAP VALUE (CLASS I)
 Six Months Ended December 31, 2001
   (Unaudited)................................    16.74         0.04          (0.30)         (0.26)       (0.04)           --
 Year Ended June 30, 2001.....................    13.44         0.12           3.98           4.10        (0.12)           --
 Year Ended June 30, 2000.....................    14.88         0.12          (0.14)         (0.02)       (0.12)           --
 Year Ended June 30, 1999.....................    16.90         0.13           0.24           0.37        (0.13)           --
 Year Ended June 30, 1998.....................    15.65         0.14           3.99           4.13        (0.14)           --
 Year Ended June 30, 1997.....................    14.69         0.22           2.57           2.79        (0.22)           --
DIVERSIFIED MID CAP FUND (CLASS I)
 Six Months Ended December 31, 2001
   (Unaudited)................................    18.46         0.01          (0.58)         (0.57)       (0.01)           --
 Year Ended June 30, 2001.....................    21.69         0.02           1.33           1.35        (0.03)           --
 Year Ended June 30, 2000.....................    22.10         0.06           2.59           2.65        (0.05)           --
 Six Months Ended June 30, 1999 (e)...........    20.46        (0.01)          1.70           1.69           --            --
 Year Ended December 31, 1998.................    20.93        (0.01)          0.93           0.92           --            --
 Year Ended December 31, 1997.................    17.61         0.01           4.88           4.89        (0.01)           --
 Year Ended December 31, 1996.................    15.15         0.04           3.74           3.78        (0.04)           --

------------
 * During the period, certain fees were voluntarily reduced. If such voluntarily fee reductions had not occurred, the ratios would have been as indicated.

(a) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

(b) Not annualized.

(c) Annualized.

(d) Upon reorganizing as a fund of One Group Mutual Funds, the Pegasus Small Cap Opportunity Fund became the Small Cap Value Fund. The Financial Highlights for the periods prior to March 22, 1999, represent the Pegasus Small Cap Opportunity Fund.

(e) Upon reorganizing as a fund of One Group Mutual Funds, the Pegasus Mid Cap Opportunity Fund became the Diversified Mid Cap Fund. The Financial Highlights for the periods prior to March 22, 1999, represent the Pegasus Mid Cap Opportunity Fund.

(f) The Portfolio Turnover was adjusted for Redemptions In-Kind for shareholders that took place during 1997. The Fund's securities sales were appropriately reduced by the fair market value of the Redemptions In-Kind. The Redemptions In-Kind for the Fund was approximately $4 million.

See notes to financial statements.

--------------------------------------------------------------------------------

                                       DISTRIBUTIONS
                                  -----------------------
                                                IN EXCESS
                                    NET          OF NET
                                  REALIZED      REALIZED           TOTAL
                                   GAINS          GAINS        DISTRIBUTIONS
                                  --------      ---------      -------------
SMALL CAP GROWTH FUND (CLASS I)
 Six Months Ended December 31,
 2001 (Unaudited)...............   $   --        $   --           $   --
 Year Ended June 30, 2001.......    (1.39)           --               --
 Year Ended June 30, 2000.......    (0.88)           --               --
 Year Ended June 30, 1999.......    (1.19)           --               --
 Year Ended June 30, 1998.......    (1.33)           --               --
 Year Ended June 30, 1997.......    (1.10)           --               --

SMALL CAP VALUE FUND (CLASS I)
 Six Months Ended December 31,
 2001 (Unaudited)...............    (1.12)           --            (1.21)
 Year Ended June 30, 2001.......       --            --            (0.22)
 Year Ended June 30, 2000.......       --            --            (0.12)
 Six Months Ended June 30, 1999
 (d)............................    (0.08)           --            (0.08)
 Year Ended December 31, 1998...    (0.46)        (0.07)           (0.53)
 Year Ended December 31, 1997...    (1.77)           --            (1.77)
 Year Ended December 31, 1996...    (1.50)           --            (1.51)

MID CAP GROWTH FUND (CLASS I)
 Six Months Ended December 31,
 2001 (Unaudited)...............    (0.07)           --            (0.07)
 Year Ended June 30, 2001.......    (4.32)           --            (4.32)
 Year Ended June 30, 2000.......    (4.08)           --            (4.08)
 Year Ended June 30, 1999.......    (2.70)           --            (2.70)
 Year Ended June 30, 1998.......    (2.58)           --            (2.58)
 Year Ended June 30, 1997.......    (2.92)           --            (3.19)

MID CAP VALUE (CLASS I)
 Six Months Ended December 31,
 2001 (Unaudited)...............    (1.36)           --            (1.40)
 Year Ended June 30, 2001.......    (0.68)           --            (0.80)
 Year Ended June 30, 2000.......    (1.30)           --            (1.42)
 Year Ended June 30, 1999.......    (2.26)           --            (2.39)
 Year Ended June 30, 1998.......    (2.74)           --            (2.88)
 Year Ended June 30, 1997.......    (1.61)           --            (1.83)

DIVERSIFIED MID CAP FUND (CLASS
I)
 Six Months Ended December 31,
 2001 (Unaudited)...............    (0.88)           --            (0.89)
 Year Ended June 30, 2001.......    (4.55)           --            (4.58)
 Year Ended June 30, 2000.......    (3.01)           --            (3.06)
 Six Months Ended June 30, 1999
 (e)............................    (0.05)           --            (0.05)
 Year Ended December 31, 1998...    (1.39)           --            (1.39)
 Year Ended December 31, 1997...    (1.56)           --            (1.57)
 Year Ended December 31, 1996...    (1.28)           --            (1.32)

                                                                                 RATIOS/SUPPLEMENTARY DATA
                                                          ------------------------------------------------------------------------
                                                                          RATIO OF       RATIO OF       RATIO OF
                                                             NET          EXPENSES         NET          EXPENSES
                                  NET ASSET                ASSETS,           TO         INVESTMENT         TO
                                   VALUE,                   END OF        AVERAGE       INCOME TO       AVERAGE
                                   END OF     TOTAL         PERIOD          NET          AVERAGE          NET          PORTFOLIO
                                   PERIOD     RETURN       (000'S)         ASSETS       NET ASSETS      ASSETS*       TURNOVER (A)
                                  ---------   ------      ----------      --------      ----------      --------      ------------
SMALL CAP GROWTH FUND (CLASS I)
 Six Months Ended December 31,
 2001 (Unaudited)...............   $10.17     (2.87)%(b)  $  349,043       1.05%(c)       (0.61)%(c)     1.06%(c)        54.54%
 Year Ended June 30, 2001.......    10.47     (9.00)         274,544        1.04          (0.59)          1.04          157.71
 Year Ended June 30, 2000.......    12.97     32.26          253,626        1.05          (0.23)          1.06          163.03
 Year Ended June 30, 1999.......    10.62     (0.72)         130,974        1.06           0.00           1.09          127.83
 Year Ended June 30, 1998.......    12.05     23.58          114,951        1.06          (0.05)          1.09           83.77
 Year Ended June 30, 1997.......    10.94     13.44           78,318        1.02          (0.16)          1.12           92.01
SMALL CAP VALUE FUND (CLASS I)
 Six Months Ended December 31,
 2001 (Unaudited)...............    19.88      8.34(b)       460,719        0.98(c)        1.02(c)        0.98(c)        16.46
 Year Ended June 30, 2001.......    19.53     43.98          321,689        0.96           1.33           0.96           74.81
 Year Ended June 30, 2000.......    13.74     (2.78)         179,923        0.93           0.83           0.98          146.46
 Six Months Ended June 30, 1999
 (d)............................    14.26     (4.48)(b)      246,712        0.94(c)       (0.35)(c)       1.03(c)        50.90
 Year Ended December 31, 1998...    15.02     (4.11)         276,754        0.94          (0.48)          0.94           42.39
 Year Ended December 31, 1997...    16.22     30.60          217,908        0.93          (0.43)          0.93           58.29
 Year Ended December 31, 1996...    13.80     25.63          125,840        0.88          (0.04)          1.02           93.82
MID CAP GROWTH FUND (CLASS I)
 Six Months Ended December 31,
 2001 (Unaudited)...............    21.05     (4.54)(b)    1,408,900        0.99(c)       (0.54)(c)       1.04(c)        43.07
 Year Ended June 30, 2001.......    22.13     (13.54)      1,418,647        0.99          (0.60)          0.99          127.02
 Year Ended June 30, 2000.......    29.73     36.65        1,624,824        0.99          (0.38)          0.99          181.78
 Year Ended June 30, 1999.......    25.32     28.39        1,164,884        0.99          (0.35)          0.99          141.46
 Year Ended June 30, 1998.......    22.51     31.11          868,901        1.00          (0.36)          1.00          158.43
 Year Ended June 30, 1997.......    19.46     22.75          623,911        0.99           1.32           0.99          301.35
MID CAP VALUE (CLASS I)
 Six Months Ended December 31,
 2001 (Unaudited)...............    15.08     (1.64)(b)    1,226,534        0.97(c)        0.64(c)        0.97(c)        49.43
 Year Ended June 30, 2001.......    16.74     31.55        1,180,092        0.96           0.77           0.96          127.06
 Year Ended June 30, 2000.......    13.44      0.38          963,410        0.97           0.93           0.97          110.43
 Year Ended June 30, 1999.......    14.88      3.82        1,057,827        0.95           0.94           0.96          115.65
 Year Ended June 30, 1998.......    16.90     28.20          634,672        0.96           0.85           0.96          106.41
 Year Ended June 30, 1997.......    15.65     20.56          562,302        0.98           1.52           0.98           92.66
DIVERSIFIED MID CAP FUND (CLASS
I)
 Six Months Ended December 31,
 2001 (Unaudited)...............    17.00     (3.02)(b)      879,503        0.97(c)        0.20(c)        0.97(c)        15.27
 Year Ended June 30, 2001.......    18.46      6.13          890,096        0.93           0.19           0.93           59.45
 Year Ended June 30, 2000.......    21.69     14.03          832,959        0.86           0.24           0.91           70.01
 Six Months Ended June 30, 1999
 (e)............................    22.10      8.32(b)       987,059        0.90(c)       (0.09)(c)       0.97(c)        23.53
 Year Ended December 31, 1998...    20.46      4.61          987,256        0.90          (0.08)          0.90           26.89
 Year Ended December 31, 1997...    20.93     27.91          803,670        0.84           0.05           0.84           37.54(f)
 Year Ended December 31, 1996...    17.61     25.03          677,608        0.81           0.24           0.81           34.87

One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                      INVESTMENT ACTIVITIES
                                                                   ---------------------------
                                                                                 NET REALIZED                 DISTRIBUTIONS
                                                       NET ASSET      NET       AND UNREALIZED                -------------
                                                        VALUE,     INVESTMENT       GAINS        TOTAL FROM        NET
                                                       BEGINNING     INCOME     (LOSSES) FROM    INVESTMENT    INVESTMENT
                                                       OF PERIOD     (LOSS)      INVESTMENTS     ACTIVITIES      INCOME
                                                       ---------   ----------   --------------   ----------    ----------
LARGE CAP GROWTH FUND (CLASS I)
  Six Months Ended December 31, 2001 (Unaudited).....   $17.12       $(0.02)        $(1.49)        $(1.51)       $   --
  Year Ended June 30, 2001...........................    26.68        (0.08)         (8.58)         (8.66)           --
  Year Ended June 30, 2000...........................    26.15        (0.03)          3.90           3.87            --
  Year Ended June 30, 1999...........................    22.71           --           5.80           5.80            --
  Year Ended June 30, 1998...........................    19.44         0.04           6.13           6.17         (0.02)
  Year Ended June 30, 1997...........................    15.44         0.12           4.79           4.91         (0.11)
LARGE CAP VALUE FUND (CLASS I)
  Six Months Ended December 31, 2001 (Unaudited).....    16.16         0.05          (1.77)         (1.72)        (0.05)
  Year Ended June 30, 2001...........................    15.50         0.11           1.05           1.16         (0.11)
  Year Ended June 30, 2000...........................    18.09         0.13          (1.10)         (0.97)        (0.13)
  Year Ended June 30, 1999...........................    16.70         0.18           2.44           2.62         (0.18)
  Year Ended June 30, 1998...........................    14.79         0.21           2.84           3.05         (0.21)
  Year Ended June 30, 1997...........................    12.83         0.27           3.01           3.28         (0.26)
EQUITY INCOME FUND (CLASS I)
  Six Months Ended December 31, 2001 (Unaudited).....    19.42         0.14          (0.52)         (0.38)        (0.14)
  Year Ended June 30, 2001...........................    21.25         0.26           0.68           0.94         (0.25)
  Year Ended June 30, 2000...........................    24.50         0.33          (2.32)         (1.99)        (0.32)
  Year Ended June 30, 1999...........................    24.07         0.31           2.11           2.42         (0.31)
  Year Ended June 30, 1998...........................    21.93         0.32           4.36           4.68         (0.31)
  Year Ended June 30, 1997...........................    17.65         0.36           4.89           5.25         (0.36)
DIVERSIFIED EQUITY FUND (CLASS I)
  Six Months Ended December 31, 2001 (Unaudited).....    12.95         0.03          (0.63)         (0.60)        (0.03)
  Year Ended June 30, 2001...........................    15.05         0.03          (1.86)         (1.83)        (0.03)
  Year Ended June 30, 2000...........................    15.19         0.03           0.72           0.75         (0.02)
  Year Ended June 30, 1999...........................    13.51         0.05           2.52           2.57         (0.05)
  Year Ended June 30, 1998...........................    11.51         0.08           3.36           3.44         (0.08)
  Year Ended June 30, 1997...........................    10.39         0.11           2.85           2.96         (0.11)
BALANCED FUND (CLASS I)
  Six Months Ended December 31, 2001 (Unaudited).....    13.14         0.17          (0.32)         (0.15)        (0.17)
  Year Ended June 30, 2001...........................    13.99         0.36          (0.86)         (0.50)        (0.35)
  Year Ended June 30, 2000...........................    14.13         0.40           0.38           0.78         (0.39)
  Year Ended June 30, 1999...........................    13.80         0.34           1.28           1.62         (0.34)
  Year Ended June 30, 1998...........................    12.98         0.40           2.24           2.64         (0.39)
  Year Ended June 30, 1997...........................    11.71         0.43           1.81           2.24         (0.43)

------------

  * During the period, certain fees were voluntarily reduced. If such voluntarily fee reductions had not occurred, the ratios would have been as indicated.

(a) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

(b)  Not annualized.

(c)  Annualized.

See notes to financial statements.

--------------------------------------------------------------------------------


                                                     DISTRIBUTIONS
                                          ------------------------------------
                                                                     NET ASSET
                                            NET                       VALUE,
                                          REALIZED       TOTAL        END OF      TOTAL
                                           GAINS     DISTRIBUTIONS    PERIOD      RETURN
                                          --------   -------------   ---------   --------
LARGE CAP GROWTH FUND (CLASS I)
 Six Months Ended December 31, 2001
 (unaudited)............................   $   --        $   --     $ 15.61     $  (8.82)(b)
 Year Ended June 30, 2001...............    (0.90)        (0.90)      17.12       (33.56)
 Year Ended June 30, 2000...............    (3.34)        (3.34)      26.68        15.30
 Year Ended June 30, 1999...............    (2.36)        (2.36)      26.15        28.78
 Year Ended June 30, 1998...............    (2.88)        (2.90)      22.71        35.75
 Year Ended June 30, 1997...............    (0.80)        (0.91)      19.44        33.11

LARGE CAP VALUE FUND (CLASS I)
 Six Months Ended December 31, 2001
 (unaudited)............................    (0.17)        (0.22)      14.22       (10.70)(b)
 Year Ended June 30, 2001...............    (0.39)        (0.50)      16.16         7.54
 Year Ended June 30, 2000...............    (1.49)        (1.62)      15.50        (5.64)
 Year Ended June 30, 1999...............    (1.05)        (1.23)      18.09        17.26
 Year Ended June 30, 1998...............    (0.93)        (1.14)      16.70        21.46
 Year Ended June 30, 1997...............    (1.06)        (1.32)      14.79        27.10

EQUITY INCOME FUND (CLASS I)
 Six Months Ended December 31, 2001
 (unaudited)............................    (1.06)        (1.20)      17.84        (2.05)(b)
 Year Ended June 30, 2001...............    (2.52)        (2.77)      19.42         4.26
 Year Ended June 30, 2000...............    (0.94)        (1.26)      21.25        (8.34)
 Year Ended June 30, 1999...............    (1.68)        (1.99)      24.50        11.29
 Year Ended June 30, 1998...............    (2.23)        (2.54)      24.07        23.18
 Year Ended June 30, 1997...............    (0.61)        (0.97)      21.93        30.90

DIVERSIFIED EQUITY FUND (CLASS I)
 Six Months Ended December 31, 2001
 (unaudited)............................    (0.04)        (0.07)      12.28        (4.66)(b)
 Year Ended June 30, 2001...............    (0.24)        (0.27)      12.95       (12.37)
 Year Ended June 30, 2000...............    (0.87)        (0.89)      15.05         5.23
 Year Ended June 30, 1999...............    (0.84)        (0.89)      15.19        20.72
 Year Ended June 30, 1998...............    (1.36)        (1.44)      13.51        32.26
 Year Ended June 30, 1997...............    (1.73)        (1.84)      11.51        31.97

BALANCED FUND (CLASS I)
 Six Months Ended December 31, 2001
 (unaudited)............................       --         (0.17)      12.82        (1.16)(b)
 Year Ended June 30, 2001...............       --         (0.35)      13.14        (3.61)
 Year Ended June 30, 2000...............    (0.53)        (0.92)      13.99         5.74
 Year Ended June 30, 1999...............    (0.95)        (1.29)      14.13        12.74
 Year Ended June 30, 1998...............    (1.43)        (1.82)      13.80        22.12
 Year Ended June 30, 1997...............    (0.54)        (0.97)      12.98        20.16

                                                                   RATIOS/SUPPLEMENTARY DATA
                                                        -----------------------------------------------
                                                        RATIO OF    RATIO OF    RATIO OF
                                              NET       EXPENSES      NET       EXPENSES
                                            ASSETS,        TO      INVESTMENT      TO
                                             END OF      AVERAGE    INCOME TO    AVERAGE
                                            PERIOD        NET       AVERAGE       NET       PORTFOLIO
                                            (000'S)      ASSETS    NET ASSETS   ASSETS*    TURNOVER (A)
                                          -----------   --------   ----------   --------   ------------
LARGE CAP GROWTH FUND (CLASS I)
 Six Months Ended December 31, 2001
 (unaudited)............................  $2,015,193    0.95%(c)   (0.06)%(c)     0.95%(c)  21.68%
 Year Ended June 30, 2001...............   2,059,004    0.93       (0.38)         0.93      73.36
 Year Ended June 30, 2000...............   3,118,107    0.94        0.12          0.94     123.21
 Year Ended June 30, 1999...............   3,052,729    0.96        0.07          0.96      86.34
 Year Ended June 30, 1998...............   1,510,521    0.99        0.21          0.99     117.34
 Year Ended June 30, 1997...............   1,142,864    0.99        0.69          0.99      57.17
LARGE CAP VALUE FUND (CLASS I)
 Six Months Ended December 31, 2001
 (unaudited)............................   1,293,733    0.98(c)     0.68(c)       0.98(c)   60.54
 Year Ended June 30, 2001...............   1,544,504    0.96        0.69          0.96     127.66
 Year Ended June 30, 2000...............   1,474,666    0.96        0.82          0.96     131.95
 Year Ended June 30, 1999...............   1,095,686    0.95        1.15          0.95      40.69
 Year Ended June 30, 1998...............     792,649    0.95        1.34          0.95      47.35
 Year Ended June 30, 1997...............     686,156    0.97        1.99          0.97      77.05
EQUITY INCOME FUND (CLASS I)
 Six Months Ended December 31, 2001
 (unaudited)............................     396,335    0.98(c)     1.53(c)       1.00(c)    8.05
 Year Ended June 30, 2001...............     439,755    0.98        1.25          0.98      13.44
 Year Ended June 30, 2000...............     584,810    0.91        1.44          0.97      15.82
 Year Ended June 30, 1999...............   1,120,181    0.91        1.40          0.98      16.22
 Year Ended June 30, 1998...............     691,878    1.00        1.39          1.00      14.64
 Year Ended June 30, 1997...............     649,007    1.00        1.91          1.00      28.18
DIVERSIFIED EQUITY FUND (CLASS I)
 Six Months Ended December 31, 2001
 (unaudited)............................   1,754,423    0.96(c)     0.48(c)       0.96(c)    4.64
 Year Ended June 30, 2001...............   1,742,023    0.95        0.26          0.95      21.92
 Year Ended June 30, 2000...............   1,895,968    0.95        0.20          0.95      37.98
 Year Ended June 30, 1999...............   2,089,940    0.95        0.42          0.95      50.82
 Year Ended June 30, 1998...............     630,340    0.98        0.66          0.98      62.37
 Year Ended June 30, 1997...............     430,837    0.98        1.06          1.00     113.17
BALANCED FUND (CLASS I)
 Six Months Ended December 31, 2001
 (unaudited)............................  $   73,834    0.89%(c)    2.52%(c)      0.89%(c)   8.56
 Year Ended June 30, 2001...............      84,588    0.89        2.56          0.89      37.61
 Year Ended June 30, 2000...............     139,496    0.88        2.81          0.91      57.08
 Year Ended June 30, 1999...............     229,008    0.85        2.59          0.95      85.81
 Year Ended June 30, 1998...............     105,243    0.85        3.03          1.03      46.04
 Year Ended June 30, 1997...............      94,971    0.80        3.55          1.00      80.96

One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                          INVESTMENT ACTIVITIES                                DISTRIBUTIONS
                                               -------------------------------------------                -----------------------
                                                             NET REALIZED       CAPITAL
                                   NET ASSET      NET       AND UNREALIZED   CONTRIBUTIONS                             IN EXCESS
                                    VALUE,     INVESTMENT       GAINS            FROM        TOTAL FROM      NET         OF NET
                                   BEGINNING     INCOME     (LOSSES) FROM     INVESTMENT     INVESTMENT   INVESTMENT   INVESTMENT
                                   OF PERIOD     (LOSS)      INVESTMENTS        ADVISOR      ACTIVITIES     INCOME       INCOME
                                   ---------   ----------   --------------   -------------   ----------   ----------   ----------
EQUITY INDEX FUND (CLASS I)
 Six Months Ended December 31,
   2001 (Unaudited)..............   $27.96       $ 0.14         $(1.75)          $  --         $(1.61)      $(0.14)      $   --
 Year Ended June 30, 2001........    33.21         0.27          (5.26)             --          (4.99)       (0.26)          --
 Year Ended June 30, 2000........    31.79         0.31           1.86              --           2.17        (0.30)          --
 Year Ended June 30, 1999........    27.16         0.31           5.54              --           5.85        (0.30)          --
 Year Ended June 30, 1998........    21.80         0.33           5.98              --           6.31        (0.32)          --
 Year Ended June 30, 1997........    16.66         0.35           5.27              --           5.62        (0.33)          --
MARKET EXPANSION INDEX FUND (CLASS I)
 Six Months Ended December 31,
   2001 (Unaudited)..............     8.82         0.01          (0.06)             --          (0.05)       (0.01)          --
 Year Ended June 30, 2001........     9.07         0.06           0.70              --           0.76        (0.05)          --
 Year Ended June 30, 2000........    10.63         0.07           1.15            0.02           1.24        (0.07)          --
 Six Months Ended June 30, 1999
   (d)...........................    10.52         0.03           0.40              --           0.43        (0.03)          --
 July 31, 1998 to December 31,
   1998 (e)......................    10.00         0.03           0.93              --           0.96        (0.03)          --
TECHNOLOGY FUND (CLASS I)
 Six Months Ended December 31,
   2001 (Unaudited)..............     5.91        (0.03)         (0.78)             --          (0.81)          --           --
 July 28, 2000 to June 30, 2001
   (e)...........................    10.00        (0.04)         (4.05)             --          (4.09)          --           --
HEALTH SCIENCES FUND (CLASS I)
 Six Months Ended December 31,
   2001 (Unaudited)..............    11.71        (0.03)         (0.21)             --          (0.24)          --           --
 March 23, 2001 to June 30, 2001
   (e)...........................    10.00        (0.02)          1.73              --           1.71           --           --
INTERNATIONAL EQUITY INDEX FUND(CLASS I)
 Six Months Ended December 31,
   2001 (Unaudited)..............    16.08         0.03          (1.74)             --          (1.71)       (0.12)          --
 Year Ended June 30, 2001........    21.65         0.22          (5.55)             --          (5.33)       (0.19)          --
 Year Ended June 30, 2000........    18.63         0.14           3.22              --           3.36        (0.05)          --
 Year Ended June 30, 1999........    17.97         0.19           1.71              --           1.90        (0.39)          --
 Year Ended June 30, 1998........    16.89         0.21           1.32              --           1.53        (0.02)          --
 Year Ended June 30, 1997........    15.17         0.15           2.02              --           2.17        (0.17)       (0.13)
DIVERSIFIED INTERNATIONAL FUND (CLASS I)
 Six Months Ended December 31,
   2001 (Unaudited)..............    13.14           --          (0.88)             --          (0.88)       (0.12)          --
 Year Ended June 30, 2001........    17.97         0.16          (4.60)             --          (4.44)       (0.09)          --
 Year Ended June 30, 2000........    15.13         0.11           3.06              --           3.17        (0.15)          --
 Six Months Ended June 30, 1999
   (f)...........................    13.93         0.11           1.09              --           1.20           --           --
 Year Ended December 31, 1998....    12.14         0.14           1.85              --           1.99        (0.15)          --
 Year Ended December 31, 1997....    11.79         0.10           0.37              --           0.47        (0.12)          --
 Year Ended December 31, 1996....    11.05         0.11           0.74              --           0.85        (0.11)          --

------------
 * During the period, certain fees were voluntarily reduced. If such voluntarily fee reductions had not occurred, the ratios would have been as indicated.

(a) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

(b) Not annualized.

(c) Annualized.

(d) Upon reorganizing as a fund of One Group Mutual Funds, the Pegasus Market Expansion Index Fund became the Market Expansion Index Fund. The Financial Highlights for the periods prior to March 22, 1999, represent the Pegasus Market Expansion Index Fund.

(e) Period from commencement of operations.

(f) Upon reorganizing as a fund of One Group Mutual Funds, the Pegasus International Equity Fund became the Diversified International Fund. The Financial Highlights for the periods prior to March 22, 1999, represent the Pegasus International Equity Fund.

(g) The Portfolio Turnover was adjusted for Redemptions In-Kind for shareholders that took place during fiscal year 2001. The Fund's securities sales were appropriately reduced by the fair market value of the Redemptions In-Kind. The Redemptions In-Kind for the Fund was approximately $88 million.

See notes to financial statements.

--------------------------------------------------------------------------------

                                                 DISTRIBUTIONS
                                          ---------------------------

                                                                           NET ASSET
                                            NET                              VALUE
                                          REALIZED          TOTAL             END         TOTAL
                                           GAINS        DISTRIBUTIONS      OF PERIOD      RETURN
                                          --------      -------------      ---------      ------
EQUITY INDEX FUND (CLASS I)
 Six Months Ended December 31, 2001
 (unaudited)............................   $   --          $(0.14)          $26.21          (5.72)%(b)
 Year Ended June 30, 2001...............       --           (0.26)           27.96         (15.05)
 Year Ended June 30, 2000...............    (0.45)          (0.75)           33.21           6.86
 Year Ended June 30, 1999...............    (0.92)          (1.22)           31.79          22.50
 Year Ended June 30, 1998...............    (0.63)          (0.95)           27.16          29.73
 Year Ended June 30, 1997...............    (0.15)          (0.48)           21.80          34.30

MARKET EXPANSION INDEX FUND (CLASS I)
 Six Months Ended December 31, 2001
 (unaudited)............................    (0.04)          (0.05)            8.72          (0.53)(b)
 Year Ended June 30, 2001...............    (0.96)          (1.01)            8.82           8.84
 Year Ended June 30, 2000...............    (2.73)          (2.80)            9.07          14.30
 Six Months Ended June 30, 1999 (d).....    (0.29)          (0.32)           10.63           4.54(b)
 July 31, 1998 to December 31, 1998
 (e)....................................    (0.41)          (0.44)           10.52           9.91(b)

TECHNOLOGY FUND (CLASS I)
 Six Months Ended December 31, 2001
 (unaudited)............................       --              --             5.10         (13.71)(b)
 July 28, 2000 to June 30, 2001 (e).....       --              --             5.91         (40.90)(b)

HEALTH SCIENCES FUND (CLASS I)
 Six Months Ended December 31, 2001
 (unaudited)............................    (0.04)          (0.04)           11.43          (2.07)(b)
 March 23, 2001 to June 30, 2001 (e)....       --              --            11.71          17.10(b)

INTERNATIONAL EQUITY INDEX FUND (CLASS
I)
 Six Months Ended December 31, 2001
 (unaudited)............................       --           (0.12)           14.25         (10.61)(b)
 Year Ended June 30, 2001...............    (0.05)          (0.24)           16.08         (24.77)
 Year Ended June 30, 2000...............    (0.29)          (0.34)           21.65          18.09
 Year Ended June 30, 1999...............    (0.85)          (1.24)           18.63          11.27
 Year Ended June 30, 1998...............    (0.43)          (0.45)           17.97           9.54
 Year Ended June 30, 1997...............    (0.15)          (0.45)           16.89          14.64

DIVERSIFIED INTERNATIONAL FUND (CLASS I)
 Six Months Ended December 31, 2001
 (unaudited)............................       --           (0.12)           12.14          (6.67)(b)
 Year Ended June 30, 2001...............    (0.30)          (0.39)           13.14         (25.13)
 Year Ended June 30, 2000...............    (0.18)          (0.33)           17.97          20.97
 Six Months Ended June 30, 1999 (f).....       --              --            15.13           8.61(b)
 Year Ended December 31, 1998...........    (0.05)          (0.20)           13.93          16.43
 Year Ended December 31, 1997...........       --           (0.12)           12.14           3.98
 Year Ended December 31, 1996...........       --           (0.11)           11.79           7.90

                                                                   RATIOS/SUPPLEMENTARY DATA
                                          ----------------------------------------------------------------------------
                                                                        RATIO OF NET       RATIO OF
                                          NET ASSETS,    RATIO OF        INVESTMENT        EXPENSES
                                              END        EXPENSES        INCOME TO        TO AVERAGE
                                           OF PERIOD    TO AVERAGE        AVERAGE            NET           PORTFOLIO
                                            (000'S)     NET ASSETS       NET ASSETS        ASSETS*        TURNOVER (A)
                                          -----------   ----------      ------------      ----------      ------------
EQUITY INDEX FUND (CLASS I)
 Six Months Ended December 31, 2001
 (unaudited)............................  $1,729,560       0.35%(c)         1.09%(c)         0.35%(c)         1.89%
 Year Ended June 30, 2001...............   1,742,852       0.35             0.89             0.36             9.72(g)
 Year Ended June 30, 2000...............   1,987,505       0.35             0.95             0.42             7.89
 Year Ended June 30, 1999...............   1,855,947       0.35             1.14             0.57             5.37
 Year Ended June 30, 1998...............     671,422       0.35             1.37             0.62             4.32
 Year Ended June 30, 1997...............     480,819       0.30             1.87             0.61             5.81
MARKET EXPANSION INDEX FUND (CLASS I)
 Six Months Ended December 31, 2001
 (unaudited)............................      35,003       0.57(c)          0.48(c)          0.57(c)         29.67
 Year Ended June 30, 2001...............      31,337       0.57             0.61             0.57            36.68
 Year Ended June 30, 2000...............      28,699       0.57             0.72             0.71            64.29
 Six Months Ended June 30, 1999 (d).....      28,871       0.57(c)          0.68(c)          0.97(c)         36.50
 July 31, 1998 to December 31, 1998
 (e)....................................      27,483       0.56(c)          0.75(c)          1.12(c)         20.18
TECHNOLOGY FUND (CLASS I)
 Six Months Ended December 31, 2001
 (unaudited)............................       4,444       1.30(c)         (1.02)(c)         1.30(c)         16.72
 July 28, 2000 to June 30, 2001 (e).....       3,509       1.30(c)         (0.98)(c)         1.30(c)         76.53
HEALTH SCIENCES FUND (CLASS I)
 Six Months Ended December 31, 2001
 (unaudited)............................       1,361       1.35(c)         (0.59)(c)         1.35(c)         11.24
 March 23, 2001 to June 30, 2001 (e)....       1,080       1.35(c)         (0.51)(c)         1.35(c)          2.34
INTERNATIONAL EQUITY INDEX FUND (CLASS
I)
 Six Months Ended December 31, 2001
 (unaudited)............................     567,938       0.87(c)          0.41(c)          0.87(c)          6.26
 Year Ended June 30, 2001...............     639,028       0.83             1.21             0.83             6.75
 Year Ended June 30, 2000...............     795,657       0.86             0.66             0.86            13.85
 Year Ended June 30, 1999...............     657,902       0.85             1.03             0.85            33.99
 Year Ended June 30, 1998...............     586,741       0.88             1.29             0.89             9.90
 Year Ended June 30, 1997...............     449,949       0.86             1.00             0.86             9.61
DIVERSIFIED INTERNATIONAL FUND (CLASS I)
 Six Months Ended December 31, 2001
 (unaudited)............................     783,718       1.05(c)          0.30(c)          1.06(c)         92.04
 Year Ended June 30, 2001...............     790,431       1.05             1.18             1.05            29.92
 Year Ended June 30, 2000...............     851,758       1.05             0.62             1.06            17.05
 Six Months Ended June 30, 1999 (f).....     599,310       1.06(c)          1.59(c)          1.09(c)          2.96
 Year Ended December 31, 1998...........     569,522       1.09             1.04             1.09             8.50
 Year Ended December 31, 1997...........     487,986       1.10             1.05             1.10             3.56
 Year Ended December 31, 1996...........     389,997       1.10             1.01             1.10             6.37

One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                         INVESTMENT ACTIVITIES                        DISTRIBUTIONS
                                                      ---------------------------                -----------------------
                                                                    NET REALIZED
                                          NET ASSET      NET       AND UNREALIZED                             IN EXCESS
                                           VALUE,     INVESTMENT       GAINS        TOTAL FROM      NET         OF NET
                                          BEGINNING     INCOME     (LOSSES) FROM    INVESTMENT   INVESTMENT   INVESTMENT
                                          OF PERIOD     (LOSS)      INVESTMENTS     ACTIVITIES     INCOME       INCOME
                                          ---------   ----------   --------------   ----------   ----------   ----------
SMALL CAP GROWTH FUND (CLASS A)
 Six Months Ended December 31, 2001
   (Unaudited)..........................   $10.39       $(0.05)        $(0.26)        $(0.31)      $   --       $   --
 Year Ended June 30, 2001...............    12.91        (0.10)         (1.03)         (1.13)          --           --
 Year Ended June 30, 2000...............    10.61        (0.01)          3.19           3.18           --           --
 Year Ended June 30, 1999...............    12.02        (0.02)         (0.20)         (0.22)          --           --
 Year Ended June 30, 1998...............    10.94        (0.03)          2.44           2.41           --           --
 Year Ended June 30, 1997...............    10.73        (0.04)          1.35           1.31           --           --
SMALL CAP VALUE FUND (CLASS A)
 Six Months Ended December 31, 2001
   (Unaudited)..........................    19.20         0.08           1.43           1.51        (0.06)          --
 Year Ended June 30, 2001...............    13.52         0.22           5.64           5.86        (0.18)          --
 Year Ended June 30, 2000...............    14.04         0.03          (0.45)         (0.42)       (0.10)          --
 Six Months Ended June 30, 1999 (d).....    14.81        (0.05)         (0.64)         (0.69)          --           --
 Year Ended December 31, 1998...........    16.03        (0.10)         (0.59)         (0.69)          --           --
 Year Ended December 31, 1997...........    13.70        (0.06)          4.16           4.10           --           --
 Year Ended December 31, 1996...........    12.20        (0.02)          3.02           3.00           --           --
MID CAP GROWTH FUND (CLASS A)
 Six Months Ended December 31, 2001
   (Unaudited)..........................    21.64        (0.08)         (0.93)         (1.01)          --           --
 Year Ended June 30, 2001...............    29.23        (0.19)         (3.08)         (3.27)          --           --
 Year Ended June 30, 2000...............    25.02        (0.11)          8.40           8.29           --           --
 Year Ended June 30, 1999...............    22.36        (0.10)          5.46           5.36           --           --
 Year Ended June 30, 1998...............    19.37        (0.08)          5.65           5.57           --           --
 Year Ended June 30, 1997...............    18.76         0.21           3.58           3.79        (0.24)       (0.02)
MID CAP VALUE (CLASS A)
 Six Months Ended December 31, 2001
   (Unaudited)..........................    16.80         0.03          (0.30)         (0.27)       (0.03)          --
 Year Ended June 30, 2001...............    13.48         0.08           4.00           4.08        (0.08)          --
 Year Ended June 30, 2000...............    14.93         0.09          (0.15)         (0.06)       (0.09)          --
 Year Ended June 30, 1999...............    16.93         0.09           0.26           0.35        (0.09)          --
 Year Ended June 30, 1998...............    15.68         0.10           3.99           4.09        (0.10)          --
 Year Ended June 30, 1997...............    14.72         0.19           2.57           2.76        (0.19)          --
DIVERSIFIED MID CAP FUND (CLASS A)
 Six Months Ended December 31, 2001
   (Unaudited)..........................    18.25        (0.02)         (0.57)         (0.59)          --           --
 Year Ended June 30, 2001...............    21.50        (0.01)          1.31           1.30           --(f)        --
 Year Ended June 30, 2000...............    21.96        (0.01)          2.58           2.57        (0.02)          --
 Six Months Ended June 30, 1999 (e).....    20.35        (0.04)          1.70           1.66           --           --
 Year Ended December 31, 1998...........    20.89        (0.07)          0.92           0.85           --           --
 Year Ended December 31, 1997...........    17.61        (0.03)          4.87           4.84           --           --
 Year Ended December 31, 1996...........    15.15         0.02           3.74           3.76        (0.02)          --

------------
 * During the period, certain fees were voluntarily reduced. If such voluntarily fee reductions had not occurred, the ratios would have been as indicated.

(a) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

(b) Not annualized.

(c) Annualized.

(d) Upon reorganizing as a fund of One Group Mutual Funds, the Pegasus Small Cap Opportunity Fund became the Small Cap Value Fund. The Financial Highlights for the periods prior to March 22, 1999, represent the Pegasus Small Cap Opportunity Fund.

(e) Upon reorganizing as a fund of One Group Mutual Funds, the Pegasus Mid Cap Opportunity Fund became the Diversified Mid Cap Fund. The Financial Highlights for the periods prior to March 22, 1999, represent the Pegasus Mid Cap Opportunity Fund.

(f) Amount is less than $0.01.

(g) The Portfolio Turnover was adjusted for Redemptions In-Kind for shareholders that took place during 1997. The Fund's securities sales were appropriately reduced by the fair market value of the Redemptions In-Kind. The Redemptions In-Kind for the Fund was approximately $4 million.

See notes to financial statements.

--------------------------------------------------------------------------------

                                                       DISTRIBUTIONS
                                          ----------------------------------------
                                                       IN EXCESS                       NET ASSET
                                            NET         OF NET                          VALUE,
                                          REALIZED     REALIZED          TOTAL          END OF        TOTAL
                                           GAINS         GAINS       DISTRIBUTIONS      PERIOD       RETURN
                                          --------     ---------     -------------     ---------     -------
SMALL CAP GROWTH FUND (CLASS A)
 Six Months Ended December 31, 2001
 (unaudited)............................   $   --       $   --          $   --          $10.08        (2.98)%(b)
 Year Ended June 30, 2001...............    (1.39)          --           (1.39)          10.39        (9.21)
 Year Ended June 30, 2000...............    (0.88)          --           (0.88)          12.91        31.79
 Year Ended June 30, 1999...............    (1.19)          --           (1.19)          10.61        (0.53)
 Year Ended June 30, 1998...............    (1.33)          --           (1.33)          12.02        23.28
 Year Ended June 30, 1997...............    (1.10)          --           (1.10)          10.94        13.52

SMALL CAP VALUE FUND (CLASS A)
 Six Months Ended December 31, 2001
 (unaudited)............................    (1.12)          --           (1.18)          19.53         8.25(b)
 Year Ended June 30, 2001...............       --           --           (0.18)          19.20        43.55
 Year Ended June 30, 2000...............       --           --           (0.10)          13.52        (2.94)
 Six Months Ended June 30, 1999 (d).....    (0.08)          --           (0.08)          14.04        (4.61)(b)
 Year Ended December 31, 1998...........    (0.46)       (0.07)          (0.53)          14.81        (4.29)
 Year Ended December 31, 1997...........    (1.77)          --           (1.77)          16.03        30.16
 Year Ended December 31, 1996...........    (1.50)          --           (1.50)          13.70        24.59

MID CAP GROWTH FUND (CLASS A)
 Six Months Ended December 31, 2001
 (unaudited)............................    (0.07)          --           (0.07)          20.56        (4.65)(b)
 Year Ended June 30, 2001...............    (4.32)          --           (4.32)          21.64       (13.77)
 Year Ended June 30, 2000...............    (4.08)          --           (4.08)          29.23        36.25
 Year Ended June 30, 1999...............    (2.70)          --           (2.70)          25.02        27.87
 Year Ended June 30, 1998...............    (2.58)          --           (2.58)          22.36        30.95
 Year Ended June 30, 1997...............    (2.92)          --           (3.18)          19.37        22.52

MID CAP VALUE (CLASS A)
 Six Months Ended December 31, 2001
 (unaudited)............................    (1.36)          --           (1.39)          15.14        (1.75)(b)
 Year Ended June 30, 2001...............    (0.68)          --           (0.76)          16.80        31.30
 Year Ended June 30, 2000...............    (1.30)          --           (1.39)          13.48         0.05
 Year Ended June 30, 1999...............    (2.26)          --           (2.35)          14.93         3.70
 Year Ended June 30, 1998...............    (2.74)          --           (2.84)          16.93        27.90
 Year Ended June 30, 1997...............    (1.61)          --           (1.80)          15.68        20.21

DIVERSIFIED MID CAP FUND (CLASS A)
 Six Months Ended December 31, 2001
 (unaudited)............................    (0.88)          --           (0.88)          16.78        (3.20)(b)
 Year Ended June 30, 2001...............    (4.55)          --           (4.55)          18.25         5.91
 Year Ended June 30, 2000...............    (3.01)          --           (3.03)          21.50        13.74
 Six Months Ended June 30, 1999(e)......    (0.05)          --           (0.05)          21.96         8.21(b)
 Year Ended December 31, 1998...........    (1.39)          --           (1.39)          20.35         4.30
 Year Ended December 31, 1997...........    (1.56)          --           (1.56)          20.89        27.56
 Year Ended December 31, 1996...........    (1.28)          --           (1.30)          17.61        24.91

                                                             RATIOS/SUPPLEMENTARY DATA
                                          ----------------------------------------------------------------
                                                     RATIO OF      RATIO OF      RATIO OF
                                            NET      EXPENSES        NET         EXPENSES
                                          ASSETS,       TO        INVESTMENT        TO
                                           END OF    AVERAGE      INCOME TO      AVERAGE
                                           PERIOD      NET         AVERAGE         NET         PORTFOLIO
                                          (000'S)     ASSETS      NET ASSETS     ASSETS*      TURNOVER (C)
                                          --------   --------     ----------     --------     ------------
SMALL CAP GROWTH FUND (CLASS A)
 Six Months Ended December 31, 2001
 (unaudited)............................  $ 52,628     1.30%(c)     (0.86)%(c)     1.31%(c)       54.54%
 Year Ended June 30, 2001...............    56,221     1.29         (0.83)         1.29          157.71
 Year Ended June 30, 2000...............    71,858     1.30         (0.48)         1.33          163.03
 Year Ended June 30, 1999...............    22,081     1.31         (0.24)         1.44          127.83
 Year Ended June 30, 1998...............    21,634     1.31         (0.31)         1.44           83.77
 Year Ended June 30, 1997...............    17,299     1.27         (0.41)         1.45           92.01
SMALL CAP VALUE FUND (CLASS A)
 Six Months Ended December 31, 2001
 (unaudited)............................    51,417     1.23(c)       0.77(c)       1.23(c)        16.46
 Year Ended June 30, 2001...............    40,634     1.21          1.07          1.21           74.81
 Year Ended June 30, 2000...............    14,725     1.18          0.60          1.27          146.46
 Six Months Ended June 30, 1999 (d).....    26,592     1.17(c)      (0.58)(c)      1.29(c)        50.90
 Year Ended December 31, 1998...........    32,217     1.19         (0.73)         1.19           42.39
 Year Ended December 31, 1997...........    21,836     1.18         (0.68)         1.18           58.29
 Year Ended December 31, 1996...........     6,697     1.13         (0.29)         1.24           93.82
MID CAP GROWTH FUND (CLASS A)
 Six Months Ended December 31, 2001
 (unaudited)............................   324,764     1.24(c)      (0.79)(c)      1.29(c)        43.07
 Year Ended June 30, 2001...............   338,797     1.24         (0.85)         1.24          127.02
 Year Ended June 30, 2000...............   343,284     1.24         (0.64)         1.26          181.78
 Year Ended June 30, 1999...............   159,292     1.24         (0.60)         1.34          141.46
 Year Ended June 30, 1998...............    95,647     1.25         (0.60)         1.35          158.43
 Year Ended June 30, 1997...............    43,370     1.25          0.92          1.34          301.35
MID CAP VALUE (CLASS A)
 Six Months Ended December 31, 2001
 (unaudited)............................   133,039     1.22(c)       0.40(c)       1.22(c)        49.43
 Year Ended June 30, 2001...............   124,248     1.21          0.51          1.21          127.06
 Year Ended June 30, 2000...............    88,721     1.22          0.67          1.26          110.43
 Year Ended June 30, 1999...............   122,392     1.21          0.28          1.31          115.65
 Year Ended June 30, 1998...............    29,443     1.21          0.60          1.31          106.41
 Year Ended June 30, 1997...............    23,909     1.23          1.26          1.31           92.66
DIVERSIFIED MID CAP FUND (CLASS A)
 Six Months Ended December 31, 2001
 (unaudited)............................   153,130     1.22(c)      (0.05)(c)      1.22(c)        15.27
 Year Ended June 30, 2001...............   177,665     1.18         (0.06)         1.18           59.45
 Year Ended June 30, 2000...............   217,623     1.11         (0.01)         1.19           70.01
 Six Months Ended June 30, 1999(e)......   242,528     1.10(c)      (0.30)(c)      1.22(c)        23.53
 Year Ended December 31, 1998...........   278,279     1.15         (0.33)         1.15           26.89
 Year Ended December 31, 1997...........   234,020     1.09         (0.20)         1.09           37.54(g)
 Year Ended December 31, 1996...........    91,516     0.93          0.12          0.93           34.87

One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                            INVESTMENT ACTIVITIES                        DISTRIBUTIONS
                                                         ---------------------------                -----------------------
                                                                       NET REALIZED
                                             NET ASSET      NET       AND UNREALIZED                             IN EXCESS
                                              VALUE,     INVESTMENT       GAINS        TOTAL FROM      NET         OF NET
                                             BEGINNING     INCOME     (LOSSES) FROM    INVESTMENT   INVESTMENT   INVESTMENT
                                             OF PERIOD     (LOSS)      INVESTMENTS     ACTIVITIES     INCOME       INCOME
                                             ---------   ----------   --------------   ----------   ----------   ----------
LARGE CAP GROWTH FUND (CLASS A)
  Six Months Ended December 31, 2001
    (Unaudited)............................   $17.57       $(0.03)        $(1.55)        $(1.58)      $   --       $   --
  Year Ended June 30, 2001.................    27.42        (0.14)         (8.81)         (8.95)          --           --
  Year Ended June 30, 2000.................    26.86        (0.07)          3.97           3.90           --           --
  Year Ended June 30, 1999.................    23.32        (0.07)          5.97           5.90           --           --
  Year Ended June 30, 1998.................    19.92        (0.01)          6.30           6.29           --        (0.01)
  Year Ended June 30, 1997.................    15.83         0.08           4.88           4.96        (0.07)          --
LARGE CAP VALUE FUND (CLASS A)
  Six Months Ended December 31, 2001
    (Unaudited)............................    16.28         0.03          (1.78)         (1.75)       (0.03)          --
  Year Ended June 30, 2001.................    15.61         0.07           1.07           1.14        (0.08)          --
  Year Ended June 30, 2000.................    18.24         0.09          (1.14)         (1.05)       (0.09)          --
  Year Ended June 30, 1999.................    16.77         0.14           2.52           2.66        (0.14)          --
  Year Ended June 30, 1998.................    14.85         0.18           2.84           3.02        (0.17)          --
  Year Ended June 30, 1997.................    12.87         0.23           3.04           3.27        (0.23)          --
EQUITY INCOME FUND (CLASS A)
  Six Months Ended December 31, 2001
    (Unaudited)............................    19.36         0.12          (0.53)         (0.41)       (0.11)          --
  Year Ended June 30, 2001.................    21.19         0.20           0.69           0.89        (0.20)          --
  Year Ended June 30, 2000.................    24.45         0.25          (2.31)         (2.06)       (0.26)          --
  Year Ended June 30, 1999.................    24.04         0.27           2.08           2.35        (0.26)          --
  Year Ended June 30, 1998.................    21.90         0.25           4.37           4.62        (0.25)          --
  Year Ended June 30, 1997.................    17.64         0.31           4.87           5.18        (0.31)          --
DIVERSIFIED EQUITY FUND (CLASS A)
  Six Months Ended December 31, 2001
    (Unaudited)............................    12.91         0.01          (0.63)         (0.62)       (0.01)          --
  Year Ended June 30, 2001.................    15.00           --          (1.84)         (1.84)       (0.01)          --
  Year Ended June 30, 2000.................    15.16           --           0.72           0.72        (0.01)          --
  Year Ended June 30, 1999.................    13.50         0.02           2.51           2.53        (0.03)          --
  Year Ended June 30, 1998.................    11.50         0.05           3.36           3.41        (0.05)          --
  Year Ended June 30, 1997.................    10.39         0.09           2.83           2.92        (0.08)          --
BALANCED FUND (CLASS A)
  Six Months Ended December 31, 2001
    (Unaudited)............................    13.14         0.15          (0.31)         (0.16)       (0.15)          --
  Year Ended June 30, 2001.................    14.00         0.31          (0.85)         (0.54)       (0.32)          --
  Year Ended June 30, 2000.................    14.14         0.34           0.40           0.74        (0.35)          --
  Year Ended June 30, 1999.................    13.81         0.31           1.28           1.59        (0.31)          --
  Year Ended June 30, 1998.................    13.00         0.36           2.24           2.60        (0.36)          --
  Year Ended June 30, 1997.................    11.72         0.39           1.83           2.22        (0.40)          --

------------
 * During the period, certain fees were voluntarily reduced. If such voluntarily fee reductions had not occurred, the ratios would have been as indicated.

(a) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

(b) Not annualized.

(c) Annualized.

See notes to financial statements.

--------------------------------------------------------------------------------

                                          DISTRIBUTIONS
                                    --------------------------

                                                                   NET ASSET
                                      NET                           VALUE,
                                    REALIZED         TOTAL            END         TOTAL
                                     GAINS       DISTRIBUTIONS     OF PERIOD     RETURN
                                    --------     -------------     ---------     -------
LARGE CAP GROWTH FUND (CLASS A)
 Six Months Ended December 31,
 2001 (unaudited)                    $   --         $   --          $15.99        (8.99)%(b)
 Year Ended June 30, 2001             (0.90)         (0.90)          17.57       (33.72)
 Year Ended June 30, 2000             (3.34)         (3.34)          27.42        14.99
 Year Ended June 30, 1999             (2.36)         (2.36)          26.86        28.43
 Year Ended June 30, 1998             (2.88)         (2.89)          23.32        35.43
 Year Ended June 30, 1997             (0.80)         (0.87)          19.92        32.57

LARGE CAP VALUE FUND (CLASS A)
 Six Months Ended December 31,
 2001 (unaudited)                     (0.17)         (0.20)          14.33       (10.80)(b)
 Year Ended June 30, 2001             (0.39)         (0.47)          16.28         7.30
 Year Ended June 30, 2000             (1.49)         (1.58)          15.61        (6.06)
 Year Ended June 30, 1999             (1.05)         (1.19)          18.24        17.39
 Year Ended June 30, 1998             (0.93)         (1.10)          16.77        21.14
 Year Ended June 30, 1997             (1.06)         (1.29)          14.85        26.90

EQUITY INCOME FUND (CLASS A)
 Six Months Ended December 31,
 2001 (unaudited)                     (1.06)         (1.17)          17.78        (2.18)(b)
 Year Ended June 30, 2001             (2.52)         (2.72)          19.36         4.02
 Year Ended June 30, 2000             (0.94)         (1.20)          21.19        (8.61)
 Year Ended June 30, 1999             (1.68)         (1.94)          24.45        10.94
 Year Ended June 30, 1998             (2.23)         (2.48)          24.04        22.91
 Year Ended June 30, 1997             (0.61)         (0.92)          21.90        30.39

DIVERSIFIED EQUITY FUND (CLASS A)
 Six Months Ended December 31,
 2001 (unaudited)                     (0.04)         (0.05)          12.24        (4.80)(b)
 Year Ended June 30, 2001             (0.24)         (0.25)          12.91       (12.52)
 Year Ended June 30, 2000             (0.87)         (0.88)          15.00         4.97
 Year Ended June 30, 1999             (0.84)         (0.87)          15.16        20.36
 Year Ended June 30, 1998             (1.36)         (1.41)          13.50        31.96
 Year Ended June 30, 1997             (1.73)         (1.81)          11.50        31.53

BALANCED FUND (CLASS A)
 Six Months Ended December 31,
 2001 (unaudited)                        --          (0.15)          12.83        (1.21)(b)
 Year Ended June 30, 2001                --          (0.32)          13.14        (3.92)
 Year Ended June 30, 2000             (0.53)         (0.88)          14.00         5.48
 Year Ended June 30, 1999             (0.95)         (1.26)          14.14        12.45
 Year Ended June 30, 1998             (1.43)         (1.79)          13.81        21.71
 Year Ended June 30, 1997             (0.54)         (0.94)          13.00        19.85

                                                            RATIOS/SUPPLEMENTARY DATA
                                    -------------------------------------------------------------------------
                                                                 RATIO OF NET      RATIO OF
                                    NET ASSETS,    RATIO OF       INVESTMENT       EXPENSES
                                        END        EXPENSES       INCOME TO       TO AVERAGE
                                     OF PERIOD    TO AVERAGE       AVERAGE           NET          PORTFOLIO
                                      (000'S)     NET ASSETS      NET ASSETS       ASSETS*       TURNOVER (A)
                                    -----------   ----------     ------------     ----------     ------------
LARGE CAP GROWTH FUND (CLASS A)
 Six Months Ended December 31,
 2001 (unaudited)                    $364,925        1.20%(c)       (0.30)%(c)       1.20%(c)        21.68%
 Year Ended June 30, 2001             412,205        1.18           (0.63)           1.18            73.36
 Year Ended June 30, 2000             662,088        1.19           (0.38)           1.22           123.21
 Year Ended June 30, 1999             447,209        1.21           (0.43)           1.31            86.34
 Year Ended June 30, 1998             199,052        1.24           (0.04)           1.34           117.34
 Year Ended June 30, 1997             125,910        1.24            0.44            1.32            57.17
LARGE CAP VALUE FUND (CLASS A)
 Six Months Ended December 31,
 2001 (unaudited)                      69,156        1.23(c)         0.44(c)         1.23(c)         60.54
 Year Ended June 30, 2001              77,476        1.21            0.44            1.21           127.66
 Year Ended June 30, 2000              45,190        1.21            0.56            1.24           131.95
 Year Ended June 30, 1999              28,448        1.20            0.90            1.30            40.69
 Year Ended June 30, 1998              15,699        1.20            1.10            1.30            47.35
 Year Ended June 30, 1997              14,832        1.22            1.72            1.31            77.05
EQUITY INCOME FUND (CLASS A)
 Six Months Ended December 31,
 2001 (unaudited)                      88,532        1.23(c)         1.28(c)         1.25(c)          8.05
 Year Ended June 30, 2001              94,379        1.23            1.00            1.23            13.44
 Year Ended June 30, 2000             102,783        1.16            1.17            1.26            15.82
 Year Ended June 30, 1999             135,420        1.18            1.17            1.34            16.22
 Year Ended June 30, 1998             117,682        1.25            1.15            1.35            14.64
 Year Ended June 30, 1997              78,976        1.25            1.65            1.34            28.18
DIVERSIFIED EQUITY FUND (CLASS A)
 Six Months Ended December 31,
 2001 (unaudited)                     214,158        1.21(c)         0.23(c)         1.21(c)          4.64
 Year Ended June 30, 2001             232,969        1.20            0.01            1.20            21.92
 Year Ended June 30, 2000             298,378        1.20           (0.05)           1.23            37.98
 Year Ended June 30, 1999             340,736        1.20            0.10            1.30            50.82
 Year Ended June 30, 1998              80,500        1.23            0.40            1.33            62.37
 Year Ended June 30, 1997              47,306        1.23            0.83            1.34           113.17
BALANCED FUND (CLASS A)
 Six Months Ended December 31,
 2001 (unaudited)                     123,116        1.14(c)         2.27(c)         1.14(c)          8.56
 Year Ended June 30, 2001             129,984        1.14            2.31            1.14            37.61
 Year Ended June 30, 2000             135,367        1.13            2.53            1.19            57.08
 Year Ended June 30, 1999              80,819        1.10            2.33            1.30            85.81
 Year Ended June 30, 1998              50,456        1.10            2.77            1.38            46.04
 Year Ended June 30, 1997              31,379        1.05            3.30            1.34            80.96

One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                          INVESTMENT ACTIVITIES                                DISTRIBUTIONS
                                               -------------------------------------------                -----------------------
                                                             NET REALIZED       CAPITAL
                                   NET ASSET      NET       AND UNREALIZED   CONTRIBUTIONS                             IN EXCESS
                                    VALUE,     INVESTMENT       GAINS            FROM        TOTAL FROM      NET         OF NET
                                   BEGINNING     INCOME     (LOSSES) FROM     INVESTMENT     INVESTMENT   INVESTMENT   INVESTMENT
                                   OF PERIOD     (LOSS)      INVESTMENTS      ACTIVITIES     ACTIVITIES     INCOME       INCOME
                                   ---------   ----------   --------------   -------------   ----------   ----------   ----------
EQUITY INDEX FUND (CLASS A)
 Six Months Ended December 31,
   2001 (unaudited)..............   $27.96       $ 0.11         $(1.75)          $  --         $(1.64)      $(0.11)      $   --
 Year Ended June 30, 2001........    33.20         0.20          (5.25)             --          (5.05)       (0.19)          --
 Year Ended June 30, 2000........    31.78         0.22           1.87              --           2.09        (0.22)          --
 Year Ended June 30, 1999........    27.15         0.22           5.56              --           5.78        (0.23)          --
 Year Ended June 30, 1998........    21.81         0.26           5.97              --           6.23        (0.26)          --
 Year Ended June 30, 1997........    16.67         0.29           5.28              --           5.57        (0.28)          --
MARKET EXPANSION INDEX FUND
 (CLASS A)
 Six Months Ended December 31,
   2001 (unaudited)..............     8.81         0.01          (0.06)             --          (0.05)       (0.01)          --
 Year Ended June 30, 2001........     9.06         0.03           0.71              --           0.74        (0.03)          --
 Year Ended June 30, 2000........    10.63         0.05           1.14            0.02           1.21        (0.05)          --
 Six Months Ended June 30, 1999
   (d)...........................    10.53         0.03           0.39              --           0.42        (0.03)          --
 July 31, 1998 to December 31,
   1998 (e)......................    10.00           --           0.95              --           0.95        (0.01)          --
TECHNOLOGY FUND (CLASS A)
 Six Months Ended December 31,
   2001 (unaudited)..............     5.89        (0.03)         (0.78)             --          (0.81)          --           --
 July 28, 2000 to June 30, 2001
   (e)...........................    10.00        (0.08)         (4.03)             --          (4.11)          --           --
HEALTH SCIENCES FUND (CLASS A)
 Six Months Ended December 31,
   2001 (unaudited)..............    11.70        (0.03)         (0.22)             --          (0.25)          --           --
 March 23, 2001 to June 30, 2001
   (e)...........................    10.00        (0.02)          1.72              --           1.70           --           --
INTERNATIONAL EQUITY INDEX FUND
 (CLASS A)
 Six Months Ended December 31,
   2001 (unaudited)..............    16.08         0.01          (1.74)             --          (1.73)       (0.10)          --
 Year Ended June 30, 2001........    21.66         0.25          (5.65)             --          (5.40)       (0.13)          --
 Year Ended June 30, 2000........    18.68         0.11           3.16              --           3.27           --(f)        --
 Year Ended June 30, 1999........    17.99         0.29           1.60              --           1.89        (0.35)          --
 Year Ended June 30, 1998........    16.92         0.19           1.31              --           1.50           --           --
 Year Ended June 30, 1997........    15.16         0.11           2.03              --           2.14        (0.13)       (0.01)
DIVERSIFIED INTERNATIONAL FUND
 (CLASS A)
 Six Months Ended December 31,
   2001 (unaudited)..............    13.11         0.01          (0.89)             --          (0.88)       (0.11)          --
 Year Ended June 30, 2001........    17.90         0.12          (4.57)             --          (4.45)       (0.04)          --
 Year Ended June 30, 2000........    15.08         0.05           3.07              --           3.12        (0.12)          --
 Six Months Ended June 30, 1999
   (g)...........................    13.89         0.08           1.11              --           1.19           --           --
 Year Ended December 31, 1998....    12.11         0.11           1.84              --           1.95        (0.13)       (0.04)
 Year Ended December 31, 1997....    11.77         0.07           0.36              --           0.43        (0.09)          --
 Year Ended December 31, 1996....    11.05         0.10           0.72              --           0.82        (0.10)          --

------------
 * During the period, certain fees were voluntarily reduced. If such voluntarily fee reductions had not occurred, the ratios would have been as indicated.

(a) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

(b) Not annualized.

(c) Annualized.

(d) Upon reorganizing as a fund of One Group Mutual Funds, the Pegasus Market Expansion Index Fund became the Market Expansion Index Fund. The Financial Highlights for the periods prior to March 22, 1999, represent the Pegasus Market Expansion Index Fund.

(e) Period from commencement of operations.

(f) Amount is less than $0.01.

(g) Upon reorganizing as a fund of One Group Mutual Funds, the Pegasus International Equity Fund became the Diversified International Fund. The Financial Highlights for the periods prior to March 22, 1999, represent the Pegasus International Equity Fund.

(h) The Portfolio Turnover was adjusted for Redemptions In-Kind for shareholders that took place during fiscal year 2001. The Fund's securities sales were appropriately reduced by the fair market value of the Redemptions In-Kind. The Redemptions In-Kind for the Fund was approximately $88 million.

See notes to financial statements.

--------------------------------------------------------------------------------

                                 DISTRIBUTIONS                              RATIOS/SUPPLEMENTARY DATA:
                            ------------------------                        ------------------------

                                                       NET ASSET            NET ASSETS,    RATIO OF
                              NET                       VALUE,                  END        EXPENSES
                            REALIZED       TOTAL          END      TOTAL     OF PERIOD    TO AVERAGE
                             GAINS     DISTRIBUTIONS   OF PERIOD   RETURN     (000'S)     NET ASSETS
                            --------   -------------   ---------   ------   -----------   ----------
EQUITY INDEX FUND (CLASS
 A)
Six Months Ended December
 31, 2001 (unaudited).....       --        (0.11)       $26.21     (5.85)%(b)  $576,886     0.60%(c)
Year Ended June 30,
 2001.....................       --        (0.19)        27.96     (15.25)      728,675     0.60
Year Ended June 30,
 2000.....................    (0.45)       (0.67)        33.20      6.61        903,371     0.60
Year Ended June 30,
 1999.....................    (0.92)       (1.15)        31.78     22.22        732,325     0.60
Year Ended June 30,
 1998.....................    (0.63)       (0.89)        27.15     29.33        218,518     0.60
Year Ended June 30,
 1997.....................    (0.15)       (0.43)        21.81     33.94         98,338     0.55

MARKET EXPANSION INDEX
 FUND (CLASS A)
Six Months Ended December
 31, 2001 (unaudited).....    (0.04)       (0.05)         8.71     (0.64)(b)      5,948     0.82(c)
Year Ended June 30,
 2001.....................    (0.96)       (0.99)         8.81      8.59          3,808     0.82
Year Ended June 30,
 2000.....................    (2.73)       (2.78)         9.06     13.93          2,066     0.82
Six Months Ended June 30,
 1999(d)..................    (0.29)       (0.32)        10.63     4.39(b)          277     0.85(c)
July 31, 1998 to December
 31, 1998(e)..............    (0.41)       (0.42)        10.53     9.30(b)           30     0.77(c)

TECHNOLOGY FUND (CLASS A)
Six Months Ended December
 31, 2001(unaudited)......       --           --          5.08     (13.75)(b)    28,408     1.55(c)
July 28, 2000 to June 30,
 2001(e)..................       --           --          5.89     (41.10)(b)    33,349     1.55(c)

HEALTH SCIENCES FUND
 (CLASS A)
Six Months Ended December
 31, 2001 (unaudited).....    (0.04)       (0.04)        11.41     (2.16)(b)      8,241     1.60(c)
March 23, 2001 to June 30,
 2001(e)..................       --           --         11.70     17.00(b)       5,016     1.60(c)

INTERNATIONAL EQUITY INDEX
 FUND (CLASS A)
Six Months Ended December
 31, 2001 (unaudited).....       --        (0.10)        14.25     (10.73)(b)    26,186     1.12(c)
Year Ended June 30,
 2001.....................    (0.05)       (0.18)        16.08     (25.05)       30,002     1.08
Year Ended June 30,
 2000.....................    (0.29)       (0.29)        21.66     17.58         67,967     1.11
Year Ended June 30,
 1999.....................    (0.85)       (1.20)        18.68     11.21         55,691     1.10
Year Ended June 30,
 1998.....................    (0.43)       (0.43)        17.99      9.34         24,060     1.13
Year Ended June 30,
 1997.....................    (0.15)       (0.38)        16.92     14.31         12,562     1.11

DIVERSIFIED INTERNATIONAL
 FUND (CLASS A)
Six Months Ended December
 31, 2001 (unaudited).....       --        (0.11)        12.12     (6.73)(b)     29,141     1.30(c)
Year Ended June 30,
 2001.....................    (0.30)       (0.34)        13.11     (25.25)       34,840     1.30
Year Ended June 30,
 2000.....................    (0.18)       (0.30)        17.90     20.66         35,605     1.30
Six Months Ended June 30,
 1999(g)..................       --           --         15.08     8.57(b)       34,900     1.29(c)
Year Ended December 31,
 1998.....................       --        (0.17)        13.89     16.12         44,232     1.34
Year Ended December 31,
 1997.....................       --        (0.09)        12.11      3.69         26,703     1.35
Year Ended December 31,
 1996.....................       --        (0.10)        11.77      7.50         10,836     1.23

                                 RATIOS/SUPPLEMENTARY DATA:
                            ----------------------------------------
                            RATIO OF NET    RATIO OF
                             INVESTMENT     EXPENSES
                             INCOME TO     TO AVERAGE
                              AVERAGE         NET        PORTFOLIO
                             NET ASSETS     ASSETS*     TURNOVER (A)
                            ------------   ----------   ------------
EQUITY INDEX FUND (CLASS
 A)
Six Months Ended December
 31, 2001 (unaudited).....      0.85%(c)      0.60%(c)       1.89%
Year Ended June 30,
 2001.....................      0.64          0.61           9.72(h)
Year Ended June 30,
 2000.....................      0.69          0.70           7.89
Year Ended June 30,
 1999.....................      0.79          0.92           5.37
Year Ended June 30,
 1998.....................      1.11          0.96           4.32
Year Ended June 30,
 1997.....................      1.59          0.95           5.81
MARKET EXPANSION INDEX
 FUND (CLASS A)
Six Months Ended December
 31, 2001 (unaudited).....      0.23(c)       0.82(c)       29.67
Year Ended June 30,
 2001.....................      0.34          0.82          36.68
Year Ended June 30,
 2000.....................      0.51          0.98          64.29
Six Months Ended June 30,
 1999(d)..................      0.43(c)       1.42(c)       36.50
July 31, 1998 to December
 31, 1998(e)..............      0.47(c)       1.24(c)       20.18
TECHNOLOGY FUND (CLASS A)
Six Months Ended December
 31, 2001(unaudited)......     (1.27)(c)      1.55(c)       16.72
July 28, 2000 to June 30,
 2001(e)..................     (1.23)(c)      1.55(c)       76.53
HEALTH SCIENCES FUND
 (CLASS A)
Six Months Ended December
 31, 2001 (unaudited).....     (0.84)(c)      1.60(c)       11.24
March 23, 2001 to June 30,
 2001(e)..................     (0.86)(c)      1.60(c)        2.34
INTERNATIONAL EQUITY INDEX
 FUND (CLASS A)
Six Months Ended December
 31, 2001 (unaudited).....      0.15(c)       1.12(c)        6.26
Year Ended June 30,
 2001.....................      0.80          1.08           6.75
Year Ended June 30,
 2000.....................      0.51          1.14          13.85
Year Ended June 30,
 1999.....................      1.06          1.20          33.99
Year Ended June 30,
 1998.....................      1.11          1.23           9.90
Year Ended June 30,
 1997.....................      0.73          1.19           9.61
DIVERSIFIED INTERNATIONAL
 FUND (CLASS A)
Six Months Ended December
 31, 2001 (unaudited).....      0.05(c)       1.31(c)       92.04
Year Ended June 30,
 2001.....................      0.90          1.30          29.92
Year Ended June 30,
 2000.....................      0.29          1.34          17.05
Six Months Ended June 30,
 1999(g)..................      1.25(c)       1.37(c)        2.96
Year Ended December 31,
 1998.....................      0.79          1.34           8.50
Year Ended December 31,
 1997.....................      0.80          1.35           3.56
Year Ended December 31,
 1996.....................      0.88          1.23           6.37

One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                  INVESTMENT ACTIVITIES                        DISTRIBUTIONS
                                                               ---------------------------                -----------------------
                                                                             NET REALIZED
                                                   NET ASSET      NET       AND UNREALIZED                             IN EXCESS
                                                    VALUE,     INVESTMENT       GAINS        TOTAL FROM      NET         OF NET
                                                   BEGINNING     INCOME     (LOSSES) FROM    INVESTMENT   INVESTMENT   INVESTMENT
                                                   OF PERIOD     (LOSS)      INVESTMENTS     ACTIVITIES     INCOME       INCOME
                                                   ---------   ----------   --------------   ----------   ----------   ----------
SMALL CAP GROWTH FUND (CLASS B)
 Six Months Ended December 31, 2001
   (Unaudited)...................................   $ 9.82       $(0.08)        $(0.26)        $(0.34)      $   --       $   --
 Year Ended June 30, 2001........................    12.36        (0.15)         (1.00)         (1.15)          --           --
 Year Ended June 30, 2000........................    10.26        (0.01)          2.99           2.98           --           --
 Year Ended June 30, 1999........................    11.79        (0.06)         (0.28)         (0.34)          --           --
 Year Ended June 30, 1998........................    10.84        (0.03)          2.31           2.28           --           --
 Year Ended June 30, 1997........................    10.72        (0.10)          1.32           1.22           --           --
SMALL CAP VALUE FUND (CLASS B)
 Six Months Ended December 31, 2001
   (Unaudited)...................................    18.52         0.05           1.34           1.39        (0.01)          --
 Year Ended June 30, 2001........................    13.07         0.26           5.27           5.53        (0.08)          --
 Year Ended June 30, 2000........................    13.63        (0.06)         (0.44)         (0.50)       (0.06)          --
 Six Months Ended June 30, 1999 (d)..............    14.41        (0.11)         (0.59)         (0.70)          --           --
 Year Ended December 31, 1998....................    15.74        (0.17)         (0.63)         (0.80)          --           --
 Year Ended December 31, 1997....................    13.58        (0.07)          4.00           3.93           --           --
 Year Ended December 31, 1996....................    12.12        (0.04)          3.00           2.96           --           --
MID CAP GROWTH FUND (CLASS B)
 Six Months Ended December 31, 2001
   (Unaudited)...................................    19.71        (0.15)         (0.84)         (0.99)          --           --
 Year Ended June 30, 2001........................    27.17        (0.25)         (2.89)         (3.14)          --           --
 Year Ended June 30, 2000........................    23.67        (0.12)          7.70           7.58           --           --
 Year Ended June 30, 1999........................    21.44        (0.18)          5.11           4.93           --           --
 Year Ended June 30, 1998........................    18.82        (0.15)          5.35           5.20           --           --
 Year Ended June 30, 1997........................    18.43         0.11           3.44           3.55        (0.22)       (0.02)
MID CAP VALUE (CLASS B)
 Six Months Ended December 31, 2001
   (Unaudited)...................................    16.57        (0.01)         (0.32)         (0.33)          --           --
 Year Ended June 30, 2001........................    13.34        (0.01)          3.92           3.91           --           --
 Year Ended June 30, 2000........................    14.80        (0.01)         (0.14)         (0.15)       (0.01)          --
 Year Ended June 30, 1999........................    16.85           --           0.22           0.22        (0.01)          --
 Year Ended June 30, 1998........................    15.64        (0.02)          3.98           3.96        (0.01)          --
 Year Ended June 30, 1997........................    14.69         0.08           2.55           2.63        (0.07)          --
DIVERSIFIED MID CAP FUND (CLASS B)**
 Six Months Ended December 31, 2001
   (Unaudited)...................................    17.98        (0.02)         (0.62)         (0.64)          --           --
 Year Ended June 30, 2001........................    32.40        (0.30)          2.21           1.91           --           --
 Year Ended June 30, 2000........................    40.92        (0.08)          3.64           3.56        (0.04)          --
 Six Months Ended June 30, 1999 (e)..............    38.20        (0.28)          3.20           2.92           --           --
 Year Ended December 31, 1998....................    42.32        (0.36)          1.80           1.44           --           --
 Year Ended December 31, 1997....................    38.28        (0.12)         10.40          10.28           --           --
 September 23, 1996 to December 31, 1996 (f).....    40.00           --           3.16           3.16        (0.04)          --

------------
 * During the period, certain fees were voluntarily reduced. If such voluntarily fee reductions had not occurred, the ratios would have been as indicated.

 ** Per share numbers prior to November 17, 2000, have been adjusted to reflect a 4 for 1 reverse stock split.

(a) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

(b) Not annualized.

(c) Annualized.

(d) Upon reorganizing as a fund of One Group Mutual Funds, the Pegasus Small Cap Opportunity Fund became the Small Cap Value Fund. The Financial Highlights for the periods prior to March 22, 1999, represent the Pegasus Small Cap Opportunity Fund.

(e) Upon reorganizing as a fund of One Group Mutual Funds, the Pegasus Mid Cap Opportunity Fund became the Diversified Mid Cap Fund. The Financial Highlights for the periods prior to March 22, 1999, represent the Pegasus Mid Cap Opportunity Fund.

(f) Period from commencement of operations.

(g) The Portfolio Turnover was adjusted for Redemptions In-Kind for shareholders that took place during 1997. The Fund's securities sales were appropriately reduced by the fair market value of the Redemptions In-Kind. The Redemptions In-Kind for the Fund was approximately $4 million.

See notes to financial statements.

--------------------------------------------------------------------------------

                                                 DISTRIBUTIONS
                                    ----------------------------------------

                                                 IN EXCESS                       NET ASSET
                                      NET         OF NET                          VALUE,
                                    REALIZED     REALIZED          TOTAL          END OF        TOTAL
                                     GAINS         GAINS       DISTRIBUTIONS      PERIOD       RETURN
                                    --------     ---------     -------------     ---------     -------
SMALL CAP GROWTH FUND (CLASS B)
 Six Months Ended December 31,
 2001 (unaudited).................  $    --       $   --          $    --         $ 9.48        (3.46)%(b)
 Year Ended June 30, 2001.........    (1.39)          --            (1.39)          9.82        (9.84)
 Year Ended June 30, 2000.........    (0.88)          --            (0.88)         12.36        30.89
 Year Ended June 30, 1999.........    (1.19)          --            (1.19)         10.26        (1.69)
 Year Ended June 30, 1998.........    (1.33)          --            (1.33)         11.79        22.24
 Year Ended June 30, 1997.........    (1.10)          --            (1.10)         10.84        12.74

SMALL CAP VALUE FUND (CLASS B)
 Six Months Ended December 31,
 2001 (unaudited).................    (1.12)          --            (1.13)         18.78         7.81(b)
 Year Ended June 30, 2001.........       --           --            (0.08)         18.52        42.42
 Year Ended June 30, 2000.........       --           --            (0.06)         13.07        (3.67)
 Six Months Ended June 30, 1999
 (d)..............................    (0.08)          --            (0.08)         13.63        (4.81)(b)
 Year Ended December 31, 1998.....    (0.46)       (0.07)           (0.53)         14.41        (5.11)
 Year Ended December 31, 1997.....    (1.77)          --            (1.77)         15.74        29.17
 Year Ended December 31, 1996.....    (1.50)          --            (1.50)         13.58        24.42

MID CAP GROWTH FUND (CLASS B)
 Six Months Ended December 31,
 2001 (unaudited).................    (0.07)          --            (0.07)         18.65        (5.00)(b)
 Year Ended June 30, 2001.........    (4.32)          --            (4.32)         19.71       (14.42)
 Year Ended June 30, 2000.........    (4.08)          --            (4.08)         27.17        35.23
 Year Ended June 30, 1999.........    (2.70)          --            (2.70)         23.67        26.96
 Year Ended June 30, 1998.........    (2.58)          --            (2.58)         21.44        29.79
 Year Ended June 30, 1997.........    (2.92)          --            (3.16)         18.82        21.73

MID CAP VALUE (CLASS B)
 Six Months Ended December 31,
 2001 (unaudited).................    (1.36)          --            (1.36)         14.88        (2.15)(b)
 Year Ended June 30, 2001.........    (0.68)          --            (0.68)         16.57        30.26
 Year Ended June 30, 2000.........    (1.30)          --            (1.31)         13.34        (0.61)
 Year Ended June 30, 1999.........    (2.26)          --            (2.27)         14.80         2.76
 Year Ended June 30, 1998.........    (2.74)          --            (2.75)         16.85        26.97
 Year Ended June 30, 1997.........    (1.61)          --            (1.68)         15.64        19.19

DIVERSIFIED MID CAP FUND (CLASS
B)**
 Six Months Ended December 31,
 2001 (unaudited).................    (0.88)          --            (0.88)         16.46        (3.54)(b)
 Year Ended June 30, 2001.........   (16.33)          --           (16.33)         17.98         5.05
 Year Ended June 30, 2000.........   (12.04)          --           (12.08)         32.40        13.01
 Six Months Ended June 30, 1999
 (e)..............................    (0.20)          --            (0.20)         40.92         7.76(b)
 Year Ended December 31, 1998.....    (5.56)          --            (5.56)         38.20         3.79
 Year Ended December 31, 1997.....    (6.24)          --            (6.24)         42.32        27.10
September 23, 1996 to December 31,
 1996 (f).........................    (4.84)          --            (4.88)         38.28         7.94(b)

                                                         RATIOS/SUPPLEMENTARY DATA
                                    -------------------------------------------------------------------
                                                  RATIO OF      RATIO OF      RATIO OF
                                                  EXPENSES        NET         EXPENSES
                                    NET ASSETS,      TO        INVESTMENT        TO
                                        END       AVERAGE      INCOME TO      AVERAGE
                                     OF PERIOD      NET         AVERAGE         NET         PORTFOLIO
                                      (000'S)      ASSETS      NET ASSETS     ASSETS*      TURNOVER (A)
                                    -----------   --------     ----------     --------     ------------
SMALL CAP GROWTH FUND (CLASS B)
 Six Months Ended December 31,
 2001 (unaudited).................   $ 24,227       2.05%(c)     (1.61)%(c)     2.06%(c)        54.54%
 Year Ended June 30, 2001.........     25,625       2.04         (1.59)         2.04           157.71
 Year Ended June 30, 2000.........     27,843       2.05         (1.23)         2.06           163.03
 Year Ended June 30, 1999.........     10,278       2.06         (1.00)         2.09           127.83
 Year Ended June 30, 1998.........      8,567       2.06         (1.02)         2.09            83.77
 Year Ended June 30, 1997.........      3,835       2.02         (1.16)         2.12            92.01
SMALL CAP VALUE FUND (CLASS B)
 Six Months Ended December 31,
 2001 (unaudited).................     16,018       1.98(c)       0.03(c)       1.98(c)         16.46
 Year Ended June 30, 2001.........     10,303       1.96          0.29          1.96            74.81
 Year Ended June 30, 2000.........      2,531       1.93         (0.14)         1.98           146.46
 Six Months Ended June 30, 1999
 (d)..............................      3,320       1.94(c)      (1.34)(c)      2.02(c)         50.90
 Year Ended December 31, 1998.....      4,014       1.94         (1.48)         1.94            42.39
 Year Ended December 31, 1997.....      1,799       1.93         (1.43)         1.93            58.29
 Year Ended December 31, 1996.....        110       1.88         (1.04)         3.04            93.82
MID CAP GROWTH FUND (CLASS B)
 Six Months Ended December 31,
 2001 (unaudited).................    308,556       1.99(c)      (1.54)(c)      2.04(c)         43.07
 Year Ended June 30, 2001.........    333,269       1.99         (1.60)         1.99           127.02
 Year Ended June 30, 2000.........    316,729       1.99         (1.39)         1.99           181.78
 Year Ended June 30, 1999.........    147,600       1.99         (1.35)         1.99           141.46
 Year Ended June 30, 1998.........     90,930       2.00         (1.35)         2.00           158.43
 Year Ended June 30, 1997.........     37,409       2.00          0.01          2.00           301.35
MID CAP VALUE (CLASS B)
 Six Months Ended December 31,
 2001 (unaudited).................     62,129       1.97(c)      (0.36)(c)      1.97(c)         49.43
 Year Ended June 30, 2001.........     56,715       1.96         (0.24)         1.96           127.06
 Year Ended June 30, 2000.........     33,734       1.97         (0.07)         1.97           110.43
 Year Ended June 30, 1999.........     41,380       1.95         (0.25)         1.96           115.65
 Year Ended June 30, 1998.........     30,094       1.96         (0.15)         1.96           106.41
 Year Ended June 30, 1997.........     20,499       1.98          0.51          1.98            92.66
DIVERSIFIED MID CAP FUND (CLASS
B)**
 Six Months Ended December 31,
 2001 (unaudited).................     12,749       1.97(c)      (0.80)(c)      1.97(c)         15.27
 Year Ended June 30, 2001.........     12,149       1.93         (0.81)         1.93            59.45
 Year Ended June 30, 2000.........      6,771       1.86         (0.75)         1.91            70.01
 Six Months Ended June 30, 1999
 (e)..............................      6,283       1.88(c)      (1.08)(c)      1.95(c)         23.53
 Year Ended December 31, 1998.....      7,108       1.90         (1.08)         1.90            26.89
 Year Ended December 31, 1997.....      3,965       1.84         (0.95)         1.84            37.54(g)
September 23, 1996 to December 31,
 1996 (f).........................        154       1.81(c)      (0.59)(c)      1.81(c)         34.87

One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                      INVESTMENT ACTIVITIES                   DISTRIBUTIONS
                                                                   ---------------------------                -------------
                                                                                 NET REALIZED
                                                       NET ASSET      NET       AND UNREALIZED
                                                        VALUE,     INVESTMENT       GAINS        TOTAL FROM        NET
                                                       BEGINNING     INCOME     (LOSSES) FROM    INVESTMENT    INVESTMENT
                                                       OF PERIOD     (LOSS)      INVESTMENTS     ACTIVITIES      INCOME
                                                       ---------   ----------   --------------   ----------   -------------
LARGE CAP GROWTH FUND (CLASS B)
  Six Months Ended December 31, 2001 (Unaudited).....   $16.60       $(0.11)        $(1.44)        $(1.55)       $   --
  Year Ended June 30, 2001...........................    26.14        (0.29)         (8.35)         (8.64)           --
  Year Ended June 30, 2000...........................    25.92        (0.15)          3.71           3.56            --
  Year Ended June 30, 1999...........................    22.73        (0.09)          5.64           5.55            --
  Year Ended June 30, 1998...........................    19.61        (0.10)          6.10           6.00            --
  Year Ended June 30, 1997...........................    15.63        (0.04)          4.82           4.78            --
LARGE CAP VALUE FUND (CLASS B)
  Six Months Ended December 31, 2001 (Unaudited).....    16.22        (0.01)         (1.78)         (1.79)           --
  Year Ended June 30, 2001...........................    15.61        (0.04)          1.04           1.00            --
  Year Ended June 30, 2000...........................    18.25        (0.02)         (1.12)         (1.14)        (0.01)
  Year Ended June 30, 1999...........................    16.84         0.03           2.48           2.51         (0.05)
  Year Ended June 30, 1998...........................    14.95         0.07           2.84           2.91         (0.09)
  Year Ended June 30, 1997...........................    12.98         0.14           3.04           3.18         (0.15)
EQUITY INCOME FUND (CLASS B)
  Six Months Ended December 31, 2001 (Unaudited).....    19.37         0.04          (0.52)         (0.48)        (0.05)
  Year Ended June 30, 2001...........................    21.23         0.05           0.69           0.74         (0.08)
  Year Ended June 30, 2000...........................    24.50         0.09          (2.30)         (2.21)        (0.12)
  Year Ended June 30, 1999...........................    24.08         0.09           2.10           2.19         (0.09)
  Year Ended June 30, 1998...........................    21.95         0.26           4.36           4.62         (0.26)
  Year Ended June 30, 1997...........................    17.68         0.17           4.89           5.06         (0.18)
DIVERSIFIED EQUITY FUND (CLASS B)
  Six Months Ended December 31, 2001 (Unaudited).....    12.56        (0.04)         (0.61)         (0.65)           --
  Year Ended June 30, 2001...........................    14.70        (0.11)         (1.79)         (1.90)           --
  Year Ended June 30, 2000...........................    14.97        (0.10)          0.70           0.60            --
  Year Ended June 30, 1999...........................    13.40        (0.07)          2.48           2.41            --
  Year Ended June 30, 1998...........................    11.47        (0.02)          3.31           3.29            --
  Year Ended June 30, 1997...........................    10.39         0.01           2.82           2.83         (0.02)
BALANCED FUND (CLASS B)
  Six Months Ended December 31, 2001 (Unaudited).....    13.20         0.10          (0.32)         (0.22)        (0.10)
  Year Ended June 30, 2001...........................    14.06         0.21          (0.85)         (0.64)        (0.22)
  Year Ended June 30, 2000...........................    14.20         0.25           0.39           0.64         (0.25)
  Year Ended June 30, 1999...........................    13.87         0.21           1.28           1.49         (0.21)
  Year Ended June 30, 1998...........................    13.04         0.26           2.26           2.52         (0.26)
  Year Ended June 30, 1997...........................    11.76         0.30           1.83           2.13         (0.31)

------------

  * During the period, certain fees were voluntarily reduced. If such voluntarily fee reductions had not occurred, the ratios would have been as indicated.

(a) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

(b)  Not annualized.

(c)  Annualized.


See notes to financial statements.

--------------------------------------------------------------------------------

                                          DISTRIBUTIONS                                        RATIOS/SUPPLEMENTARY DATA
                                    --------------------------                               ------------------------------
                                                                                                               RATIO OF
                                                                                                 NET           EXPENSES
                                                                   NET ASSET                   ASSETS,            TO
                                      NET                           VALUE,                     END OF          AVERAGE
                                    REALIZED         TOTAL          END OF        TOTAL        PERIOD            NET
                                     GAINS       DISTRIBUTIONS      PERIOD       RETURN        (000'S)          ASSETS
                                    --------     -------------     ---------     -------     -----------     ------------
LARGE CAP GROWTH FUND (CLASS B)
 Six Months Ended December 31,
 2001 (unaudited).................   $   --         $   --          $15.05        (9.34)%(b)  $530,949           1.95%(c)
 Year Ended June 30, 2001.........    (0.90)         (0.90)          16.60       (34.20)       619,423           1.93
 Year Ended June 30, 2000.........    (3.34)         (3.34)          26.14        14.16        978,576           1.94
 Year Ended June 30, 1999.........    (2.36)         (2.36)          25.92        27.54        617,672           1.96
 Year Ended June 30, 1998.........    (2.88)         (2.88)          22.73        34.39        280,563           1.99
 Year Ended June 30, 1997.........    (0.80)         (0.80)          19.61        31.74        132,268           2.00

LARGE CAP VALUE FUND (CLASS B)
 Six Months Ended December 31,
 2001 (unaudited).................    (0.17)         (0.17)          14.26       (11.10)(b)     29,436           1.98(c)
 Year Ended June 30, 2001.........    (0.39)         (0.39)          16.22         6.42         31,222           1.96
 Year Ended June 30, 2000.........    (1.49)         (1.50)          15.61        (6.56)        25,795           1.96
 Year Ended June 30, 1999.........    (1.05)         (1.10)          18.25        16.30         24,877           1.95
 Year Ended June 30, 1998.........    (0.93)         (1.02)          16.84        20.18         17,154           1.95
 Year Ended June 30, 1997.........    (1.06)         (1.21)          14.95        25.86          9,288           1.97

EQUITY INCOME FUND (CLASS B)
 Six Months Ended December 31,
 2001 (unaudited).................    (1.06)         (1.11)          17.78        (2.55)(b)    116,164           1.98(c)
 Year Ended June 30, 2001.........    (2.52)         (2.60)          19.37         3.27        126,701           1.98
 Year Ended June 30, 2000.........    (0.94)         (1.06)          21.23        (9.22)       142,259           1.91
 Year Ended June 30, 1999.........    (1.68)         (1.77)          24.50        10.18        197,016           1.93
 Year Ended June 30, 1998.........    (2.23)         (2.49)          24.08        21.97        165,813           1.99
 Year Ended June 30, 1997.........    (0.61)         (0.79)          21.95        29.48         79,518           2.00
DIVERSIFIED EQUITY FUND (CLASS B)
 Six Months Ended December 31,
 2001(unaudited)..................    (0.04)         (0.04)          11.87        (5.19)(b)     42,112           1.96(c)
 Year Ended June 30, 2001.........    (0.24)         (0.24)          12.56       (13.17)        45,451           1.95
 Year Ended June 30, 2000.........    (0.87)         (0.87)          14.70         4.23         55,227           1.95
 Year Ended June 30, 1999.........    (0.84)         (0.84)          14.97        19.52         52,004           1.96
 Year Ended June 30, 1998.........    (1.36)         (1.36)          13.40        30.89         25,501           1.98
 Year Ended June 30, 1997.........    (1.73)         (1.75)          11.47        30.52         10,517           1.98

BALANCED FUND (CLASS B)
 Six Months Ended December 31,
 2001 (unaudited).................       --          (0.10)          12.88        (1.65)(b)    255,874           1.89(c)
 Year Ended June 30, 2001.........       --          (0.22)          13.20        (4.62)       275,132           1.89
 Year Ended June 30, 2000.........    (0.53)         (0.78)          14.06         4.67        298,355           1.88
 Year Ended June 30, 1999.........    (0.95)         (1.16)          14.20        11.59        238,490           1.85
 Year Ended June 30, 1998.........    (1.43)         (1.69)          13.87        20.95        114,957           1.85
 Year Ended June 30, 1997.........    (0.54)         (0.85)          13.04        18.90         43,900           1.81

                                           RATIOS/SUPPLEMENTARY DATA
                                    ----------------------------------------
                                     RATIO OF      RATIO OF
                                       NET         EXPENSES
                                    INVESTMENT        TO
                                    INCOME TO      AVERAGE
                                     AVERAGE         NET         PORTFOLIO
                                    NET ASSETS     ASSETS*      TURNOVER (A)
                                    ----------     --------     ------------
LARGE CAP GROWTH FUND (CLASS B)
 Six Months Ended December 31,
 2001 (unaudited).................    (1.05)(c)      1.95%(c)       21.68%
 Year Ended June 30, 2001.........    (1.38)         1.93           73.36
 Year Ended June 30, 2000.........    (1.13)         1.94          123.21
 Year Ended June 30, 1999.........    (0.98)         1.96           86.34
 Year Ended June 30, 1998.........    (0.80)         1.99          117.34
 Year Ended June 30, 1997.........    (0.33)         2.00           57.17
LARGE CAP VALUE FUND (CLASS B)
 Six Months Ended December 31,
 2001 (unaudited).................    (0.31)(c)      1.98(c)        60.54
 Year Ended June 30, 2001.........    (0.31)         1.96          127.66
 Year Ended June 30, 2000.........    (0.18)         1.96          131.95
 Year Ended June 30, 1999.........     0.15          1.95           40.69
 Year Ended June 30, 1998.........     0.33          1.95           47.35
 Year Ended June 30, 1997.........     0.96          1.97           77.05
EQUITY INCOME FUND (CLASS B)
 Six Months Ended December 31,
 2001 (unaudited).................     0.53(c)       2.00(c)         8.05
 Year Ended June 30, 2001.........     0.25          1.98           13.44
 Year Ended June 30, 2000.........     0.43          1.97           15.82
 Year Ended June 30, 1999.........     0.40          1.99           16.22
 Year Ended June 30, 1998.........     0.39          1.99           14.64
 Year Ended June 30, 1997.........     0.89          2.00           28.18
DIVERSIFIED EQUITY FUND (CLASS B)
 Six Months Ended December 31,
 2001(unaudited)..................    (0.52)(c)      1.96(c)         4.64
 Year Ended June 30, 2001.........    (0.74)         1.95           21.92
 Year Ended June 30, 2000.........    (0.80)         1.95           37.98
 Year Ended June 30, 1999.........    (0.80)         1.96           50.82
 Year Ended June 30, 1998.........    (0.35)         1.98           62.37
 Year Ended June 30, 1997.........     0.07          2.00          113.17
BALANCED FUND (CLASS B)
 Six Months Ended December 31,
 2001 (unaudited).................     1.52(c)       1.89(c)         8.56
 Year Ended June 30, 2001.........     1.56          1.89           37.61
 Year Ended June 30, 2000.........     1.79          1.91           57.08
 Year Ended June 30, 1999.........     1.58          1.95           85.81
 Year Ended June 30, 1998.........     2.01          2.03           46.04
 Year Ended June 30, 1997.........     2.54          2.01           80.96

One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                         INVESTMENT ACTIVITIES                                 DISTRIBUTIONS
                                             ---------------------------------------------                -----------------------
                                                           NET REALIZED        CAPITAL
                                 NET ASSET      NET       AND UNREALIZED    CONTRIBUTIONS      TOTAL                   IN EXCESS
                                  VALUE,     INVESTMENT       GAINS             FROM            FROM         NET         OF NET
                                 BEGINNING     INCOME     (LOSSES) FROM      INVESTMENT      INVESTMENT   INVESTMENT   INVESTMENT
                                 OF PERIOD     (LOSS)      INVESTMENTS         ADVISOR       ACTIVITIES     INCOME       INCOME
                                 ---------   ----------   --------------   ---------------   ----------   ----------   ----------
EQUITY INDEX FUND (CLASS B)
 Six Months Ended December 31,
   2001 (Unaudited)............   $27.83       $ 0.01         $(1.74)           $  --          $(1.73)      $(0.01)      $   --
 Year Ended June 30, 2001......    33.09        (0.04)         (5.22)              --           (5.26)          --           --
 Year Ended June 30, 2000......    31.72        (0.01)          1.84               --            1.83        (0.01)          --
 Year Ended June 30, 1999......    27.13         0.04           5.53               --            5.57        (0.06)          --
 Year Ended June 30, 1998......    21.80         0.10           5.97               --            6.07        (0.11)          --
 Year Ended June 30, 1997......    16.68         0.16           5.27               --            5.43        (0.16)          --
MARKET EXPANSION INDEX FUND (CLASS B)
 Six Months Ended December 31,
   2001 (Unaudited)............     8.86        (0.01)         (0.06)              --           (0.07)          --           --
 Year Ended June 30, 2001......     9.15        (0.02)          0.69               --            0.67           --           --
 Year Ended June 30, 2000......    10.74        (0.01)          1.13             0.02            1.14           --           --
 Six Months Ended June 30, 1999
   (d).........................    10.49         0.02           0.54               --            0.56        (0.02)          --
 July 31, 1998 to December 31,
   1998 (e)....................    10.00        (0.02)          0.92               --            0.90           --           --
TECHNOLOGY FUND (CLASS B)
 Six Months Ended December 31,
   2001 (Unaudited)............     5.85        (0.05)         (0.78)              --           (0.83)          --           --
 July 28, 2000 to June 30, 2001
   (e).........................    10.00        (0.09)         (4.06)              --           (4.15)          --           --
HEALTH SCIENCES FUND (CLASS B)
 Six Months Ended December 31,
   2001 (Unaudited)............    11.69        (0.06)         (0.23)              --           (0.29)          --           --
 March 23, 2001 to June 30,
   2001 (e)....................    10.00        (0.03)          1.72               --            1.69           --           --
INTERNATIONAL EQUITY INDEX FUND (CLASS B)
 Six Months Ended December 31,
   2001 (Unaudited)............    15.32        (0.06)         (1.64)              --           (1.70)       (0.05)          --
 Year Ended June 30, 2001......    20.63        (0.06)         (5.20)              --           (5.26)          --           --
 Year Ended June 30, 2000......    17.89         0.04           2.99               --            3.03           --           --
 Year Ended June 30, 1999......    17.33         0.10           1.55               --            1.65        (0.24)          --
 Year Ended June 30, 1998......    16.44         0.08           1.24               --            1.32           --           --
 Year Ended June 30, 1997......    14.79         0.09           1.86               --            1.95        (0.08)       (0.07)
DIVERSIFIED INTERNATIONAL FUND (CLASS B)
 Six Months Ended December 31,
   2001 (Unaudited)............    12.07        (0.04)         (0.81)              --           (0.85)       (0.07)          --
 Year Ended June 30, 2001......    16.60         0.06          (4.29)              --           (4.23)          --           --
 Year Ended June 30, 2000......    14.08         0.07           2.71               --            2.78        (0.08)          --
 Six Months Ended June 30, 1999
   (g).........................    13.01         0.03           1.04               --            1.07           --           --
 Year Ended December 31,
   1998........................    11.37         0.01           1.74               --            1.75        (0.08)       (0.03)
 Year Ended December 31,
   1997........................    11.08         0.01           0.34               --            0.35        (0.06)          --
 August 26, 1996 to December
   31, 1996 (e)................    10.84         0.04           0.24               --            0.28        (0.04)          --

------------
 * During the period, certain fees were voluntarily reduced. If such voluntarily fee reductions had not occurred, the ratios would have been as indicated.

(a) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

(b) Not annualized.

(c) Annualized.

(d) Upon reorganizing as a fund of One Group Mutual Funds, the Pegasus Market Expansion Index Fund became the Market Expansion Index Fund. The Financial Highlights for the periods prior to March 22, 1999, represent the Pegasus Market Expansion Index Fund.

(e) Period from commencement of operations.

(f) Amount is less than $1,000.

(g) Upon reorganizing as a fund of One Group Mutual Funds, the Pegasus International Equity Fund became the Diversified International Fund. The Financial Highlights for the periods prior to March 22, 1999, represent the Pegasus International Equity Fund.

(h) The Portfolio Turnover was adjusted for Redemptions In-Kind for shareholders that took place during fiscal year 2001. The Fund's securities sales were appropriately reduced by the fair market value of the Redemptions In-Kind. The Redemptions In-Kind for the Fund was approximately $88 million.

See notes to financial statements.

--------------------------------------------------------------------------------

                                                DISTRIBUTIONS
                                    ----------------------------------------
                                                 IN EXCESS                       NET ASSET
                                      NET         OF NET                          VALUE,
                                    REALIZED     REALIZED          TOTAL          END OF        TOTAL
                                     GAINS         GAINS       DISTRIBUTIONS      PERIOD       RETURN
                                    --------     ---------     -------------     ---------     -------
EQUITY INDEX FUND (CLASS B)
 Six Months Ended December 31,
 2001 (unaudited).................   $   --         $--           $(0.01)         $26.09        (6.21)%(b)
 Year Ended June 30, 2001.........       --          --               --           27.83       (15.90)
 Year Ended June 30, 2000.........    (0.45)         --            (0.46)          33.09         5.80
 Year Ended June 30, 1999.........    (0.92)         --            (0.98)          31.72        21.32
 Year Ended June 30, 1998.........    (0.63)         --            (0.74)          27.13        28.47
 Year Ended June 30, 1997.........    (0.15)         --            (0.31)          21.80        32.93

MARKET EXPANSION INDEX FUND (CLASS
B)
 Six Months Ended December 31,
 2001 (unaudited).................    (0.04)         --            (0.04)           8.75        (0.93)(b)
 Year Ended June 30, 2001.........    (0.96)         --            (0.96)           8.86         7.68
 Year Ended June 30, 2000.........    (2.73)         --            (2.73)           9.15        13.06
 Six Months Ended June 30, 1999
 (d)..............................    (0.29)         --            (0.31)          10.74         5.75(b)
 July 31, 1998 to December 31,
 1998(e)..........................    (0.41)         --            (0.41)          10.49         9.85(b)

TECHNOLOGY FUND (CLASS B)
 Six Months Ended December 31,
 2001 (unaudited).................       --          --               --            5.02       (14.19)(b)
 July 29, 2000 to June 30, 2001
 (e)..............................       --          --               --            5.85       (41.50)(b)

HEALTH SCIENCES FUND (CLASS B)
 Six Months Ended December 31,
 2001 (unaudited).................    (0.04)         --            (0.04)          11.36        (2.50)(b)
 March 23, 2001 to June 30,
 2001(e)..........................       --          --               --           11.69        16.90(b)

INTERNATIONAL EQUITY INDEX FUND
(CLASS B)
 Six Months Ended December 31,
 2001 (unaudited).................       --          --            (0.05)          13.57       (11.08)(b)
 Year Ended June 30, 2001.........    (0.05)         --            (0.05)          15.32       (25.54)
 Year Ended June 30, 2000.........    (0.29)         --            (0.29)          20.63        16.99
 Year Ended June 30, 1999.........    (0.85)         --            (1.09)          17.89        10.15
 Year Ended June 30, 1998.........    (0.43)         --            (0.43)          17.33         8.48
 Year Ended June 30, 1997.........    (0.15)         --            (0.30)          16.44        13.37

DIVERSIFIED INTERNATIONAL FUND
(CLASS B)
 Six Months Ended December 31,
 2001 (unaudited).................       --          --            (0.07)          11.15        (7.07)(b)
 Year Ended June 30, 2001.........    (0.30)         --            (0.30)          12.07       (25.88)
 Year Ended June 30, 2000.........    (0.18)         --            (0.26)          16.60        19.77
 Six Months Ended June 30, 1999
 (g)..............................       --          --               --           14.08         8.22(b)
 Year Ended December 31, 1998.....       --          --            (0.11)          13.01        15.43
 Year Ended December 31, 1997.....       --          --            (0.06)          11.37         2.90
 August 26, 1996 to December 31,
 1996(e)..........................       --          --            (0.04)          11.08         2.62(b)

                                                        RATIOS/SUPPLEMENTARY DATA
                                    ------------------------------------------------------------------
                                               RATIO OF      RATIO OF       RATIO OF
                                      NET      EXPENSES        NET          EXPENSES
                                    ASSETS,       TO        INVESTMENT         TO
                                     END OF    AVERAGE      INCOME TO       AVERAGE
                                     PERIOD      NET         AVERAGE          NET          PORTFOLIO
                                    (000'S)     ASSETS      NET ASSETS      ASSETS*       TURNOVER (A)
                                    --------   --------     ----------     ----------     ------------
EQUITY INDEX FUND (CLASS B)
 Six Months Ended December 31,
 2001 (unaudited).................  $500,029     1.35%(c)      0.09%(c)       1.35%(c)         1.89%
 Year Ended June 30, 2001.........   556,225     1.35         (0.11)          1.36             9.72(h)
 Year Ended June 30, 2000.........   691,700     1.35         (0.06)          1.42             7.89
 Year Ended June 30, 1999.........   534,777     1.35          0.12           1.57             5.37
 Year Ended June 30, 1998.........   351,624     1.35          0.36           1.61             4.32
 Year Ended June 30, 1997.........   168,699     1.30          0.83           1.61             5.81
MARKET EXPANSION INDEX FUND (CLASS
B)
 Six Months Ended December 31,
 2001 (unaudited).................   6,805       1.57(c)      (0.52)(c)       1.57(c)         29.67
 Year Ended June 30, 2001.........   4,888       1.57         (0.41)          1.57            36.68
 Year Ended June 30, 2000.........   2,495       1.57         (0.23)          1.71            64.29
 Six Months Ended June 30, 1999
 (d)..............................     309       1.60(c)      (0.34)(c)       2.13(c)         36.50
 July 31, 1998 to December 31,
 1998(e)..........................      --(f)    1.87(c)      (0.59)(c)       2.14(c)         20.18
TECHNOLOGY FUND (CLASS B)
 Six Months Ended December 31,
 2001 (unaudited).................   9,106       2.30(c)      (2.02)(c)       2.30(c)         16.72
 July 29, 2000 to June 30, 2001
 (e)..............................   9,310       2.30(c)      (1.98)(c)       2.30(c)         76.53
HEALTH SCIENCES FUND (CLASS B)
 Six Months Ended December 31,
 2001 (unaudited).................   6,790       2.35(c)      (1.60)(c)       2.35(c)         11.24
 March 23, 2001 to June 30,
 2001(e)..........................   3,170       2.35(c)      (1.67)(c)       2.35(c)          2.34
INTERNATIONAL EQUITY INDEX FUND
(CLASS B)
 Six Months Ended December 31,
 2001 (unaudited).................   13,378      1.87(c)      (0.57)(c)       1.87(c)          6.26
 Year Ended June 30, 2001.........   15,934      1.83          0.10           1.83             6.75
 Year Ended June 30, 2000.........   29,007      1.86         (0.25)          1.86            13.85
 Year Ended June 30, 1999.........   18,489      1.83          0.10           1.83            33.99
 Year Ended June 30, 1998.........   13,307      1.88          0.26           1.88             9.90
 Year Ended June 30, 1997.........   10,033      1.86          0.08           1.86             9.61
DIVERSIFIED INTERNATIONAL FUND
(CLASS B)
 Six Months Ended December 31,
 2001 (unaudited).................   7,865       2.05(c)      (0.69)(c)       2.06(c)         92.04
 Year Ended June 30, 2001.........   9,175       2.05          0.19           2.05            29.92
 Year Ended June 30, 2000.........   7,269       2.05         (0.21)          2.06            17.05
 Six Months Ended June 30, 1999
 (g)..............................   2,478       2.05(c)       0.57(c)        2.08(c)          2.96
 Year Ended December 31, 1998.....   2,545       2.09          0.04           2.09             8.50
 Year Ended December 31, 1997.....   1,763       2.10          0.05           2.10             3.56
 August 26, 1996 to December 31,
 1996(e)..........................   1,131       2.05(c)       0.75(c)        2.05(c)          6.37

One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                      INVESTMENT ACTIVITIES                   DISTRIBUTIONS
                                                                   ---------------------------                -------------
                                                                                 NET REALIZED
                                                       NET ASSET      NET       AND UNREALIZED
                                                        VALUE,     INVESTMENT       GAINS        TOTAL FROM        NET
                                                       BEGINNING     INCOME     (LOSSES) FROM    INVESTMENT    INVESTMENT
                                                       OF PERIOD     (LOSS)      INVESTMENTS     ACTIVITIES      INCOME
                                                       ---------   ----------   --------------   ----------    ----------
SMALL CAP GROWTH FUND (CLASS C)
  Six Months Ended December 31, 2001 (Unaudited).....   $10.04       $(0.04)        $(0.31)        $(0.35)       $   --
  Year Ended June 30, 2001...........................    12.62        (0.10)         (1.09)         (1.19)           --
  Year Ended June 30, 2000...........................    10.43           --           3.07           3.07            --
  Year Ended June 30, 1999...........................    11.97        (0.08)         (0.27)         (0.35)           --
  November 4, 1997 to June 30, 1998 (d)..............    13.03        (0.02)          0.29           0.27            --
SMALL CAP VALUE FUND (CLASS C)
  Six Months Ended December 31, 2001 (Unaudited).....    18.48         0.03           1.35           1.38         (0.02)
  Year Ended June 30, 2001...........................    13.05         0.06           5.48           5.54         (0.11)
  Year Ended June 30, 2000...........................    13.60         0.06          (0.55)         (0.49)        (0.06)
  March 22, 1999 to June 30, 1999 (d)................    12.07           --           1.53           1.53            --
MID CAP GROWTH FUND (CLASS C)
  Six Months Ended December 31, 2001 (Unaudited).....    21.36        (0.15)         (0.93)         (1.08)           --
  Year Ended June 30, 2001...........................    29.09        (0.34)         (3.07)         (3.41)           --
  Year Ended June 30, 2000...........................    25.04        (0.20)          8.33           8.13            --
  Year Ended June 30, 1999...........................    22.42        (0.15)          5.47           5.32            --
  November 4, 1997 to June 30, 1998 (d)..............    21.47        (0.04)          2.77           2.73            --
MID CAP VALUE (CLASS C)
  Six Months Ended December 31, 2001 (Unaudited).....    16.57           --          (0.33)         (0.33)           --
  Year Ended June 30, 2001...........................    13.35         0.02           3.90           3.92         (0.02)
  Year Ended June 30, 2000...........................    14.80         0.03          (0.15)         (0.12)        (0.03)
  March 22, 1999 to June 30, 1999 (d)................    13.34           --           1.46           1.46            --
DIVERSIFIED MID CAP FUND (CLASS C)**
  Six Months Ended December 31, 2001 (Unaudited).....    17.99        (0.04)         (0.60)         (0.64)           --
  Year Ended June 30, 2001...........................    32.36        (0.05)          2.01           1.96            --
  Year Ended June 30, 2000...........................    40.92        (0.28)          3.80           3.52         (0.04)
  March 22, 1999 to June 30, 1999 (d)................    35.72           --           5.20           5.20            --

------------

  * During the period, certain fees were voluntarily reduced. If such voluntarily fee reductions had not occurred, the ratios would have been as indicated.

 ** Per share numbers prior to November 17, 2000, have been adjusted to reflect a 4 for 1 reverse stock split.

(a) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

(b)  Not annualized.

(c)  Annualized.

(d)  Period from commencement of operations.


See notes to financial statements.

--------------------------------------------------------------------------------

                                                 Distributions
                                    ----------------------------------------

                                                 IN EXCESS
                                                    OF                           NET ASSET
                                      NET           NET                           VALUE,
                                    REALIZED     REALIZED          TOTAL          END OF        TOTAL
                                     GAINS         GAINS       DISTRIBUTIONS      PERIOD       RETURN
                                    --------     ---------     -------------     ---------     -------
SMALL CAP GROWTH FUND (CLASS C)
 Six Months Ended December 31,
 2001 (unaudited)                   $    --      $   --           $    --         $ 9.69        (3.39)%(b)
 Year Ended June 30, 2001             (1.39)         --             (1.39)         10.04        (9.96)
 Year Ended June 30, 2000             (0.88)         --             (0.88)         12.62        31.27
 Year Ended June 30, 1999             (1.19)         --             (1.19)         10.43        (1.75)
 November 4, 1997 to June 30, 1998
 (d)                                  (1.33)         --             (1.33)         11.97         3.08(b)

SMALL CAP VALUE FUND (CLASS C)
 Six Months Ended December 31,
 2001(unaudited)                      (1.12)         --             (1.14)         18.72         7.83(b)
 Year Ended June 30, 2001                --          --             (0.11)         18.48        42.55
 Year Ended June 30, 2000                --          --             (0.06)         13.05        (3.57)
 March 22, 1999 to June 30, 1999
 (d)                                     --          --                --          13.60        12.68(b)

MID CAP GROWTH FUND (CLASS C)
 Six Months Ended December 31,
 2001(unaudited)                      (0.07)         --             (0.07)         20.21        (5.04)(b)
 Year Ended June 30, 2001             (4.32)         --             (4.32)         21.36       (14.39)
 Year Ended June 30, 2000             (4.08)         --             (4.08)         29.09        35.50
 Year Ended June 30, 1999             (2.70)         --             (2.70)         25.04        27.57
 November 4, 1997 to June 30, 1998
 (d)                                  (1.78)         --             (1.78)         22.42        14.27(b)

MID CAP VALUE (CLASS C)
 Six Months Ended December 31,
 2001(unaudited)                      (1.36)         --             (1.36)         14.88        (2.15)(b)
 Year Ended June 30, 2001             (0.68)         --             (0.70)         16.57        30.32
 Year Ended June 30, 2000             (1.30)         --             (1.33)         13.35        (0.40)
 March 22, 1999 to June 30, 1999
 (d)                                     --          --                --          14.80        10.98(b)

DIVERSIFIED MID CAP FUND (CLASS
C)**
 Six Months Ended December 31,
 2001 (unaudited)                     (0.88)         --             (0.88)         16.47        (3.53)(b)
 Year Ended June 30, 2001            (16.33)         --            (16.33)         17.99         5.24
 Year Ended June 30, 2000            (12.04)         --            (12.08)         32.36        12.83
 March 22, 1999 to June 30, 1999
 (d)                                     --          --                --          40.92        14.56(b)

                                                            Ratios/Supplementary Data:
                                    --------------------------------------------------------------------------
                                                   RATIO OF
                                        NET        EXPENSES      RATIO OF NET      RATIO OF
                                      ASSETS,         TO          INVESTMENT       EXPENSES
                                      END OF       AVERAGE        INCOME TO       TO AVERAGE
                                      PERIOD         NET           AVERAGE            NET          PORTFOLIO
                                      (000'S)       ASSETS        NET ASSETS        ASSETS*       TURNOVER (A)
                                    -----------   ----------     ------------     -----------     ------------
SMALL CAP GROWTH FUND (CLASS C)
 Six Months Ended December 31,
 2001 (unaudited)                     $ 2,000        2.05%(c)       (1.61)%(c)       2.06%(c)         54.54%
 Year Ended June 30, 2001               1,496        2.04           (1.59)           2.04            157.71
 Year Ended June 30, 2000                 770        2.05           (1.24)           2.06            163.03
 Year Ended June 30, 1999                 129        2.06           (1.02)           2.09            127.83
 November 4, 1997 to June 30, 1998
 (d)                                       90        2.05(c)        (0.85)(c)        2.07(c)          83.77
SMALL CAP VALUE FUND (CLASS C)
 Six Months Ended December 31,
 2001(unaudited)                        8,311        1.98(c)         0.08(c)         1.98(c)          16.46
 Year Ended June 30, 2001               1,531        1.98            0.22            1.98             74.81
 Year Ended June 30, 2000                  50        1.94            0.21            1.99            146.46
 March 22, 1999 to June 30, 1999
 (d)                                       19        1.94(c)        (1.13)(c)        2.11(c)          50.90
MID CAP GROWTH FUND (CLASS C)
 Six Months Ended December 31,
 2001(unaudited)                       61,040        1.99(c)        (1.54)(c)        2.04(c)          43.07
 Year Ended June 30, 2001              65,123        1.99           (1.60)           1.99            127.02
 Year Ended June 30, 2000              64,422        1.99           (1.40)           1.99            181.78
 Year Ended June 30, 1999              16,597        1.99           (1.32)           1.99            141.46
 November 4, 1997 to June 30, 1998
 (d)                                    1,088        2.01(c)        (1.31)(c)        2.01(c)         158.43
MID CAP VALUE (CLASS C)
 Six Months Ended December 31,
 2001(unaudited)                        5,905        1.97(c)        (0.35)(c)        1.97(c)          49.43
 Year Ended June 30, 2001               2,807        1.96           (0.33)           1.96            127.06
 Year Ended June 30, 2000                 169        1.97           (0.10)           1.97            110.43
 March 22, 1999 to June 30, 1999
 (d)                                       48        1.95(c)        (0.44)(c)        1.96(c)         115.65
DIVERSIFIED MID CAP FUND (CLASS
C)**
 Six Months Ended December 31,
 2001 (unaudited)                       2,389        1.97(c)        (0.80)(c)        1.97(c)          15.27
 Year Ended June 30, 2001               1,809        1.97           (0.77)           1.97             59.45
 Year Ended June 30, 2000                 109        1.86           (0.72)           1.91             70.01
 March 22, 1999 to June 30, 1999
 (d)                                       15        1.88(c)        (1.20)(c)        1.99(c)          23.53

One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                      INVESTMENT ACTIVITIES                   DISTRIBUTIONS
                                                                   ---------------------------                -------------
                                                                                 NET REALIZED
                                                       NET ASSET      NET       AND UNREALIZED
                                                        VALUE,     INVESTMENT       GAINS        TOTAL FROM        NET
                                                       BEGINNING     INCOME     (LOSSES) FROM    INVESTMENT    INVESTMENT
                                                       OF PERIOD     (LOSS)      INVESTMENTS     ACTIVITIES      INCOME
                                                       ---------   ----------   --------------   ----------    ----------
LARGE CAP GROWTH FUND (CLASS C)
  Six Months Ended December 31, 2001 (Unaudited).....  $ 16.45       $(0.10)        $(1.43)        $(1.53)       $   --
  Year Ended June 30, 2001...........................    25.91        (0.30)         (8.26)         (8.56)           --
  Year Ended June 30, 2000...........................    25.71        (0.10)          3.64           3.54            --
  Year Ended June 30, 1999...........................    22.57        (0.04)          5.54           5.50            --
  November 4, 1997 to June 30, 1998 (d)..............    18.98        (0.06)          4.99           4.93            --
LARGE CAP VALUE FUND (CLASS C)
  Six Months Ended December 31, 2001 (Unaudited).....    16.20        (0.01)         (1.78)         (1.79)           --
  Year Ended June 30, 2001...........................    15.58        (0.03)          1.04           1.01            --
  Year Ended June 30, 2000...........................    18.24        (0.01)         (1.15)         (1.16)        (0.01)
  March 22, 1999 to June 30, 1999 (d)................    16.96         0.03           1.28           1.31         (0.03)
EQUITY INCOME FUND (CLASS C)
  Six Months Ended December 31, 2001 (Unaudited).....    19.36         0.06          (0.53)         (0.47)        (0.06)
  Year Ended June 30, 2001...........................    21.26         0.04           0.66           0.70         (0.08)
  Year Ended June 30, 2000...........................    24.51         0.09          (2.27)         (2.18)        (0.13)
  Year Ended June 30, 1999...........................    24.08         0.10           2.11           2.21         (0.10)
  November 4, 1997 to June 30, 1998 (d)..............    21.40         0.06           3.39           3.45         (0.07)
DIVERSIFIED EQUITY FUND (CLASS C)
  Six Months Ended December 31, 2001 (Unaudited).....    12.65        (0.04)         (0.61)         (0.65)           --
  Year Ended June 30, 2001...........................    14.80        (0.07)         (1.84)         (1.91)           --
  Year Ended June 30, 2000...........................    15.06        (0.08)          0.69           0.61            --
  Year Ended June 30, 1999...........................    13.47        (0.03)          2.46           2.43            --
  November 4, 1997 to June 30, 1998 (d)..............    11.76           --           2.35           2.35         (0.01)
BALANCED FUND (CLASS C)
  Six Months Ended December 31, 2001 (Unaudited).....    13.20         0.10          (0.32)         (0.22)        (0.10)
  Year Ended June 30, 2001...........................    14.06         0.22          (0.86)         (0.64)        (0.22)
  May 30, 2000 to June 30, 2000 (d)..................    13.75         0.01           0.33           0.34         (0.03)

------------

  * During the period, certain fees were voluntarily reduced. If such voluntarily fee reductions had not occurred, the ratios would have been as indicated.

(a) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

(b)  Not annualized.

(c)  Annualized.

(d)  Period from commencement of operations.


See notes to financial statements.

--------------------------------------------------------------------------------


                                                     DISTRIBUTIONS:
                                               --------------------------     NET ASSET
                                                 NET                            VALUE,
                                               REALIZED         TOTAL           END OF        TOTAL
                                                GAINS       DISTRIBUTIONS       PERIOD       RETURN
                                               --------     -------------     ----------     -------
LARGE CAP GROWTH FUND (CLASS C)
 Six Months Ended December 31, 2001
 (unaudited)                                    $  --          $   --           $14.92        (9.30)%(b)
 Year Ended June 30, 2001                       (0.90)          (0.90)           16.45       (34.19)
 Year Ended June 30, 2000                       (3.34)          (3.34)           25.91        14.20
 Year Ended June 30, 1999                       (2.36)          (2.36)           25.71        27.52
 November 4, 1997 to June 30, 1998 (d)          (1.34)          (1.34)           22.57        27.63(b)

LARGE CAP VALUE FUND (CLASS C)
 Six Months Ended December 31, 2001
 (unaudited)                                    (0.17)          (0.17)           14.24       (11.11)(b)
 Year Ended June 30, 2001                       (0.39)          (0.39)           16.20         6.50
 Year Ended June 30, 2000                       (1.49)          (1.50)           15.58        (6.63)
 March 22, 1999 to June 30, 1999 (d)               --           (0.03)           18.24         7.74(b)

EQUITY INCOME FUND (CLASS C)
 Six Months Ended December 31,
 2001(unaudited)                                (1.06)          (1.12)           17.77        (2.55)(b)
 Year Ended June 30, 2001                       (2.52)          (2.60)           19.36         3.07
 Year Ended June 30, 2000                       (0.94)          (1.07)           21.26        (9.10)
 Year Ended June 30, 1999                       (1.68)          (1.78)           24.51        10.24
 November 4, 1997 to June 30, 1998 (d)          (0.70)          (0.77)           24.08        16.57(b)

DIVERSIFIED EQUITY FUND (CLASS C)
 Six Months Ended December 31, 2001
 (unaudited)                                    (0.04)          (0.04)           11.96        (5.15)(b)
 Year Ended June 30, 2001                       (0.24)          (0.24)           12.65       (13.15)
 Year Ended June 30, 2000                       (0.87)          (0.87)           14.80         4.27
 Year Ended June 30, 1999                       (0.84)          (0.84)           15.06        19.57
 November 4, 1997 to June 30, 1998              (0.63)          (0.64)           13.47        20.87(b)

BALANCED FUND (CLASS C)
 Six Months Ended December 31, 2001
 (unaudited)                                       --           (0.10)           12.88        (1.65)(b)
 Year Ended June 30, 2001                          --           (0.22)           13.20        (4.58)
 May 30, 2000 to June 30, 2000                     --           (0.03)           14.06         2.44(b)

                                                                     RATIOS/SUPPLEMENTARY DATA:
                                               -----------------------------------------------------------------------
                                                               RATIO
                                                                 OF         RATIO OF        RATIO OF
                                                   NET        EXPENSES         NET          EXPENSES
                                                 ASSETS,         TO        INVESTMENT          TO
                                                   END OF      AVERAGE       INCOME TO       AVERAGE
                                                  PERIOD        NET          AVERAGE          NET          PORTFOLIO
                                                 (000'S)       ASSETS      NET ASSETS       ASSETS*       TURNOVER (A)
                                               ------------   --------     -----------     ----------     ------------
LARGE CAP GROWTH FUND (CLASS C)
 Six Months Ended December 31, 2001
 (unaudited)                                     $30,088        1.95%(c)      (1.05)%(c)      1.95%(c)        21.68%
 Year Ended June 30, 2001                         35,685        1.93          (1.38)          1.93            73.36
 Year Ended June 30, 2000                         55,682        1.95          (1.17)          1.95           123.21
 Year Ended June 30, 1999                          8,328        1.95          (0.94)          1.95            86.34
 November 4, 1997 to June 30, 1998 (d)               492        1.98(c)       (0.87)(c)       1.98(c)        117.34
LARGE CAP VALUE FUND (CLASS C)
 Six Months Ended December 31, 2001
 (unaudited)                                       4,094        1.98(c)       (0.31)(c)       1.98(c)         60.54
 Year Ended June 30, 2001                          3,767        1.96          (0.31)          1.96           127.66
 Year Ended June 30, 2000                          2,536        1.96          (0.16)          1.96           131.95
 March 22, 1999 to June 30, 1999 (d)                 135        1.95(c)        0.34(c)        1.95(c)         40.69
EQUITY INCOME FUND (CLASS C)
 Six Months Ended December 31,
 2001(unaudited)                                   1,176        1.98(c)        0.54(c)        2.00(c)          8.05
 Year Ended June 30, 2001                          1,160        1.98           0.25           1.98            13.44
 Year Ended June 30, 2000                          1,215        1.94           0.37           2.00            15.82
 Year Ended June 30, 1999                            658        1.94           0.36           1.99            16.22
 November 4, 1997 to June 30, 1998 (d)               795        1.98(c)        0.38(c)        1.98(c)         14.64
DIVERSIFIED EQUITY FUND (CLASS C)
 Six Months Ended December 31, 2001
 (unaudited)                                      16,867        1.96(c)       (0.52)(c)       1.96(c)          4.64
 Year Ended June 30, 2001                         18,450        1.95          (0.74)          1.95            21.92
 Year Ended June 30, 2000                         16,780        1.95          (0.82)          1.95            37.98
 Year Ended June 30, 1999                          8,058        1.96          (0.57)          1.96            50.82
 November 4, 1997 to June 30, 1998                 1,234        1.99(c)       (0.43)(c)       1.99(c)         62.37
BALANCED FUND (CLASS C)
 Six Months Ended December 31, 2001
 (unaudited)                                       1,383        1.89(c)        1.52(c)        1.89(c)          8.56
 Year Ended June 30, 2001                          1,492        1.89           1.56           1.89            37.61
 May 30, 2000 to June 30, 2000                       763        1.89(c)        1.25(c)        1.92(c)         57.08

One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                          INVESTMENT ACTIVITIES                                DISTRIBUTIONS
                                               -------------------------------------------                -----------------------
                                                             NET REALIZED       CAPITAL
                                   NET ASSET      NET       AND UNREALIZED   CONTRIBUTIONS                             IN EXCESS
                                    VALUE,     INVESTMENT       GAINS            FROM        TOTAL FROM      NET         OF NET
                                   BEGINNING     INCOME     (LOSSES) FROM     INVESTMENT     INVESTMENT   INVESTMENT   INVESTMENT
                                   OF PERIOD     (LOSS)      INVESTMENTS        ADVISOR      ACTIVITIES     INCOME       INCOME
                                   ---------   ----------   --------------   -------------   ----------   ----------   ----------
EQUITY INDEX FUND (CLASS C)
 Six Months Ended December 31,
   2001 (unaudited)..............   $27.87       $ 0.01         $(1.74)          $  --         $(1.73)      $(0.01)       $--
 Year Ended June 30, 2001........    33.14        (0.02)          5.25              --          (5.27)          --         --
 Year Ended June 30, 2000........    31.76         0.01           1.84              --           1.85        (0.02)        --
 Year Ended June 30, 1999........    27.14         0.07           5.55              --           5.62        (0.08)        --
 November 4, 1997 to June 30,
   1998 (e)......................    22.60         0.07           4.67              --           4.74        (0.08)        --
MARKET EXPANSION INDEX FUND (CLASS C)
 Six Months Ended December 31,
   2001 (unaudited)..............     8.66           --          (0.08)                         (0.08)          --         --
 Year Ended June 30, 2001........     8.96        (0.01)          0.67              --           0.66           --         --
 Year Ended June 30, 2000........    10.57        (0.05)          1.15            0.02           1.12           --(d)      --
 March 22, 1999 to June 30, 1999
   (e)...........................     9.32         0.02           1.25              --           1.27        (0.02)        --
TECHNOLOGY FUND (CLASS C)
 Six Month Ended December 31,
   2001 (unaudited)..............     5.86        (0.05)         (0.78)             --          (0.83)          --         --
 July 28, 2000 to June 30, 2001
   (e)...........................    10.00        (0.09)         (4.05)             --          (4.14)          --         --
HEALTH SCIENCES FUND (CLASS C)
 Six Month Ended December 31,
   2001 (unaudited)..............    11.68        (0.07)         (0.22)             --          (0.19)          --         --
 March 23, 2001 to June 30, 2001
   (e)...........................    10.00        (0.04)          1.72              --           1.68           --         --
INTERNATIONAL EQUITY INDEX FUND (CLASS C)
 Six Months Ended December 31,
   2001 (unaudited)..............    15.87        (0.04)         (1.71)             --          (1.75)       (0.05)        --
 Year Ended June 30, 2001........    21.39         0.03          (5.47)             --          (5.44)       (0.03)        --
 Year Ended June 30, 2000........    18.55        (0.01)          3.14              --           3.13           --         --
 Year Ended June 30, 1999........    17.91         0.30           1.51              --           1.81        (0.32)        --
 November 4, 1997 to June 30,
   1998 (e)......................    15.70         0.06           2.45              --           2.51           --         --
DIVERSIFIED INTERNATIONAL FUND (CLASS C)
 Six Months Ended December 31,
   2001 (unaudited)..............    12.05        (0.04)         (0.81)             --          (0.85)       (0.06)        --
 Year Ended June 30, 2001........    16.57         0.02          (4.24)             --          (4.22)          --         --
 Year Ended June 30, 2000........    14.08         0.11           2.67              --           2.78        (0.11)        --
 March 22, 1999 to June 30, 1999
   (e)...........................    13.47           --           0.61              --           0.61           --         --

------------

  * During the period, certain fees were voluntarily reduced. If such voluntarily fee reductions had not occurred, the ratios would have been as indicated.

(a) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

(b)  Not annualized.

(c)  Annualized.

(d)  Amount is less than $0.01.

(e)  Period from commencement of operations.

(f) The Portfolio Turnover was adjusted for Redemptions In-Kind for shareholders that took place during fiscal year 2001.
     The Fund's securities sales were appropriately reduced by the fair market value of the Redemptions In-Kind. The
     Redemptions In-Kind for the Fund was approximately $88 million.


See notes to financial statements.

--------------------------------------------------------------------------------

                                              DISTRIBUTIONS
                                  ----------------------------------------
                                               IN EXCESS                       NET ASSET
                                    NET         OF NET                           VALUE,
                                  REALIZED     REALIZED          TOTAL           END OF        TOTAL
                                   GAINS         GAINS       DISTRIBUTIONS       PERIOD       RETURN
                                  --------     ---------     -------------     ----------     -------
EQUITY INDEX FUND (CLASS C)
Six Months Ended December 31,
 2001 (unaudited)...............   $  --          $--           $(0.01)          $26.13        (6.19)(b)
Year Ended June 30, 2001........      --           --               --            27.87       (15.90)
Year Ended June 30, 2000........   (0.45)          --            (0.47)           33.14         5.84
Year Ended June 30, 1999........   (0.92)          --            (1.00)           31.76        21.52
November 4, 1997 to June 30,
 1998...........................   (0.12)          --            (0.20)           27.14        21.07(b)

MARKET EXPANSION INDEX FUND
(CLASS C)
Six Months Ended December 31,
 2001 (unaudited)...............   (0.04)          --            (0.04)            8.54        (0.95)(b)
Year Ended June 30, 2001........   (0.96)          --            (0.96)            8.66         7.78
Year Ended June 30, 2000........   (2.73)          --            (2.73)            8.96        13.11
March 22, 1999 to June 30, 1999
 (e)............................      --           --            (0.02)           10.57        13.64(b)

TECHNOLOGY FUND (CLASS C)
Six Month Ended December 31,
 2001 (unaudited)...............      --           --               --             5.03       (14.16)(b)
July 28, 2000 to June 30, 2001
 (e)............................      --           --               --             5.86       (41.40)(b)

HEALTH SCIENCES FUND (CLASS C)
Six Month Ended December 31,
 2001 (unaudited)...............   (0.04)          --            (0.04)           11.35        (2.50)(b)
March 23, 2001 to June 30, 2001
 (e)............................      --           --               --            11.68        16.80(b)

INTERNATIONAL EQUITY INDEX FUND
(CLASS C)
Six Months Ended December 31,
 2001 (unaudited)...............      --           --            (0.05)           14.07       (11.03)(b)
Year Ended June 30, 2001........   (0.05)          --            (0.08)           15.87       (25.50)
Year Ended June 30, 2000........   (0.29)          --            (0.29)           21.39        16.92
Year Ended June 30, 1999........   (0.85)          --            (1.17)           18.55        10.78
November 4, 1997 to June 30,
 1998 (e).......................   (0.30)          --            (0.30)           17.91        16.34(b)

DIVERSIFIED INTERNATIONAL FUND
(CLASS C)
Six Months Ended December 31,
 2001 (unaudited)...............      --           --            (0.06)           11.14        (7.10)(b)
Year Ended June 30, 2001........   (0.30)          --            (0.30)           12.05       (25.87)
Year Ended June 30, 2000........   (0.18)          --            (0.29)           16.57        19.76
March 22, 1999 to June 30, 1999
 (e)............................      --           --               --            14.08         4.53(b)

                                                           RATIOS/SUPPLEMENTARY DATA
                                  ---------------------------------------------------------------------------
                                                   RATIO OF       RATIO OF        RATIO OF
                                      NET          EXPENSES         NET           EXPENSES
                                    ASSETS,           TO         INVESTMENT          TO
                                    END OF         AVERAGE       INCOME TO        AVERAGE
                                    PERIOD           NET          AVERAGE           NET           PORTFOLIO
                                    (000'S)         ASSETS       NET ASSETS       ASSETS*        TURNOVER (A)
                                  -----------     ----------     ----------     ------------     ------------
EQUITY INDEX FUND (CLASS C)
Six Months Ended December 31,
 2001 (unaudited)...............   $122,588          1.35%(c)       0.09%(c)        1.35%(c)         1.89%
Year Ended June 30, 2001........    130,295          1.35          (0.11)           1.36             9.72(f)
Year Ended June 30, 2000........    133,030          1.35          (0.06)           1.42             7.89
Year Ended June 30, 1999........     59,042          1.35           0.11            1.57             5.37
November 4, 1997 to June 30,
 1998...........................      3,214          1.35(c)        0.27(c)         1.60(c)          4.32
MARKET EXPANSION INDEX FUND
(CLASS C)
Six Months Ended December 31,
 2001 (unaudited)...............      3,022          1.57(c)       (0.50)(c)        1.57(c)         29.67
Year Ended June 30, 2001........      1,046          1.57          (0.42)           1.57            36.68
Year Ended June 30, 2000........        180          1.57          (0.24)           1.71            64.29
March 22, 1999 to June 30, 1999
 (e)............................         18          1.58(c)       (0.33)(c)        2.17(c)         36.50
TECHNOLOGY FUND (CLASS C)
Six Month Ended December 31,
 2001 (unaudited)...............      1,144          2.30(c)       (2.02)(c)        2.30(c)         16.72
July 28, 2000 to June 30, 2001
 (e)............................      1,140          2.30(c)       (1.98)(c)        2.30(c)         76.53
HEALTH SCIENCES FUND (CLASS C)
Six Month Ended December 31,
 2001 (unaudited)...............        629          2.35(c)       (1.58)(c)        2.35(c)         11.24
March 23, 2001 to June 30, 2001
 (e)............................        452          2.35(c)       (1.60)(c)        2.35(c)          2.34
INTERNATIONAL EQUITY INDEX FUND
(CLASS C)
Six Months Ended December 31,
 2001 (unaudited)...............      8,585          1.87(c)       (0.59)(c)        1.87(c)          6.26
Year Ended June 30, 2001........      9,908          1.83           0.21            1.83             6.75
Year Ended June 30, 2000........     11,442          1.86          (0.17)           2.06            13.85
Year Ended June 30, 1999........      2,339          1.86           0.73            1.86            33.99
November 4, 1997 to June 30,
 1998 (e).......................        119          1.87(c)        2.88(c)         1.87(c)          9.90
DIVERSIFIED INTERNATIONAL FUND
(CLASS C)
Six Months Ended December 31,
 2001 (unaudited)...............        638          2.05(c)       (0.68)(c)        2.06(c)         92.04
Year Ended June 30, 2001........        844          2.05           0.14            2.05            29.92
Year Ended June 30, 2000........        729          2.06           0.30            2.07            17.05
March 22, 1999 to June 30, 1999
 (e)............................          5          2.00(c)        1.58(c)         2.00(c)          2.96

One Group Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                                  DECEMBER 31, 2001
(Unaudited)

1. ORGANIZATION:

   One Group Mutual Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company established as a Massachusetts business trust. The accompanying financial statements and financial highlights are those of the Small Cap Growth Fund, the Small Cap Value Fund, the Mid Cap Growth Fund, the Mid Cap Value Fund, the Diversified Mid Cap Fund, the Large Cap Growth Fund, the Large Cap Value Fund, the Equity Income Fund, the Diversified Equity Fund, the Balanced Fund, the Equity Index Fund, the Market Expansion Index Fund, the Technology Fund, the Health Sciences Fund, the International Equity Index Fund, and the Diversified International Fund, (individually a "Fund", collectively the "Funds") only.

2. SIGNIFICANT ACCOUNTING POLICIES:

   The following is a summary of significant accounting policies followed by the Trust in preparation of its financial statements. The policies are in conformity with U.S. generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

     SECURITY VALUATION

     Listed securities are valued at the latest available sales price on the principal exchange where such securities are traded. Unlisted securities or listed securities for which latest sales prices are not available are valued at the mean of the latest bid and ask price in the principal market where such securities are normally traded. Corporate debt securities and debt securities of U.S. issuers (other than short-term investments maturing in less than 61 days), including municipal securities, are valued on the basis of valuations provided by dealers or by an independent pricing service approved by the Board of Trustees. Short-term investments maturing in less than 61 days are valued at amortized cost, which approximates market value. Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded. Options traded on an exchange are valued using the last sale price or, in the absence of a sale, the mean of the latest bid and ask prices. Options traded over-the-counter are valued using dealer-supplied valuations. Investments for which the above valuation procedures are inappropriate or deemed not to reflect fair value are stated at fair value as determined in good faith under procedures approved by the Board of Trustees.

     FINANCIAL INSTRUMENTS

     Investing in financial instruments such as options, futures, and sales of forward foreign currency contracts involves risk in excess of the amounts reflected in the Statements of Assets and Liabilities. The face or contract amounts reflect the extent of the involvement the Funds have in the particular class of instrument. Risks associated with these instruments include an imperfect correlation between the movements in the price of the instruments and the price of the underlying securities and interest rates, an illiquid secondary market for the instruments or inability of counterparties to perform under the terms of the contract, and changes in the value of currency relative to the U.S. dollar. The Funds enter into these contracts primarily as a means to hedge against adverse fluctuations in the value of securities held or planned to be purchased by the Funds.

     FOREIGN CURRENCY TRANSLATION

     Investment valuations, other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investments

                                      118
Continued

One Group Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                       DECEMBER 31, 2001
(Unaudited)

     and income and expenses are converted into U.S. dollars based upon exchange rates prevailing on the respective dates of depreciation from investments due to fluctuations in foreign currency exchange rates is not separately disclosed. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

     FORWARD FOREIGN CURRENCY CONTRACTS

     Forward foreign currency contracts are valued at the daily exchange rate of the underlying currency. Purchases and sales of forward foreign currency contracts having the same settlement date are presented net on the Statement of Assets and Liabilities. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized appreciation or depreciation until the contract settlement date. Gains or losses from the purchase or sale of forward foreign currency contracts having the same settlement date are recorded as realized on the date of offset; otherwise gains or losses are recorded as realized on settlement date.

     FUTURES CONTRACTS

     The Funds may enter into futures contracts for the delayed delivery of securities at a fixed price at some future date or for the change in the value of a specified financial index over a predetermined time period. Cash or securities are deposited with brokers in order to maintain a position. Subsequent payments made or received by the Fund based on the daily change in the market value of the position are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the appreciation or depreciation is realized.

     The following is a summary of futures outstanding as of December 31, 2001:

                                                                                                    CURRENT
                                                                                       OPENING       MARKET
                                                                        NUMBER OF     POSITIONS      VALUE
   FUND                                          CONTRACT TYPE          CONTRACTS       (000)        (000)
   ----                                          -------------          ---------     ---------     --------
   Equity Index Fund                        Short S&P 500,
                                              March 2002 Futures           139        $ 38,225      $ 38,786
   International Equity Index Fund          Short FTSE 100 Index,
                                              March 2002 Futures           139           7,163         7,243
                                            Short DJ Euro,
                                              March 2002 Futures           100           3,694         3,832
                                            Short Nikkei 225,
                                              March 2002 Futures           100           5,286         5,198
                                            Short Dax Index,
                                              March 2002 Futures            18           2,272         2,335
                                            Short CAC-40 Index,
                                              March 2002 Future             15             676           699
   Diversified International Fund           Short FTSE 100 Index,
                                              March 2002 Futures           329          16,969        17,144
                                            Short DJ Euro,
                                              March 2002 Futures           695          25,880        26,632
                                            Short Topix Index,
                                              March 2002 Futures            70         724,010       715,400

                                      119
Continued

One Group Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                       DECEMBER 31, 2001
(Unaudited)

     WRITTEN OPTIONS

     The Funds may write covered call or secured put options for which premiums received are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options, which are either exercised or closed, are offset against the proceeds received or amount paid on the transaction to determine realized gains or losses.

     The following is a summary of option activity for the six months ended December 31, 2001, by the Funds (amounts in thousands):

                                                  MID CAP VALUE FUND           HEALTH SCIENCES FUND
                                              --------------------------    --------------------------
                                              SHARES SUBJECT                SHARES SUBJECT
   COVERED CALL OPTIONS                        TO CONTRACT      PREMIUMS     TO CONTRACT      PREMIUMS
   --------------------                       --------------    --------    --------------    --------
   Balance at beginning of period...........        161          $ 138              2           $  4
   Options written..........................        933            758             11             12
   Options closed...........................       (170)          (205)            --             --
   Options expired..........................       (807)          (602)           (13)           (16)
   Options exercised........................        (97)           (78)            --             --
                                                   ----          -----           ----           ----
   Options outstanding at end of period.....         20          $  11             --           $ --
                                                   ====          =====           ====           ====

                                                  MID CAP VALUE FUND           HEALTH SCIENCES FUND
                                              --------------------------    --------------------------
                                              SHARES SUBJECT                SHARES SUBJECT
   PUT OPTIONS                                 TO CONTRACT      PREMIUMS     TO CONTRACT      PREMIUMS
   -----------                                --------------    --------    --------------    --------
   Balance at beginning of period...........         60          $  16             --           $ --
   Options written..........................        455            382              6             12
   Options closed...........................        (90)           (87)            --             --
   Options expired..........................       (390)          (281)            (3)            (4)
   Options exercised........................         --             --             (3)            (8)
                                                   ----          -----           ----           ----
   Options outstanding at end of period.....         35          $  30             --           $ --
                                                   ====          =====           ====           ====

     The following is a summary of options outstanding as of December 31, 2001 (amounts in thousands):

   COVERED CALL OPTIONS
                                                                       MID CAP VALUE FUND
                                                                 ------------------------------
                                                                 SHARES SUBJECT
   SECURITY                                                       TO CONTRACT      MARKET VALUE
   --------                                                      --------------    ------------
   Williams Companies, $30.00, 01/23/02........................        20              $ 7

   PUT OPTIONS
                                                                       MID CAP VALUE FUND
                                                                 ------------------------------
                                                                 SHARES SUBJECT
   SECURITY                                                       TO CONTRACT      MARKET VALUE
   --------                                                      --------------    ------------
   Advanced Fibre Communication, $30.00, 01/23/02..............        20               $7
   Broadwing, $7.50, 01/23/02..................................        15                2

     REPURCHASE AGREEMENTS

     The Funds may invest in repurchase agreements with institutions that are deemed by Banc One Investment Advisors Corporation (the "Advisor"), an independent wholly-owned subsidiary of Bank One Corporation, to be of good standing and creditworthy under guidelines established by the Board of Trustees. Each repurchase agreement is recorded at cost. The Fund requires that the securities purchased in a repurchase agreement transaction be transferred to the custodian in a manner sufficient to enable the Fund to obtain

                                      120
Continued

One Group Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                       DECEMBER 31, 2001
(Unaudited)

     those securities in the event of a counterparty default. If the counterparty defaults, and the fair value of the collateral declines, realization of the collateral by the Funds may be delayed or limited. The Funds along with certain other affiliates of the Funds, may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements which are fully collateralized by U.S. Treasury or Federal Agency obligations.

     SECURITIES LENDING

     To generate additional income, each Fund may lend up to 33 1/3% of its total assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, or letters of credit as collateral equal at all times to at least 100% of the market value plus accrued interest on the securities lent. The Funds receive payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn interest on the investment of cash collateral, a portion of which is retained by the Advisor. Collateral is marked to market daily to provide a level of collateral at least equal to the market value of securities lent. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by the Advisor to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgment of the Advisor, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Funds or the borrower at any time, and are, therefore, not considered to be illiquid investments. Bank One Trust Company N.A., an affiliate of the Advisor, serves as sub-custodian for the security lending program. The security lending fee is computed on basis points of the amount loaned. As of December 31, 2001, the following Funds had securities with the following market values on loan (amounts in thousands):

                                                                   MARKET
                                                                   VALUE          MARKET
                                                                 OF LOANED         VALUE
   FUND                                                          SECURITIES    OF COLLATERAL
   ----                                                          ----------    -------------
   Small Cap Growth Fund.......................................   $ 52,370       $ 53,453
   Small Cap Value Fund........................................     11,145         11,390
   Mid Cap Growth Fund.........................................    172,152        175,822
   Mid Cap Value Fund..........................................     65,307         66,740
   Diversified Mid Cap Fund....................................    104,083        106,367
   Large Cap Growth Fund.......................................    118,413        120,991
   Large Cap Value Fund........................................     70,853         72,376
   Equity Income Fund..........................................     23,364         23,813
   Diversified Equity Fund.....................................     96,910         98,437
   Balanced Fund...............................................     49,769         51,519
   Equity Index Fund...........................................    190,539        193,405
   Market Expansion Index Fund.................................      1,814          1,852
   Technology Fund.............................................      1,876          1,916
   Health Science Fund.........................................        468            478
   International Equity Index Fund.............................     61,044         64,212
   Diversified International Fund..............................     59,744         62,568

     The loaned securities were fully collateralized by cash, U.S. government securities, and letters of credit as of December 31, 2001. Cash was reinvested in master notes, put bonds, repurchase agreements, and mutual funds.

                                      121
Continued

One Group Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                       DECEMBER 31, 2001
(Unaudited)

     SECURITY TRANSACTIONS AND RELATED INCOME

     Security transactions are accounted for on a trade date basis. Net realized gains or losses from sales of securities are determined on the specific identification cost method. Interest income and expenses are recognized on the accrual basis. Dividends are recorded on the ex-dividend date. Interest income includes premium amortization and discount accretion for both financial reporting and tax purposes.

     EXPENSES

     Expenses directly attributable to a Fund are charged directly to that Fund, while the expenses which are attributable to more than one Fund of the Trust are allocated among the respective Funds. Each class of shares bears its pro-rata portion of expenses attributable to its series, except that each class separately bears expenses related specifically to that class, such as distribution fees.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

     Dividends from net investment income are declared and paid quarterly except for the Technology Fund, the Health Sciences Fund, the International Equity Index Fund, and the Diversified International Fund which declare and pay dividends, if any, at least annually and the Equity Income Fund and the Balanced Fund which declare and pay dividends monthly. Dividends are declared separately for each class. No class has preferential rights; differences in per share dividend rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed at least annually.

     Distributions from net investment income and from net capital gains are determined in accordance with U.S. income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments for expiring capital loss carryforwards, foreign currency transactions, and deferrals of certain losses. Permanent book and tax basis differences have been reclassified among the components of net assets. Certain funds also utilized earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes.

     FEDERAL INCOME TAXES

     The Funds' policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all their taxable income to shareholders. Therefore, no federal income tax provision is required.

3. SHARES OF BENEFICIAL INTEREST:

   The Trust has an unlimited number of shares of beneficial interest, with no par value which may, without shareholder approval, be divided into an unlimited number of series of such shares, and any series may be classified or reclassified into one or more classes. The Trust is registered to offer forty-eight series and seven classes of shares: Class I, Class A, Class B, Class C, Service Class, Administrative Class, and Class S. The Funds are each authorized to issue Class I, Class A, Class B, and Class C shares only. Shareholders are entitled to one vote for each full share held and vote in the aggregate and not by class or series, except as otherwise expressly required by law or when the Board of Trustees has determined that the matter to be voted on affects only the interest of shareholders of a particular class or series. The Diversified Mid Cap Fund Class B and Class C shares have been adjusted to reflect the 4 for 1 reverse stock split that occurred on November 17, 2000.

4. INVESTMENT ADVISORY, ADMINISTRATION, AND DISTRIBUTION AGREEMENTS:

   The Trust and the Advisor are parties to an investment advisory agreement under which the Advisor is entitled to a fee, computed daily and paid monthly, at the annual rate of 0.74% of the average daily net assets on the first

                                      122
Continued

One Group Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                       DECEMBER 31, 2001
(Unaudited)

   $1.5 billion, 0.70% of the average daily net assets on the next $500 million, 0.65% of the average daily net assets on the next $3.5 billion, and 0.60% of the average daily net assets over $5.5 billion of the Small Cap Growth Fund, the Small Cap Value Fund, the Mid Cap Growth Fund, the Mid Cap Value Fund, the Diversified Mid Cap Fund, the Large Cap Growth Fund, the Large Cap Value Fund, the Equity Income Fund, and the Diversified Equity Fund; 0.65% of the average daily net assets of the Balanced Fund; 0.30% of the average daily net assets of the Equity Index Fund; 0.35% of the average daily net assets of the Market Expansion Index Fund; 1.00% of the average daily net assets of the Technology Fund; 0.85% of the average daily net assets of the Health Sciences Fund; 0.55% of the average daily net assets of the International Equity Index Fund; and 0.80% of the average daily net assets of the Diversified International Fund.

   The Trust and One Group Administrative Services, Inc. (the "Administrator"), an independent wholly-owned subsidiary of Bank One Corporation, are parties to an administration agreement under which the Administrator provides services for a fee that is computed daily and paid monthly, at an annual rate of 0.20% on the first $1.5 billion of Trust average daily net assets (excluding the Investor Conservative Growth Fund, the Investor Balanced Fund, the Investor Growth & Income Fund, and the Investor Growth Fund (the "Investor Funds") and the Institutional Prime Money Market Fund, the Treasury Only Money Market Fund, and the Government Money Market Fund (the "Institutional Money Market Funds")); 0.18% on the next $0.5 billion of Trust average daily net assets (excluding the Investor Funds and the Institutional Money Market Funds); and 0.16% of Trust average daily net assets (excluding the Investor Funds and the Institutional Money Market Funds) over $2 billion.

   The Trust and The One Group Services Company (the "Distributor") are parties to a distribution agreement under which shares of the Funds are sold on a continuous basis. Class A, Class B, and Class C shares are subject to distribution and shareholder services plans (the "Plans") pursuant to Rule 12b-1 under the 1940 Act. As provided in the Plans, the Trust will pay the Distributor a fee of 0.35% of the average daily net assets of Class A shares of each of the Funds and 1.00% of the average daily net assets of the Class B shares and Class C shares of each of the Funds. Currently, the Distributor has contractually agreed to limit payments under the Plans to 0.25% of average daily net assets of the Class A shares of each Fund. For the six months ended December 31, 2001, the Distributor received $1,739,786 from commissions earned on sales of Class A shares and redemption of Class B shares and Class C shares, of which, the Distributor re-allowed $1,420,848 to affiliated broker-dealers of the Funds.

   The Advisor, the Administrator, and the Distributor have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses to the following amounts:

    FUNDS                                                         CLASS I    CLASS A    CLASS B    CLASS C
    -----                                                         -------    -------    -------    -------
    Mid Cap Growth Fund.........................................    .99%      1.24%      1.99%      1.99%
    Large Cap Growth Fund.......................................     --       1.24         --         --
    Equity Income Fund..........................................     --       1.24         --         --
    Balanced Fund...............................................    .89       1.14       1.89       1.89
    Equity Index Fund...........................................    .35        .60       1.35       1.35
    Market Expansion Index Fund.................................    .57        .82       1.57       1.57
    Health Science Fund.........................................   1.35       1.60       2.35       2.35
    Technology Fund.............................................   1.30       1.55       2.30       2.30
    International Equity Index Fund.............................     --         --         --         --
    Diversified International Fund..............................     --       1.30         --         --

   Certain officers of the Trust are affiliated with the Advisor, the Administrator and the Prior Administrator. Such officers receive no compensation from the Funds for serving in their respective roles.

                                      123
Continued

One Group Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                       DECEMBER 31, 2001
(Unaudited)

   The Trust adopted a Trustee Deferred Compensation Plan (the "Plan") which allows the independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as a Trustee. The deferred fees are invested in various One Group Mutual Funds until distribution in accordance with the Plan.

5. SECURITIES TRANSACTIONS:

   The cost of security purchases and the proceeds from the sale of securities (excluding short-term securities) for the six months ended December 31, 2001, were as follows (amounts in thousands):

    FUND                                                          PURCHASES     SALES
    ----                                                          ---------    --------
    Small Cap Growth Fund.......................................  $257,174     $190,335
    Small Cap Value Fund........................................   188,301       67,925
    Mid Cap Growth Fund.........................................   840,924      834,313
    Mid Cap Value Fund..........................................   714,600      643,981
    Diversified Mid Cap Fund....................................   155,799      148,258
    Large Cap Growth Fund.......................................   855,194      616,199
    Large Cap Value Fund........................................   868,567      965,433
    Equity Income Fund..........................................    49,365       87,455
    Diversified Equity Fund.....................................   167,771       87,274
    Balanced Fund...............................................    39,067       66,265
    Equity Index Fund...........................................    54,656       95,845
    Market Expansion Index Fund.................................    20,610       12,056
    Technology Fund.............................................     8,543        6,629
    Health Sciences Fund........................................     8,562        1,416
    International Equity Index Fund.............................    42,879       37,922
    Diversified International Fund..............................   696,699      626,744

6. LINE OF CREDIT:

   The Trust, State Street Bank and Trust Company ("State Street"), and a group of banks (collectively, the "Banks") have a financing agreement. Under this agreement, the Banks provide an unsecured committed credit facility in the aggregate amount of $300 million. The credit facility is allocated, under the terms of the financing agreement, among the Banks. Advances under the agreement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. Interest on borrowings is payable at the Federal Funds Rate plus 0.50% on an annualized basis. A commitment fee of 0.10% per annum will be incurred on the unused portion of the committed facility, which is allocated to all funds of the Trust. As of December 31, 2001, International Equity Index had $5,000,000 outstanding under this agreement.

                                      124
Continued

One Group Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                       DECEMBER 31, 2001
(Unaudited)

7. SPECIAL MEETING OF SHAREHOLDERS:

   A Special Meeting of Shareholders of the One Group Mutual Funds was held on September 14, 2001. At the meeting, Shareholders voted and approved the following proposals:

   Amend the fundamental policy concerning diversification.

    FUND NAME                                              FOR        AGAINST    ABSTAIN       TOTAL
    ---------                                          -----------    -------    -------    -----------
    Small Cap Growth.................................   29,158,514     50,999     45,046     29,254,559
    Small Cap Value..................................   16,887,510     20,440     19,076     16,927,026
    Mid Cap Growth...................................   74,572,439    303,013    289,911     75,165,363
    Mid Cap Value....................................   78,823,426    112,957     50,752     78,987,135
    Diversified Mid Cap..............................   53,075,692     72,090     68,000     53,215,782
    Large Cap Growth.................................  139,440,910    664,839    613,342    140,719,091
    Large Cap Value..................................   85,828,956     83,896     52,816     85,965,668
    Equity Income....................................   27,233,689    116,786     55,077     27,405,552
    Diversified Equity...............................  138,927,332    183,707     98,880    139,209,919
    Balanced.........................................   20,962,886    152,947    247,667     21,363,500
    Equity Index.....................................   77,066,600    262,336    335,229     77,664,165
    Market Expansion Index...........................    3,478,952      2,877     32,108      3,513,937
    International Equity Index.......................   39,749,398     41,822     31,179     39,822,399
    Diversified International........................   54,860,657     31,834     21,896     54,914,387

   Eliminate the fundamental policy concerning diversification.

    FUND NAME                                              FOR        AGAINST    ABSTAIN       TOTAL
    ---------                                          -----------    -------    -------    -----------
    Technology.......................................   3,952,068     109,315    168,948     4,230,331

   Eliminate a fundamental policy concerning investments in government securities.

    FUND NAME                                              FOR        AGAINST    ABSTAIN       TOTAL
    ---------                                          -----------    -------    -------    -----------
    Equity Index.....................................  77,191,025     243,527    229,612    77,664,164

   Amend fundamental policies concerning loans.

    FUND NAME                                              FOR        AGAINST    ABSTAIN       TOTAL
    ---------                                          -----------    -------    -------    -----------
    Small Cap Growth.................................   29,157,103     58,484     38,972     29,254,559
    Small Cap Value..................................   16,884,339     26,569     16,117     16,927,025
    Mid Cap Growth...................................   74,569,495    308,260    287,608     75,165,363
    Mid Cap Value....................................   73,820,407    121,375     45,353     73,987,135
    Diversified Mid Cap..............................   53,081,837     73,984     59,961     53,215,782
    Large Cap Growth.................................  139,454,124    669,158    595,129    140,718,771
    Large Cap Value..................................   85,847,286     91,541     42,703     85,981,530
    Equity Income....................................   27,245,874     96,593     62,452     27,406,183
    Diversified Equity...............................  138,950,409    181,778     77,733    139,209,920
    Balanced.........................................   20,947,553    171,353    244,594     21,363,500
    Equity Index.....................................   77,057,794    327,046    279,325     77,664,165
    Market Expansion Index...........................    3,508,195      2,877      2,865      3,513,937
    Technology.......................................    3,945,031    110,416    174,884      4,230,331
    International Equity Index.......................   39,757,118     40,795     24,486     39,822,399
    Diversified International........................   54,866,136     31,808     16,443     54,914,387

                                      125
Continued

One Group Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                       DECEMBER 31, 2001
(Unaudited)

   Amend fundamental policies concerning borrowing money.

    FUND NAME                                              FOR        AGAINST    ABSTAIN       TOTAL
    ---------                                          -----------    -------    -------    -----------
    Small Cap Growth.................................   29,165,380     53,290     35,889     29,254,559
    Small Cap Value..................................   16,884,775     28,339     13,911     16,927,025
    Mid Cap Growth...................................   74,553,298    318,032    294,033     75,165,363
    Mid Cap Value....................................   73,813,753    125,293     48,089     73,987,135
    Diversified Mid Cap..............................   53,085,671     69,569     60,542     53,215,782
    Large Cap Growth.................................  139,432,551    699,036    586,824    140,718,771
    Large Cap Value..................................   85,832,576    100,285     27,781     85,949,806
    Equity Income....................................   27,228,887    112,450     62,318     27,404,919
    Diversified Equity...............................  138,941,746    190,490     77,683    139,209,919
    Balanced.........................................   20,946,720    164,665    252,115     21,363,500
    Equity Index.....................................   77,059,532    321,262    283,370     77,664,164
    Market Expansion Index...........................    3,508,195      2,877      2,865      3,513,937
    Technology.......................................    3,927,563    125,910    176,858      4,230,331
    International Equity Index.......................   39,752,789     45,465     24,145     39,822,399
    Diversified International........................   54,867,290     31,332     15,765     54,914,387

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

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

 One Group is distributed by
 The One Group Services Company,
 which is not affiliated with Bank
 One Corporation. Affiliates of
 Bank One Corporation receive
 fees for providing investment advisory,
 administrative and other services
 to the Funds.

 Call Investor Services at
 The One Group Service Center
 at 1 800 480 4111 for a prospectus
 containing complete information
 about charges and expenses. Read
 carefully before investing. Past
 performance is no guarantee of
 future results.

 BANC ONE
 INVESTMENT
 ADVISORS
 CORPORATION
 TOG-F-041-SAN (2/02)

                                                                 [BANK ONE LOGO]